As filed with the Securities and Exchange Commission on September 28, 2009

Registration Nos. 33-27491

811-5782

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 48	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 49	☒

(Check appropriate box or boxes)

PNC Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-551-2145

Jennifer E. Vollmer, Esq.

PNC Legal Department

1600 Market Street, 28th Floor

Philadelphia, PA 19103

(215) 585-5082

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PNC Funds

Equity and Fixed Income Funds

A Shares

C Shares

PROSPECTUS	September 30, 2009

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’
shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

www.pncfunds.com

Inside This Prospectus

Risk/Return Summary

Introduction	Inside this prospectus, we explain what you should know about the equity and fixed income portfolios of PNC Funds: Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund (the “Equity Funds”), Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Fixed Income Funds”), (collectively, the “funds”). Please read this prospectus carefully.

Investment Objectives	The Equity Funds pursue their investment objectives by investing primarily in equity securities. The Equity Funds generally seek to provide long-term growth of capital. In addition, the Diversified Real Estate Fund seeks to provide dividend income. The Fixed Income Funds pursue their investment objectives by investing in debt securities. Please review the information in the Risk/Return Summary for each fund and the “Investments” section later in the Prospectus.

Investment Strategies	Each fund’s principal investment strategies are the plans that each fund intends to use to pursue its investment objective. From time to time, a fund may engage in other investment strategies and may make other types of investments consistent with its goals. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Risk Factors	The following risk factors apply to all of the funds regardless of their investment policies and strategies:
O

The funds are investments, not bank deposits. They are not backed or guaranteed by PNC Bank, nor are they insured by, issued by, guaranteed by or obligations of the FDIC, the Federal Reserve Board, any government agency or any bank and the fund shares involve investment risks, including the loss of value.

O

A major change in interest rates, a default on an investment held by a fund or a significant decline in the value of a fund investment could cause the value of your investment in a fund, or its yield, to decline.

O

You may lose money by investing in the funds. A fund’s share price changes with the value of the fund’s securities, and when you sell shares they may be worth less than what you initially paid for them.

Who May Want to Invest in the Funds	Equity Funds
O	Investors willing to accept the risk of price and dividend fluctuations.
O	Investors willing to accept higher risk in return for higher potential returns.
O	Long-term investors with a particular goal.

Fixed Income Funds

O	Investors seeking income.
O	Investors seeking higher potential returns than provided by money market funds.
O	Investors willing to accept the risk of price and dividend fluctuations.

Fees and Expenses	A load or sales commission is charged to investors in the funds. In addition, you will, incur expenses for investment advisory, administrative, and operating services, all of which are included in the funds’ total fund operating expenses.

Share Classes	Each fund offers Class A Shares and Class C Shares for retail investors. See “Choosing a Share Class” for a discussion of the characteristics of each share Class.

1

FUND NUMBERS	|	Class A: 440 Class C: 442	TICKER SYMBOLS	|	Class A: PCAAX Class C: PCPCX

Capital Opportunities Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is long-term capital growth.

Principal Investment Strategies

The fund pursues its investment objective by investing primarily in equities (common and preferred stocks, and securities convertible into common stock) of small-capitalization companies with market capitalization generally less than 3.5 times the dollar-weighted, median capitalization of the Russell 2000® Index (generally between $1.2 billion and $1.4 billion) at time of purchase. Under normal market conditions, the fund’s principal investment strategies include:

>	Investing in securities of companies offering shares in initial public offerings

>	Investing in companies that it believes have potential for above-average growth over the long term

>	Investing in securities of domestic and foreign issuers

>	Investing in preferred stock and securities convertible into common stock (there is no minimum credit rating for the fund’s investment in convertible securities)

>	Blended style of investing, capturing both growth and value investing

>

In selecting growth stocks, utilizing a bottom-up process, which seeks to identify small-cap companies with high expected growth and revenues and that are believed to be leaders, or as expected to become leaders, in their respective market niches.

>	In selecting value stocks, identifying small-cap companies whose stock prices appear low relative to their underlying value or future earnings potential.

>	The adviser may trade the fund’s securities actively

Principal policies

>

No more than 25% of total assets in equity securities of foreign companies, including investments through European Depositary Receipts, Global Depositary Receipts and “sponsored” American Depositary Receipts

Changes to the Investment Objective

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice.

Definitions

Foreign company  A company whose business is primarily outside the U.S., or whose stock trades primarily in the non-U.S. stock market.

IPO (initial public offering)  The first offering of a company’s stock on the public market.

Growth strategy  A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

Value strategy  A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Equity securities consist of common stock and preferred stock. In the event of liquidation, common stockholders have rights to a company’s assets only after the obligations to bondholders, other debt holders, and preferred stockholders have been satisfied.

>

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

>	While the fund does not concentrate in any particular sector, to the extent the fund has exposure to a given sector, any factors affecting that sector could affect the value of portfolio securities.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

2	|	About the Fund

>

Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent shareholder protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

>

Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines.

>

Because small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small-cap companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

>

Prices of IPOs can be highly unstable because of factors such as a lack of company history or profitability, lack of trading history for the stock, the small number of shares available for trading, and limited shareholder information. IPO shares may be hard to buy or sell at a desired time or price. IPO shares may trade indefinitely at prices below their issue price.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be of interest to long-term shareholders who want exposure to both the growth and value segments of the small-capitalization stock market.

Capital Opportunities Fund	|	3

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 27.38%, 4Q 2001

WORST QUARTER: -29.76%, 3Q 2001

YTD RETURN as of 6/30/09: 11.02%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	Since Inception[1]
Before Taxes	-42.30%	-5.46%	-4.33%

After Taxes on distributions (assumes shares are still held)	-43.35%	-6.57%	-5.00%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-26.19%	-4.19%	-3.37%

Class C
Before Taxes	-40.35%	-5.03%	-4.30%

Russell 2000® Index (an unmanaged index considered representative of small-cap stocks)	-33.79%	-0.93%	0.89%
[1]	7/5/00 for the fund, 6/30/00 for the Index

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

4	|	Capital Opportunities Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	1.30%	1.30%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.52%	0.52%

Total Fund Operating Expenses**	2.32%	2.82%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.78% for Class A and 2.28% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.78% for Class A and 2.28% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$699	$1165	$1656	$3005
Class C Shares
If you sold your shares at period’s end	$385	$874	$1489	$3147
If you still held your shares	$285	$874	$1489	$3147

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

Capital Opportunities Fund	|	5

FUND NUMBERS	|	Class A: 437 Class C: 439	TICKER SYMBOLS	|	Class A: PIAEX Class C: PIQIX

International Equity Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is long-term capital growth.

Principal Investment Strategies

The fund pursues its investment objective by investing primarily in equity securities (common and preferred stocks, rights and warrants) of foreign companies located anywhere in the world of any market capitalization. Under normal market conditions, the fund’s principal investment strategies include:

>	Investing at least 80% of its net assets (which includes borrowings for investment purposes) in equities of foreign companies

>

A multi-manager approach in which the adviser manages a portion of the portfolio and monitors the performance of the sub-advisers (GE Asset Management, Inc. and Morgan Stanley Investment Management Limited) as well as the relative outlook for the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser

>

PNC Capital looks for companies with sustainable earnings and accelerating revenue growth, high quality balance sheets and strong management teams. Emphasis is given to companies in developed markets with long-term growth potential and attractive valuations

>	GEAM looks for companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates

>

Morgan Stanley looks for quality companies, whose stock prices appear low relative to their long-term intrinsic value, using a disciplined, bottom-up approach to examine a universe of approximately 1000 stocks. The team seeks to identify quality companies with strong franchises, recurring free cash flow generation, high Return on Capital Employed and experienced management

Principal policies

>	No more than 25% of net assets in securities of issuers from emerging markets

>	No more than 10% of its net assets in high yield “junk” bonds (generally rated below the BBB category)

>	No limit to how much the fund may invest in any given foreign country, but under normal circumstances it invests in at least three countries (and typically many more than that)

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes), in investments connoted by the fund’s name, unless it gives shareholders at least 60 days’ notice.

Definitions

Foreign company   A company whose business is primarily outside the U.S., or whose stock trades primarily in a non-U.S. stock market.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Equity securities consist of common stock and preferred stock. In the event of liquidation, common stockholders have rights to a company’s assets only after the obligations to bondholders, other debt holders, and preferred stockholders have been satisfied.

>

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever of these categories performs better during a given period.

>	To the extent the fund emphasizes particular countries, regions, or market sector, any factors affecting that country, region or sector could affect the value of portfolio securities.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>	Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading,

6	|	About the Fund

settlement, custodial, and other operational risks; and the less stringent shareholder protection and disclosure standards of some foreign markets potentially canceling gains or increasing losses. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

>

Small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small-cap companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

>

Returns on mid-capitalization companies often trail the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market. Therefore, they often perform quite differently.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

>

To the extent that the fund invests in debt securities, it takes on the risks of those securities. For instance, debt securities may fall in price when interest rates rise (especially high quality securities) or when the economy deteriorates (especially low quality securities). The fund could lose money if an issuer defaults on its debt, or is expected to; this risk is greater the lower the quality of the security.

>

Swaps, futures, foreign currency futures and forward contracts are derivative instruments. The fund’s performance could be hurt if a derivative or a market does not perform as anticipated, or if the counterparty to the derivative does not honor its contractual obligations. With some derivatives the fund could lose more money than the cost of the derivative.

>

To the extent that the fund invests in emerging markets, it may face higher political, information, liquidity, regulatory and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital.

>

Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

>

The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant or that the effective price paid for the right or warrant may exceed the value of the subscribed security’s market price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for growth shareholders who want to diversify a domestic portfolio.

International Equity Fund	|	7

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 24.10%, 4Q 1999

WORST QUARTER: -18.12%, 3Q 2008

YTD RETURN as of 6/30/09: 0.96%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	-41.08%	0.50%	2.35%

After Taxes on distributions (assumes shares are still held)	-42.48%	-0.61%	1.01%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-24.01%	0.88%	1.89%

Class C
Before Taxes	-38.89%	1.02%	2.34%

MSCI All Country World Free ex-U.S. Index (an unmanaged index of foreign securities that reflects a strategic emerging market allocation)	-45.25%	2.99%	2.27%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

8	|	International Equity Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	1.22%	1.22%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.50%	0.50%

Total Fund Operating Expenses**	2.22%	2.72%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.78% for Class A and 2.28% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.78% for Class A and 2.28% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$689	$1136	$1608	$2908
Class C Shares
If you sold your shares at period’s end	$375	$844	$1440	$3051
If you still held your shares	$275	$844	$1440	$3051

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

International Equity Fund	|	9

FUND NUMBERS	|	Class A: 970 Class C: 972	TICKER SYMBOLS	|	Class A: PVRAX Class C: PDRCX

Diversified Real Estate Fund

EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 22, 2009, SHARES OF THE DIVERSIFIED REAL ESTATE FUND IS NO LONGER OFFERED TO INVESTORS. THE FUND WILL BE LIQUIDATED AND ALL ASSETS WILL BE DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT NOVEMBER 27, 2009.

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is current income and capital growth.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in equity securities (common and preferred stocks) of companies engaged primarily in the real estate business, (companies that derive at least 50% of revenues or profits from, or have at least 50% of assets in, real estate activities) particularly real estate investment trusts (REITs). The average dollar-weighted market cap of the fund’s holdings as of August 31, 2009 was $5.5 billion. Under normal market conditions, the fund’s principal investment strategies include:

>	Favoring investment in mid-capitalization stocks, (generally between $2 and $10 billion) with a focus on equity and hybrid REITs.

>	Investing in companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields

>	Diversifying the fund’s holdings in companies that invest in various geographic regions, both in and outside the United States, and types of real estate

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for the investment purposes) in investments connoted by the fund’s name, unless it gives shareholders at least 60 days’ notice.

Definitions

Real estate investment trusts (REITs)   REITs are companies that invest in real estate and related areas. “Equity REITs” invest directly in real estate and typically earn money from lease payments and gains on property sales. “Mortgage REITs” typically make or own loans and other obligations that are secured by real estate collateral. “Hybrid REITs” are those that combine both approaches.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	To the extent that the fund emphasizes particular regions of the country, it is more sensitive to changes in the economic health of those areas.

>

Returns on mid-capitalization stocks often trail the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market. Therefore, they often perform quite differently.

>

Fund performance could be hurt by any factor that could affect real estate investments, such as poor management, fundamental shifts in local or regional real estate values, overbuilding, long-term vacancies, tax increases, higher management costs, and zoning decisions.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>	The fund’s emphasis on the real estate market sector makes it more sensitive to the risks of that sector.

The principal risks summarized above are more fully described in “Risk Factors.”

Shareholders looking for a growth and income fund to diversify a stock portfolio may be interested in this fund.

10	|	About the Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 15.47%, 4Q 2004

WORST QUARTER: -40.73%, 4Q 2008

YTD RETURN as of 6/30/09: -12.61%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	-45.84%	-3.05%	5.36%

After Taxes on distributions (assumes shares are still held)	-50.73%	-6.09%	2.70%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-26.01%	-2.56%	4.00%

Class C
Before Taxes	-43.83%	-2.61%	5.34%

FTSE NAREIT Equity REIT Index (an unmanaged index generally representative of the U.S. REIT market)	-37.74%	0.90%	7.41%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Diversified Real Estate Fund	|	11

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.75%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.80%	0.80%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.59%	0.59%

Total Fund Operating Expenses**	1.89%	2.39%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange, or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.55% for Class A and 2.05% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.55% for Class A and 2.05% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$658	$1041	$1448	$2581
Class C Shares
If you sold your shares at period’s end	$342	$745	$1275	$2726
If you still held your shares	$242	$745	$1275	$2726

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

12	|	Diversified Real Estate Fund

FUND NUMBERS	|	Class A: 434 Class C: 436	TICKER SYMBOLS	|	Class A: PLBAX Class C: PLBCX

Limited Maturity Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of current income as is consistent with protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in a broad range of bonds and other debt securities. Under normal market conditions, the fund’s principal investment strategies include:

>	Purchasing investment grade debt obligations in the top four highest rankings of credit quality

>	Relying on interest rate forecasts, which are created using both fundamental analysis and proprietary quantitative models, to adjust portfolio duration relative to the fund’s benchmark

>	Maintaining dollar weighted average maturity of one to five years

>	The adviser may trade the fund’s securities actively

Principal policies

>	No more than 25% of total assets in debt securities of foreign corporations and governments

>	No more than 10% of its net assets in high yield “junk” bonds (generally rated below the BBB category)

>	Maintain a dollar weighted average maturity of one to five years

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in bonds, unless it gives shareholders at least 60 days’ notice.

Definitions

Weighted average maturity  The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

Certain securities, including callable bonds, mortgage- or asset-backed securities, can be called or paid off before their maturity date. These securities are sensitive to fluctuations in the level of interest rates. A decline in the level of interest rates could cause these securities to be paid off early. In such a case, the fund could lose money (if the fund had paid a premium over the call or prepayment price) and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Risks associated with investing in foreign issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets;

About the Fund	|	13

and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

>

Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for shareholders seeking moderate income with fairly low risk of volatility.

14	|	Limited Maturity Bond Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 3.39%, 4Q 2008

WORST QUARTER: -1.52%, 2Q 2004

YTD RETURN as of 6/30/09: 3.58%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	-0.49%	2.14%	3.21%

After Taxes on distributions (assumes shares are still held)	-1.80%	0.98%	1.69%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-0.34%	1.14%	1.80%

Class C
Before Taxes	2.54%	2.53%	3.15%

Merrill Lynch 1-5 Year Corp/Gov’t Index (unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years)	4.65%	3.85%	5.03%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Limited Maturity Bond Fund	|	15

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.35%	0.35%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses**	0.39%	0.39%

Total Fund Operating Expenses***	1.24%	1.74%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange, or sell shares through a financial adviser.
**	“Other Expenses” includes Acquired Fund Fees and Expenses below 0.01%. “Acquired Fund” means an investment company in which a fund invests or has invested during the period. A fund’s “Acquired Fund Fees and Expenses” are based on amounts from the fiscal year ended May 31, 2009. The “Total Fund Operating Expenses” will not correlate to each fund’s ratio of expenses to average net assets on in the fund’s Financial Highlights, which reflects the operating expenses of the funds and does not include “Acquired Fund Fees and Expenses.” The funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent annual report.
***	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.03% for Class A and 1.53% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.03% for Class A and 1.53% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$546	$802	$1077	$1861
Class C Shares
If you sold your shares at period’s end	$277	$548	$944	$2052
If you still held your shares	$177	$548	$944	$2052

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

16	|	Limited Maturity Bond Fund

FUND NUMBERS	|	Class A: 673 Class C: 675	TICKER SYMBOLS	|	Class A: PRTAX Class C: PTCRX

Total Return Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek total return by combining elements of capital appreciation and as high a level of current income as is consistent with protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in a broad range of bonds and other debt securities. Under normal market conditions, the fund’s principal investment strategies include:

>	Purchasing investment grade debt obligations in the top four rankings of credit quality

>	Relying on interest rate forecasts, which are created using both fundamental analysis and proprietary quantitative models, to adjust portfolio duration relative to the fund’s benchmark

>	Purchasing securities that provide current income and the potential for capital appreciation (increase in the market price of a security)

>

In an effort to maximize the fund’s total return, the adviser will manage the portfolio’s duration, shift assets among bond market sectors, identify undervalued securities, and take advantage of changes in interest rates.

>	Maintaining a dollar weighted average maturity between four to fifteen years

>	The adviser may trade the fund’s securities actively

Principal policies

>	No more than 25% of total assets in U.S. dollar-denominated debt securities of foreign corporations and governments

>	No more than 15% of its net assets in high yield “junk” bonds (generally rated below the BBB category)

>	Maintain a dollar weighted average maturity of four to fifteen years

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in bonds, unless it gives shareholders at least 60 days’ notice.

Definitions

Total return  For a mutual fund, the fund’s overall investment performance, net of expenses, over a stated period of time, including any changes in share price as well as any distributions paid to shareholders.

Weighted average maturity  The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

Certain securities, including mortgage- or asset-backed securities, can be called or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to

About the Fund	|	17

cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Risks associated with investing in foreign issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or expropriation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

>

Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

Shareholders looking for an income investment that also offers the potential for moderate growth over time may want to consider this fund.

18	|	Total Return Bond Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 6.20%, 4Q 2008

WORST QUARTER: -2.15%, 2Q 2004

YTD RETURN as of 6/30/09: 4.48%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	0.35%	3.00%	4.04%

After Taxes on distributions (assumes shares are still held)	-1.20%	1.50%	2.17%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	0.19%	1.68%	2.29%

Class C
Before Taxes	3.27%	3.38%	3.97%

Barclays Capital U.S. Aggregate Bond Index (an unmanaged index comprised of the Barclays U.S. Gov/Credit Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index)	5.24%	4.65%	5.63%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Total Return Bond Fund	|	19

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. The effect of “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.35%	0.35%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.33%	0.33%

Total Fund Operating Expenses**	1.18%	1.68%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.03% for Class A and 1.53% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.03% for Class A and 1.53% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$540	$784	$1046	$1796
Class C Shares
If you sold your shares at period’s end	$271	$530	$913	$1987
If you still held your shares	$171	$530	$913	$1987

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

20	|	Total Return Bond Fund

FUND NUMBERS	|	Class A: 419 Class C: 421	TICKER SYMBOLS	|	Class A: PDTAX Class C: PDTCX

Maryland Tax-Exempt Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek a high level of interest income that is exempt from federal and Maryland state and local income taxes.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. Under normal market conditions, the fund’s principal investment strategies include:

>

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

>	The fund may invest up to 20% of its total assets in interest rate swaps

>

Monitoring economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers

>	Investing in securities of any maturity

Principal policies

>	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

>	No more than 20% of total assets in interest rate swaps

>	The fund is not diversified

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in Maryland tax-exempt bonds, without obtaining shareholder approval.

Definitions

Interest rate swap  A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Certain municipal securities can be called or paid off before their maturity date. These securities are particularly sensitive to interest rate fluctuations. A fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. As with any debt instrument, if interest rates rise, the values of these securities could fall.

>

Because the fund is not diversified, it could invest a large portion of assets in a small number of issuers, meaning that any change in the value of these issuers’ securities could have a significant impact on the fund’s share price and performance.

About the Fund	|	21

>

Because the fund invests mainly in the securities of one state, its performance is likely to be hurt by any economic, demographic, political, or regulatory changes that negatively affect the state or its general region of the country.

>	As with any debt instrument, if interest rates rise, the value of these securities could fall.

>	The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.

>

Because the fund is non-diversified, it has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This would make the performance of the fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund.

>	To the extent the fund emphasizes a particular region of the country, such as the state of Maryland, it is more sensitive to the changes in the economic health of that region.

>

Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may interest Maryland taxpayers who seek an income investment that is designed to be free from federal, state, and local income taxes.

22	|	Maryland Tax-Exempt Bond Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 4.55%, 4Q 2000

WORST QUARTER: -1.87%, 2Q 1999

YTD RETURN as of 6/30/09: 3.62%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	-2.60%	1.17%	2.61%

After Taxes on distributions (assumes shares are still held)	-2.60%	1.17%	2.61%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-0.71%	1.42%	2.71%

Class C
Before Taxes	-0.08%	1.46%	2.51%

Barclays Capital Quality Intermediate Index (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	5.77%	3.82%	4.71%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Maryland Tax-Exempt Bond Fund	|	23

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.50%	0.50%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.43%	0.43%

Total Fund Operating Expenses**	1.43%	1.93%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.03% for Class A and 1.53% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.03% for Class A and 1.53% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$564	$858	$1173	$2065
Class C Shares
If you sold your shares at period’s end	$296	$606	$1042	$2254
If you still held your shares	$196	$606	$1042	$2254

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

24	|	Maryland Tax-Exempt Bond Fund

FUND NUMBERS	|	Class A: 679 Class C: 681	TICKER SYMBOLS	|	Class A: PTACX Class C: PTCLX

Tax-Exempt Limited Maturity Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. Under normal market conditions, the fund’s principal investment strategies include:

>

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

>	Maintaining dollar weighted average maturity of one to five years

>	The fund may invest up to 20% of its total assets in interest rate swaps

>

Monitoring economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country

>	Investing in securities of any maturity, however, generally favoring those with short and medium maturities

Principal policies

>	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

>	No more than 20% of total assets in interest rate swaps

>	Maintain a dollar weighted average maturity of one to five years

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds, without obtaining shareholder approval.

Definitions

Weighted average maturity  The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Interest rate swap  A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Certain municipal securities can be called or paid off before their maturity date. These securities are particularly sensitive to interest rate fluctuations. A fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities.

About the Fund	|	25

>	As with any debt instrument, if interest rates rise, the values of these securities could fall.

>	The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.

>

Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

Shareholders seeking federally tax-exempt income as well as potentially lower risk to capital may want to consider this fund.

26	|	Tax-Exempt Limited Maturity Bond Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 2.92%, 2Q 2002

WORST QUARTER: -1.30%, 2Q 1999

YTD RETURN as of 6/30/09: 1.85%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	-0.51%	1.21%	2.29%

After Taxes on distributions (assumes shares are still held)	-0.51%	1.21%	2.28%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	0.49%	1.34%	2.34%

Class C
Before Taxes	2.34%	1.56%	2.22%

Barclays Capital Mutual Fund Short Index (an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0-6 years)	5.37%	3.23%	3.97%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Tax-Exempt Limited Maturity Bond Fund	|	27

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.50%	0.50%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.37%	0.37%

Total Fund Operating Expenses**	1.37%	1.87%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.03% for Class A and 1.53% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.03% for Class A and 1.53% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$559	$840	$1143	$2001
Class C Shares
If you sold your shares at period’s end	$290	$588	$1011	$2190
If you still held your shares	$190	$588	$1011	$2190

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

28	|	Tax-Exempt Limited Maturity Bond Fund

FUND NUMBERS	|	Class A: 676 Class C: 678	TICKER SYMBOLS	|	Class A: PNXAX Class C: PNXCX

National Tax-Exempt Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. Under normal market conditions, the fund’s principal investment strategies include:

>

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

>	The fund may invest up to 20% of its total assets in interest rate swaps

>

Monitoring economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country

>	Investing in securities of any maturity

Principal policies

>	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

>	No more than 20% of total assets in interest rate swaps

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds, without obtaining shareholder approval.

Definitions

Interest rate swap  A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Certain municipal securities can be called or paid off before their maturity date. These securities are particularly sensitive to interest rate fluctuations. A fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. As with any debt instrument, if interest rates rise, the values of these securities could fall.

>	The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.

About the Fund	|	29

>	As with any debt instrument, if interest rates rise, the value of these securities could fall.

>

Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may make sense for shareholders who seek federally tax-exempt income and can accept somewhat higher volatility in exchange for potentially higher yield.

30	|	National Tax-Exempt Bond Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 4.42%, 4Q 2000

WORST QUARTER: -1.91%, 2Q 1999

YTD RETURN as of 6/30/09: 2.10%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

Class A	1 Year	5 Year	10 Year
Before Taxes	-1.45%	1.38%	2.74%

After Taxes on distributions (assumes shares are still held)	-1.53%	1.34%	2.62%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	0.05%	1.59%	2.77%

Class C
Before Taxes	-0.68%	1.31%	2.45%

Barclays Capital Quality Intermediate Index (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	5.77%	3.82%	4.71%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

National Tax-Exempt Bond Fund	|	31

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”1

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	4.25%	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None[1]	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.50%	0.50%

Distribution and Service (12b-1) Fees	0.50%	1.00%

Other Expenses	0.33%	0.33%

Total Fund Operating Expenses**	1.33%	1.83%
[1]	Except for investments of $1 million or more. See “Choosing a Share Class.”
*	You may be charged additional fees if you buy, exchange or sell shares through a financial adviser.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.03% for Class A and 1.53% for Class C Shares. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.03% for Class A and 1.53% for Class C Shares prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$555	$829	$1123	$1958
Class C Shares
If you sold your shares at period’s end	$286	$576	$990	$2148
If you still held your shares	$186	$576	$990	$2148

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

32	|	National Tax-Exempt Bond Fund

Investments

This Section describes some of the types of securities that the funds may purchase under normal market conditions to achieve their investment objectives. A fund will not necessarily buy all of the securities listed below. For cash management or for temporary defensive purposes, a fund could shift up to 100% of its assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help a fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss participating in favorable market trends.

For more information on ratings and a more complete description of which funds may invest in certain types of securities, see the SAI.

Some or all of the funds may invest in the following types of instruments or securities:

>	Equity securities — includes both common and preferred stock of U.S. and foreign companies.

>	Foreign securities — includes common stock, preferred stock and rights and warrants (which are convertible into equity securities) of foreign companies.

>

American Depositary Receipt (“ADR”), European Depositary Receipt (“EDR”), and Global Depositary Receipt (“GDR”) — forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. A “sponsored” ADR is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share, such as voting rights. ADRs must be sponsored in order to be able to trade on the New York Stock Exchange (“NYSE”). By contrast, an “unsponsored” ADR is issued by a broker-dealer or depositary bank without the involvement of the company whose stock underlies the ADR. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

>

Convertible securities — Corporate securities (usually preferred stock or bonds) that are convertible into another type of security (usually common stock) at a prestated price after a specific time frame has elapsed.

>

Participation certificates — Investments representing an interest in a pool of funds or in other instruments, such as foreign securities, that allow participation in the rise or fall of a security or group of securities.

>

Debt securities, debt obligations — Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

>	General obligation — A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

>

Revenue obligation — A bond or note for which the payments of principal and interest made to the investors by the issuer are payable exclusively from the earnings of the underlying project. For example, turnpike bonds repaid from tolls.

>

Municipal obligation or security — A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

>

Private activity bonds — a type of municipal revenue obligation backed by a private non-governmental business which is used in the financing of specified types of projects such as airline facilities, residential projects, and pollution-control facilities for an investor-owned utility.

>

Variable rate demand notes — represents borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate, such as the prime rate. The interest rate applicable to the borrowed funds is specified from the outset of the debt, and is typically equal to the specified money market rate plus an extra margin.

>

Registered investment companies — company engaged in investing in and issuing securities, that is registered with the Securities and Exchange Commission (“SEC”) and meets the requirements of the Investment Company Act of 1940 with respect to income distribution, fee structure, and diversification of assets.

>

Commercial paper — short-term debt instrument issued by banks, corporations, broker-dealers, and other entities typically for the financing of accounts receivable, inventories and meeting short-term liabilities.

>

Money market instruments — Debt instruments issued by private organizations, governments, and government agencies, generally with maturities of one year or less. Such instruments are highly liquid investments, and include Treasury bills, bankers’ acceptances, commercial paper and short-term tax-exempt municipal securities, and negotiable bank CDs. Money market instruments

Investments	|	33

are actively traded by U.S. and foreign banks, corporations, broker dealers and other entities to finance their current operations.

>	Swap — A contract between two parties resulting in an agreement to swap the income streams from two different financial instruments.

>

Interest rate swap — A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

>

Futures contracts and Forward contracts — Contracts that commit parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures differ from forward contracts in that they are traded through regulated exchanges and the value fluctuates daily.

>	Mortgage-backed security — A type of debt security representing an interest in a pool of mortgage loans.

>

Asset-backed security — A type of debt security based on pool of assets, or collateralized by the cash flows from a specified pool of underlying assets. These asset pools can be made of any type of receivable like credit card payments, auto loans, and mortgages, or esoteric cash flows such as aircraft leases, royalty payments and movie revenues.

>

Obligations of the U.S. government and its agencies and instrumentalities — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time.

>

Repurchase agreements backed by U.S. government obligations — A financial transaction in which a dealer, in effect, borrows money by selling securities and simultaneously agrees to buy them back at a higher price at a later time. The securities are collateralized or backed by obligations of the U.S. government.

>	Treasury obligations — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time.

Portfolio Holdings Disclosure

Each fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (November 30th) and fiscal year (May 31st) in its reports to shareholders. The funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and file these reports with the SEC by the 70th day after the end of the relevant period. You can find these reports on the funds’ website, www.pncfunds.com, and on the SEC’s website, www.sec.gov.

Each fund files its complete portfolio holdings as of the end of its first (August 31st) and third fiscal quarters (February 28th) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

A description of the funds’ policies and procedures with respect to disclosure of the funds’ portfolio securities is also available in the SAI and on the Fund’s website at www.pncfunds.com.

34	|	Investments

Risk Factors

The following describes the principal risks that you may assume as an investor in the funds. The table summarizes the principal risks as applicable to each fund.

	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Tax-Exempt Limited Maturity Bond Fund	National Tax-Exempt Bond Fund
General Risks	✓	✓	✓	✓	✓	✓	✓	✓

Equity Risks	✓	✓	✓

Small Capitalization Company Risks	✓

Debt Security Investment Risks	✓			✓	✓	✓	✓	✓

Mortgage-Related Security Investment Risks				✓	✓

Municipal Obligation Investment Risks						✓	✓	✓

Foreign Security Investment Risks	✓	✓		✓	✓

General Risks:

>

Market Risk.  The market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

>

Management Risk.  The funds’ performance could be hurt if management’s analysis, judgment or execution proves to be incorrect. The funds’ portfolio manager may implement its investment strategy in a way that does not produce the intended result. For example, poor security selection may cause a fund to underperform relevant benchmarks or other funds with a similar investment objective.

Risks associated with investing in equity securities:

>

Equity risk.  The value of equity securities may fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company’s assets.

Risks associated with investment in small capitalization stocks:

>

Small capitalization risk.  A company may be adversely affected or fail as a result of its small size. Smaller companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

Risks associated with investing in debt securities:

>	Income Risk. Declines in the general level of short-term interest rates cause a funds’ income, and thus its total return, to decline.

>	Adjustable Rate Security Risk. The market price of an adjustable rate security may fall below its cost.

>

Credit Risk.  An issuer, agency or instrumentality may fail to make timely payments of interest or principal. Adverse events affecting the banking industry may also make credit less available and cause the value of fund investments to decline. Although defaults on money market securities have historically been rare, should a security the funds own go into default, the funds’ share price or yield could be hurt. Credit risk is measured by NRSROs such as Standard & Poor’s and Moody’s.

>	Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security

Risk Factors	|	35

typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

>

Inflation Risk.  Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the funds are not intended to be used as the major portion of a long-term investment portfolio.

>

Reinvestment risk.  When interest rates are declining a fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

Risks associated with investing in mortgage-related securities:

>

Prepayment risk.  Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

>

Extension risk.  The rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund’s portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

Risks associated with investing in municipal obligations:

>	Tax-exempt status risk. Tax-exempt status risk is the risk that a municipal obligation which was issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

Risks associated with investing in foreign securities:

>

Currency risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Political and economic risks, along with other factors, could adversely affect the value of the funds that invest in foreign securities.

>

Foreign investments risk.  Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks. These factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and investments in U.S. companies that have significant foreign operations.

36	|	Risk Factors

Pricing of Fund Shares

How the funds value their holdings  Each fund’s assets are valued primarily on the basis of market quotations. Short-term investments with maturities of 60 days or less are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the adviser or sub-adviser believe a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a material subsequent event, each fund values the affected securities at fair value as determined pursuant to procedures adopted by the funds’ Board of Directors. The Board of Directors has delegated the fair valuation of the funds’ portfolio securities to a Pricing Committee, comprised of the adviser’s personnel. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless, because of a material event subsequent to the market close, such closing market price, in the adviser’s judgment, does not represent the current market value of the security. Because material events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a material subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates it NAV. In cases of securities traded in the U.S., the market quotation of a security will be considered “not readily available” due to a halt in trading that has been permitted by the SEC.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair valuation of one or more securities may not, in retrospect, reflect the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

How the funds calculate share prices  The funds calculate NAV, or share price, for each fund and share class every day the funds are open for business. To calculate the NAV for a given share class, each fund adds up the total assets for that share class, subtracts its total liabilities, and divides the result by the number of shares outstanding. The price for buying and selling Class A shares is the NAV, adjusted for any applicable sales charge taken out of the proceeds (see “Choosing a Share Class”). The price for selling Class C shares is calculated based on NAV; and the price for selling Class C shares is NAV, but is adjusted for any applicable sales charge taken out of the proceeds (see “Choosing a Share Class”).

How the PNC Funds calculate the deferred sales charge  When you sell shares that have a CDSC, the funds calculate the CDSC as a percentage of what you paid for the shares or the amount at which you’re selling them — whichever results in the lower charge to you. In processing orders to sell shares, the funds sell the shares with the lowest CDSC first.

Exchanges from one fund into another do not affect your CDSC. The CDSC for any share you sell is based on the date you originally invested that money with PNC Funds. There are certain cases in which you may be exempt from a CDSC, including shares that are sold:

>	in connection with the death or disability of an account owner (including a joint owner)

>	through an automatic withdrawal plan that is withdrawing less than 10% per year of your total account value

>	in connection with certain retirement or benefit plans

>	for certain loan advances, hardship provisions, or returns of excess contributions to a tax-advantaged investment plan

In each of these cases, there are other provisions that apply. To find out if you are eligible for a waiver, call 800-551-2145 or speak with your financial advisor.

Share certificates  The funds do not issue share certificates.

Market timing and limits on exchanges, redemptions, and purchases  The funds generally discourage frequent purchases and sales or exchanges of fund shares (“market timing”). The Board of Directors of the funds has determined that market

Pricing of Fund Shares	|	37

trading may harm fund performance and the interests of other fund shareholders. The funds are not designed for nor do they accommodate market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for market timing. Market timing activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintain such assets in securities selected to achieve the fund’s investment goal. Market timing may also cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

The Board of Directors has adopted policies that seek to deter market timing activity in the funds. The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter, in a calendar year if the funds’ administrator determines that the shareholder is engaging in market timing. While frequent trading or exchange activity by a shareholder is a characteristic that helps identify market timing, other activity also may demonstrate a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

38	|	Pricing of Fund Shares

Dividends, Distributions and Taxes

Mutual funds pass along to shareholders virtually all of their net earnings. As with any investment, you should consider the tax consequences of an investment in a PNC Fund.

There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. Ordinarily, each fund will declare dividends daily and pay them monthly. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions  The funds declare and pay any income dividends (which may include any short-term capital gains) according to the following schedule:

FUND	Dividends
All bond funds	Declared daily, paid monthly

Capital Opportunities Fund	Declared and paid once a year

International Equity Fund	Declared and paid every six months

Diversified Real Estate Fund	Declared and paid every three months

The bond and equity funds may declare and pay any capital gains distributions at least annually.

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Tax consequences of buying and selling fund shares  In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that, for tax purposes, an exchange from one fund to another is treated as a sale.

Choices for receiving dividends and distributions  You can choose how you receive your dividends and distributions. You can:

>	have all dividends and distributions automatically reinvested in the same or different PNC fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts).

>

have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer. Under normal circumstances, your fund will transfer your distributions within 3-5 days of the dividend payment date. The bank account must have a registration identical to that of your fund account.

>	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give the funds any instructions, the funds will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial adviser rather than directly with PNC Funds, any dividend or distribution payments you request will be wired to your financial adviser. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until the funds receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Dividends, Distributions and Taxes	|	39

Tax status of dividends and distributions  The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

>	short-term capital gains from selling fund shares

>

taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

>	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

>	long-term capital gains from selling fund shares

>	long-term capital gains distributions paid by a fund

If a fund’s distributions exceed its net income and gain (as may be the case for the Diversified Real Estate Fund because REIT distributions often include a non-taxable return of capital), that excess will generally result in a non-taxable return of capital to you. A significant portion of REIT dividends are usually considered ordinary income and do not qualify for the lower tax rate generally applied to the dividends of other equity investments. Other distributions in the Capital Opportunities and International Equity Funds generally will be taxable as ordinary income; however, non-corporate taxpayers may be entitled to a reduced tax rate on such distributions based on the amount of qualified dividend income (“QDI”) received by the fund from domestic corporations and certain foreign corporations.

In addition, fund payments and transactions may be subject to state and local taxes.

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Tax status statements  Each fund mails out detailed tax information to its shareholders soon after the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions you received, and have certain details on your purchases and sales of shares.

REITs often do not provide complete tax information to the Diversified Real Estate Fund until after calendar year-end. It may be necessary for the fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Important Tax Information

No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>	Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

“BUYING A DIVIDEND”

If you invest in a fund right before it pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this by investing after the fund declares a dividend.

40	|	Dividends, Distributions and Taxes

>

Dividends from a fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the fund.

>	An exchange of a fund’s shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a fund, you must recognize any gain or loss.

>	Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

>	Tax statements will be mailed from your fund every January showing the amounts and tax status of distributions made to you.

>

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax. No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>

A fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a fund is notified by the Internal Revenue Service that backup withholding is required.

>	You should review the more detailed discussion of federal income tax considerations in the SAI.

>	A fund may provide estimated capital gain distribution information through its website at www.pncfunds.com.

Dividends, Distributions and Taxes	|	41

How To Invest |	In this section, you’ll find information on how to invest in the funds, including how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, and the many services and choices available to you as a PNC Funds shareholder.

You can find out more about the topics covered here by contacting the PNC Funds or, if you’re investing through a bank or other financial adviser, by contacting a representative of that organization.

42

Choosing a Share Class

This prospectus offers Class A and C Shares which are designed for retail investors. The funds also offer Institutional Class shares, which is designed for institutional shareholders and offered through a separate prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial adviser also can help you decide.

Before investing, you may want to compare the different share classes. You can also ask your financial adviser to help you choose the share class that best suits your situation.

Each fund has adopted a 12b-1 plan that allows its Class A and Class C shares each to pay, out of its respective assets, a distribution and service fee, as defined by the Financial Industry Regulatory Authority (FINRA). The maximum annual fees for each share class are:

	Class A	Class C
Distribution	0.25%	0.75%

Service	0.25%	0.25%

Total	0.50%	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges. Your financial adviser may be paid a dealer reallowance when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s adviser may provide compensation to financial advisers for distribution, administrative and promotional services. The table below lists the main features of each share class. It’s only a summary — be sure to read the more complete information that follows, especially the details of sales charges and the information on how to reduce or eliminate them.

Class A

>	May make sense for long-term shareholders, especially those who are investing larger sums or are otherwise eligible for reduced sales charges.

>	Sales charge of up to 4.75% when you buy shares; charges are less for larger investments

>	In most cases, no charges when you sell shares

>	On investments of $1 million or more, contingent deferred sales charge (CDSC) of 1.00% when you sell shares within one year of buying them

Class C

>	No charges when you buy shares

>	CDSC of 1.00% when you sell shares within one year of buying them

>	Higher annual expenses than Class A Shares

>	Shares never convert to Class A

>	Higher annual expenses remain in effect for as long as you own your shares

IMPORTANT INFORMATION FOR ALL SHAREHOLDERS WHO MAY BE ELIGIBLE FOR REDUCED SALES CHARGES

The PNC Funds offer several options through which new and existing shareholders have the opportunity to reduce or eliminate sales charges. These options are described in this section. One of the most important things to understand about these options is that it is up to you, the shareholder, to let the funds know in advance if you qualify or intend to qualify for a sales charge reduction or elimination. The funds cannot apply these methods automatically or retroactively. For more information, speak with your financial advisor, or contact the funds or the transfer agent. Note that for purposes of qualifying for sales charge reductions, “immediate family member” is defined as a spouse or a child under the age of 21.

Choosing a Share Class	|	43

CLASS A SHARES

Class A shares have a sales charge, which varies based on the amount you invest and the type of fund you’re investing in:

FRONT-END SALES CHARGES

Equity Funds

If you invest	This much is deducted	Equaling approximately this much of your net investment
Up to $99,999	4.75%	4.99%

$100,000–$249,999	3.50%	3.63%

$250,000–$499,999	2.50%	2.56%

$500,000–$999,999	2.00%	2.04%

$1 million or more	See “Sales Charge Waivers” below

Bond Funds

If you invest	This much is deducted	Equaling approximately this much of your net investment
Up to $99,999	4.25%	4.44%

$100,000–$249,999	3.00%	3.09%

$250,000–$499,999	2.00%	2.04%

$500,000–$999,999	1.50%	1.52%

$1 million or more	See “Sales Charge Waivers” below

There are no sales charges on Class A shares in our money market funds. However, if you subsequently exchange money from a PNC money market fund into a bond or stock fund, you’ll need to pay that fund’s sales charges (unless you are eligible for a waiver or reduction as described below).

Sales Charge Waivers

You may be able to buy Class A shares without sales charges if you:

>	are investing through an approved workplace retirement plan or payroll deduction program

>	are buying shares through a fee-based program offered by a broker-dealer or other financial institution

>	are reinvesting dividends and capital gains distributions

>

are a director, employee of The PNC Financial Services Group, Inc. (“PNC”) or any of its affiliates, or are an officer or director of the funds, or are an immediate family member of anyone eligible through these circumstances

>	are a broker, dealer, or agent who has a sales agreement with the distributor, or are an immediate family member of such a person

>

are selling or exchanging Institutional Shares that were in a qualified trust, agency, or custodian account administered by PNC Bank, N.A. or PNC Bank, Delaware, or that within the past 60 days were in a retirement or other qualified account administered by the same entities

>

are investing $1 million or more (either as a lump sum or using the discounts described below); however, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within one year of buying them, except in the case of Systematic Withdrawal Plans liquidating less than 10% of account assets a year

>	currently maintain a Wealth Management account at PNC Bank, N.A. or PNC Bank, Delaware.

To ensure that you are eligible for a waiver, speak with your financial advisor or call 1-800-551-2145 before investing.

Sales Charge Reductions

You may be able to lower your Class A sales charges if you qualify under any of the following methods.

Note that while each of these methods can be used by itself, they can also be combined. In addition, the assets and investment activities of your immediate

44	|	Choosing a Share Class

CLASS C SHARES

family members can, in certain circumstances, be counted for purposes of determining your eligibility for a reduction.

Specifically, reductions can be applied to any combined purchases made by you and your immediate family when buying shares for accounts held by you or your immediate family, or for any qualified pension plan, profit-sharing plan, or other fiduciary account, for the benefit of you or your immediate family.

Quantity Discount  You make a lump-sum investment of $100,000 or more in Class A shares. (See previous page for the break points for sales charges.)

Rights of Accumulation  You may add the value of any Class A shares already owned to the amount you’re investing, as long as sales charges were paid on those shares. For example, a shareholder owning Class A shares currently worth $99,000 would be eligible for a sales charge reduction on the next investment of $1,000 or more.

Letter of Intent  You plan to invest $100,000 or more in Class A shares over any 13-month period. By signing a letter of intent, you will receive the same sales charge as if you had invested all of the money at one time. A letter of intent is not binding, but if you do not end up investing the full amount, you will be charged the difference (if any) between the sales charge you received under the letter of intent and the sales charge you otherwise would have been charged on the amount you actually invested. The funds will hold in escrow 5% of the value of your total intended purchase, and may sell these shares if you do not pay any sales charge difference owed within 20 days of being notified that payment is due.

Class C shares have no up-front sales charges. Instead, they have higher yearly expenses, and also a contingent deferred sales charge (CDSC) on shares you sell within one year of buying them:

DEFERRED SALES CHARGES

If you sell shares during the	this much is deducted from your proceeds
first year	1.00%

second year or later	None

Sales Charge Waivers

You won’t be charged a CDSC when you sell Class C shares:

>	that you bought with reinvested dividends or capital gains distributions

>	that you sell at least one year after purchase

>	if the shares are exchanged into Class C shares of another PNC fund

>	as an allowable distribution from a qualified retirement plan

>	in connection with the death or disability of the shareholder

>	under a Systematic Withdrawal Plan that liquidates less than 10% of account assets a year

>	to correct an excess contribution to a qualified retirement plan

Choosing a Share Class	|	45

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages only if you are investing directly with PNC Funds. If you’re investing through a bank or other financial adviser, follow its policies and instructions.

You may be able to buy either Class A or Class C Shares:

>

from the trust or banking departments of PNC Bank, N.A. or PNC Bank, Delaware, another financial intermediary that has entered into an agreement with the funds’ distributor to sell shares; speak with your bank or financial adviser to find out how

>	directly from PNC Funds

>	directly through a financial intermediary

OPENING OR ADDING TO AN ACCOUNT

FIRST INVESTMENT	ADDITIONAL INVESTMENTS
You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.
By mail or express delivery

>    Complete and sign an application (if you need an application, call 800-551-2145)

>   Send the application to us at the appropriate address at right, along with an investment check made out to “PNC Funds, Inc.”

>    Make out an investment check to “PNC Funds, Inc.”

>   Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

>   Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
> Call 800-551-2145 for instructions before wiring any money > After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

>    Request your bank to wire Federal funds to: PNC Bank

Account # 8611745905

Routing # 031000053

>   Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

>   Be aware that your bank may charge a fee to wire money

By phone

>    Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

>   If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask the shareholder services representative for instructions for enabling this feature on your account

With an automatic investment plan
> To set up regular investments from a bank checking account, call 800-551-2145
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

46	|	How to Buy, Sell and Exchange Fund Shares

EXCHANGING OR SELLING SHARES

EXCHANGING INTO ANOTHER FUND	SELLING SHARES
Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).
By mail, express delivery or fax

>    Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

>   Mail or fax the letter to the appropriate address or fax number at right

>    Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

>   Mail or fax the letter to the appropriate address or fax number at right

By phone, wire, or ACH
> Call 800-551-2145 to request an exchange

>    Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

-  telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

-  wire and ACH require additional information and need to be set up in advance[1]

-  minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan
> Call 800-551-2145 to set up an automatic exchange plan	> Call 800-551-2145 to set up an automatic withdrawal plan
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

FAX:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

How to Buy, Sell and Exchange Fund Shares	|	47

Shareholder Services

As a PNC Funds shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below. There are also a number of policies affecting the ways you do business with the funds that you may find helpful to know about.

How much of this shareholder service and policy information applies to you will depend on the type of account in which your PNC Fund shares are held. For instance, the information on dividends and taxes applies to all shareholders, while information on telephone transactions applies only to those shareholders that selected this option when opening their accounts.

If you’re investing through a bank or other financial institution, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial institution may charge fees in addition to those charged by the PNC Funds.

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with the funds.

Tax-advantaged investment plans  A full range of retirement and other tax-advantaged investment plans may be available directly from the PNC Funds or from your financial institution, including IRA, SEP, 401(k) and pension plans. All PNC Funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about these plans, including their features, fees, and limitations, call 800-551-2145 or speak with a representative of your financial institution. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege  As a shareholder of the PNC Funds, you can exchange some or all of your Class A or C Shares of one PNC Fund for the same class of shares of any other PNC Fund, as long as those shares may legally be sold in your state. In general, there are no sales charges when you exchange from one fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver (see “Choosing A Share Class”), you will be charged the sales charge on the fund into which you’re exchanging. Note that once you have paid a sales charge, you’ll be given credit for having paid that charge in all future exchanges of the money involved.

OUR “ONE COPY PER HOUSEHOLD” POLICY

The funds typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial institution or call 800-551-2145.

48	|	Shareholder Services

Automatic Investment Plan  Investing money regularly is one of the easiest ways to stay on track with your financial goals. The Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer is not made because of a low bank balance or for any other reason.

Systematic Withdrawal Plan  The Systematic Withdrawal Plan lets you set up regular withdrawals from your fund account. Withdrawals can be set up for one, two, four or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund. To set up your Systematic Withdrawal Plan, call 800-551-2145. Note that you need a minimum account balance of $10,000. There’s no sales charge on Class C Shares when your systematic withdrawals for a calendar year amount to less than 10% of your account’s value. Because of the front-end sales charges, it’s usually not to your advantage to set up Systematic Withdrawals on Class A Shares of the equity or bond funds during a time when you’re still adding to your holdings of the same fund(s).

Directed reinvestments  If you like, you can choose to have your dividends and distributions automatically invested in the same class of Shares of a different PNC fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

Reinstatement privilege  If you sell Class A shares in a PNC Fund and then decide to invest with the funds again within sixty days, you can put your money back into Class A shares of any PNC Fund at its current NAV and for purposes of sales charges your investment will be treated as if it had never left PNC. To take advantage of this feature, call 800-551-2145 or your financial advisor.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principle in your investing. You invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you’re buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

Shareholder Services	|	49

Policies About Transactions

Business hours  The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each PNC equity and bond fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day or unscheduled suspensions of trading.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of net asset value per share (NAV). Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds do not price their shares.

Determining when your order will be processed  If the funds’ transfer agent receives your order to buy or sell shares before the close of a fund’s business hours (as described above) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial institution should be able to tell you when your order will be processed. It is the responsibility of your financial institution to promptly forward your order to the funds before the close of a fund’s business hours on the day that you place your order.

In order for our shareholders to be able to place orders with financial institutions up to the close of a fund’s business hours and still receive that day’s share price, the funds permit certain institutions to transmit their orders to the funds after the close of a fund’s business hours. However, the funds will only accept such an order from an institution if the institution has entered into an agreement with the funds that permits later transmissions of timely orders for the funds, and the order must carry a time-stamp indicating that the institution received the order from the shareholder before the close of a fund’s business hours. Shareholders should inquire whether their financial institution has entered into such an agreement. Without such an agreement, a shareholder may not receive that day’s net asset value, regardless of the time that the investor submits the order to the institution.

Paying for shares you buy  Fund shares can only be paid for with US dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that the funds do not accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to the funds).

Exchanging securities for shares  You may contact the fund to request a purchase of shares in exchange for securities you own. The fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Wire transaction policies  Wire transactions are generally completed within 24 hours of when you place your order. The PNC Funds will only accept wires of $50 or more and send wires of $1,000 or more.

Although the funds do not charge a fee to send or receive wires, your bank might, and you should check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until the funds have received and processed your account application.

IF YOU CANNOT REACH THE FUNDS BY PHONE

Although the PNC Funds strive to provide a high level of service to our shareholders, during times of extraordinary market activity or other unusual circumstances, it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described in “How to Buy, Sell and Exchange Fund Shares”.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or, if applicable, contact your financial adviser for more information.

50	|	Policies About Transactions

Our Customer Identification Program  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the PNC Funds, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for your name, address, date of birth and other information (your tax identification number or other government-issued identification number, for example) that will allow the funds to identify you. The funds may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). Additional information may be required in certain circumstances. The funds may use a third party to obtain and verify this information.

The funds may not be able to establish an account if you do not provide the necessary information. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when the funds receive an order, the funds take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as the funds take reasonable steps to ensure that an order to buy or sell shares is genuine, the funds are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from the funds immediately after you receive them.

Orders that require a signature guarantee  There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

>	when you want to sell more than $100,000 worth of shares

>	when you want to send the proceeds to a third party

>	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with the funds. Also, you do not generally need a signature guarantee for an exchange, although the funds may require one in certain other circumstances.

A signature guarantee is a certification of your signature and is a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. You cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell  Ordinarily, when you sell shares, the funds normally send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

>	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

>	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

OTHER RIGHTS RESERVED BY THE FUNDS

You should be aware that the funds may do any of the following:

>

withhold a percentage of your distributions as required by federal tax law if the funds have been notified by the Internal Revenue Service that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

>

close your account and send you the proceeds if the value of your account falls below $1000 as a result of withdrawals (as opposed to market activity); however, before the funds close your account, the funds will give you 30 days’ notice so you can either increase your balance or close your account

>

pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges

>

change, add or withdraw various services, fees and account policies at any time (for example, the funds may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

>	withdraw or suspend the offering of shares at any time

>	reject any order the funds believe may be fraudulent or unauthorized

>	reject any telephone redemption if the funds believe it is advisable to do so

>	reject or limit purchases of shares for any reason

Policies About Transactions	|	51

Organization and Management of the Funds

About PNC Funds

>	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

>

On September 29, 2009, PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds, merged with its affiliate, Allegiant Asset Management Company (“Allegiant”), into a newly formed Delaware limited liability company named PNC Capital Advisors, LLC (“PNC Capital”). Each fund has an interim advisory agreement with PNC Capital. The funds expect to convene a special meeting of their shareholders on, or about, December 15, 2009 to seek approval of a new investment advisory agreement with PNC Capital. Beginning September 30, 2009, PNC Capital will be providing investment advice to the funds pursuant to an interim investment advisory agreement which approved by the board on August 12, 2009. As investment adviser, PNC Capital is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

>

PNC Capital is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

>	PNC Capital’s principal office is located at Two Hopkins Plaza, Baltimore, Maryland, 21201.

>	As of June 30, 2009, PCA managed $13.6 billion in assets.

Each fund pays a management fee to PNC Capital. For the fiscal year ended May 31, 2009, PCA was paid the following management fees, after waivers and reimbursements, as a percentage of average daily net assets:

Management Fee Paid (%)

Diversified Real Estate Fund	0.46

Capital Opportunities Fund	0.76

International Equity Fund	0.78

Limited Maturity Bond Fund	0.15

Total Return Bond Fund	0.20

Maryland Tax-Exempt Bond Fund	0.10

National Tax-Exempt Bond Fund	0.20

Tax-Exempt Limited Maturity Bond Fund	0.16

The Sub-advisers

PNC Capital has delegated the day-to-day management of some of the funds to sub- advisers. PNC Capital pays sub-advisory fees from its own assets; the fees are not an additional expense of the respective funds.

>	International Equity Fund

>

The fund is managed by two sub-advisers in addition to PNC Capital, Morgan Stanley Investment Management Limited (“Morgan Stanley”), a subsidiary of Morgan Stanley & Co., and GE Asset Management, Inc. (“GEAM”)

>	Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA England

>	GEAM is located at 3001 Summer Street, Stamford, Connecticut 06904.

>	As of June 30, 2009, Morgan Stanley managed $360.9 billion in assets and GEAM managed $110 billion in assets.

The advisory agreement with PNC Capital was last approved by the Board of Directors on August 12, 2009. The sub-advisory agreement with Morgan Stanley was last approved by the Board of Directors on May 15, 2009. The Board of Directors and the shareholders of the International Equity Fund approved the sub-advisory agreement with GEAM on August 15, 2008 and October 30, 2008, respectively. The annual report for the International Equity Fund for the fiscal year ended May 31, 2009, provides a discussion regarding the basis for the board of directors approval of the sub-advisory agreement with Morgan Stanley. The proxy to the International Equity Fund shareholders dated September 18, 2008 provides a discussion regarding the basis for the board of directors approval of the sub-advisory agreement with GEAM.

The Portfolio Managers

The following persons are primarily responsible for the day-to-day management of each fund. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the fund’s shares.

>	Capital Opportunities Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Gordon A. Johnson is the lead portfolio manager and James Mineman is the co-portfolio manager of the fund. Mr. Johnson has primary responsibility for making day-to-day investment decisions for the fund. When making investment decisions for the fund, Mr. Johnson regularly consults with Mr. Mineman, Lisa Teter, Peter Roy, CFA, and Jed Ellerbroek, CFA. The team began managing the fund on September 30, 2009.

>	Mr. Johnson is a Managing Director and Senior Portfolio Manager of PNC Capital. He joined PNC Capital in

52	|	Organization and Management of the Funds

September 2009. Since 1985, he was a Managing Director and Senior Portfolio Manager for Allegiant.

>	Mr. Mineman is a Portfolio Manager of PNC Capital. He joined PNC Capital in September 2009. Since 1994, he was a Portfolio Manager for Allegiant.

>	Ms. Teter is a Senior Equity Analyst of PNC Capital. She joined PNC Capital in September 2009. Since 1994, she was a Senior Equity Analyst for Allegiant.

>	Mr. Roy is a Senior Equity Analyst of PNC Capital. He joined PNC Capital in September 2009. Since 2002, he was a Senior Equity Analyst of Allegiant.

>

Mr. Ellerbroek is an Equity Analyst of PNC Capital. He joined PNC Capital in September 2009. Since 2007, he was an Equity Analyst with Allegiant. Prior to joining Allegiant, he was an associate analyst with AG Edwards/Wachovia from 2007-2005 and an investment analyst with Jeffrey Slocum & Associates from 2005-2004.

>	International Equity Fund – Advised by PNC Capital and Sub-advised by Morgan Stanley and GEAM

The portion of the fund’s portfolio that is managed by PNC Capital is managed by Martin C. Schulz. Mr. Schulz began managing the fund on September 30, 2009.

>	He is a Managing Director and Senior Portfolio Manager of PNC Capital. He joined PNC Capital in September 2009. Since 1998, he was a Director and Senior Portfolio Manager of Allegiant.

The portion of the fund’s portfolio that is managed by Morgan Stanley is managed by a team of investment professionals who collaborate to develop and implement the portfolio’s investment strategy. Each team member has designated research and global sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction and portfolio risk assessment. Co-heads William Lock and Peter Wright, along with Walter Riddell, Christian Derold and John Goodacre comprise the portfolio management team of the fund and are based in London.

>	Mr. Lock is a Managing Director and has been with Morgan Stanley since 1994, where he began his investment career. He has managed the fund since 2001.

>	Mr. Wright, CFA, is a Managing Director and has been with Morgan Stanley since 1996. He began his investment career in 1988. He has managed the fund since 2001.

>	Mr. Riddell is a Managing Director and has been with Morgan Stanley since 1995, where he began his investment career. He has managed the fund since 2001.

>

Christian Derold is an Executive Director and joined Morgan Stanley in 2006. He began his investment career in 1992. Prior to 2006, he owned an equity research firm, DCFN Research (2004 to the present) and was a Partner at Millgate Capital, Inc. (1997-2002). He has managed the fund since 2006.

>	Mr. Goodacre is an Executive Director and has been with Morgan Stanley since 2003. He began his investment career in 2001. He has managed the fund since 2003.

The portion of the fund’s portfolio that is managed by GEAM is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. The team of portfolio managers for the fund consists of Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore, Michael J. Solecki and Makoto Sumino. Each portfolio manager is limited to the management of his portion of the portfolio, however, the portfolio managers do not operate independently of each other. Rather, the team operates collaboratively, communicating purchases and sales on behalf of the portfolio.

>	Mr. Layman, CFA, is President and Chief Investment Officer, Public Equities of GE Asset Management. Mr. Layman has led the team since joining GE Asset Management in July 1991.

>	Mr. Hopkinson, AIA, is a Senior Vice President of GE Asset Management. Mr. Hopkinson joined GE Asset Management in October 1996.

>	Mr. Nestro, CFA, is a Senior Vice President of GE Asset Management. Mr. Nestro joined GE Asset Management in January 1993.

>	Mr. Passmore is a Senior Vice President of GE Asset Management. Mr. Passmore joined GE Asset Management in January 2001.

>	Mr. Solecki, CFA, is Co-Chief Investment Officer of GE Asset Management. Mr. Solecki joined GE Asset Management in August 1990.

>	Mr. Sumino, CFA, is a Senior Vice President of GE Asset Management. Mr. Sumino joined GE Asset Management in September 1996.

>	Diversified Real Estate Fund

David E. Ferguson, CFA, is the portfolio manager.

>	He is a Senior Portfolio Manager and Managing Director of PNC Capital. He has been with PNC Capital and its predecessor since 1998.

>	He has managed the fund since 1998.

>	Limited Maturity Bond Fund

The fund is managed by a team of investment professionals who collaborate to

Organization and Management of the Funds	|	53

develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Joshua Kakel, Sean T. Rhoderick, Donna D. Ennis and Adam Hynes comprise the portfolio management team for the fund. Joshua Kakel is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Adam Hynes on Treasury and Agency markets, Sean Rhoderick on Corporate Credit, and Donna Ennis on Structured Credit. The team has managed the Limited Maturity Bond Fund since January 2009.

>	Mr. Kakel is a Senior Portfolio Manager and has been with PNC Capital and its predecessor since 1999.

>

Mr. Rhoderick is a Portfolio Manager and Senior Credit Analyst, and has been with PNC Capital since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>

Ms. Ennis is a Senior Structured Product and Credit Analyst, and has been with PNC Capital since 2007. Prior to joining PNC Capital, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	Mr. Hynes is a Portfolio Manager and has been with PNC Capital since 2004. Prior to joining PNC Capital, he worked for Wells Fargo.

>	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brendan J. Burke, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Brendan Burke is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit. The team has managed the Total Return Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

>

Mr. Burke is a Senior Portfolio Manager and Head of Credit Research, and has been with PNC Capital since 2002. From 1998 to 2002 he was a corporate bond analyst with ASB Capital Management. Prior to that he worked for JP Morgan and Company.

>

Mr. Rhoderick is a Portfolio Manager and Senior Credit Analyst, and has been with PNC Capital since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>

Ms. Ennis is a Senior Structured Product and Credit Analyst, and has been with PNC Capital since 2007. Prior to joining PNC Capital, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	National Tax-Exempt Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Rebecca Rogers is the lead portfolio manager and Adam Mackey is the co-portfolio manager to the fund. Steve Winterstein is Managing Director of municipal fixed income, who assists in the fund’s strategic direction.

>

Mr. Winterstein is a Senior Portfolio Manager and Managing Director of PNC Capital. He joined PNC Capital and its predecessor in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Ms. Rogers is a Senior Portfolio Manager of PNC Capital. She joined PNC Capital and its predecessor in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Mr. Mackey is a Senior Portfolio Manager of PNC Capital. He joined PNC Capital and its predessor in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>	Maryland Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Adam Mackey is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager for the funds. Steve Winterstein is Managing Director of municipal fixed income, who assists in the fund’s strategic direction.

>

Mr. Winterstein is a Senior Portfolio Manager and Managing Director of PNC Capital. He joined PNC Capital and its predecessor in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PNC Capital.

54	|	Organization and Management of the Funds

>

Mr. Mackey is a Senior Portfolio Manager of PNC Capital. He joined PNC Capital and its predecessor in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Ms. Rogers is a Senior Portfolio Manager of PNC Capital. She joined PNC Capital and its predecessor in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

Administrative Services

Under an Administration Agreement, the PNC Funds also pay PCA an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

Organization and Management of the Funds	|	55

Additional Information

Fund Classes

Currently, each of the funds offers Class A, C and Institutional Shares. At some future date, the Funds may offer additional classes of shares. Each PNC Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

Performance

The PNC Funds may advertise the performance of a fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and effective yield of a fund, and the average annual total return of a fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the “Investment Performance” section in the Prospectus for the fund in which you would like to invest.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, a fund may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the funds send these documents to each shareholder individually by calling the funds at 1-800-551-2145.

56	|	Additional Information

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Financial Highlights

This section offers further details about the recent financial history of each share class. Total return figures show the percentage a shareholder would have gained or lost during the period, assuming reinvestment of all dividends and distributions. The information for the years ended May 31, 2009, May 31, 2008, May 31, 2007, and May 31, 2006 have been audited by Deloitte & Touche LLP, whose report, along with these funds’ financial statements, is included in the annual report (see back cover). The financial highlights presented for years prior to May 31, 2006 were audited by other auditors whose report, dated July 26, 2005, expressed an unqualified opinion on such financial highlights.

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain on Investment	Return Of Capital	Total Dividends and Distributions
Capital Opportunities Fund
Class A — Shares
Year ended 05/31/09	$9.05	$(0.05)	$(2.93)	(h)	$(2.98)	$ –	$(0.65)	$ –	$(0.65)
Year ended 05/31/08	12.13	(0.08)	(1.36)		(1.44)	–	(1.64)	–	(1.64)
Year ended 05/31/07	11.27	(0.09)	1.59		1.50	–	(0.64)	–	(0.64)
Year ended 05/31/06	10.16	(0.08)	1.81		1.73	–	(0.62)	–	(0.62)
Year ended 05/31/05	9.37	(0.04)	0.83		0.79	–	–	–	–
Class C — Shares
Year ended 05/31/09	8.71	(0.08)	(2.82)	(h)	(2.90)	–	(0.65)	–	(0.65)
Year ended 05/31/08	11.80	(0.13)	(1.32)		(1.45)	–	(1.64)	–	(1.64)
Year ended 05/31/07	11.03	(0.25)	1.66		1.41	–	(0.64)	–	(0.64)
Year ended 05/31/06	10.01	(0.14)	1.78		1.64	–	(0.62)	–	(0.62)
Year ended 05/31/05	9.28	(0.11)	0.84		0.73	–	–	–	–
International Equity Fund
Class A — Shares
Year ended 05/31/09(f)	16.51	0.10	(5.97)	(i)	(5.87)	(0.17)	(1.86)	–	(2.03)
Year ended 05/31/08(f)	18.95	0.28	(0.35)		(0.07)	(0.07)	(2.30)	–	(2.37)
Year ended 05/31/07	16.21	0.20	3.62		3.82	(0.02)	(1.06)	–	(1.08)
Year ended 05/31/06	13.98	0.16	2.67		2.83	(0.08)	(0.52)	–	(0.60)
Year ended 05/31/05	12.38	0.11	1.54		1.65	(0.05)	–	–	(0.05)
Class C — Shares
Year ended 05/31/09(f)	16.17	0.05	(5.87)	(i)	(5.82)	(0.10)	(1.86)	–	(1.96)
Year ended 05/31/08(f)	18.67	0.19	(0.34)		(0.15)	(0.05)	(2.30)	–	(2.35)
Year ended 05/31/07	16.04	0.21	3.48		3.69	–	(1.06)	–	(1.06)
Year ended 05/31/06	13.87	0.11	2.62		2.73	(0.04)	(0.52)	–	(0.56)
Year ended 05/31/05	12.28	0.05	1.55		1.60	(0.01)	–	–	(0.01)
Diversified Real Estate Fund
Class A — Shares
Year ended 05/31/09(f)	15.64	0.21	(8.34)	(j)	(8.13)	(0.47)	(2.93)	–	(3.40)
Year ended 05/31/08(f)	21.23	0.30	(3.31)		(3.01)	(0.28)	(2.30)	–	(2.58)
Year ended 05/31/07(f)	17.75	0.09	4.82		4.91	(0.28)	(1.15)	–	(1.43)
Year ended 05/31/06	16.07	(0.04)	2.93		2.89	(0.45)	(0.76)	–	(1.21)
Year ended 05/31/05	13.46	0.30	3.29		3.59	(0.40)	(0.47)	(0.11)	(0.98)
Class C — Shares
Year ended 05/31/09(f)	15.57	0.20	(8.34)	(j)	(8.14)	(0.42)	(2.93)	–	(3.35)
Year ended 05/31/08(f)	21.19	0.21	(3.31)		(3.10)	(0.22)	(2.30)	–	(2.52)
Year ended 05/31/07(f)	17.71	(0.10)	4.90		4.80	(0.17)	(1.15)	–	(1.32)
Year ended 05/31/06	16.03	(0.12)	2.92		2.80	(0.36)	(0.76)	–	(1.12)
Year ended 05/31/05	13.40	0.18	3.34		3.52	(0.31)	(0.47)	(0.11)	(0.89)

58	|	Financial Highlights

Net Assets Value, End of Year	Total Return (%)(a)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver (%)(b)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver (%)(b)(c)		Portfolio Turnover Rate (%)(d)

$5.42	(31.88)	$455	1.78	(e)	(0.62)	2.32	(e)	59.82
9.05	(12.87)	1,105	1.78	(e)	(0.70)	2.06	(e)	64.33
12.13	13.80	1,946	1.78	(e)	(0.74)	2.04	(e)	45.70
11.27	17.32	1,950	1.77		(0.83)	2.01		52.91
10.16	8.43	1,368	1.78		(0.95)	2.03		56.09

5.16	(32.22)	78	2.28	(e)	(1.12)	2.82	(e)	59.82
8.71	(13.35)	196	2.28	(e)	(1.20)	2.56	(e)	64.33
11.80	13.27	272	2.28	(e)	(1.21)	2.54	(e)	45.70
11.03	16.67	815	2.27		(1.33)	2.51		52.91
10.01	7.87	659	2.28		(1.38)	2.54		56.09

8.61	(34.89)	1,268	1.78	(f)	0.96	2.22	(g)	121.20
16.51	(0.72)	3,203	1.78	(g)	1.61	1.99	(g)	48.77
18.95	24.28	4,867	1.77	(g)	1.10	2.04	(g)	45.91
16.21	20.62	4,071	1.77		1.57	2.02		56.48
13.98	13.35	2,007	1.77		1.00	2.09		44.61

8.39	(35.25)	107	2.28	(f)	0.46	2.72	(g)	121.20
16.17	(1.19)	311	2.28	(g)	1.11	2.49	(g)	48.77
18.67	23.67	401	2.28	(g)	0.58	2.53	(g)	45.91
16.04	20.09	1,100	2.25		0.74	2.50		56.48
13.87	12.92	655	2.27		0.32	2.59		44.61

4.11	(52.86)	488	1.55	(e)	2.71	1.89	(e)	11.70
15.64	(13.54)	1,612	1.55	(e)	1.76	1.57	(e)	32.65
21.23	27.88	3,135	1.53	(e)	0.43	1.53	(e)	11.57
17.75	18.50	3,023	1.52		(0.04)	1.52		25.42
16.07	27.14	2,012	1.53		1.42	1.53		18.49

4.08	(53.08)	67	2.05	(e)	2.21	2.39	(e)	11.70
15.57	(14.04)	412	2.05	(e)	1.26	2.07	(e)	32.65
21.19	27.26	576	2.03	(e)	(0.51)	2.03	(e)	11.57
17.71	17.93	991	2.02		(0.54)	2.02		25.42
16.03	26.62	860	2.03		0.91	2.03		18.49

(a)	Excludes sales charge for Class A and Class C Shares.
(b)

In certain years, the effect of any interest expense as a result of using the line of credit is less than 0.01%. For the year ended 05/31/09, the effect of the interest expense was $0.02 for the Diversified Real Estate Fund.

(c)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	The effect of any custody credit on the ratio is less than 0.01%.
(f)	Net investment income (loss) per share is based on average shares outstanding for the period.
(g)	The effect of any custody credit on the ratio is 0.10% for the year ended 05/31/09, 0.04% for the year ended 05/31/08 and 0.02% for year ended 05/31/07.
(h)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.05 per class based on average shares.
(i)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.01 per class based on average shares.
(j)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.02 per class based on average shares.

Financial Highlights	|	59

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain on Investment	Return Of Capital	Total Dividends and Distributions
Limited Maturity Bond Fund
Class A — Shares
Year ended 05/31/09	$10.27	$0.37	$0.21(f)	$0.58	$(0.37)	$ –	$ –	$(0.37)
Year ended 05/31/08	10.12	0.40	0.15	0.55	(0.40)	–	–	(0.40)
Year ended 05/31/07	10.04	0.37	0.08	0.45	(0.37)	–	–	(0.37)
Year ended 05/31/06	10.26	0.31	(0.22)	0.09	(0.31)	–	–	(0.31)
Year ended 05/31/05	10.31	0.27	(0.05)	0.22	(0.27)	–	–	(0.27)
Class C — Shares
Year ended 05/31/09	10.27	0.32	0.20(f)	0.52	(0.32)	–	–	(0.32)
Year ended 05/31/08	10.11	0.35	0.16	0.51	(0.35)	–	–	(0.35)
Year ended 05/31/07	10.03	0.32	0.08	0.40	(0.32)	–	–	(0.32)
Year ended 05/31/06	10.26	0.26	(0.23)	0.03	(0.26)	–	–	(0.26)
Year ended 05/31/05	10.31	0.22	(0.05)	0.17	(0.22)	–	–	(0.22)
Total Return Bond Fund
Class A — Shares
Year ended 05/31/09	9.61	0.41	0.32(g)	0.73	(0.42)	–	–	(0.42)
Year ended 05/31/08	9.57	0.42	0.05	0.47	(0.43)	–	–	(0.43)
Year ended 05/31/07	9.45	0.40	0.13	0.53	(0.41)	–	–	(0.41)
Year ended 05/31/06	9.92	0.37	(0.45)	(0.08)	(0.38)	(0.01)	–	(0.39)
Year ended 05/31/05	9.74	0.34	0.27	0.61	(0.37)	(0.06)	–	(0.43)
Class C — Shares
Year ended 05/31/09	9.61	0.36	0.31(g)	0.67	(0.37)	–	–	(0.37)
Year ended 05/31/08	9.57	0.37	0.05	0.42	(0.38)	–	–	(0.38)
Year ended 05/31/07	9.44	0.33	0.16	0.49	(0.36)	–	–	(0.36)
Year ended 05/31/06	9.92	0.31	(0.45)	(0.14)	(0.33)	(0.01)	–	(0.34)
Year ended 05/31/05	9.74	0.29	0.27	0.56	(0.32)	(0.06)	–	(0.38)
Maryland Tax-Exempt Bond Fund
Class A — Shares
Year ended 05/31/09(h)	10.82	0.29	0.23	0.52	(0.29)	–	–	(0.29)
Year ended 05/31/08	10.78	0.34	0.04	0.38	(0.34)	–	–	(0.34)
Year ended 05/31/07	10.77	0.34	0.01	0.35	(0.34)	–	–	(0.34)
Year ended 05/31/06	11.04	0.34	(0.27)	0.07	(0.34)	–	–	(0.34)
Year ended 05/31/05	11.03	0.31	0.01	0.32	(0.31)	–	–	(0.31)
Class C — Shares
Year ended 05/31/09(h)	10.83	0.24	0.22	0.46	(0.24)	–	–	(0.24)
Year ended 05/31/08	10.78	0.28	0.05	0.33	(0.28)	–	–	(0.28)
Year ended 05/31/07	10.77	0.29	0.01	0.30	(0.29)	–	–	(0.29)
Year ended 05/31/06	11.04	0.28	(0.27)	0.01	(0.28)	–	–	(0.28)
Year ended 05/31/05	11.03	0.26	0.01	0.27	(0.26)	–	–	(0.26)

60	|	Financial Highlights

Net Assets Value, End of Year	Total Return (%)(a)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver (%)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver (%)(b)(e)		Portfolio Turnover Rate (%)(c)

$10.48	5.84	$2,499	1.03	(d)	3.64	1.23	(d)	71.49
10.27	5.54	3,076	1.03	(d)	3.94	1.15	(d)	65.23
10.12	4.55	3,588	1.03	(d)	3.67	1.11	(d)	83.84
10.04	0.86	3,800	1.02		3.06	1.10		39.89
10.26	2.13	2,681	1.03		2.59	1.08		63.24

10.47	5.21	395	1.53	(d)	3.14	1.73	(d)	71.49
10.27	5.13	552	1.53	(d)	3.44	1.65	(d)	65.23
10.11	4.03	599	1.53	(d)	3.16	1.61	(d)	83.84
10.03	0.26	930	1.52		2.52	1.60		39.89
10.26	1.62	1,103	1.53		2.10	1.58		63.24

9.92	7.81	482	1.03	(d)	4.30	1.18	(d)	106.18
9.61	4.95	713	1.03	(d)	4.39	1.13	(d)	54.02
9.57	5.68	886	1.03	(d)	4.22	1.09	(d)	66.38
9.45	(0.79)	1,091	1.03		3.79	1.10		55.59
9.92	6.34	768	1.02		3.45	1.09		68.56

9.91	7.18	162	1.53	(d)	3.80	1.68	(d)	106.18
9.61	4.43	165	1.53	(d)	3.89	1.63	(d)	54.02
9.57	5.26	201	1.53	(d)	3.71	1.60	(d)	66.38
9.44	(1.38)	549	1.53		3.23	1.60		55.59
9.92	5.81	595	1.53		2.98	1.59		68.56

11.05	4.94	614	1.03	(d)	2.71	1.43	(d)	29.15
10.82	3.56	604	1.03	(d)	3.12	1.46	(d)	38.95
10.78	3.32	928	1.03	(d)	3.18	1.35	(d)	8.95
10.77	0.62	1,001	1.03		3.11	1.32		25.31
11.04	2.94	852	1.02		2.81	1.31		21.94

11.05	4.29	12	1.53	(d)	2.21	1.93	(d)	29.15
10.83	3.14	118	1.53	(d)	2.62	1.96	(d)	38.95
10.78	2.80	114	1.53	(d)	2.67	1.85	(d)	8.95
10.77	0.12	153	1.52		2.59	1.82		25.31
11.04	2.43	218	1.52		2.31	1.81		21.94

(a)	Excludes sales charge for Class A and Class C Shares.
(b)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The effect of any custody credit on the ratio is less than 0.01%.
(e)	In certain years, the effect of any interest expense as a result of using the line of credit is less than 0.01%.
(f)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.02 per class based on average shares.
(g)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.01 per class based on average shares.
(h)	Net investment income per share is based on average shares outstanding for the year.

Financial Highlights	|	61

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain on Investment	Return Of Capital	Total Dividends and Distributions
Tax-Exempt Limited Maturity Bond Fund
Class A — Shares
Year ended 05/31/09(f)	$10.07	$0.22	$0.20	$0.42	$(0.22)	$ –	$ –	$(0.22)
Year ended 05/31/08	9.87	0.27	0.20	0.47	(0.27)	–	–	(0.27)
Year ended 05/31/07	9.86	0.25	0.01	0.26	(0.25)	–	–	(0.25)
Year ended 05/31/06	9.98	0.20	(0.12)	0.08	(0.20)	–	–	(0.20)
Year ended 05/31/05	10.05	0.15	(0.07)	0.08	(0.15)	–	–	(0.15)
Class C — Shares
Year ended 05/31/09(f)	10.07	0.17	0.19	0.36	(0.17)	–	–	(0.17)
Year ended 05/31/08	9.86	0.22	0.21	0.43	(0.22)	–	–	(0.22)
Year ended 05/31/07	9.86	0.20	–	0.20	(0.20)	–	–	(0.20)
Year ended 05/31/06	9.98	0.15	(0.12)	0.03	(0.15)	–	–	(0.15)
Year ended 05/31/05	10.05	0.10	(0.07)	0.03	(0.10)	–	–	(0.10)
National Tax-Exempt Bond Fund
Class A — Shares
Year ended 05/31/09(f)	9.54	0.24	0.18	0.42	(0.24)	(0.04)	–	(0.28)
Year ended 05/31/08	9.48	0.29	0.11	0.40	(0.29)	(0.05)	–	(0.34)
Year ended 05/31/07	9.50	0.30	(0.01)	0.29	(0.30)	(0.01)	–	(0.31)
Year ended 05/31/06	9.74	0.29	(0.24)	0.05	(0.29)	–	–	(0.29)
Year ended 05/31/05	9.73	0.29	0.01	0.30	(0.29)	–	–	(0.29)
Class C — Shares
Year ended 05/31/09(f)	9.53	0.19	0.16	0.35	(0.18)	(0.04)	–	(0.22)
Year ended 05/31/08	9.47	0.24	0.11	0.35	(0.24)	(0.05)	–	(0.29)
Year ended 05/31/07	9.48	0.25	–(e)	0.25	(0.25)	(0.01)	–	(0.26)
Year ended 05/31/06	9.72	0.24	(0.24)	–	(0.24)	–	–	(0.24)
Year ended 05/31/05	9.71	0.24	0.01	0.25	(0.24)	–	–	(0.24)

62	|	Financial Highlights

Net Assets Value, End of Year	Total Return (%)(a)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver (%)(b)		Portfolio Turnover Rate (%)(c)

$10.27	4.20	927	1.03	(f)	2.13	1.37	(d)	77.20
10.07	4.77	864	1.03	(d)	2.65	1.40	(d)	119.73
9.87	2.64	932	1.03	(d)	2.52	1.30	(d)	13.17
9.86	0.84	650	1.03		2.05	1.26		62.71
9.98	0.84	411	1.02		1.53	1.24		20.26

10.26	3.58	33	1.52	(f)	1.64	1.86	(d)	77.20
10.07	4.36	111	1.53		2.15	1.90	(d)	119.73
9.86	2.03	107	1.53		2.01	1.79	(d)	13.17
9.86	0.33	105	1.53		1.54	1.76		62.71
9.98	0.33	106	1.53		1.03	1.74		20.26

9.68	4.49	640	1.03	(d)	2.50	1.33	(d)	63.91
9.54	4.29	649	1.03	(d)	3.02	1.34	(d)	143.09
9.48	2.97	821	1.03	(d)	3.09	1.27	(d)	22.17
9.50	0.53	767	1.03		3.04	1.25		50.88
9.74	3.09	276	1.02		2.95	1.24		16.69

9.66	3.75	7	1.53	(d)	2.00	1.83	(d)	63.91
9.53	3.78	108	1.53	(d)	2.52	1.84	(d)	143.09
9.47	2.57	105	1.53	(d)	2.59	1.77	(d)	22.17
9.48	0.03	151	1.53		2.52	1.75		50.88
9.72	2.59	177	1.53		2.45	1.74		16.69

(a)	Excludes sales charge for Class A and Class C Shares.
(b)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The effect of any custody credit on the ratio is less than 0.01%.
(e)	Amount rounds to less than $0.005 or $(0.005).
(f)	Net investment income per share is based on average shares outstanding for the year.

Financial Highlights	|	63

[THIS PAGE INTENTIONALLY LEFT BLANK]

PNC Funds, Inc.

Notice of Privacy Policy & Practices

The funds recognize and respect the privacy concerns and expectations of their customers1.

This notice is provided to you so that you will know what kinds of information the funds collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about their customers from the following sources:

>	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

>	Account History, including information about the transactions and balances in a customer’s accounts; and

>	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information2

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

>	As Authorized — if you request or authorize the disclosure of the information.

>

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for them to provide shareholders with necessary or useful services with respect to their accounts.

>

Under Joint Agreements — the funds may also share information with companies that perform marketing services on their behalf or to other financial institutions with whom the funds have joint marketing agreements.

Security of Customer Information

The funds require service providers to the funds:

>	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

>	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds.

Please call 1-800-551-2145 if you have any questions concerning this Notice, or about the funds in general.

[1]	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds shares.
[2]	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Not a part of this Prospectus

For more information

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports  The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)  The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

PNC Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.pncfunds.com

If you buy your shares through a financial adviser, you may contact your adviser for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, 100 F Street, N.E. Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-05782

Distributor: PNC Fund Distributor, LLC

© 2009 PNC Mutual Funds	EQFI909

PNC Funds

Money Market Funds

A Shares C Shares

PROSPECTUS	September 30, 2009

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

www.pncfunds.com

Inside This Prospectus

Risk/Return Summary

Introduction	Inside this prospectus, we explain what you should know about three money market portfolios of PNC Funds: Prime Money Market Fund, Government Money Market Fund, and Tax-Exempt Money Market Fund (the “funds”). Please read this prospectus carefully.

Investment Objectives	Each fund pursues its investment objective by investing in a diversified portfolio of high quality, short-term U.S. dollar denominated money market instruments. The funds seek to maintain a constant $1.00 net asset value. Please review the information in the Risk/Return Summary for each fund and the “Investments” section later in the Prospectus.

Investment Strategies	Each fund’s principal investment strategies are the plans that each fund intends to use to pursue its investment objective. From time to time, a fund may engage in other investment strategies and may make other types of investments consistent with its goals. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Risk Factors	The following risk factors apply to all of the funds regardless of their investment policies and strategies:

o	The funds are investments, not bank deposits. They are not backed or guaranteed by PNC Bank, nor are they insured by, issued by, guaranteed by or obligations of the FDIC, the Federal Reserve Board, any government agency or any bank and the fund shares involve investment risks, including the loss of value. While each fund attempts to maintain a $1.00 per share price, there is no guarantee that it will be able to do so.
o	A major change in interest rates, a default on an investment held by a fund or a significant decline in the value of a fund investment could cause the value of your investment in a fund, or its yield, to decline.

Who May Want to Invest in the Funds	o	Investors seeking relative safety and easy access to investments.
o	Investors with a low risk tolerance.
o	Investors seeking preservation of capital.
o	Investors willing to accept lower potential returns in return for safety.
o	Investors seeking the ability to convert their investment to cash quickly.

Fees and Expenses	No load or sales commission is charged to investors in the funds. You will, however, incur expenses for investment advisory, administrative, and operating services, all of which are included in the funds’ total fund operating expenses.

Share Classes	Each fund offers Class A Shares and Class C Shares for retail investors. See “Choosing a Share Class” for a discussion of the characteristics of each share Class.

1

FUND NUMBER	|	A: 425	C: 427	TICKER SYMBOL	|	A: PVAXX C: PCVXX

Prime Money Market Fund

INVESTMENT SUMMARY

Investment Objective

The fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

Principal Investment Strategies

The fund pursues its investment objective by investing in high quality money market instruments. Under normal market conditions, the fund’s principal investment strategies include investing:

>	all of its assets in a broad range of money market instruments

>	only in portfolio securities denominated in U.S. dollars and meeting strict standards of credit quality. Credit quality is generally established by credit ratings

Important characteristics of the fund’s investments — the fund will only buy money market instruments that:

>

receive the highest rating (or one of the two highest ratings if the security is a corporate obligation) by two or more nationally recognized rating agencies (NRSRO), such as Standard & Poor’s and Moody’s

>	receive only one of the highest NRSRO ratings if only one organization has rated the security

>	are unrated, but are determined by the adviser to be of comparable quality

Principal policies

>	Weighted average maturity must not exceed 90 days

>	No investment in securities with maturities over 397 days (approximately 13 months)

Changes to the Investment Objective

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders.

Definitions

Money market instrument  A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	The portfolio manager does not execute the fund’s principal investment strategies effectively.

>	An issuer defaults on its obligations.

>	An agency or instrumentality defaults on its obligations and the agency or the U.S. government does not provide financial support.

>	The market value of floating or variable rate securities falls to such an extent that the fund’s share price declines below $1.00.

>	Interest rates rise rapidly, causing the fund’s investment securities to decline in value and the fund’s share price to decline below $1.00.

>	Interest rates decline, resulting in lower yield for the fund.

>	Adverse events affecting the banking industry cause the value of the fund’s investments to decline.

>	Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

>	A repurchase agreement counterparty defaults on its obligation.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for shareholders willing to earn lower current income, or looking to invest the cash portion of an asset allocation portfolio at a substantially lower risk in order to attempt to maintain a stable net asset value.

2	|	About the Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 1.46%, 3Q 2000

WORST QUARTER: 0.04%, 1Q 2004

YTD RETURN as of 6/30/09: 0.09%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

	1 Year	5 Year	10 Year
Class A	2.05%	2.68%	2.86%

Class C	1.05%	2.68%	2.67%

The table above shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s current 7-day yield, please call 1-800-551-2145 or visit the funds at www.pncfunds.com

Prime Money Market Fund	|	3

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.25%	0.25%

Distribution and Service (12b-1) Fees**	0.25%	0.25%

Other Expenses	0.22%	0.22%

Acquired Fund Fee***	0.02%	0.02%

Total Fund Operating Expenses****	0.74%	0.74%
*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	Distribution (12b-1) fees reflect current fees expected to be incurred by Class A and Class C Shares during the current fiscal year. The fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to the Rule 12b-1 Plan. The fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the fund’s total operating expenses and expects such payments to be no more than the distribution (12b-1) fees stated in the tables above during the current fiscal year.
***	“Acquired Fund” means any investment company in which a fund invests or has invested during the period. A fund’s “Acquired Fund Fees and Expenses” are based on amounts for the fiscal year ended May 31, 2009. The “Total Annual Fund Operating Expenses” will not correlate to each fund’s ratio of expenses to average net assets in the funds’ Financial Highlights, which reflects the operating expenses of the funds and does not include “Acquired Fund Fees and Expenses.” The funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
****	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$76	$237	$411	$918
Class C Shares
If you sold your shares at period’s end	$176	$237	$411	$918
If you still held your shares	$76	$237	$411	$918

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

4	|	Prime Money Market Fund

FUND NUMBER	|	A: 425	C: 427	TICKER SYMBOL	|	A: PVAXX C: PCVXX

Government Money Market Fund

INVESTMENT SUMMARY

Investment Objective

The fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

Principal Investment Strategies

The fund pursues its investment objective by investing in high quality money market instruments. Under normal market conditions, the fund’s principal investment strategies include investing:

>

at least 80% of its net assets (which includes borrowings for investment purposes) in money market instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, and in repurchase agreements backed by these instruments.

>	only in portfolio securities denominated in U.S. dollars and meeting strict standards of credit quality. Credit quality is generally established by credit ratings

Important characteristics of the fund’s investments — the fund will only buy money market instruments that:

>

receive the highest rating (or one of the two highest ratings if the security is a corporate obligation) by two or more nationally recognized rating agencies (NRSRO), such as Standard & Poor’s and Moody’s

>	receive only one of the highest NRSRO ratings if only one organization has rated the security

>	are unrated, but are determined by the adviser to be of comparable quality

Principal policies

>	Weighted average maturity must not exceed 90 days

>	No investment in securities with maturities over 397 days (approximately 13 months)

Changes to the Investment Objective

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders.

Definitions

Money market instrument  A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	The portfolio manager does not execute the fund’s principal investment strategies effectively.

>	An issuer defaults on its obligations.

>	An agency or instrumentality defaults on its obligations and the agency or the U.S. government does not provide financial support.

>	The market value of floating or variable rate securities falls to such an extent that the fund’s share price declines below $1.00.

>	Interest rates rise rapidly, causing the fund’s investment securities to decline in value and the fund’s share price to decline below $1.00.

>	Interest rates decline, resulting in lower yield for the fund.

>	Adverse events affecting the banking industry cause the value of the fund’s investments to decline.

>	Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

>	A repurchase agreement counterparty defaults on its obligations

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for shareholders looking for a money market fund whose portfolio securities carry an extra degree of credit protection with a reduction in return.

About the Fund	|	5

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 1.44%, 3Q 2000

WORST QUARTER: 0.04%, 1Q 2004

YTD RETURN as of 6/30/09: 0.03%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

	1 Year	5 Year	10 Year
Class A	1.67%	2.54%	2.76%

Class C	1.92%	2.64%	2.62%

The table above shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s current 7-day yield, please call 1-800-551-2145 or visit the funds at www.pncfunds.com

6	|	Government Money Market Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.25%	0.25%

Distribution and Service (12b-1) Fees**	0.25%	0.25%

Other Expenses	0.22%	0.22%

Acquired Fund Fee***	0.02%	0.02%

Total Fund Operating Expenses****	0.74%	0.74%
*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	Distribution (12b-1) fees reflect current fees expected to be incurred by Class A and Class C Shares during the current fiscal year. The fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to the Rule 12b-1 Plan. The fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the fund’s total operating expenses and expects such payments to be no more than the distribution (12b-1) fees stated in the tables above during the current fiscal year.
***	“Acquired Fund” means any investment company in which a fund invests or has invested during the period. A fund’s “Acquired Fund Fees and Expenses” are based on amounts for the fiscal year ended May 31, 2009. The “Total Annual Fund Operating Expenses” will not correlate to each fund’s ratio of expenses to average net assets in the funds’ Financial Highlights, which reflects the operating expenses of the funds and does not include “Acquired Fund Fees and Expenses.” The funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
****	The investment manager may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	the fees and expenses (without waivers) shown above

>	an investment of $10,000 in each time period shown

>	A hypothetical 5% return each year

>	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$76	$237	$411	$918
Class C Shares
If you sold your shares at period’s end	$176	$237	$411	$918
If you still held your shares	$76	$237	$411	$918

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

Government Money Market Fund	|	7

FUND NUMBERS	|	A: 428	C: 430	TICKER SYMBOL	|	A: PCNXX C: PETXX

Tax-Exempt Money Market Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal by investing substantially all of its assets in a diversified portfolio of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities (“municipal obligations”) the interest of which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular federal income tax.

Principal Investment Strategies

The fund pursues its investment objective by investing in short-term, high-quality municipal obligations. Under normal market conditions, the fund’s principal investment strategies include investing:

>

at least 80% of its net assets (which includes borrowings for investment purposes) in short-term municipal obligations whose interest is exempt from federal regular and alternative minimum income taxes

>

only in securities denominated in U.S. dollars and meeting strict standards of credit quality. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. Credit quality is generally established by credit ratings

Important characteristics of the fund’s investments — the fund will only buy municipal obligations that:

>	received one of the two highest short-term ratings from each nationally recognized rating agencies (NRSRO), such as Standard & Poor’s and Moody’s, that has rated the obligation

>	received only one of the highest ratings if only one NRSRO has rated the security

>	are unrated, but are determined by the adviser to be of comparable quality

Principal policies

>	Weighted average maturity must not exceed 90 days

>	No investment in securities with maturities over 397 days (approximately 13 months)

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in securities whose interest is exempt from federal tax regulations and the alternative minimum tax without obtaining shareholder approval.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	The portfolio manager does not execute the fund’s principal investment strategies effectively.

>	An issuer defaults on its obligations.

>	An agency or instrumentality defaults on its obligations and the agency or the U.S. government does not provide financial support.

>	The market value of floating or variable rate securities falls to such an extent that the fund’s share price declines below $1.00.

>	Interest rates rise rapidly, causing the fund’s investment securities to decline in value and the fund’s share price to decline below $1.00.

>	Interest rates decline, resulting in lower yield for the fund.

>	Adverse events affecting the banking industry cause the value of the fund’s investments to decline.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund is designed for shareholders who are looking for federally tax-exempt current income in addition to liquidity and capital preservation.

8	|	About the Fund

INVESTMENT PERFORMANCE

Prior to September 30, 2002, the quoted performance of Class A and Class C Shares reflects the performance of the Institutional Shares, a class of shares of the fund not offered by this prospectus; adjusted to reflect the expenses of Class A and Class C Shares. Class A and Class C Shares of the fund would have substantially similar returns as the Institutional Shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. This performance does not reflect any sales charges applicable to Class A or Class C Shares, and would be lower if it did. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance is not an indication of its future performance, it can be valuable information for shareholders.

Class A Shares

BEST QUARTER: 0.85%, 4Q 2000

WORST QUARTER: 0.02%, 1Q 2004

YTD RETURN as of 6/30/09: 0.03%

CALENDAR YEAR TOTAL RETURNS (%), Class A Shares as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08), including maximum sales charge

	1 Year	5 Year	10 Year
Class A	1.21%	1.64%	1.70%

Class C	0.19%	1.69%	1.53%

The table above shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit the funds at www.pncfunds.com

Tax-Exempt Money Market Fund	|	9

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES* (fees paid directly from your investment)	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None

Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.25%	0.25%

Distribution and Service (12b-1) Fees**	0.25%	0.25%

Other Expenses	0.24%	0.24%

Total Fund Operating Expenses***	0.74%	0.74%
*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	Distribution (12b-1) fees reflect current fees expected to be incurred by Class A and Class C Shares during the current fiscal year. The fund may pay a maximum annual fee of 0.25% out of its Class A Shares and 0.75% out of its Class C Shares pursuant to the Rule 12b-1 Plan. The fund may reduce or eliminate the amount of 12b-1 fees paid to reduce the fund’s total operating expenses and expects such payments to be no more than the distribution (12b-1) fees stated in the tables above during the current fiscal year.
***	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount, without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$76	$237	$411	$918
Class C Shares
If you sold your shares at period’s end	$176	$237	$411	$918
If you still held your shares	$76	$237	$411	$918

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

10	|	Tax-Exempt Money Market Fund

Investments

This Section describes some of the types of securities that the funds may purchase under normal market conditions to achieve their investment objectives. A fund will not necessarily buy all of the securities listed below. For cash management or for temporary defensive purposes, a fund could shift up to 100% of its assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help a fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss participating in favorable market trends.

For more information on ratings and a more complete description of which funds may invest in certain types of securities, see the SAI.

Some or all of the funds may invest in the following types of instruments or securities:

>	Short-term municipal obligations — includes both revenue and general obligations issued by or on behalf of U.S. states, territories, municipalities, and possessions.

>	General obligation — A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

>

Revenue obligation — A bond or note for which the payments of principal and interest made to the investors by the issuer are payable exclusively from the earnings of the underlying project. For example, turnpike bonds repaid from tolls.

>

Municipal obligation or security — A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

>

Private activity bonds — a type of municipal revenue obligation backed by a private non-governmental business which is used in the financing of specified types of projects such as airline facilities, residential projects, and pollution-control facilities for an investor-owned utility. The interest on these obligations may be subject to the federal alternative minimum tax.

>

Variable rate demand notes — represents borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate, such as the prime rate. The interest rate applicable to the borrowed funds is specified from the outset of the debt, and is typically equal to the specified money market rate plus an extra margin.

>

Registered investment companies — company engaged in investing in and issuing securities, that is registered with the Securities and Exchange Commission (“SEC”) and meets the requirements of the Investment Company Act of 1940 with respect to income distribution, fee structure, and diversification of assets.

>

Commercial paper — short-term debt instrument issued by banks, corporations, broker-dealers, and other entities typically for the financing of accounts receivable, inventories and meeting short-term liabilities.

>

Money market instruments — Debt instruments issued by private organizations, governments, and government agencies, generally with maturities of one year or less. Such instruments are highly liquid investments, and include Treasury bills, bankers’ acceptances, commercial paper and short-term tax-exempt municipal securities, and negotiable bank CDs. Money market instruments are actively traded by U.S. and foreign banks, corporations, broker dealers and other entities to finance their current operations.

>

Obligations of the U.S. government and its agencies and instrumentalities — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time.

>

Repurchase agreements backed by U.S. government obligations — A financial transaction in which a dealer, in effect, borrows money by selling securities and simultaneously agrees to buy them back at a higher price at a later time. The securities are collateralized or backed by obligations of the U.S. government.

>	Treasury obligations — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time

Portfolio Holdings Disclosure

Each fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (November 30th) and fiscal year (May 31st) in its reports to shareholders. The funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and file these reports with the SEC by the 70th day after the end of the relevant period. You can find these reports on the funds’ website, www.pncfunds.com, and on the SEC’s website, www.sec.gov.

Each fund files its complete portfolio holdings as of the end of its first (August 31st) and third fiscal quarters (February 28th) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

A description of the funds’ policies and procedures with respect to disclosure of the funds’ portfolio securities is also available in the SAI and on the Fund’s website at www.pncfunds.com.

Investments	|	11

Risk Factors

The following describes the principal risks that you may assume as an investor in the funds. Except as noted, each fund is subject to the principal risks as described below.

General Risks:

>

Management Risk.  The funds’ performance could be hurt if management’s analysis, judgment or execution proves to be incorrect. The funds’ portfolio manager may implement its investment strategy in a way that does not produce the intended result. For example, poor security selection may cause a fund to underperform relevant benchmarks or other funds with a similar investment objective.

Risks associated with investing in debt securities:

>	Income Risk. Declines in the general level of short-term interest rates cause a funds’ income, and thus its total return, to decline.

>	Adjustable Rate Security Risk. The market price of an adjustable rate security may fall below its cost.

>

Credit Risk.  An issuer, agency or instrumentality may fail to make timely payments of interest or principal. Adverse events affecting the banking industry may also make credit less available and cause the value of fund investments to decline. Although defaults on money market securities have historically been rare, should a security the funds own go into default, the funds’ share price or yield could be hurt. Credit risk is measured by NRSROs such as Standard & Poor’s and Moody’s.

>

Interest Rate Risk.  The funds’ yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the funds’ yield almost certainly will do so as well. Because the funds incur ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero. If interest rates rise rapidly, the funds’ investment securities which decline, causing the funds’ investment securities to decline in value and the funds’ share price to fall below $1.00.

>

Inflation Risk.  Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the funds are not intended to be used as the major portion of a long-term investment portfolio.

Risks associated with investing in municipal obligations (Tax-Exempt Money Market Fund):

>	Tax-exempt status risk. Tax-exempt status risk is the risk that a municipal obligation which was issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

Repurchase agreement risk (Prime Money Market Fund and Government Money Market Fund):

>

The risk that the counterparty to a repurchase agreement does not honor its contractual obligations and defaults on its obligation to repurchase the security. In this circumstance, the funds may lose money because they may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy, or the funds may have difficulty exercising rights to the collateral.

12	|	Risk Factors

Pricing of Fund Shares

How the funds value their holdings   The assets of the funds are valued at amortized cost, which generally approximates market value. Each fund seeks to maintain a $1.00 net asset value per share (NAV), although there is no guarantee that it will be able to do so. Each fund uses the amortized cost method to value securities. You can read about this method in the SAI.

How the funds calculate share prices  The funds calculate NAV, or share price, for each fund and share class every day the funds are open for business. To calculate the NAV for a given share class, each fund adds up the total assets for that share class, subtracts its total liabilities, and divides the result by the number of shares outstanding. The price for buying and selling shares is the NAV. The price for selling shares is calculated based on NAV, but is adjusted for any applicable sales charge taken out of the proceeds (see “Choosing a Share Class”).

How the Class C Shares calculate the deferred sales charge  When you sell Class C Shares that have a CDSC, the funds calculate the CDSC as a percentage of what you paid for the shares or the amount at which you’re selling them — whichever results in the lower charge to you. In processing orders to sell shares, the funds sell the shares with the lowest CDSC first.

Exchanges from one fund into another do not affect your CDSC. The CDSC for any share you sell is based on the date you originally invested that money with PNC Funds. There are certain cases in which you may be exempt from a CDSC, including shares that are sold:

>	in connection with the death or disability of an account owner (including a joint owner)

>	through an automatic withdrawal plan that is withdrawing less than 10% per year of your total account value

>	in connection with certain retirement or benefit plans

>	for certain loan advances, hardship provisions, or returns of excess contributions to a tax-advantaged investment plan

In each of these cases, there are other provisions that apply. To find out if you are eligible for a waiver, call 800-551-2145 or speak with your financial advisor.

Share certificates  The funds do not issue share certificates.

Market timing and limits on exchanges, redemptions, and purchases  The funds generally discourage frequent purchases and sales or exchanges of fund shares (“market timing”). The Board of Directors of the funds has determined that market trading may harm fund performance and the interests of other fund shareholders. The funds are not designed for nor do they accommodate market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for market timing. Market timing activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintain such assets in securities selected to achieve the fund’s investment goal. Market timing may also cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

The Board of Directors has adopted policies that seek to deter market timing activity in the funds. The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter, in a calendar year if the fund’s administrator determines that the shareholder is engaging in market timing. While frequent trading or exchange activity by a shareholder is a characteristic that helps identify market timing, other activity also may demonstrate a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

Pricing of Fund Shares	|	13

Dividends, Distributions and Taxes

Mutual funds pass along to shareholders most or all of their net earnings in the form of dividends. As a shareholder, you are entitled to your share of net income and capital gains on a fund’s investments. Dividend distributions are the net income earned on investments after expenses. Money market funds ordinarily do not have any long-term capital gains to distribute; however, a fund will distribute short-term gains, as necessary. As with any investment, you should consider the tax consequences of an investment in a fund.

There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. Ordinarily, each fund will declare dividends daily and pay them monthly. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

Choices for receiving dividends and distributions  You can choose how you receive your dividends and distributions. You can:

>

have all dividends and distributions automatically reinvested in the same or different PNC fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts). If you reinvest distributions in shares of another PNC Fund, you may pay a sales charge on the reinvested distributions.

>

have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer. Under normal circumstances, your fund will transfer your distributions within 3-5 days of the dividend payment date. The bank account must have a registration identical to that of your fund account.

>	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give the funds any instructions, the funds will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial adviser rather than directly with PNC Funds, any dividend or distribution payments you request will be wired to your financial adviser. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until the funds receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Important Tax Information

No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>	Dividends from a fund’s net income and short-term capital gains are taxable as ordinary income.

>

Certain dividends from the Tax-Exempt Money Market Fund will be “exempt-interest dividends,” which generally are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.

>	Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

>

Dividends from a fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the fund.

>

An exchange of a fund’s shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a fund, you must recognize any gain or loss. However, as long as the fund’s NAV per share does not deviate from $1.00, there will be no gain or loss.

>	Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

>	Tax statements will be mailed from your fund every January showing the amounts and tax status of distributions made to you.

>

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax. No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>

A fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a fund is notified by the Internal Revenue Service that backup withholding is required.

>	You should review the more detailed discussion of federal income tax considerations in the SAI.

>	A fund may provide estimated capital gain distribution information through its website at www.pncfunds.com.

14	|	Dividends, Distributions and Taxes

How to Invest |	In this section, you’ll find information on how to invest in the funds, including how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, and the many services and choices available to you as a PNC Funds shareholder.

You can find out more about the topics covered here by contacting the PNC Funds or, if you’re investing through a bank or other financial adviser, by contacting a representative of that organization.

15

Choosing a Share Class

This prospectus offers Class A and C Shares which are designed for retail investors. The funds also offer Institutional Class shares, which is designed for institutional shareholders and offered through a separate prospectus. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial adviser also can help you decide.

Before investing, you may want to compare the different share classes. You can also ask your financial adviser to help you choose the share class that best suits your situation.

Each fund has adopted a 12b-1 plan that allows its Class A and Class C shares each to pay, out of its respective assets, a distribution and service fee, as defined by the Financial Industry Regulatory Authority (FINRA). The maximum annual fees for each share class are:

	Class A	Class C
Distribution	0.25%	0.75%

Service	0.25%	0.25%

Total	0.50%	1.00%

Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost you more than paying other types of sales charges. Your financial adviser may be paid a dealer reallowance when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s adviser may provide compensation to financial advisers for distribution, administrative and promotional services. The list below describes the main features of each share class. It’s only a summary — be sure to read the more complete information that follows, especially the details of sales charges and the information on how to reduce or eliminate them.

Class A

>	No sales charge when you buy shares

>	If you subsequently exchange money into a bond and stock fund, you’ll need to pay that fund’s sales charge.

Class C

>	Appropriate for shareholders who plan to exchange into one or more of the PNC Class C equity and bond funds

>	No sales charge when you buy shares

>	CDSC of 1.00% when you sell shares within one year of buying them

>	Higher annual expenses than Class A Shares

>	Shares never convert to Class A

>	Higher annual expenses remain in effect for as long as you own your shares

Waiver of Class C Sales Charge

You won’t be charged a CDSC when you sell Class C shares:

>	that you bought with reinvested dividends or capital gains distributions

>	that you sell at least one year after purchase

>	if the shares are exchanged into Class C Shares of another PNC fund

>	as an allowable distribution from a qualified retirement plan

>	in connection with the death or disability of the shareholder

>	under a Systematic Withdrawal Plan that liquidates less than 10% of account assets a year

>	to correct an excess contribution to a qualified retirement plan

IMPORTANT INFORMATION FOR ALL SHAREHOLDERS WHO MAY BE ELIGIBLE FOR REDUCED SALES CHARGES

The PNC Funds offer several options through which new and existing shareholders have the opportunity to reduce or eliminate sales charges. These options are described in this section. One of the most important things to understand about these options is that it is up to you, the shareholder, to let the funds know in advance if you qualify or intend to qualify for a sales charge reduction or elimination. The funds cannot apply these methods automatically or retroactively. For more information, speak with your financial advisor, or contact the funds or the transfer agent. Note that for purposes of qualifying for sales charge reductions, “immediate family member” is defined as a spouse or a child under the age of 21.

16	|	Choosing a Share Class

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages only if you are investing directly with PNC Funds. If you’re investing through a bank or other financial adviser, follow its policies and instructions.

You may be able to buy either Class A or Class C Shares:

>

from the trust or banking departments of PNC Bank, N.A. or PNC Bank Delaware, another financial intermediary that has entered into an agreement with the funds’ distributor to sell shares; speak with your bank or financial adviser to find out how

>	directly from PNC Funds

>	directly through a financial intermediary

OPENING OR ADDING TO AN ACCOUNT

FIRST INVESTMENT	ADDITIONAL INVESTMENTS
You can open an account for as little as $1,000.	You can add as little as $100 at a time to your account.
By mail or express delivery

>   Complete and sign an application (if you need an application, call 800-551-2145)

>   Send the application to us at the appropriate address at right, along with an investment check made out to “PNC Funds, Inc.”

>   Make out an investment check to “PNC Funds, Inc.”

>   Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

>   Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
> Call 800-551-2145 for instructions before wiring any money > After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

>   Request your bank to wire Federal funds to:

PNC Bank

Account # 8611745905

Routing # 031000053

>   Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

>   Be aware that your bank may charge a fee to wire money

By phone

>   Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

>   If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask the shareholder services representative for instructions for enabling this feature on your account

With an automatic investment plan
> To set up regular investments from a bank checking account, call 800-551-2145
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

How to Buy, Sell and Exchange Fund Shares	|	17

EXCHANGING OR SELLING SHARES

EXCHANGING INTO ANOTHER FUND	SELLING SHARES
Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).
By mail, express delivery or fax

>   Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

>   Mail or fax the letter to the appropriate address or fax number at right

>   Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

>   Mail or fax the letter to the appropriate address or fax number at right

By phone, wire, or ACH
> Call 800-551-2145 to request an exchange

>   Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

-  telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

-  wire and ACH require additional information and need to be set up in advance[1]

-  minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan
> Call 800-551-2145 to set up an automatic exchange plan	> Call 800-551-2145 to set up an automatic withdrawal plan
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

FAX:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

18	|	How to Buy, Sell and Exchange Fund Shares

Shareholder Services

As a PNC Funds’ shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below. There are also a number of policies affecting the ways you do business with the funds that you may find helpful to know about.

How much of this shareholder service and policy information applies to you will depend on the type of account in which your PNC Fund shares are held. For instance, the information on dividends and taxes applies to all shareholders, while information on telephone transactions applies only to those shareholders that selected this option when opening their accounts.

If you’re investing through a bank or other financial institution, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial institution may charge fees in addition to those charged by the PNC Funds.

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with the PNC Funds.

Tax-advantaged investment plans  A full range of retirement and other tax-advantaged investment plans are available directly from the PNC Funds or from your financial institution, including IRA, SEP, 401(k) and pension plans. All PNC Funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about these plans, including their features, fees, and limitations, call 800-551-2145 or speak with a representative of your financial institution. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege  As a shareholder of the PNC Funds, you can exchange some or all of your Class A or C Shares of one PNC Fund for the same Class of Shares of any other PNC Fund, as long as those shares may legally be sold in your state. In general, there are no sales charges when you exchange from one fund to another. One exception is with Class A shares when you are exchanging from a money market fund into a stock or bond fund. Unless you are eligible for a sales charge waiver, you will be charged the sales charge on the fund into which you’re exchanging. Note that once you have paid a sales charge, you’ll be given credit for having paid that charge in all future exchanges of the money involved.

OUR “ONE COPY PER HOUSEHOLD” POLICY

The funds typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial institution or call 800-551-2145.

Shareholder Services	|	19

Automatic Investment Plan  Investing money regularly is one of the easiest ways to stay on track with your financial goals. The Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer is not made because of a low bank balance or for any other reason.

Systematic Withdrawal Plan  The Systematic Withdrawal Plan lets you set up regular withdrawals from your fund account. Withdrawals can be set up for one, two, four or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund. To set up your Systematic Withdrawal Plan, call 800-551-2145. Note that you need a minimum account balance of $10,000. There’s no CDSC on Class C Shares when your systematic withdrawals for a calendar year amount to less than 10% of your account’s value.

Checkwriting  Many shareholders are eligible for checkwriting on their money market fund balances. There’s no limit to the number of checks you may write, although each check must be for at least $500. To apply for this feature, complete the appropriate section of your new account application or call 800-551-2145.

When you write a check, you’ll continue to receive the daily dividends on the money up to the day your check is presented to the funds for payment. Applicable CDSC for Class C Shares will be deducted from your account the day the check is presented for payment. The funds may charge a fee for checkwriting, and on 30 days’ written notice to shareholders the funds may change or terminate the checkwriting privilege. You cannot write a check to close an account. Your account will be charged a $50 penalty for each check returned due to insufficient funds.

Directed reinvestments  If you like, you can choose to have your dividends and distributions automatically invested in the same class of Shares of a different PNC Fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

20	|	Shareholder Services

Policies About Transactions

Business hours  The funds are open for business each day the New York Stock Exchange (NYSE) is open. With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern time, and, with respect to the Prime Money Market Fund and Government Money Market Fund, at 3:00 p.m. Eastern time. The funds observe Columbus Day and Veterans Day holidays. If the bond market closes early due to a holiday, a scheduled half-day or an unscheduled suspension of trading, the Prime Money Market Fund and Government Money Market Fund will stop taking purchase orders after 11:00 a.m. Eastern time, but will continue to honor redemption requests up to the normal closing time of 3:00 p.m. Eastern time.

Determining when your order will be processed  If the funds’ transfer agent receives your order to buy or sell shares before the close of a fund’s business hours (as described above) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial institution should be able to tell you when your order will be processed. It is the responsibility of your financial institution to promptly forward your order to the funds before the close of a fund’s business hours on the day that you place your order.

In order for our shareholders to be able to place orders with financial institutions up to the close of a fund’s business hours and still receive that day’s share price, the funds permit certain institutions to transmit their orders to the funds after the close of a fund’s business hours. However, the funds will only accept such an order from an institution if the institution has entered into an agreement with the funds that permits later transmissions of timely orders for the funds, and the order must carry a time-stamp indicating that the institution received the order from the shareholder before the close of a fund’s business hours. Shareholders should inquire whether their financial institution has entered into such an agreement. Without such an agreement, a shareholder may not receive that day’s net asset value, regardless of the time that the investor submits the order to the institution.

Paying for shares you buy  Fund shares can only be paid for with US dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that the funds do not accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to the funds).

Exchanging securities for shares  You may contact the fund to request a purchase of shares in exchange for securities you own. The fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Wire transaction policies  Wire transactions are generally completed within 24 hours of when you place your order. The PNC Funds will only accept wires of $50 or more and send wires of $1,000 or more.

Although the PNC Funds do not charge a fee to send or receive wires, your bank might, and you should check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until the funds have received and processed your account application.

Our Customer Identification Program  To help the government fight the funding of

IF YOU CANNOT REACH THE FUNDS BY PHONE

Although the PNC Funds strive to provide a high level of service to our shareholders, during times of extraordinary market activity or other unusual circumstances, it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described in “How to Buy, Sell and Exchange Fund Shares”.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or, if applicable, contact your financial adviser for more information.

Policies About Transactions	|	21

terrorism and money laundering activities, federal law requires all financial institutions, including the PNC Funds, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for your name, address, date of birth and other information (your tax identification number or other government-issued identification number, for example) that will allow the funds to identify you. The funds may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). Additional information may be required in certain circumstances. The funds may use a third party to obtain and verify this information.

The funds may not be able to establish an account if you do not provide the necessary information. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when the funds receive an order, the funds take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as the funds take reasonable steps to ensure that an order to buy or sell shares is genuine, the funds are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from the funds immediately after you receive them.

Orders that require a signature guarantee  There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

>	when you want to sell more than $100,000 worth of shares

>	when you want to send the proceeds to a third party

>	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with the funds. Also, you do not generally need a signature guarantee for an exchange, although the funds may require one in certain other circumstances.

A signature guarantee is a certification of your signature and is a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. You cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell  Ordinarily, when you sell shares, the funds normally send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

>	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

>	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

OTHER RIGHTS THE FUNDS RESERVE

You should be aware that the funds may do any of the following:

>

withhold a percentage of your distributions as required by federal tax law if the funds have been notified by the Internal Revenue Service that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

>

close your account and send you the proceeds if the value of your account falls below $1000 as a result of withdrawals (as opposed to market activity); however, before the funds close your account, the funds will give you 30 days’ notice so you can either increase your balance or close your account

>

pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges

>

change, add or withdraw various services, fees and account policies at any time (for example, the funds may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

>	withdraw or suspend the offering of shares at any time

>	reject any order the funds believe may be fraudulent or unauthorized

>	reject any telephone redemption if the funds believe it is advisable to do so

>	reject or limit purchases of shares for any reason

22	|	Policies About Transactions

Organization and Management of the Funds

About PNC Funds

>	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

>

On September 29, 2009, PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds, merged with its affiliate, Allegiant Asset Management Company, into a newly formed Delaware limited liability company named PNC Capital Advisors LLC (“PNC Capital”). Each fund has an interim advisory agreement with PNC Capital. The funds expect to convene a special meeting of their shareholders on, or about, December 15, 2009 to seek approval of a new investment advisory agreement with PNC Capital. Beginning September 30, 2009, PNC Capital will be providing investment advice to the funds pursuant to an interim investment advisory agreement that was approved by the Board on August 12, 2009. As investment adviser, PNC Capital is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

>

PNC Capital is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

>	PNC Capital’s principal office is Two Hopkins Plaza, Baltimore, Maryland, 21201.

>	As of June 30, 2009, PCA managed $13.6 billion in assets.

Each fund pays a management fee to PNC Capital. For the fiscal year ended May 31, 2009, PCA was paid the following management fees, after waivers and reimbursements, as a percentage of average daily net assets:

Management Fee Paid (%)

Prime Money Market Fund	0.17%

Government Money Market Fund	0.15%

Tax-Exempt Money Market Fund	0.11%

The advisory agreement with PNC Capital was last approved by the Board of Directors on August 12, 2009.

Administrative Services

Under an Administration Agreement, the PNC Funds also pay PNC Capital an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

Organization and Management of the Funds	|	23

Additional Information

Fund Classes

Currently, each of the funds offer Class A, C, and Institutional Shares. At some future date, the Funds may offer additional classes of shares. Each PNC Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

Performance

The PNC Funds may advertise the performance of a fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and effective yield of a fund, and the average annual total return of a fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the “Investment Performance” section in the Prospectus for the fund in which you would like to invest.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, a fund may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the funds send these documents to each shareholder individually by calling the funds at 1-800-551-2145.

24	|	Additional Information

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Financial Highlights

This section offers further details about the recent financial history of the funds. Total return figures show the percentage a shareholder would have gained or lost during the period, assuming reinvestment of all dividends and distributions. The information for the years ended May 31, 2009, May 31, 2008, May 31, 2007, and May 31, 2006 have been audited by Deloitte & Touche LLP, whose report, along with these funds’ financial statements, is included in the annual report (see back cover). The financial highlights presented for years prior to May 31, 2006 were audited by other auditors whose report, dated July 26, 2005, expressed an unqualified opinion on such financial highlights.

	Net Asset Value, Beginning of Year	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Total Dividends
Prime Money Market Fund
Class A - Shares
Year ended 05/31/09	$1.00	$0.01	$-	(a)	$0.01	$(0.01)	$(0.01)
Year ended 05/31/08	1.00	0.04	-	(a)	0.04	(0.04)	(0.04)
Year ended 05/31/07	1.00	0.04	-		0.04	(0.04)	(0.04)
Year ended 05/31/06	1.00	0.03	-		0.03	(0.03)	(0.03)
Year ended 05/31/05	1.00	0.01	-		0.01	(0.01)	(0.01)
Class C - Shares
Year ended 05/31/09	1.00	0.01	-	(a)	0.01	(0.01)	(0.01)
Year ended 05/31/08	1.00	0.04	-	(a)	0.04	(0.04)	(0.04)
Year ended 05/31/07	1.00	0.04	-		0.04	(0.04)	(0.04)
Year ended 05/31/06	1.00	0.03	-		0.03	(0.03)	(0.03)
Year ended 05/31/05	1.00	0.01	-		0.01	(0.01)	(0.01)
Government Money Market Fund
Class A - Shares
Year ended 05/31/09(g)	1.00	0.01	-	(a)	0.01	(0.01)	(0.01)
Year ended 05/31/08	1.00	0.03	-	(a)	0.03	(0.03)	(0.03)
Year ended 05/31/07	1.00	0.04	-		0.04	(0.04)	(0.04)
Year ended 05/31/06	1.00	0.03	-		0.03	(0.03)	(0.03)
Year ended 05/31/05	1.00	0.01	-		0.01	(0.01)	(0.01)
Class C - Shares
Year ended 05/31/09(g)	1.00	0.01	-	(a)	0.01	(0.01)	(0.01)
Year ended 05/31/08	1.00	0.04	-	(a)	0.03	(0.04)	(0.04)
Year ended 05/31/07	1.00	0.04	-		0.04	(0.04)	(0.04)
Year ended 05/31/06	1.00	0.03	-		0.03	(0.03)	(0.03)
Year ended 05/31/05	1.00	0.01	-		0.01	(0.01)	(0.01)
Tax-Exempt Money Market Fund
Class A - Shares
Year ended 05/31/09(g)	1.00	0.01	-	(a)	0.01	(0.01)	(0.01)
Year ended 05/31/08	1.00	0.02	-	(a)	0.02	(0.02)	(0.02)
Year ended 05/31/07	1.00	0.03	-		0.03	(0.03)	(0.03)
Year ended 05/31/06	1.00	0.02	-		0.02	(0.02)	(0.02)
Year ended 05/31/05	1.00	0.01	-		0.01	(0.01)	(0.01)
Class C - Shares
Year ended 05/31/09(g)	1.00	0.01	-	(a)	0.01	(0.01)	(0.01)
Year ended 05/31/08	1.00	0.02	-	(a)	0.02	(0.02)	(0.02)
Year ended 05/31/07	1.00	0.03	-		0.03	(0.03)	(0.03)
Year ended 05/31/06	1.00	0.02	-		0.02	(0.02)	(0.02)
Year ended 05/31/05	1.00	0.01	-		0.01	(0.01)	(0.01)

26	|	Financial Highlights

Net Assets Value, End of Year	Total Return (%)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver (%)(d)		Ratio of Net Investment Income to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver (%)(b)(d)

$1.00	1.03%	$129,248	0.84%	(c)(e)	1.06%	0.89%	(c)(e)
1.00	3.64%	183,196	0.90%	(c)	3.61%	0.93%	(c)
1.00	4.46%	168,544	0.90%	(c)	4.38%	0.93%	(c)
1.00	3.18%	127,843	0.90%		3.19%	0.94%
1.00	1.14%	86,699	0.90%		1.13%	0.94%

1.00	1.03%	121	0.85%	(c)(e)	1.05%	1.25%	(c)(e)
1.00	3.64%	163	0.90%	(c)	3.61%	1.43%	(c)
1.00	4.46%	278	0.90%	(c)	4.36%	1.43%	(c)
1.00	3.18%	669	0.90%		3.08%	1.44%
1.00	1.14%	1,321	0.90%		1.27%	1.44%

1.00	0.73%	791	0.86%	(c)(f)	0.63%	0.93%	(c)(f)
1.00	3.33%	7,507	0.90%	(c)	3.30%	0.94%	(c)
1.00	4.40%	1,242	0.90%	(c)	4.32%	0.93%	(c)
1.00	3.11%	1,057	0.90%		2.97%	0.95%
1.00	1.11%	1,550	0.90%		0.98%	0.94%

1.00	0.93%	1	0.72%	(c)(f)	0.77%	1.20%	(c)(f)
1.00	3.55%	1	0.90%	(c)	3.30%	1.12%	(c)
1.00	4.38%	1	0.90%	(c)	4.28%	1.33%	(c)
1.00	3.17%	3	0.84%		3.13%	1.31%
1.00	1.14%	3	0.86%		1.14%	1.34%

1.00	0.59%	873	0.83%	(c)(e)	0.51%	0.94%	(c)(e)
1.00	2.23%	6,395	0.90%	(c)	2.17%	0.97%	(c)
1.00	2.67%	4,296	0.90%	(c)	2.67%	0.94%	(c)
1.00	1.95%	4,771	0.90%		1.90%	0.97%
1.00	0.74%	12,305	0.90%		0.75%	0.96%

1.00	0.66%	2	0.75%	(c)(e)	0.59%	1.11%	(c)(e)
1.00	2.30%	2	0.90%	(c)	2.17%	1.08%	(c)
1.00	2.76%	2	0.88%	(c)	2.75%	1.32%	(c)
1.00	1.96%	2	0.90%		1.89%	1.35%
1.00	0.78%	2	0.90%		0.85%	1.42%

(a)	Amount rounds to less than $0.005 or $(0.005).
(b)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	The effect of any custody credit on the ratio is less than 0.01%.
(d)	In certain years, the effect of any interest expenses as a result of using the line of credit is less than 0.01%.
(e)	The effect of participating in the Money Market Government Insurance Program on expenses for the year ended 05/31/09 was 0.03%.
(f)	The effect of participating in the Money Market Government Insurance Program on expenses for the year ended 05/31/09 was 0.02%.
(g)	Net investment income per share is based on average shares outstanding for the year.

Financial Highlights	|	27

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PNC Funds, Inc.

Notice of Privacy Policy & Practices

The funds recognizes and respects the privacy concerns and expectations of our customers1.

This notice is provided to you so that you will know what kinds of information the funds collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

>	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

>	Account History, including information about the transactions and balances in a customer’s accounts; and

>	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information2

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

>	As Authorized — if you request or authorize the disclosure of the information.

>

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

>

Under Joint Agreements — the funds may also share information with companies that perform marketing services on their behalf or to other financial institutions with whom the funds have joint marketing agreements.

Security of Customer Information

The funds require service providers to the funds:

>	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

>	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds.

Please call 1-800-551-2145 if you have any questions concerning this Notice, or about the funds in general.

[1]	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in fund shares.
[2]	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Not a part of this Prospectus

For more information

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports  The funds’ annual and semi-annual reports contain more information about the funds.

Statement of Additional Information (SAI)  The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

PNC Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.pncfunds.com

If you buy your shares through a financial institution, you may contact your institution for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, 100 F Street, N.E. Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-5782

Distributor: PNC Fund Distributor, LLC

© 2009 PNC Mutual Funds	MM909

PNC Funds

Equity and Fixed Income Funds

Institutional Shares

PROSPECTUS	September 30, 2009

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

www.pncfunds.com

Inside This Prospectus

Risk/Return Summary

Introduction	Inside this prospectus, we explain what you should know about the equity and fixed income portfolios of PNC Funds: Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund (the “Equity Funds”), Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund (the “Fixed Income Funds”), (collectively, the “funds”). Please read this prospectus carefully.

Investment Objectives	The Equity Funds pursue their investment objectives by investing primarily in equity securities. The Equity Funds generally seek to provide long-term growth of capital. In addition, the Diversified Real Estate Fund seeks to provide dividend income. The Fixed Income Funds pursue their investment objectives by investing in debt securities. Please review the information in the Risk/Return Summary for each fund and the “Investments” section later in the Prospectus.

Investment Strategies	Each fund’s principal investment strategies are the plans that each fund intends to use to pursue its investment objective. From time to time, a fund may engage in other investment strategies and may make other types of investments consistent with its goals. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Risk Factors	The following risk factors apply to all of the funds regardless of their investment policies and strategies:
¡

The funds are investments, not bank deposits. They are not backed or guaranteed by PNC Bank, nor are they insured by, issued by, guaranteed by or obligations of the FDIC, the Federal Reserve Board, any government agency or any bank and the fund shares involve investment risks, including the loss of value.

¡

A major change in interest rates, a default on an investment held by a fund or a significant decline in the value of a fund investment could cause the value of your investment in a fund, or its yield, to decline.

¡

You may lose money by investing in the funds. A fund’s share price changes with the volume of the fund’s securities, and when you sell shares they may be worth less than what you initially paid for them.

Who May Want to Invest in the Funds	Equity Funds
¡	Investors willing to accept the risk of price and dividend fluctuations.
¡	Investors willing to accept higher risk in return for higher potential returns.
¡	Long-term investors with a particular goal.

Fixed Income Funds

¡	Investors seeking income.
¡	Investors seeking higher potential returns than provided by money market funds.
¡	Investors willing to accept the risk of price and dividend fluctuations.

Fees and Expenses	No load or sales commission is charged to investors in the funds. You will, however, incur expenses for investment advisory, administrative, and operating services, all of which are included in the funds’ total fund operating expenses.

1

FUND NUMBER	|	418	TICKER SYMBOL	|	PCOPX

Capital Opportunities Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is long-term capital growth.

Principal Investment Strategies

The fund pursues its investment objective by investing primarily in equities (common and preferred stocks, and securities convertible into common stock) of small-capitalization companies with market capitalization generally less than 3.5 times the dollar-weighted, median capitalization of the Russell 2000® Index (generally between $1.2 billion and $1.4 billion) at time of purchase. Under normal market conditions, the fund’s principal investment strategies include:

>	Investing in securities of companies offering shares in initial public offerings

>	Investing in companies that it believes have potential for above-average growth over the long term

>	Investing in securities of domestic and foreign issuers

>	Investing in preferred stock and securities convertible into common stock (there is no minimum credit rating for the fund’s investment in convertible securities)

>	Blended style of investing, capturing both growth and value investing

>

In selecting growth stocks, utilizing a bottom-up process, which seeks to identify small-cap companies with high expected growth and revenues and that are believed to be leaders, or as expected to become leaders, in their respective market niches.

>	In selecting value stocks, identifying small-cap companies whose stock prices appear low relative to their underlying value or future earnings potential.

>	The adviser may trade the fund’s securities actively

Principal Policies

>

No more than 25% of total assets in equity securities of foreign companies, including investments through European Depositary Receipts, Global Depositary Receipts and “sponsored” American Depositary Receipts

Changes to the Investment Objective

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice.

Definitions

Foreign company  A company whose business is primarily outside the U.S., or whose stock trades primarily in the non-U.S. stock market.

IPO (initial public offering)  The first offering of a company’s stock on the public market.

Growth strategy  A strategy of seeking stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

Value strategy  A strategy of seeking stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Equity securities consist of common stock and preferred stock. In the event of liquidation, common stockholders have rights to a company’s assets only after the obligations to bondholders, other debt holders, and preferred stockholders have been satisfied.

>

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

>	While the fund does not concentrate in any particular sector, to the extent the fund has exposure to a given sector, any factors affecting that sector could affect the value of portfolio securities.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent shareholder protection and disclosure standards of some foreign markets. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

>

Investments in convertible securities (debt securities that convert to stock when stated conditions are reached) may fall in value if interest rates rise or if the credit or stock price of the issuer declines.

>

Because small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than

2	|	About the Fund

the broader market. Shares of small-cap companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

>

Prices of IPOs can be highly unstable because of factors such as a lack of company history or profitability, lack of trading history for the stock, the small number of shares available for trading, and limited shareholder information. IPO shares may be hard to buy or sell at a desired time or price. IPO shares may trade indefinitely at prices below their issue price.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be of interest to long-term shareholders who want exposure to both the growth and value segments of the small-capitalization stock market.

Capital Opportunities Fund	|	3

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 27.54%, 4Q 2001

WORST QUARTER: -29.67%, 3Q 2001

YTD RETURN as of 6/30/09: -11.35%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	Since Inception[1]
Before Taxes	-39.18%	-4.06%	-3.31%

After taxes on distributions (assumes shares are still held)	-40.25%	-5.15%	-3.96%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-24.14%	-3.04%	-2.55%

Russell 2000® Index (an unmanaged index considered representative of small-cap stocks)	-33.80%	-4.57%	0.88%
[1]	7/5/00 for the fund, 6/30/00 for the Index

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

>	Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

4	|	Capital Opportunities Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	1.30%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.52%

Total Fund Operating Expenses*	1.82%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.28%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.28% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$185	$573	$985	$2137

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

Capital Opportunities Fund	|	5

FUND NUMBER	|	417	TICKER SYMBOL	|	PIIEX

International Equity Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is long-term capital growth.

Principal Investment Strategies

The fund pursues its investment objective by investing primarily in equity securities (common and preferred stocks, rights and warrants) of foreign companies located anywhere in the world of any market capitalization. Under normal market conditions, the fund’s principal investment strategies include:

>	Investing at least 80% of its net assets (which includes borrowings for investment purposes) in equities of foreign companies

>

A multi-manager approach in which the adviser manages a portion of the portfolio and monitors the performance of the sub-advisers (GE Asset Management, Inc. and Morgan Stanley Investment Management Limited) as well as the relative outlook for the approach each one uses, and may periodically adjust the percentage of assets assigned to each sub-adviser

>

PNC Capital looks for companies with sustainable earnings and accelerating revenue growth, high quality balance sheets and strong management teams. Emphasis is given to companies in developed markets with long-term growth potential and attractive valuations

>	GEAM looks for companies that it believes are not fairly valued and whose price-to-cash earnings ratios are low relative to calculated long-term growth rates

>

Morgan Stanley looks for quality companies, whose stock prices appear low relative to their long-term intrinsic value, using a disciplined, bottom-up approach to examine a universe of approximately 1000 stocks. The team seeks to identify quality companies with strong franchises, recurring free cash flow generation, high Return on Capital Employed and experienced management

Principal Policies

>	No more than 25% of net assets in securities of issuers from emerging markets

>	No more than 10% of its net assets in high yield “junk” bonds (generally rated below the BBB category)

>	No limit to how much the fund may invest in any given foreign country, but under normal circumstances it invests in at least three countries (and typically many more than that)

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes), in investments connoted by the fund’s name, unless it gives shareholders at least 60 days’ notice.

Definitions

Foreign company  A company whose business is primarily outside the U.S., or whose stock trades primarily in a non-U.S. stock market.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Equity securities consist of common stock and preferred stock. In the event of liquidation, common stockholders have rights to a company’s assets only after the obligations to bondholders, other debt holders, and preferred stockholders have been satisfied.

>

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever of these categories performs better during a given period.

>	To the extent the fund emphasizes particular countries, regions, or market sector, any factors affecting that country, region or sector could affect the value of portfolio securities.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Foreign investments are subject to fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent shareholder protection and disclosure standards of some foreign markets potentially canceling gains or increasing losses. As a result, foreign investments can be more volatile and potentially less liquid than U.S. investments.

>

Small-cap companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies. Their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small-cap companies may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

>	Return on mid-capitalization stocks often trail the overall stock market. Historically, mid-cap stocks have been

6	|	About the Fund

more volatile in price than the large-cap stocks that dominate the overall market. Therefore, they often perform quite differently.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

>

To the extent that the fund invests in debt securities, it takes on the risks of those securities. For instance, debt securities may fall in price when interest rates rise (especially high quality securities) or when the economy deteriorates (especially low quality securities). The fund could lose money if an issuer defaults on its debt, or is expected to; this risk is greater the lower the quality of the security.

>

Swaps, futures, foreign currency futures and forward contracts are derivative instruments. The fund’s performance could be hurt if a derivative or a market does not perform as anticipated, or if the counterparty to the derivative does not honor its contractual obligations. With some derivatives the fund could lose more money than the cost of the derivative.

>

To the extent that the fund invests in emerging markets, it may face higher political, information, liquidity, regulatory and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital.

>

Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

>

The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant or that the effective price paid for the right or warrant may exceed the value of the subscribed security’s market price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for growth shareholders who want to diversify a domestic portfolio.

International Equity Fund	|	7

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 24.25%, 4Q 1999

WORST QUARTER: -18.05%, 3Q 2008

YTD RETURN as of 6/30/09: 1.30%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	-37.80%	2.01%	3.36%

After taxes on distributions (assumes shares are still held)	-39.33%	0.60%	1.87%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-21.68%	1.94%	2.64%

MSCI All Country World Free ex-U.S. Index (an unmanaged index of foreign securities that reflects a strategic emerging market allocation)	-45.25%	2.99%	2.27%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

8	|	International Equity Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	1.22%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.50%

Total Fund Operating Expenses*	1.72%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.28%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.28% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$175	$542	$933	$2030

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

International Equity Fund	|	9

FUND NUMBER	|	969	TICKER SYMBOL	|	PDRIX

Diversified Real Estate Fund

EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 22, 2009, SHARES OF THE DIVERSIFIED REAL ESTATE FUND IS NO LONGER OFFERED TO INVESTORS. THE FUND WILL BE LIQUIDATED AND ALL ASSETS WILL BE DISTRIBUTED TO SHAREHOLDERS ON OR ABOUT NOVEMBER 27, 2009.

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is current income and capital growth.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in equity securities (common and preferred stocks) of companies engaged primarily in the real estate business, (companies that derive at least 50% of revenues or profits from, or have at least 50% of assets in, real estate activities) particularly real estate investment trusts (REITs). The average dollar-weighted market cap of the fund’s holdings as of August 31, 2009 was $5.5 billion. Under normal market conditions, the fund’s principal investment strategies include:

>	Favoring investment in mid-capitalization stocks, (generally between $2 and $10 billion) with a focus on equity and hybrid REITs

>	Investing in companies that appear to offer the potential for strong earnings growth as well as above-average dividend yields

>	Diversifying the fund’s holdings in companies that invest in various geographic regions, both in and outside the United States, and types of real estate

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for the investment purposes) in investments connoted by the fund’s name, unless it gives shareholders at least 60 days’ notice.

Definitions

Real estate investment trusts (REITs)  REITs are companies that invest in real estate and related areas. “Equity REITs” invest directly in real estate and typically earn money from lease payments and gains on property sales. “Mortgage REITs” typically make or own loans and other obligations that are secured by real estate collateral. “Hybrid REITs” are those that combine both approaches.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	To the extent that the fund emphasizes particular regions of the country, it is more sensitive to changes in the economic health of those areas.

>

Returns on mid-capitalization stocks often trail the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market. Therefore, they often perform quite differently.

>

Fund performance could be hurt by any factor that could affect real estate investments, such as poor management, fundamental shifts in local or regional real estate values, overbuilding, long-term vacancies, tax increases, higher management costs, and zoning decisions.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>	The fund’s emphasis on the real estate market sector makes it more sensitive to the risks of that sector.

The principal risks summarized above are more fully described in “Risk Factors.”

Shareholders looking for a growth and income fund to diversify a stock portfolio may be interested in this fund.

10	|	About the Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 15.61%, 4Q 2004

WORST QUARTER: -40.68%, 4Q 2008

YTD RETURN as of 6/30/09: -12.47%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	-42.89%	-1.63%	6.40%

After taxes on distributions (assumes shares are still held)	-48.10%	-4.84%	3.63%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	-23.89%	-1.42%	4.89%

FTSE NAREIT Equity REIT Index (an unmanaged index generally representative of the U.S. REIT market)	-37.74%	0.90%	7.41%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Diversified Real Estate Fund	|	11

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.80%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.59%

Total Fund Operating Expenses*	1.39%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 1.05%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 1.05% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$142	$440	$761	$1669

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

12	|	Diversified Real Estate Fund

FUND NUMBER	|	416	TICKER SYMBOL	|	PFXIX

Limited Maturity Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of current income as is consistent with protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in a broad range of bonds and other debt securities. Under normal market conditions, the fund’s principal investment strategies include:

>	Purchasing investment grade debt obligations in the top four highest rankings of credit quality

>	Relying on interest rate forecasts, which are created using both fundamental analysis and proprietary quantitative models, to adjust portfolio duration relative to the fund’s benchmark

>	Maintaining dollar weighted average maturity of one to five years

>	The adviser may trade the fund’s securities actively

Principal Policies

>	No more than 25% of total assets in debt securities of foreign corporations and governments

>	No more than 10% of its net assets in high yield “junk” bonds (generally rated below the BBB category)

>	Maintain a dollar weighted average maturity of one to five years

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in bonds, unless it gives shareholders at least 60 days’ notice.

Definitions

Weighted average maturity  The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

Certain securities, including callable bonds, mortgage- or asset-backed securities, can be called or paid off before their maturity date. These securities are sensitive to fluctuations in the level of interest rates. A decline in the level of interest rates could cause these securities to be paid off early. In such a case, the fund could lose money (if the fund had paid a premium over the call or prepayment price) and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Risks associated with investing in foreign issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or exportation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

About the Fund	|	13

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

>

Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for shareholders seeking moderate income with fairly low risk of volatility.

14	|	Limited Maturity Bond Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 3.62%, 4Q 2008

WORST QUARTER: -1.39%, 2Q 2004

YTD RETURN as of 6/30/09: 3.84%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	4.58%	3.56%	4.19%

After taxes on distributions (assumes shares are still held)	3.03%	2.20%	2.55%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	2.95%	2.24%	2.57%

Merrill Lynch 1-5 Year Corp/Gov’t Index (unmanaged index generally representative of the performance of government and corporate bonds with remaining maturities of between one and five years)	4.65%	3.85%	5.03%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Limited Maturity Bond Fund	|	15

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.35%

Distribution and Service (12b-1) Fees	None

Other Expenses*	0.39%

Total Fund Operating Expenses**	0.74%
*	“Other Expenses” includes Acquired Fund Fees and Expenses below 0.01%. “Acquired Fund” means an investment company in which a fund invests or has invested during the period. A fund’s “Acquired Fund Fees and Expenses” are based on amounts from the fiscal year ended May 31, 2009. The “Total Fund Operating Expenses” will not correlate to each fund’s ratio of expenses to average net assets on in the fund’s Financial Highlights, which reflects the operating expenses of the funds and does not include “Acquired Fund Fees and Expenses.” The funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent annual report.
**	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 0.53%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 0.53% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$76	$237	$411	$918

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

16	|	Limited Maturity Bond Fund

FUND NUMBER	|	663	TICKER SYMBOL	|	PTIRX

Total Return Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek total return by combining elements of capital appreciation and as high a level of current income as is consistent with protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in a broad range of bonds and other debt securities. Under normal market conditions, the fund’s principal investment strategies include:

>	Purchasing investment grade debt obligations in the top four rankings of credit quality

>	Relying on interest rate forecasts, which are created using both fundamental analysis and proprietary quantitative models, to adjust portfolio duration relative to the fund’s benchmark

>	Purchasing securities that provide current income and the potential for capital appreciation (increase in the market price of a security)

>

In an effort to maximize the fund’s total return, the adviser will manage the portfolio’s duration, shift assets among bond market sectors, identify undervalued securities, and take advantage of changes in interest rates.

>	Maintaining a dollar weighted average maturity between four to fifteen years

>	The adviser may trade the fund’s securities actively

Principal Policies

>	No more than 25% of total assets in U.S. dollar-denominated debt securities of foreign corporations and governments

>	No more than 15% of its net assets in high yield “junk” bonds (generally rated below the BBB category)

>	Maintain a dollar weighted average maturity of four to fifteen years

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in bonds, unless it gives shareholders at least 60 days’ notice.

Definitions

Total return  For a mutual fund, the fund’s overall investment performance, net of expenses, over a stated period of time, including any changes in share price as well as any distributions paid to shareholders.

Weighted average maturity  The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

Certain securities, including mortgage- or asset-backed securities, can be called or paid off before their maturity date. These securities are sensitive to any interest rate behavior that is unexpected. An unexpected fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. If interest rates rise, or if they fail to decline when expected, the values of these securities could fall.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

About the Fund	|	17

>

Risks associated with investing in foreign issuers include, but are not limited to: the risk that a security’s value will be hurt by changes in foreign political or social conditions, including changes in policies restricting foreign investments; the possibility of heavy taxation, nationalization or expropriation of assets; and increased difficulty obtaining information on foreign securities or companies. There also may be less government regulation of foreign securities markets.

>	To the extent that the fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders) and higher taxable distributions.

>

Generally, below-investment grade securities, i.e. junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

Shareholders looking for an income investment that also offers the potential for moderate growth over time may want to consider this fund.

18	|	Total Return Bond Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 6.34%, 4Q 2008

WORST QUARTER: -2.13%, 2Q 2004

YTD RETURN as of 6/30/09: 4.85%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	5.31%	4.42%	5.01%

After taxes on distributions (assumes shares are still held)	3.50%	2.72%	3.01%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	3.40%	2.78%	3.06%

Barclays Capital U.S. Aggregate Bond Index (an unmanaged index comprised of the Barclays Capital Gov/Credit Bond Index, its Mortgage-Backed Securities Index and its Asset-Backed Securities Index)	5.24%	4.65%	5.63%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Total Return Bond Fund	|	19

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.35%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.33%

Total Fund Operating Expenses*	0.68%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 0.53%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 0.53% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$69	$218	$379	$847

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

20	|	Total Return Bond Fund

FUND NUMBER	|	411	TICKER SYMBOL	|	PDTIX

Maryland Tax-Exempt Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek a high level of interest income that is exempt from federal and Maryland state and local income taxes.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from both federal income taxes, federal alternative minimum tax and Maryland state and local income taxes. Under normal market conditions, the fund’s principal investment strategies include:

>

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

>	The fund may invest up to 20% of its total assets in interest rate swaps

>

Monitoring economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and issuers

>	Investing in securities of any maturity

Principal Policies

>	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

>	No more than 20% of total assets in interest rate swaps

>	The fund is not diversified

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in Maryland tax-exempt bonds, without obtaining shareholder approval.

Definitions

Interest rate swap  A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Certain municipal securities can be called or paid off before their maturity date. These securities are particularly sensitive to interest rate fluctuations. A fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. As with any debt instrument, if interest rates rise, the values of these securities could fall.

>

Because the fund is not diversified, it could invest a large portion of assets in a small number of issuers, meaning that any change in the value of these issuers’ securities could have a significant impact on the fund’s share price and performance.

>

Because the fund invests mainly in the securities of one state, its performance is likely to be hurt by any economic, demographic, political, or regulatory changes that negatively affect the state or its general region of the country.

>	As with any debt instrument, if interest rates rise, the value of these securities could fall.

>	The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks

About the Fund	|	21

different from those associated with ordinary portfolio transactions.

>

Because the fund is non-diversified, it has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This would make the performance of the fund more susceptible to a single economic, political or regulatory event than a diversified mutual fund.

>	To the extent the fund emphasizes a particular region of the country, such as the state of Maryland, it is more sensitive to the changes in the economic health of that region.

>

Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may interest Maryland taxpayers who seek an income investment that is designed to be free from federal, state, and local income taxes.

22	|	Maryland Tax-Exempt Bond Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 4.67%, 4Q 2000

WORST QUARTER: -1.75%, 2Q 1999

YTD RETURN as of 6/30/09: 3.88%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	2.23%	2.56%	3.57%

After taxes on distributions (assumes shares are still held)	2.23%	2.56%	3.57%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	2.65%	2.70%	3.60%

Barclays Capital Quality Intermediate Index (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	5.77%	3.82%	4.71%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Maryland Tax-Exempt Bond Fund	|	23

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)
None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.50%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.43%

Total Fund Operating Expenses*	0.93%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 0.53%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 0.53% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$95	$296	$515	$1143

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

24	|	Maryland Tax-Exempt Bond Fund

FUND NUMBER	|	665	TICKER SYMBOL	|	PTILX

Tax-Exempt Limited Maturity Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. Under normal market conditions, the fund’s principal investment strategies include:

>

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

>	Maintaining dollar weighted average maturity of one to five years

>	The fund may invest up to 20% of its total assets in interest rate swaps

>

Monitoring economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country

>	Investing in securities of any maturity, however, generally favoring those with short and medium maturities

Principal Policies

>	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

>	No more than 20% of total assets in interest rate swaps

>	Maintain a dollar weighted average maturity of one to five years

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds, without obtaining shareholder approval.

Definitions

Weighted average maturity  The average amount of time until the fund’s portfolio securities mature, or make their final payment. In making the calculation, each security is “weighted” according to its proportion of the fund’s assets.

Interest rate swap  A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Certain municipal securities can be called or paid off before their maturity date. These securities are particularly sensitive to interest rate fluctuations. A fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities.

>	As with any debt instrument, if interest rates rise, the values of these securities could fall.

>	The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.

>

Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make

About the Fund	|	25

it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

Shareholders seeking federally tax-exempt income as well as potentially lower risk to capital may want to consider this fund.

26	|	Tax-Exempt Limited Maturity Bond Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 3.05%, 2Q 2002

WORST QUARTER: -1.18%, 2Q 1999

YTD RETURN as of 6/30/09: 2.11%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	4.38%	2.58%	3.25%

After taxes on distributions (assumes shares are still held)	4.38%	2.58%	3.23%

After taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	3.89%	2.59%	3.21%

Barclays Capital Mutual Fund Short Index (an unmanaged index that tracks the performance of highly rated, short duration municipal bonds with effective maturities of 0-6 years)	5.37%	3.23%	3.97%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

Tax-Exempt Limited Maturity Bond Fund	|	27

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.50%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.37%

Total Fund Operating Expenses*	0.87%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 0.53%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 0.53% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$89	$278	$482	$1073

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

28	|	Tax-Exempt Limited Maturity Bond Fund

FUND NUMBER	|	664	TICKER SYMBOL	|	PNTBX

National Tax-Exempt Bond Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of income that is exempt from regular federal income tax as is consistent with relative protection of capital.

Principal Investment Strategies

The fund pursues its investment objective by investing at least 80% of its net assets (which includes borrowings for investment purposes) in investment-grade municipal bonds that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax. Under normal market conditions, the fund’s principal investment strategies include:

>

The fund will generally purchase investment grade debt municipal obligations in the top four rating categories of credit quality and may invest up to 10% of its assets in below-investment grade securities, also known as high yield “junk” bonds.

>	The fund may invest up to 20% of its total assets in interest rate swaps

>

Monitoring economic trends, including possible changes in interest rates, and evaluates many factors that may influence supply and demand among municipal securities of various structures, maturities and regions of the country

>	Investing in securities of any maturity

Principal Policies

>	No more than 10% of assets in high yield “junk” bonds (generally rated below the BBB category)

>	No more than 20% of total assets in interest rate swaps

Changes to the Investment Objective and Policy

The fund will not change its investment objective unless it gives shareholders at least 30 days’ notice. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in tax-exempt municipal bonds, without obtaining shareholder approval.

Definitions

Interest rate swap  A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>

Prices of debt securities tend to move in the opposite direction from interest rates. The fund’s share price therefore is likely to fall during a rising interest rate environment, and to rise during a falling rate environment. A bond’s sensitivity to this risk tends to be greater the longer the bond’s maturity and the lower its coupon.

>

A fund that invests in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

>	The fund’s performance could be hurt if management’s analysis, judgment or execution proves to be incorrect.

>

Certain municipal securities can be called or paid off before their maturity date. These securities are particularly sensitive to interest rate fluctuations. A fall in interest rates could cause these securities to be paid off early. In such a case, the fund could lose money and would also likely have to reinvest the proceeds in lower-yielding securities. As with any debt instrument, if interest rates rise, the values of these securities could fall.

>	The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions.

>	As with any debt instrument, if interest rates rise, the value of these securities could fall.

>

Generally, below-investment grade securities, i.e. high yield “junk” bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for such securities, which could make it harder to sell them at an acceptable price.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may make sense for shareholders who seek federally tax-exempt income and can accept somewhat higher volatility in exchange for potentially higher yield.

About the Fund	|	29

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance (before and after taxes) is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 4.42%, 4Q 2000

WORST QUARTER: -1.91%, 2Q 1999

YTD RETURN as of 6/30/09: 2.36%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Before Taxes	3.53%	2.75%	3.69%

After Taxes on distributions (assumes shares are still held)	3.44%	2.71%	3.56%

After Taxes on distributions and sale of fund shares (assumes shares were sold at end of period)	3.51%	2.85%	3.64%

Barclays Capital Quality Intermediate Index (an unmanaged index that tracks the performance of intermediate municipal bonds with an average credit quality of AA)	5.77%	3.82%	4.71%

The table above shows the fund’s performance (which varies over time) for various periods and compares it to that of a broad-based market index. The index does not contain any management or transaction costs. You cannot invest directly in an index.

The fund’s after-tax returns:

>	Reflect the highest individual federal marginal income tax rates that applied during the periods indicated

>	Do not reflect any state or local taxes

>	May be different than your actual after-tax performance

Are generally not relevant to shares held in an IRA, 401(k), or other tax-advantaged account

30	|	National Tax-Exempt Bond Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.50%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.33%

Total Fund Operating Expenses*	0.83%
*	As a result of voluntary waivers and expense reimbursements, the “Total Fund Operating Expenses” of the fund are expected to be 0.53%. The waivers and reimbursements may be terminated at any time at the option of the investment adviser. If this occurs, “Total Fund Operating Expenses” may increase without notice. The investment adviser may seek reimbursement from the fund for such waived or reimbursed amounts whenever the fund’s “Total Fund Operating Expenses” is below 0.53% prior to the end of the current fiscal year, subject to Board approval.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each class and time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$85	$265	$460	$1025

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

National Tax-Exempt Bond Fund	|	31

Investments

This Section describes some of the types of securities that the funds may purchase under normal market conditions to achieve their investment objectives. A fund will not necessarily buy all of the securities listed below. For cash management or for temporary defensive purposes, a fund could shift up to 100% of its assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help a fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss participating in favorable market trends.

For more information on ratings and a more complete description of which funds may invest in certain types of securities, see the SAI.

Some or all of the funds may invest in the following types of instruments or securities:

>	Equity securities — includes both common and preferred stock of U.S. and foreign companies.

>	Foreign securities — includes common stock, preferred stock and rights and warrants (which are convertible into equity securities) of foreign companies.

>

American Depositary Receipt (“ADR”), European Depositary Receipt (“EDR”), Global Depositary Receipt (“GDR”) — forms of equity ownership of foreign stock. The terms stand for American, European, and Global Depositary Receipts, respectively. ADRs typically are denominated in U.S. dollars and trade on U.S. stock exchanges. A “sponsored” ADR is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share, such as voting rights. ADRs must be sponsored in order to be able to trade on the New York Stock Exchange (“NYSE”). By contrast, an “unsponsored” ADR is issued by a broker-dealer or depositary bank without the involvement of the company whose stock underlies the ADR. EDRs and GDRs typically are denominated in foreign currencies and trade in foreign markets.

>

Convertible securities — Corporate securities (usually preferred stock or bonds) that are convertible into another type of security (usually common stock) at a prestated price after a specific time frame has elapsed.

>

Participation certificates —Investments representing an interest in a pool of funds or in other instruments, such as foreign securities, that allow participation in the rise or fall of a security or group of securities.

>

Debt securities, debt obligations — Investments representing the issuer’s promise to repay debt, with interest (as opposed to stocks, which represent ownership in the issuer). The most familiar debt securities are bonds, but there are numerous other types as well.

>	General obligation — A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

>

Revenue obligation — A bond or note for which the payments of principal and interest made to the investors by the issuer are payable exclusively from the earnings of the underlying project. For example, turnpike bonds repaid from tolls.

>

Municipal obligation or security — A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

>

Private activity bonds — a type of municipal revenue obligation backed by a private non-governmental business which is used in the financing of specified types of projects such as airline facilities, residential projects, and pollution-control facilities for an investor-owned utility.

>

Variable rate demand notes — represents borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate, such as the prime rate. The interest rate applicable to the borrowed funds is specified from the outset of the debt, and is typically equal to the specified money market rate plus an extra margin.

>

Registered investment companies — company engaged in investing in and issuing securities, that is registered with the Securities and Exchange Commission (“SEC”) and meets the requirements of the Investment Company Act of 1940 with respect to income distribution, fee structure, and diversification of assets.

>

Commercial paper — short-term debt instrument issued by banks, corporations, broker-dealers, and other entities typically for the financing of accounts receivable, inventories and meeting short-term liabilities.

>

Money market instruments — Debt instruments issued by private organizations, governments, and government agencies, generally with maturities of one year or less. Such instruments are highly liquid investments, and include Treasury bills, bankers’ acceptances, commercial paper and short-term tax-exempt municipal securities, and negotiable

32	|	Investments

bank CDs. Money market instruments are actively traded by U.S. and foreign banks, corporations, broker dealers and other entities to finance their current operations.

>	Swap — A contract between two parties resulting in an agreement to swap the income streams from two different financial instruments

>

Interest rate swap — A contract between two parties resulting in an agreement to swap the income streams from two different sources. Swaps are considered derivatives (investments whose value is derived from that of one or more securities, indices, currencies, or other reference data).

>

Futures contracts and Forward contracts — Contracts that commit parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures differ from forward contracts in that they are traded through regulated exchanges and the value fluctuates daily.

>	Mortgage-backed security — A type of debt security representing an interest in a pool of mortgage loans.

>

Asset-backed security — A type of debt security based on pool of assets, or collateralized by the cash flows from a specified pool of underlying assets. These asset pools can be made of any type of receivable like credit card payments, auto loans, and mortgages, or esoteric cash flows such as aircraft leases, royalty payments and movie revenues.

>

Obligations of the U.S. government and its agencies and instrumentalities — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time.

>

Repurchase agreements backed by U.S. government obligations — A financial transaction in which a dealer, in effect, borrows money by selling securities and simultaneously agrees to buy them back at a higher price at a later time. The securities are collateralized or backed by obligations of the U.S. government.

>	Treasury obligations — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time

Portfolio Holdings Disclosure

Each fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (November 30th) and fiscal year (May 31st) in its reports to shareholders. The funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and file these reports with the SEC by the 70th day after the end of the relevant period. You can find these reports on the funds’ website, www.pncfunds.com, and on the SEC’s website, www.sec.gov.

Each fund files its complete portfolio holdings as of the end of its first (August 31st) and third fiscal quarters (February 28th) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

A description of the funds’ policies and procedures with respect to disclosure of the funds’ portfolio securities is also available in the SAI and on the Fund’s website at www.pncfunds.com.

Investments	|	33

Risk Factors

The following describes the principal risks that you may assume as an investor in the funds. The table summarizes the principal risks as applicable to each fund.

	Capital Opportunities Fund	International Equity Fund	Diversified Real Estate Fund	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund	Tax-Exempt Limited Maturity Bond Fund	National Tax-Exempt Bond Fund
General Risks	✓	✓	✓	✓	✓	✓	✓	✓
Equity Risks	✓	✓	✓
Small Capitalization Company Risks	✓
Debt Security Investment Risks	✓			✓	✓	✓	✓	✓
Mortgage-Related Security Investment Risks				✓	✓
Municipal Obligation Investment Risks						✓	✓	✓
Foreign Security Investment Risks	✓	✓		✓	✓

General Risks:

>

Market Risk.  The market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

>

Management Risk.  The funds’ performance could be hurt if management’s analysis, judgment or execution proves to be incorrect. The funds’ portfolio manager may implement its investment strategy in a way that does not produce the intended result. For example, poor security selection may cause a fund to underperform relevant benchmarks or other funds with a similar investment objective.

Risks associated with investing in equity securities:

>

Equity risk.  The value of equity securities may fluctuate in response to changes in earnings or other conditions affecting the issuer’s profitability. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company’s assets.

Risks associated with investment in small capitalization stocks:

>

Small capitalization risk.  A company may be adversely affected or fail as a result of its small size. Smaller companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may, therefore, be more vulnerable to adverse developments than those of larger companies.

Risks associated with investing in debt securities:

>	Income Risk. Declines in the general level of short-term interest rates cause a funds’ income, and thus its total return, to decline.

>	Adjustable Rate Security Risk. The market price of an adjustable rate security may fall below its cost.

>

Credit Risk.  An issuer, agency or instrumentality may fail to make timely payments of interest or principal. Adverse events affecting the banking industry may also make credit less available and cause the value of fund investments to decline. Although defaults on money market securities have historically been rare, should a security the funds own go into default, the funds’ share price or yield could be hurt. Credit risk is measured by NRSROs such as Standard & Poor’s and Moody’s.

>	Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in

34	|	Risk Factors

interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

>

Inflation Risk.  Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the funds are not intended to be used as the major portion of a long-term investment portfolio.

>

Reinvestment risk.  When interest rates are declining a fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

Risks associated with investing in mortgage-related securities:

>

Prepayment risk.  Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

>

Extension risk.  The rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund’s portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

Risks associated with investing in municipal obligations:

>	Tax-exempt status risk. Tax-exempt status risk is the risk that a municipal obligation which was issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

Risks associated with investing in foreign securities:

>

Currency risk.  Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Political and economic risks, along with other factors, could adversely affect the value of the funds that invest in foreign securities.

>

Foreign investments risk.  Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks. These factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and investments in U.S. companies that have significant foreign operations.

Risk Factors	|	35

Pricing of Fund Shares

How the funds value their holdings  Each fund’s assets are valued primarily on the basis of market quotations. Short-term investments with maturities of 60 days or less are valued on the basis of amortized cost. When a determination is made that market quotations are not readily available, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the adviser or sub-adviser believe a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a material subsequent event, each fund values the affected securities at fair value as determined pursuant to procedures adopted by the funds’ Board of Directors. The Board of Directors has delegated the fair valuation of the funds’ portfolio securities to a Pricing Committee, comprised of the adviser’s personnel. For example, in valuing a security that trades principally on a foreign market, a fund uses the most recent closing market price from the market on which the security principally trades, unless, because of a material event subsequent to the market close, such closing market price, in the adviser’s judgment, does not represent the current market value of the security. Because material events could affect the value of a foreign security between the close of the foreign market where the security is principally traded and the time the fund calculates its NAV, such closing price may not be reflective of current market conditions. Therefore, a fund may adjust the closing market price of a foreign security as a result of a material subsequent event to reflect what it believes to be the fair value of the security as of the time the fund calculates it NAV. In cases of securities traded in the U.S., the market quotation of a security will be considered “not readily available” due to a halt in trading that has been permitted by the SEC.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair valuation of one or more securities may not, in retrospect, reflect the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

How the funds calculate share prices  The funds calculate NAV, or share price, for each fund and share class every day the funds are open for business. To calculate the NAV for a given share class, each fund adds up the total assets for that share class, subtracts its total liabilities, and divides the result by the number of shares outstanding. The price for buying and selling Institutional shares is the NAV.

Share certificates  The funds do not issue share certificates.

Market timing and limits on exchanges, redemptions, and purchases  The funds generally discourage frequent purchases and sales or exchanges of fund shares (“market timing”). The Board of Directors of the funds has determined that market trading may harm fund performance and the interests of other fund shareholders. The funds are not designed for nor do they accommodate market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for market timing. Market timing activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintain such assets in securities selected to achieve the fund’s investment goal. Market timing may also cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

The Board of Directors has adopted policies that seek to deter market timing activity in the funds. The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter, in a calendar year if the funds’ administrator determines that the shareholder is engaging in market timing. While frequent trading or exchange activity by a shareholder is a characteristic that helps identify market timing, other activity also may demonstrate a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

36	|	Pricing of Fund Shares

Dividends, Distributions and Taxes

Mutual funds pass along to shareholders virtually all of their net earnings. As with any investment, you should consider the tax consequences of an investment in a PNC Fund.

There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. Ordinarily, each fund will declare dividends daily and pay them monthly. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

When the funds pay dividends and distributions  The funds declare and pay any income dividends (which may include any short-term capital gains) according to the following schedule:

FUND	Dividends
All bond funds	Declared daily, paid monthly

Capital Opportunities Fund	Declared and paid once a year

International Equity Fund	Declared and paid every six months

Diversified Real Estate Fund	Declared and paid every three months

The bond and equity funds may declare and pay any capital gains distributions at least annually.

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

Tax consequences of buying and selling fund shares  In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that, for tax purposes, an exchange from one fund to another is treated as a sale.

Choices for receiving dividends and distributions  You can choose how you receive your dividends and distributions. You can:

>	have all dividends and distributions automatically reinvested in the same or different PNC fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts).

>

have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer. Under normal circumstances, your fund will transfer your distributions within 3-5 days of the dividend payment date. The bank account must have a registration identical to that of your fund account.

>	have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give the funds any instructions, the funds will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial adviser rather than directly with PNC Funds, any dividend or distribution payments you request will be wired to your financial adviser. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until the funds receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Tax status of dividends and distributions  The tax status of the fund earnings you receive and your own fund transactions generally depends on their type:

Generally taxed at ordinary income rates:

>	short-term capital gains from selling fund shares

>	taxable income dividends paid by a fund (although non-corporate

Dividends, Distributions and Taxes	|	37

taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

>	short-term capital gains distributions paid by a fund

Generally taxed at capital gains rates:

>	long-term capital gains from selling fund shares

>	long-term capital gains distributions paid by a fund

If a fund’s distributions exceed its net income and gain (as may be the case for the Diversified Real Estate Fund because REIT distributions often include a non-taxable return of capital), that excess will generally result in a non-taxable return of capital to you. A significant portion of REIT dividends are usually considered ordinary income and do not qualify for the lower tax rate generally applied to the dividends of other equity investments. Other distributions in the Capital Opportunities and International Equity Funds generally will be taxable as ordinary income; however, non-corporate taxpayers may be entitled to a reduced tax rate on such distributions based on the amount of qualified dividend income (“QDI”) received by the fund from domestic corporations and certain foreign corporations.

In addition, fund payments and transactions may be subject to state and local taxes.

You may be able to claim a tax credit or deduction for your share of any foreign taxes your fund pays.

Tax status statements  Each fund mails out detailed tax information to its shareholders soon after the end of each calendar year. These statements tell you the amount and the tax category of any dividends or distributions you received, and have certain details on your purchases and sales of shares.

REITs often do not provide complete tax information to the Diversified Real Estate Fund until after calendar year-end. It may be necessary for the fund to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

Important Tax Information

No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>	Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

>

Dividends from a fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the fund.

>	An exchange of a fund’s shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a fund, you must recognize any gain or loss.

>	Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

“BUYING A DIVIDEND”

If you invest in a fund right before it pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this by investing after the fund declares a dividend.

38	|	Dividends, Distributions and Taxes

>	Tax statements will be mailed from your fund every January showing the amounts and tax status of distributions made to you.

>

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax. No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>

A fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a fund is notified by the Internal Revenue Service that backup withholding is required.

>	You should review the more detailed discussion of federal income tax considerations in the SAI.

>	A fund may provide estimated capital gain distribution information through its website at www.pncfunds.com.

Dividends, Distributions and Taxes	|	39

How To Invest |	In this section, you’ll find information on how to invest in the funds, including how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, and the many services and choices available to you as a PNC Funds shareholder.

You can find out more about the topics covered here by contacting the PNC Funds or, if you’re investing through a bank or other financial adviser, by contacting a representative of that organization.

40

Choosing a Share Class

This prospectus describes the funds’ Institutional Shares. The funds also offer two other classes of shares, Class A and Class C shares, each with its own cost structure, which are designed for retail shareholders and are offered through a separate prospectus.

Choosing a Share Class	|	41

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages only if you are investing directly with PNC Funds. If you’re investing through a bank or other financial adviser, follow its policies and instructions.

You may be able to buy Institutional Shares:

>

from the trust or banking departments of PNC Bank, N.A. or PNC Bank, Delaware, another financial intermediary that has entered into an agreement with the funds’ distributor to sell shares; speak with your bank or financial adviser to find out how

>	directly from PNC Funds if you are investing $1 million or more with the funds

>	If you had an Institutional Shares account directly with the funds on September 30, 2002

OPENING OR ADDING TO AN ACCOUNT

FIRST INVESTMENT	ADDITIONAL INVESTMENTS
For accounts opened directly with the funds, the minimum aggregate amount to open an account is $1 million.	You can add as little as $100 at a time to your account.
By mail or express delivery

>   Complete and sign an application (if you need an application, call 800-551-2145)

>   Send the application to us at the appropriate address at right, along with an investment check made out to “PNC Funds, Inc.”

>   Make out an investment check to “PNC Funds, Inc.”

>   Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

>   Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
> Call 800-551-2145 for instructions before wiring any money > After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

>   Request your bank to wire Federal funds to:

PNC Bank

Account # 8611745905

Routing # 031000053

>   Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

>   Be aware that your bank may charge a fee to wire money

By phone

>   Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

>   If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask the shareholder services representative for instructions for enabling this feature on your account

With an automatic investment plan
> To set up regular investments from a bank checking account, call 800-551-2145
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

42	|	How to Buy, Sell and Exchange Fund Shares

EXCHANGING OR SELLING SHARES

EXCHANGING INTO ANOTHER FUND	SELLING SHARES
Exchanges can be as little as $1,000 if opening a new account, or $100 if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).
By mail, express delivery or fax

>   Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

>   Mail or fax the letter to the appropriate address or fax number at right

>   Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

>   Mail or fax the letter to the appropriate address or fax number at right

By phone, wire, or ACH
> Call 800-551-2145 to request an exchange

>   Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

-  telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

-  wire and ACH require additional information and need to be set up in advance[1]

-  minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan
> Call 800-551-2145 to set up an automatic exchange plan	> Call 800-551-2145 to set up an automatic withdrawal plan
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

FAX:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

How to Buy, Sell and Exchange Fund Shares	|	43

Shareholder Services

As a PNC Funds shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below. There are also a number of policies affecting the ways you do business with the funds that you may find helpful to know about.

How much of this shareholder service and policy information applies to you will depend on the type of account in which your PNC Fund shares are held. For instance, the information on dividends and taxes applies to all shareholders, while information on telephone transactions applies only to those shareholders that selected this option when opening their accounts.

If you’re investing through a bank or other financial institution, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial institution may charge fees in addition to those charged by the PNC Funds.

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with the funds.

Tax-advantaged investment plans  A full range of retirement and other tax-advantaged investment plans may be available directly from the PNC Funds or from your financial institution, including IRA, SEP, 401(k) and pension plans. All PNC Funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about these plans, including their features, fees, and limitations, call 800-551-2145 or speak with a representative of your financial institution. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege  As a shareholder of the PNC Funds, you can exchange some or all of your Institutional Shares of one PNC Fund for the same class of shares of any other PNC Fund, as long as those shares may legally be sold in your state.

OUR “ONE COPY PER HOUSEHOLD” POLICY

The funds typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial institution or call 800-551-2145.

44	|	Shareholder Services

Automatic Investment Plan  Investing money regularly is one of the easiest ways to stay on track with your financial goals. The Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer is not made because of a low bank balance or for any other reason.

Systematic Withdrawal Plan  The Systematic Withdrawal Plan lets you set up regular withdrawals from your fund account. Withdrawals can be set up for one, two, four or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund. To set up your Systematic Withdrawal Plan, call 800-551-2145.

Directed reinvestments  If you like, you can choose to have your dividends and distributions automatically invested in the same class of Shares of a different PNC fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principle in your investing. You invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you’re buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

Shareholder Services	|	45

Policies About Transactions

Business hours  The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each PNC equity and bond fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading on the NYSE is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day or unscheduled suspensions of trading.

Shares will not be priced on days the NYSE is closed. Purchase orders received after the close of trading will be priced based on the next calculation of net asset value per share (NAV). Non-U.S. securities and certain other securities held by a fund may trade on days when the NYSE is closed. In these cases, net asset value of shares may change when fund shares cannot be bought or sold.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you are not able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds do not price their shares.

Determining when your order will be processed  If the funds’ transfer agent receives your order to buy or sell shares before the close of a fund’s business hours (as described above) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial institution should be able to tell you when your order will be processed. It is the responsibility of your financial institution to promptly forward your order to the funds before the close of a fund’s business hours on the day that you place your order.

In order for our shareholders to be able to place orders with financial institutions up to the close of a fund’s business hours and still receive that day’s share price, the funds permit certain institutions to transmit their orders to the funds after the close of a fund’s business hours. However, the funds will only accept such an order from an institution if the institution has entered into an agreement with the funds that permits later transmissions of timely orders for the funds, and the order must carry a time-stamp indicating that the institution received the order from the shareholder before the close of a fund’s business hours. Shareholders should inquire whether their financial institution has entered into such an agreement. Without such an agreement, a shareholder may not receive that day’s net asset value, regardless of the time that the investor submits the order to the institution.

Paying for shares you buy   Fund shares can only be paid for with US dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that the funds do not accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to the funds).

Exchanging securities for shares  You may contact the fund to request a purchase of shares in exchange for securities you own. The fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Wire transaction policies  Wire transactions are generally completed within 24 hours of when you place your order. The PNC Funds will only accept wires of $100 or more and send wires of $1,000 or more.

Although the funds do not charge a fee to send or receive wires, your bank might, and you should check in advance with your bank about any wire fees and policies they may have.

IF YOU CANNOT REACH THE FUNDS BY PHONE

Although the PNC Funds strive to provide a high level of service to our shareholders, during times of extraordinary market activity or other unusual circumstances, it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described in “How to Buy, Sell and Exchange Fund Shares”.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or, if applicable, contact your financial adviser for more information.

46	|	Policies About Transactions

Note that when you open an account by wire, you won’t be able to sell the shares in that account until the funds have received and processed your account application.

Our Customer Identification Program  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the PNC Funds, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for your name, address, date of birth and other information (your tax identification number or other government-issued identification number, for example) that will allow the funds to identify you. The funds may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). Additional information may be required in certain circumstances. The funds may use a third party to obtain and verify this information.

The funds may not be able to establish an account if you do not provide the necessary information. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when the funds receive an order, the funds take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as the funds take reasonable steps to ensure that an order to buy or sell shares is genuine, the funds are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from the funds immediately after you receive them.

Orders that require a signature guarantee  There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

>	when you want to sell more than $100,000 worth of shares

>	when you want to send the proceeds to a third party

>	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with the funds. Also, you do not generally need a signature guarantee for an exchange, although the funds may require one in certain other circumstances.

A signature guarantee is a certification of your signature and is a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. You cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell  Ordinarily, when you sell shares, the funds normally send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

>	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

>	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

OTHER RIGHTS RESERVED BY THE FUNDS

You should be aware that the funds may do any of the following:

>

withhold a percentage of your distributions as required by federal tax law if the funds have been notified by the Internal Revenue Service that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

>

close your account and send you the proceeds if the value of your account falls below $1000 as a result of withdrawals (as opposed to market activity); however, before the funds close your account, the funds will give you 30 days’ notice so you can either increase your balance or close your account

>

pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges

>

change, add or withdraw various services, fees and account policies at any time (for example, the funds may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

>	withdraw or suspend the offering of shares at any time

>	reject any order the funds believe may be fraudulent or unauthorized

>	reject any telephone redemption if the funds believe it is advisable to do so

>	reject or limit purchases of shares for any reason

Policies About Transactions	|	47

Organization and Management of the Funds

About PNC Funds

>	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

>

On September 29, 2009, PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds, merged with its affiliate, Allegiant Asset Management Company (“Allegiant”), into a newly formed Delaware limited liability company named PNC Capital Advisors, LLC (“PNC Capital”). Each fund has an interim advisory agreement with PNC Capital. The funds expect to convene a special meeting of their shareholders on, or about, December 15, 2009 to seek approval of a new investment advisory agreement with PNC Capital. Beginning September 30, 2009, PNC Capital will be providing investment advice to the funds pursuant to an interim investment advisory agreement that was approved by the board on August 12, 2009. As investment adviser, PNC Capital is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

>

PNC Capital is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

>	PNC Capital’s principal office is located at Two Hopkins Plaza, Baltimore, Maryland, 21201.

>	As of June 30, 2009, PCA managed $13.6 billion in assets.

Each fund pays a management fee to PNC Capital. For the fiscal year ended May 31, 2009, PCA was paid the following management fees, after waivers and reimbursements, as a percentage of average daily net assets:

Management Fee Paid (%)

Diversified Real Estate Fund	0.46

Capital Opportunities Fund	0.76

International Equity Fund	0.68

Limited Maturity Bond Fund	0.15

Total Return Bond Fund	0.20

Maryland Tax-Exempt Bond Fund	0.10

National Tax-Exempt Bond Fund	0.20

Tax-Exempt Limited Maturity Bond Fund	0.16

The Sub-advisers

PNC Capital has delegated the day-to-day management of some of the funds to sub- advisers. PNC Capital pays sub-advisory fees from its own assets; the fees are not an additional expense of the respective funds.

>	International Equity Fund

>

The fund is managed by two sub-advisers in addition to PNC Capital, Morgan Stanley Investment Management Limited (“Morgan Stanley”), a subsidiary of Morgan Stanley & Co., and GE Asset Management, Inc. (“GEAM”)

>	Morgan Stanley is located at 25 Cabot Square, Canary Wharf, London E14 4QA England

>	GEAM is located at 3001 Summer Street, Stamford, Connecticut 06904.

>	As of June 30, 2009, Morgan Stanley managed $360.9 billion in assets and GEAM managed $110 billion in assets.

The advisory agreement with PNC Capital was last approved by the Board of Directors on August 12, 2009. The sub-advisory agreement with Morgan Stanley was last approved by the Board of Directors on May 15, 2009. The Board of Directors and the shareholders of the International Equity Fund approved the sub-advisory agreement with GEAM on August 15, 2008 and October 30, 2008, respectively. The annual report for the International Equity Fund for the fiscal year ended May 31, 2009, provides a discussion regarding the basis for the board of directors approval of the sub-advisory agreement with Morgan Stanley. The proxy to the International Equity Fund shareholders dated September 18, 2008 provides a discussion regarding the basis for the board of directors approval of the sub-advisory agreement with GEAM.

The Portfolio Managers

The following persons are primarily responsible for the day-to-day management of each fund. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the fund’s shares.

>	Capital Opportunities Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Gordon A. Johnson is the lead portfolio manager and James Mineman is the co-portfolio manager of the fund. Mr. Johnson has primary responsibility for making day-to-day investment decisions for the fund. When making investment decisions for the fund, Mr. Johnson regularly consults with Mr. Mineman, Lisa Teter, Peter Roy, CFA, and Jed Ellerbroek, CFA. The team began managing the fund on September 30, 2009.

>	Mr. Johnson is a Managing Director and Senior Portfolio Manager of PNC Capital. He joined PNC Capital in September 2009. Since 1985, he was a

48	|	Organization and Management of the Funds

Managing Director and Senior Portfolio Manager for Allegiant.

>	Mr. Mineman is a Portfolio Manager of PNC Capital. He joined PNC Capital in September 2009. Since 1994, he was a Portfolio Manager for Allegiant.

>	Ms. Teter is a Senior Equity Analyst of PNC Capital. She joined PNC Capital in September 2009. Since 1994, she was a Senior Equity Analyst for Allegiant.

>	Mr. Roy is a Senior Equity Analyst of PNC Capital. He joined PNC Capital in September 2009. Since 2002, he was a Senior Equity Analyst of Allegiant.

>

Mr. Ellerbroek is an Equity Analyst of PNC Capital. He joined PNC Capital in September 2009. Since 2007, he was an Equity Analyst with Allegiant. Prior to joining Allegiant, he was an associate analyst with AG Edwards/Wachovia from 2007-2005 and an investment analyst with Jeffrey Slocum & Associates from 2005-2004.

>	International Equity Fund – Advised by PNC Capital and Sub-advised by Morgan Stanley and GEAM

The portion of the fund’s portfolio that is managed by PNC Capital is managed by Martin C. Schulz. Mr. Schulz began managing the fund on September 30, 2009.

>	He is a Managing Director and Senior Portfolio Manager of PNC Capital. He joined PNC Capital in September 2009. Since 1998, he was a Director and Senior Portfolio Manager of Allegiant.

The portion of the fund’s portfolio that is managed by Morgan Stanley is managed by a team of investment professionals who collaborate to develop and implement the portfolio’s investment strategy. Each team member has designated research and global sector coverage responsibilities and has joint authority over the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction and portfolio risk assessment. Co-heads William Lock and Peter Wright, along with Walter Riddell, Christian Derold and John Goodacre comprise the portfolio management team of the fund and are based in London.

>	Mr. Lock is a Managing Director and has been with Morgan Stanley since 1994, where he began his investment career. He has managed the fund since 2001.

>	Mr. Wright, CFA, is a Managing Director and has been with Morgan Stanley since 1996. He began his investment career in 1988. He has managed the fund since 2001.

>	Mr. Riddell is a Managing Director and has been with Morgan Stanley since 1995, where he began his investment career. He has managed the fund since 2001.

>

Christian Derold is an Executive Director and joined Morgan Stanley in 2006. He began his investment career in 1992. Prior to 2006, he owned an equity research firm, DCFN Research (2004 to the present) and was a Partner at Millgate Capital, Inc. (1997-2002). He has managed the fund since 2006.

>	Mr. Goodacre is an Executive Director and has been with Morgan Stanley since 2003. He began his investment career in 2001. He has managed the fund since 2003.

The portion of the fund’s portfolio that is managed by GEAM is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy. Each portfolio manager on the team has joint authority of the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. The team of portfolio managers for the fund consists of Brian Hopkinson, Ralph R. Layman, Paul Nestro, Jonathan L. Passmore, Michael J. Solecki and Makoto Sumino. Each portfolio manager is limited to the management of his portion of the portfolio, however, the portfolio managers do not operate independently of each other. Rather, the team operates collaboratively, communicating purchases and sales on behalf of the portfolio.

>	Mr. Layman, CFA, is President and Chief Investment Officer, Public Equities of GE Asset Management. Mr. Layman has led the team since joining GE Asset Management in July 1991.

>	Mr. Hopkinson, AIA, is a Senior Vice President of GE Asset Management. Mr. Hopkinson joined GE Asset Management in October 1996.

>	Mr. Nestro, CFA, is a Senior Vice President of GE Asset Management. Mr. Nestro joined GE Asset Management in January 1993.

>	Mr. Passmore is a Senior Vice President of GE Asset Management. Mr. Passmore joined GE Asset Management in January 2001.

>	Mr. Solecki, CFA, is Co-Chief Investment Officer of GE Asset Management. Mr. Solecki joined GE Asset Management in August 1990.

>	Mr. Sumino, CFA, is a Senior Vice President of GE Asset Management. Mr. Sumino joined GE Asset Management in September 1996.

>	Diversified Real Estate Fund

David E. Ferguson, CFA, is the portfolio manager.

>	He is a Senior Portfolio Manager and Managing Director of PNC Capital. He has been with PNC Capital and its predecessor since 1998.

>	He has managed the fund since 1998.

>	Limited Maturity Bond Fund

The fund is managed by a team of investment professionals who collaborate to

Organization and Management of the Funds	|	49

develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Joshua Kakel, Sean T. Rhoderick, Donna D. Ennis and Adam Hynes comprise the portfolio management team for the fund. Joshua Kakel is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Adam Hynes on Treasury and Agency markets, Sean Rhoderick on Corporate Credit, and Donna Ennis on Structured Credit. The team has managed the Limited Maturity Bond Fund since January 2009.

>	Mr. Kakel is a Senior Portfolio Manager and has been with PNC Capital and its predecessor since 1999.

>

Mr. Rhoderick is a Senior Portfolio Manager and Senior Credit Analyst, and has been with PNC Capital since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>

Ms. Ennis is a Senior Structured Product and Credit Analyst, and has been with PNC Capital since 2007. Prior to joining PNC Capital, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	Mr. Hynes is a Portfolio Manager and has been with PNC Capital since 2004. Prior to joining PNC Capital, he worked for Wells Fargo.

>	Total Return Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Brendan J. Burke, Sean T. Rhoderick and Donna D. Ennis comprise the portfolio management team for the fund. Brendan Burke is the lead portfolio manager for the fund and is responsible for the day-to-day investment decisions for the fund. In determining sector weightings and security selection, he consults with Sean Rhoderick on Corporate Credit and Donna Ennis on Structured Credit. The team has managed the Total Return Bond Fund since January 2009 when the agreement with the fund’s sub-adviser terminated.

>

Mr. Burke is a Senior Portfolio Manager and Head of Credit Research, and has been with PNC Capital since 2002. From 1998 to 2002 he was a corporate bond analyst with ASB Capital Management. Prior to that he worked for JP Morgan and Company.

>

Mr. Rhoderick is a Portfolio Manager and Senior Credit Analyst, and has been with PNC Capital since 2004. From 1998 to 2004 he was a corporate bond analyst with Freddie Mac. Prior to that, he worked for Ernst & Young, and LACE Financial Corp.

>

Ms. Ennis is a Senior Structured Product and Credit Analyst, and has been with PNC Capital since 2007. Prior to joining PNC Capital, she was a Principal and Portfolio Manager with Sequity Capital. Prior to that, she was a Structured Finance Risk Manager with Mutual of Omaha, and a Credit Analyst with T. Rowe Price.

>	National Tax-Exempt Bond Fund

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund’s investment strategy, and make joint decisions regarding the fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Rebecca Rogers is the lead portfolio manager and Adam Mackey is the co-portfolio manager to the fund. Steve Winterstein is Managing Director of municipal fixed income, who assists in the fund’s strategic direction.

>

Mr. Winterstein is a Senior Portfolio Manager and Managing Director of PNC Capital. He joined PNC Capital and its predecessor in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Ms. Rogers is a Senior Portfolio Manager of PNC Capital. She joined PNC Capital and its predecessor in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Mr. Mackey is a Senior Portfolio Manager of PNC Capital. He joined PNC Capital and its predecessors in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>	Maryland Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund

The funds are managed by a team of investment professionals who collaborate to develop and implement each fund’s investment strategy, and make joint decisions regarding each fund’s investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques and portfolio risk assessment. Adam Mackey is the lead portfolio manager and Rebecca Rogers is the co-portfolio manager for the funds. Steve Winterstein is Managing Director of municipal fixed income, who assists in the fund’s strategic direction.

>

Mr. Winterstein is a Senior Portfolio Manager and Managing Director of PNC Capital. He joined PNC Capital and its predecessor in June 2007. Since 1993 he has been a Managing Director and Senior Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Mr. Mackey is a Senior Portfolio Manager of PNC Capital. He joined PNC Capital and its predecessor in June 2007. Since 2001 he has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

>

Ms. Rogers is a Senior Portfolio Manager of PNC Capital. She joined PNC Capital and its predecessor in June 2007. Since 2000 she has been a Vice President of PNC Wealth Management, an affiliate of PNC Capital.

Administrative Services

Under an Administration Agreement, the PNC Funds also pay PCA an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

50	|	Organization and Management of the Funds

Additional Information

Fund Classes

Currently, each of the funds offers Class A, C and Institutional Shares. At some future date, the Funds may offer additional classes of shares. Each PNC Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

Performance

The PNC Funds may advertise the performance of a fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and effective yield of a fund, and the average annual total return of a fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the “Investment Performance” section in the Prospectus for the fund in which you would like to invest.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, a fund may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the funds send these documents to each shareholder individually by calling the funds at 1-800-551-2145

Additional Information	|	51

Financial Highlights

This section offers further details about the recent financial history of each share class. Total return figures show the percentage a shareholder would have gained or lost during the period, assuming reinvestment of all dividends and distributions. The information for the years ended May 31, 2009, May 31, 2008, May 31, 2007, and May 31, 2006 have been audited by Deloitte & Touche LLP, whose report, along with these funds’ financial statements, is included in the annual report (see back cover). The financial highlights presented for years prior to May 31, 2006 were audited by other auditors whose report, dated July 26, 2005, expressed an unqualified opinion on such financial highlights.

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain on Investment	Return Of Capital
Capital Opportunities Fund
Institutional Class — Shares
Year ended 05/31/09	$9.37	$(0.01)	$(3.04)(g)	$(3.05)	$–	$(0.65)	$–
Year ended 05/31/08	12.44	(0.03)	(1.40)	(1.43)	–	(1.64)	–
Year ended 05/31/07	11.49	(0.03)	1.62	1.59	–	(0.64)	–
Year ended 05/31/06	10.30	(0.04)	1.85	1.81	–	(0.62)	–
Year ended 05/31/05	9.45	(0.04)	0.89	0.85	–	–	–
International Equity Fund
Institutional Class — Shares
Year ended 05/31/09(e)	16.78	0.16	(6.07)(h)	(5.91)	(0.24)	(1.86)	–
Year ended 05/31/08(e)	19.18	0.37	(0.35)	0.02	(0.12)	(2.30)	–
Year ended 05/31/07	16.36	0.29	3.66	3.95	(0.07)	(1.06)	–
Year ended 05/31/06	14.07	0.27	2.65	2.92	(0.11)	(0.52)	–
Year ended 05/31/05	12.43	0.17	1.57	1.74	(0.10)	–	–
Diversified Real Estate Fund
Institutional Class — Shares
Year ended 05/31/09(e)	15.75	0.30	(8.43)(i)	(8.13)	(0.52)	(2.93)	–
Year ended 05/31/08(e)	21.35	0.39	(3.33)	(2.94)	(0.36)	(2.30)	–
Year ended 05/31/07(e)	17.85	0.18	4.85	5.03	(0.38)	(1.15)	–
Year ended 05/31/06	16.16	0.06	2.93	2.99	(0.54)	(0.76)	–
Year ended 05/31/05	13.52	0.33	3.36	3.69	(0.47)	(0.47)	(0.11)
Limited Maturity Bond Fund
Institutional Class — Shares
Year ended 05/31/09	10.28	0.43	0.20(i)	0.63	(0.43)	–	–
Year ended 05/31/08	10.12	0.46	0.16	0.62	(0.46)	–	–
Year ended 05/31/07	10.04	0.42	0.08	0.50	(0.42)	–	–
Year ended 05/31/06	10.27	0.36	(0.23)	0.13	(0.36)	–	–
Year ended 05/31/05	10.31	0.32	(0.04)	0.28	(0.32)	–	–
Total Return Bond Fund
Institutional Class — Shares
Year ended 05/31/09	9.61	0.45	0.31(h)	0.76	(0.46)	–	–
Year ended 05/31/08	9.57	0.47	0.05	0.52	(0.48)	–	–
Year ended 05/31/07	9.45	0.45	0.13	0.58	(0.46)	–	–
Year ended 05/31/06	9.92	0.41	(0.44)	(0.03)	(0.43)	(0.01)	–
Year ended 05/31/05	9.74	0.39	0.27	0.66	(0.42)	(0.06)	–
Maryland Tax-Exempt Bond Fund
Institutional Class — Shares
Year ended 05/31/09(e)	10.82	0.35	0.23	0.58	(0.35)	–	–
Year ended 05/31/08	10.78	0.39	0.04	0.43	(0.39)	–	–
Year ended 05/31/07	10.77	0.40	0.01	0.41	(0.40)	–	–
Year ended 05/31/06	11.04	0.39	(0.27)	0.12	(0.39)	–	–
Year ended 05/31/05	11.03	0.37	0.01	0.38	(0.37)	–	–

52	|	Financial Highlights

Total Dividends and Distributions	Net Assets Value, End of Year	Total Return (%)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver(a) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver(a)(b) (%)		Portfolio Turnover Rate(c) (%)

$(0.65)	$5.67	(31.51)	$28,919	1.28	(d)	(0.12)	1.82	(d)	59.82
(1.64)	9.37	(12.43)	111,127	1.28	(d)	(0.20)	1.56	(d)	64.33
(0.64)	12.44	14.33	224,503	1.28	(d)	(0.24)	1.54	(d)	45.70
(0.62)	11.49	17.88	231,002	1.27		(0.33)	1.51		52.91
–	10.30	8.99	190,026	1.28		(0.39)	1.54		56.09

(2.10)	8.77	(34.60)	143,612	1.28	(f)	1.46	1.72	(f)	121.20
(2.42)	16.78	(0.21)	539,708	1.28	(f)	2.11	1.49	(f)	48.77
(1.13)	19.18	24.94	825,712	1.27	(f)	1.64	1.54	(f)	45.91
(0.63)	16.36	21.27	711,621	1.27		1.79	1.52		56.48
(0.10)	14.07	13.96	485,899	1.27		0.75	1.59		44.61

(3.45)	4.17	(52.54)	14,517	1.05	(d)	3.21	1.39	(d)	11.70
(2.66)	15.75	(13.17)	120,270	1.05	(d)	2.26	1.07	(d)	32.65
(1.53)	21.35	28.51	222,448	1.03	(d)	0.89	1.03	(d)	11.57
(1.30)	17.85	19.07	200,785	1.02		0.47	1.02		25.42
(1.05)	16.16	27.84	192,655	1.03		2.22	1.03		18.49

(0.43)	10.48	6.26	101,454	0.53	(d)	4.14	0.73	(d)	71.49
(0.46)	10.28	6.18	101,450	0.53	(d)	4.44	0.65	(d)	65.23
(0.42)	10.12	5.08	121,216	0.53	(d)	4.17	0.61	(d)	83.84
(0.36)	10.04	1.27	125,605	0.52		3.51	0.60		39.89
(0.32)	10.27	2.74	165,102	0.52		3.09	0.58		63.24

(0.46)	9.91	8.24	113,202	0.53	(d)	4.80	0.68	(d)	106.18
(0.48)	9.61	5.48	132,698	0.53	(d)	4.89	0.63	(d)	54.02
(0.46)	9.57	6.22	147,511	0.53	(d)	4.72	0.59	(d)	66.38
(0.44)	9.45	(0.29)	147,966	0.53		4.27	0.60		55.59
(0.48)	9.92	6.87	136,288	0.52		3.97	0.59		68.56

(0.35)	11.05	5.46	67,455	0.53	(d)	3.21	0.93	(d)	29.15
(0.39)	10.82	4.08	52,261	0.53	(d)	3.62	0.96	(d)	38.95
(0.40)	10.78	3.83	48,742	0.53	(d)	3.68	0.85	(d)	8.95
(0.39)	10.77	1.12	51,328	0.53		3.59	0.82		25.31
(0.37)	11.04	3.46	56,663	0.52		3.31	0.81		21.94

(a)

In certain years, the effect of any interest expense as a result of using the line of credit is less than 0.01%. For the year ended 05/31/09, the effect of the interest expense was $0.02 for the Diversified Real Estate Fund.

(b)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	The effect of any custody credit on the ratio is less than 0.01%.
(e)	Net investment income (loss) per share is based on average shares outstanding for the period.
(f)	The effect of any custody credit on the ratio is 0.10% for the year ended 05/31/09, 0.04% for the year ended 05/31/08 and 0.02% for year ended 05/31/07.
(g)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.05 per class based on average shares.
(h)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.01 per class based on average shares.
(i)	The effect of the receivable for securities lending collateral shortfall for the year ended 05/31/09 is $0.02 per class based on average shares.

Financial Highlights	|	53

Financial Highlights (continued)

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gain on Investment	Return Of Capital
Tax-Exempt Limited Maturity Bond Fund
Institutional Class — Shares
Year ended 05/31/09(d)	10.07	0.27	0.19	0.46	(0.27)	–	–
Year ended 05/31/08	9.86	0.32	0.21	0.53	(0.32)	–	–
Year ended 05/31/07	9.86	0.30	–	0.30	(0.30)	–	–
Year ended 05/31/06	9.98	0.25	(0.12)	0.13	(0.25)	–	–
Year ended 05/31/05	10.05	0.20	(0.07)	0.13	(0.20)	–	–
National Tax-Exempt Bond Fund
Institutional Class — Shares
Year ended 05/31 /09(d)	9.52	0.29	0.18	0.47	(0.29)	(0.04)	–
Year ended 05/31/08	9.46	0.33	0.11	0.44	(0.33)	(0.05)	–
Year ended 05/31/07	9.48	0.34	(0.01)	0.33	(0.34)	(0.01)	–
Year ended 05/31/06	9.72	0.34	(0.24)	0.10	(0.34)	–	–
Year ended 05/31/05	9.71	0.34	0.01	0.35	(0.34)	–	–

54	|	Financial Highlights

Total Dividends and Distributions	Net Assets Value, End of Year	Total Return (%)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver(a) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver(a) (%)		Portfolio Turnover Rate(b) (%)

(0.27)	10.26	4.61	75,564	0.53	(c)	2.63	0.87	(c)	77.20
(0.32)	10.07	5.41	61,947	0.53	(c)	3.15	0.90	(c)	119.73
(0.30)	9.86	3.05	59,047	0.53	(c)	3.01	0.79	(c)	13.17
(0.25)	9.86	1.34	83,198	0.52		2.53	0.76		62.71
(0.20)	9.98	1.34	110,381	0.52		2.03	0.74		20.26

(0.33)	9.66	5.02	89,520	0.53	(c)	3.00	0.83	(c)	63.91
(0.38)	9.52	4.82	81,891	0.53	(c)	3.52	0.84	(c)	143.09
(0.35)	9.46	3.49	81,317	0.53	(c)	3.59	0.77	(c)	22.17
(0.34)	9.48	1.03	97,896	0.53		3.52	0.75		50.88
(0.34)	9.72	3.62	122,151	0.52		3.45	0.74		16.69

(a)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c)	The effect of any custody credit on the ratio is less than 0.01%.
(d)	Net investment income (loss) per share is based on average shares outstanding for the period.

Financial Highlights	|	55

PNC Funds, Inc.

Notice of Privacy Policy & Practices

The funds recognize and respect the privacy concerns and expectations of their customers1.

This notice is provided to you so that you will know what kinds of information the funds collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about their customers from the following sources:

>	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

>	Account History, including information about the transactions and balances in a customer’s accounts; and

>	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information2

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

>	As Authorized — if you request or authorize the disclosure of the information.

>

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for them to provide shareholders with necessary or useful services with respect to their accounts.

>

Under Joint Agreements — the funds may also share information with companies that perform marketing services on their behalf or to other financial institutions with whom the funds have joint marketing agreements.

Security of Customer Information

The funds require service providers to the funds:

>	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

>	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds.

Please call 1-800-551-2145 if you have any questions concerning this Notice, or about the funds in general.

[1]	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds shares.
[2]	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Not a part of this Prospectus

For more information

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports  The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)  The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

PNC Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.pncfunds.com

If you buy your shares through a financial adviser, you may contact your adviser for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, 100 F Street, N.E. Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-05782

Distributor: PNC Fund Distributor, LLC

© 2009 PNC Mutual Funds	EQFI909

PNC Funds

Money Market Funds

Institutional Shares

PROSPECTUS	September 30, 2009

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

As with all mutual funds, the Securities and Exchange Commission makes no determination about the merits of these funds’ shares or the accuracy or completeness of this prospectus. Anyone who tells you otherwise is committing a crime.

www.pncfunds.com 1-800-551-2145

Inside This Prospectus

Risk/Return Summary

Introduction	Inside this prospectus, we explain what you should know about three money market portfolios of PNC Funds: Prime Money Market Fund, Government Money Market Fund, and Tax-Exempt Money Market Fund (the “funds”). Please read this prospectus carefully.

Investment Objectives	Each fund pursues its investment objective by investing in a diversified portfolio of high quality, short-term U.S. dollar denominated money market instruments. The funds seek to maintain a constant $1.00 net asset value. Please review the information in the Risk/Return Summary for each fund and the “Investments” section later in the Prospectus.

Investment Strategies	Each fund’s principal investment strategies are the plans that each fund intends to use to pursue its investment objective. From time to time, a fund may engage in other investment strategies and may make other types of investments consistent with its goals. These supplemental strategies and the risks they entail are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

Risk Factors	The following risk factors apply to all of the funds regardless of their investment policies and strategies:

¡

The funds are investments, not bank deposits. They are not backed or guaranteed by PNC Bank, nor are they insured by, issued by, guaranteed by or obligations of the FDIC, the Federal Reserve Board, any government agency or any bank and the fund shares involve investment risks, including the loss of value. While each fund attempts to maintain a $1.00 per share price, there is no guarantee that it will be able to do so.

¡

A major change in interest rates, a default on an investment held by a fund or a significant decline in the value of a fund investment could cause the value of your investment in a fund, or its yield, to decline.

Who May Want to Invest in the Funds

¡	Investors seeking relative safety and easy access to investments.
¡	Investors with a low risk tolerance.
¡	Investors seeking preservation of capital.
¡	Investors willing to accept lower potential returns in return for safety.
¡	Investors seeking the ability to convert their investment to cash quickly.

Fees and Expenses	No load or sales commission is charged to investors in the funds. You will, however, incur expenses for investment advisory, administrative, and operating services, all of which are included in the funds’ total fund operating expenses.

FUND NUMBER	|	412	TICKER SYMBOL	|	PSPXX

Prime Money Market Fund

INVESTMENT SUMMARY

Investment Objective

The fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of high quality money market instruments.

Principal Investment Strategies

The fund pursues its investment objective by investing in high quality money market instruments. Under normal market conditions, the fund’s principal investment strategies include investing:

>	all of its assets in a broad range of money market instruments

>	only in portfolio securities denominated in U.S. dollars and meeting strict standards of credit quality. Credit quality is generally established by credit ratings

Important characteristics of the fund’s investments — the fund will only buy money market instruments that:

>	receive the highest rating (or one of the two highest ratings if the security is a corporate obligation) by two or more nationally recognized rating agencies, such as Standard & Poor’s and Moody’s

>	receive only one of the highest ratings if only one organization has rated the security

>	are unrated, but are determined by the adviser to be of comparable quality

Principal policies

>	Weighted average maturity must not exceed 90 days

>	No investment in securities with maturities over 397 days (approximately 13 months)

Changes to the Investment Objective

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders.

Definitions

Money market instrument  A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	The portfolio manager does not execute the fund’s principal investment strategies effectively.

>	An issuer defaults on its obligations.

>	An agency or instrumentality defaults on its obligations and the agency or the U.S. government does not provide financial support.

>	The market value of floating or variable rate securities falls to such an extent that the fund’s share price declines below $1.00.

>	Interest rates rise rapidly, causing the fund’s investment securities to decline in value and the fund’s share price to decline below $1.00.

>	Interest rates decline, resulting in lower yield for the fund.

>	Adverse events affecting the banking industry cause the value of the fund’s investments to decline.

>	Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

>	A repurchase agreement counter party defaults on its obligation.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for shareholders willing to earn lower current income, or looking to invest the cash portion of an asset allocation portfolio at a substantially lower risk in order to attempt to maintain a stable net asset value.

2	|	About the Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart below shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 1.58%, 3Q 2000

WORST QUARTER: 0.17%, 1Q 2004

YTD RETURN as of 6/30/09: 0.20%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Institutional Shares	2.56%	3.19%	3.31%

The table above shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s current 7-day yield, please call 1-800-551-2145 or visit the funds at www.pncfunds.com

Prime Money Market Fund	|	3

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES* (fees paid directly from your investment)
None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.25%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.22%

Acquired Fund Fee**	0.02%

Total Fund Operating Expenses***	0.49%
*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	“Acquired Fund” means any investment company in which a fund invests or has invested during the period. A fund’s “Acquired Fund Fees and Expenses” are based on amounts for the fiscal year ended May 31, 2009. The “Total Annual Fund Operating Expenses” will not correlate to each fund’s ratio of expenses to average net assets in the funds’ Financial Highlights, which reflects the operating expenses of the funds and does not include “Acquired Fund Fees and Expenses.” The funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
***	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$50	$157	$274	$616

This example is for comparison only. Your actual costs may be higher or lower.

4	|	Prime Money Market Fund

FUND NUMBER	|	413	TICKER SYMBOL	|	PSGXX

Government Money Market Fund

INVESTMENT SUMMARY

Investment Objective

The fund seeks as high a level of current income as is consistent with liquidity and stability of principal by investing in a portfolio of direct Treasury obligations, other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements relating to such obligations.

Principal Investment Strategies

The fund pursues its investment objective by investing mainly in certain securities issued by the U.S. government, its agencies and/or instrumentalities. Securities issued by U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the “Investments” section for a description of these securities.

Under normal market conditions, the fund’s principal investment strategies include investing:

>

at least 80% of its net assets (which includes borrowings for investment purposes) in money market instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities, and in repurchase agreements backed by these instruments

>	only in portfolio securities denominated in U.S. dollars and meeting strict standards of credit quality. Credit quality is generally established by credit ratings

Important characteristics of the fund’s investments — the fund will only buy securities that:

>

have received the highest rating (or one of the two highest ratings if the security is a corporate obligation) by two or more nationally recognized rating agencies, such as Standard & Poor’s and Moody’s

>	have received only one of the highest ratings if only one organization has rated the security

>	are unrated, but are determined by the adviser to be of comparable quality

Principal policies

>	Weighted average maturity must not exceed 90 days

>	No investment in securities with maturities over 397 days (approximately 13 months)

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in investments connoted by the fund’s name unless it gives shareholders at least 60 days’ notice.

Definitions

Money market instrument  A debt security that is considered to meet certain established standards for high credit quality and short maturity.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	The portfolio manager does not execute the fund’s principal investment strategies effectively.

>	The market value of floating or variable rate securities falls to such an extent that the fund’s share price declines below $1.00.

>

An agency or instrumentality defaults on its obligations and the U.S. government does not provide financial support. The fund may be more seriously affected by such an because it may concentrate its investments in the obligations of a small number of instrumentalities.

>	Interest rates rise rapidly, causing the fund’s investment securities to decline in value and the fund’s share price to decline below $1.00.

>	Interest rates decline, resulting in lower yield for the fund.

>	A repurchase agreement counter party defaults on its obligation.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund may be appropriate for shareholders looking for a money market fund whose portfolio securities carry an extra degree of credit protection with a reduction in return.

About the Fund	|	5

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested. Although the fund’s past performance is not an indication of its future performance, it can be valuable information for shareholders.

BEST QUARTER: 1.56%, 3Q 2000

WORST QUARTER: 0.17%, 1Q 2004

YTD RETURN as of 6/30/09: 0.12%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Institutional Shares	2.18%	3.05%	3.21%

The table above shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit the funds at www.pncfunds.com

6	|	Government Money Market Fund

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES* (fees paid directly from your investment)
None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.25%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.22%

Acquired Fund Fee**	0.02%

Total Fund Operating Expenses***	0.49%
*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	“Acquired Fund” means any investment company in which a fund invests or has invested during the period. A fund’s “Acquired Fund Fees and Expenses” are based on amounts for the fiscal year ended May 31, 2009. The “Total Annual Fund Operating Expenses” will not correlate to each fund’s ratio of expenses to average net assets in the funds’ Financial Highlights, which reflects the operating expenses of the funds and does not include “Acquired Fund Fees and Expenses.” The funds calculate the Acquired Funds’ expenses using the net expense ratios reported in the Acquired Funds’ most recent shareholder reports.
***	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares
(same cost whether you sold or held shares)	$50	$157	$274	$616

This example is for comparison only. Your actual costs may be higher or lower.

Government Money Market Fund	|	7

FUND NUMBER	|	414	TICKER SYMBOL	|	PTTXX

Tax-Exempt Money Market Fund

INVESTMENT SUMMARY

Investment Objective

The fund’s goal is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal by investing substantially all of its assets in a diversified portfolio of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities (“municipal obligations”) the interest of which, in the opinion of counsel to the issuer or bond counsel, is exempt from regular federal income tax.

Principal Investment Strategies

The fund pursues its investment objective by investing in short-term, high-quality municipal obligations. Under normal market conditions, the fund’s principal investment strategies include investing:

>

at least 80% of its net assets (which includes borrowings for investment purposes) in short-term municipal obligations whose interest is exempt from federal regular and alternative minimum income taxes

>

only in securities denominated in U.S. dollars and meeting strict standards of credit quality. All portfolio securities must be denominated in U.S. dollars and must meet strict standards for credit quality. Credit quality is generally established by credit ratings

Important characteristics of the fund’s investments — the fund will only buy municipal obligations that:

>	received one of the two highest short-term ratings from each nationally recognized rating agencies (NRSRO), such as Standard & Poor’s and Moody’s, that has rated the obligation

>	received only one of the highest ratings if only one NRSRO has rated the security

>	are unrated, but are determined by the adviser to be of comparable quality

Principal policies

>	Weighted average maturity must not exceed 90 days

>	No investment in securities with maturities over 397 days (approximately 13 months)

Changes to the Investment Objective and Policy

The fund’s investment objective is “fundamental,” which means that it may not be changed without the approval of a majority of the fund’s shareholders. The fund will not change its investment policy of investing at least 80% of its net assets (which includes borrowings for investment purposes) in securities whose interest is exempt from federal tax regulations and the alternative minimum tax without obtaining shareholder approval.

Principal Investment Risks

Below are short descriptions of the main factors that could hurt the fund’s performance or cause it to under perform relevant market indices or other mutual funds:

>	The portfolio manager does not execute the fund’s principal investment strategies effectively.

>	An issuer defaults on its obligations.

>	An agency or instrumentality defaults on its obligations and the agency or the U.S. government does not provide financial support.

>	The market value of floating or variable rate securities falls to such an extent that the fund’s share price declines below $1.00.

>	Interest rates rise rapidly, causing the fund’s investment securities to decline in value and the fund’s share price to decline below $1.00.

>	Interest rates decline, resulting in lower yield for the fund.

>	Adverse events affecting the banking industry cause the value of the fund’s investments to decline.

>	Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

The principal risks summarized above are more fully described in “Risk Factors.”

This fund is designed for shareholders who are looking for federally tax-exempt current income in addition to liquidity and capital preservation.

8	|	About the Fund

INVESTMENT PERFORMANCE

Year-By-Year Performance  The bar chart shows how the fund’s performance has varied by calendar year, giving an indication of risk. All performance figures assume that dividends and distributions were reinvested.

BEST QUARTER: 0.97%, 4Q 2000

WORST QUARTER: 0.12%, 3Q 2003

YTD RETURN as of 6/30/09: 0.08%

CALENDAR YEAR TOTAL RETURNS (%), as of 12/31 each year

AVERAGE ANNUAL TOTAL RETURNS (%, as of 12/31/08)

	1 Year	5 Year	10 Year
Institutional Shares	1.72%	2.15%	2.15%

The table above shows the fund’s performance (which varies over time) for various periods.

To obtain the fund’s 7-day yield please call 1-800-551-2145 or visit the funds at www.pncfunds.com

Although the fund’s past performance is not an indication of its future performance, it can be valuable information for shareholders.

Tax-Exempt Money Market Fund	|	9

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are charged directly to the shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures.

SHAREHOLDER FEES* (fees paid directly from your investment)
None

ANNUAL OPERATING EXPENSES (expenses that are deducted from fund assets)
Management Fees	0.25%

Distribution and Service (12b-1) Fees	None

Other Expenses	0.24%

Total Fund Operating Expenses**	0.49%
*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
**	The investment adviser may voluntarily waive fees and reimburse certain expenses resulting in a decrease in the fund’s actual total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount, without notice.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

>	The fees and expenses (without waivers) shown above

>	An investment of $10,000 in each time period shown

>	A hypothetical 5% return each year

>	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Institutional Shares	$50	$157	$274	$616
(same cost whether you sold or held shares)

This example is for comparison only. Your actual costs may be higher or lower.

10	|	Tax-Exempt Money Market Fund

Investments

This Section describes some of the types of securities that the funds may purchase under normal market conditions to achieve their investment objectives. A fund will not necessarily buy all of the securities listed below. For cash management or for temporary defensive purposes, a fund could shift up to 100% of its assets into cash (which earns no income), money market instruments, or other investments that are not part of its main strategy. Although a defensive strategy may help a fund avoid losses, it would mean the fund was not pursuing its investment objective, and could hurt performance by causing the fund to miss participating in favorable market trends.

For more information on ratings and a more complete description of which funds may invest in certain types of securities, see the SAI.

Some or all of the funds may invest in the following types of instruments or securities:

>	Short-term municipal obligations — includes both revenue and general obligations issued by or on behalf of U.S. states, territories, municipalities, and possessions.

>	General obligation — A type of municipal obligation backed by the full faith, credit, and taxing power of the issuer.

>

Revenue obligation — A bond or note for which the payments of principal and interest made to the investors by the issuer are payable exclusively from the earnings of the underlying project. For example, turnpike bonds repaid from tolls.

>

Municipal obligation or security — A debt security issued by a state or municipal issuer, or by another party through a municipal issuer’s capacity. Municipalities typically issue these obligations to raise funds for general expenses or for specific civic purposes, such as public works projects. The interest paid by municipal obligations typically (though not always) is exempt from federal income tax and federal alternative minimum tax.

>

Private activity bonds — a type of municipal revenue obligation backed by a private non-governmental business which is used in the financing of specified types of projects such as airline facilities, residential projects, and pollution-control facilities for an investor-owned utility. The interest on these obligations may be subject to the federal alternative minimum tax.

>

Variable rate demand notes — represents borrowed funds that are payable on demand and accrue interest based on a prevailing money market rate, such as the prime rate. The interest rate applicable to the borrowed funds is specified from the outset of the debt, and is typically equal to the specified money market rate plus an extra margin.

>

Registered investment companies — company engaged in investing in and issuing securities, that is registered with the Securities and Exchange Commission (“SEC”) and meets the requirements of the Investment Company Act of 1940 with respect to income distribution, fee structure, and diversification of assets.

>

Commercial paper — short-term debt instrument issued by banks, corporations, broker-dealers, and other entities typically for the financing of accounts receivable, inventories and meeting short-term liabilities.

>

Money market instruments — Debt instruments issued by private organizations, governments, and government agencies, generally with maturities of one year or less. Such instruments are highly liquid investments, and include Treasury bills, bankers’ acceptances, commercial paper and short-term tax-exempt municipal securities, and negotiable bank CDs. Money market instruments are actively traded by U.S. and foreign banks, corporations, broker dealers and other entities to finance their current operations.

>

Obligations of the U.S. government and its agencies and instrumentalities — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time.

>

Repurchase agreements backed by U.S. government obligations — A financial transaction in which a dealer, in effect, borrows money by selling securities and simultaneously agrees to buy them back at a higher price at a later time. The securities are collateralized or backed by obligations of the U.S. government.

>	Treasury obligations — negotiable debt obligations of the United States government which guarantees that interest and principal payments will be paid on time

Portfolio Holdings Disclosure

Each fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (November 30th) and fiscal year (May 31st) in its reports to shareholders. The funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and file these reports with the SEC by the 70th day after the end of the relevant period. You can find these reports on the funds’ website, www.pncfunds.com, and on the SEC’s website, www.sec.gov.

Each fund files its complete portfolio holdings as of the end of its first

Investments	|	11

(August 31st) and third fiscal quarters (February 28th) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

A description of the funds’ policies and procedures with respect to disclosure of the funds’ portfolio securities is also available in the SAI and on the Fund’s website at www.pncfunds.com.

12	|	Investments

Risk Factors

The following describes the principal risks that you may assume as an investor in the funds. Except as noted, each fund is subject to the principal risks as described below.

General Risks:

>

Management Risk.  The funds’ performance could be hurt if management’s analysis, judgment or execution proves to be incorrect. The funds’ portfolio manager may implement its investment strategy in a way that does not produce the intended result. For example, poor security selection may cause a fund to underperform relevant benchmarks or other funds with a similar investment objective.

Risks associated with investing in debt securities:

>	Income Risk. Declines in the general level of short-term interest rates cause a funds’ income, and thus its total return, to decline.

>	Adjustable Rate Security Risk. The market price of an adjustable rate security may fall below its cost.

>

Credit Risk.  An issuer, agency or instrumentality may fail to make timely payments of interest or principal. Adverse events affecting the banking industry may also make credit less available and cause the value of fund investments to decline. Although defaults on money market securities have historically been rare, should a security the funds own go into default, the funds’ share price or yield could be hurt. Credit risk is measured by NRSROs such as Standard & Poor’s and Moody’s.

>

Interest Rate Risk.  The funds’ yield varies with short-term interest rates. If these rates decline or remain low for an extended period, the funds’ yield almost certainly will do so as well. Because the funds incur ongoing costs (as detailed elsewhere in this prospectus), its yield in an extremely low interest rate environment may be close to zero. If interest rates rise rapidly, the funds’ investment securities which decline, causing the funds’ investment securities to decline in value and the funds’ share price to fall below $1.00.

>

Inflation Risk.  Over time, the value of an investment in a money market fund could fail to keep pace with inflation, which would mean a decline in the purchasing power of your investment. Accordingly, the funds are not intended to be used as the major portion of a long-term investment portfolio.

Risks associated with investing in municipal obligations (Tax-Exempt Money Market Fund):

>	Tax-exempt status risk. Tax-exempt status risk is the risk that a municipal obligation which was issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.

Repurchase agreement risk (Prime Money Market Fund and Government Money Market Fund):

>

The risk that the counterparty to a repurchase agreement does not honor its contractual obligations and defaults on its obligation to repurchase the security. In this circumstance, the funds may lose money because they may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy, or the funds may have difficulty exercising rights to the collateral.

Risk Factors	|	13

Pricing of Fund Shares

How the funds value their holdings  The assets of the funds are valued at amortized cost, which generally approximates market value. Each fund seeks to maintain a $1.00 net asset value per share (NAV), although there is no guarantee that it will be able to do so. Each fund uses the amortized cost method to value securities. You can read about this method in the SAI.

How the funds calculate share prices  The funds calculate NAV, or share price, for each fund and share class every day the funds are open for business. To calculate the NAV for a given share class, each fund adds up the total assets for that share class, subtracts its total liabilities, and divides the result by the number of shares outstanding. The price for buying and selling shares is determined by the NAV.

Share certificates  The funds do not issue share certificates.

Market timing and limits on exchanges, redemptions, and purchases  The funds generally discourage frequent purchases and sales or exchanges of fund shares (“market timing”). The Board of Directors of the funds has determined that market trading may harm fund performance and the interests of other fund shareholders. The funds are not designed for nor do they accommodate market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for market timing. Market timing activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of a fund and its shareholders. For example, large flows of cash into and out of a fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintain such assets in securities selected to achieve the fund’s investment goal. Market timing may also cause a fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce a fund’s performance.

The Board of Directors has adopted policies that seek to deter market timing activity in the funds. The funds may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 roundtrip transactions, with no more than 3 roundtrip transactions in a calendar quarter, in a calendar year if the fund’s administrator determines that the shareholder is engaging in market timing. While frequent trading or exchange activity by a shareholder is a characteristic that helps identify market timing, other activity may also demonstrate a pattern of market timing. Trading activity is monitored on all accounts to detect any account that reaches 3 roundtrip transactions in a calendar quarter. In addition, the funds may reject or limit any purchase orders, including the purchase portion of an exchange order, from market timers or shareholders whose fund exchanges or redemptions may be disruptive to the funds.

14	|	Pricing of Fund Shares

Dividends, Distributions and Taxes

Mutual funds pass along to shareholders most or all of their net earnings in the form of dividends. As a shareholder, you are entitled to your share of net income and capital gains on a fund’s investments. Dividend distributions are the net income earned on investments after expenses. Money market funds ordinarily do not have any long-term capital gains to distribute; however, a fund will distribute short-term gains, as necessary. As with any investment, you should consider the tax consequences of an investment in a fund.

There are two basic ways a fund can earn money: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid. Keep in mind that a fund’s earnings are separate from any gains or losses you may realize from your own transactions in fund shares. Ordinarily, each fund will declare dividends daily and pay them monthly. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

Choices for receiving dividends and distributions  You can choose how you receive your dividends and distributions. You can:

>

Have all dividends and distributions automatically reinvested in the same or different PNC fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts). If you reinvest distributions in shares of another PNC Fund, you may pay a sales charge on the reinvested distributions.

>

Have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer. Under normal circumstances, your fund will transfer your distributions within      days of the dividend payment date. The bank account must have a registration identical to that of your fund account.

>	Have your dividends reinvested and your distributions sent to you by check, or vice versa

Please indicate your preference on your application. If you don’t give the funds any instructions, the funds will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account, call 800-551-2145.

Note that if you invested through a financial adviser rather than directly with PNC Funds, any dividend or distribution payments you request will be wired to your financial adviser. Also note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until the funds receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

Important Tax Information

No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>	Dividends from a fund’s net income and short-term capital gains are taxable as ordinary income.

>

Certain dividends from the Tax-Exempt Money Market Fund will be “exempt-interest dividends,” which generally are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.

>	Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

>

Dividends from a fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the fund.

>

An exchange of a fund’s shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a fund, you must recognize any gain or loss. However, as long as the fund’s NAV per share does not deviate from $1.00, there will be no gain or loss.

>	Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

>	Tax statements will be mailed from your fund every January showing the amounts and tax status of distributions made to you.

>

Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax. No fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

>

A fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a fund is notified by the Internal Revenue Service that backup withholding is required.

>	You should review the more detailed discussion of federal income tax considerations in the SAI.

>	A fund may provide estimated capital gain distribution information through its website at www.pncfunds.com.

Dividends, Distributions and Taxes	|	15

How To Invest |	In this section, you’ll find information on how to invest in the funds, including how to buy, sell, and exchange fund shares. It’s also the place to look for information on transaction policies, and the many services and choices available to you as a PNC Funds shareholder.

You can find out more about the topics covered here by contacting the PNC Funds or, if you’re investing through a bank or other financial adviser, by contacting a representative of that organization.

16

Choosing a Class of Shares

This prospectus describes the funds’ Institutional Shares. The funds have two other classes of shares, Class A and C Shares, each with their own cost structure, which are designed for retail shareholders and are offered through a separate prospectus.

Choosing a Class of Shares	|	17

How to Buy, Sell and Exchange Fund Shares

Use the instructions on these pages only if you are investing directly with PNC Funds. If you’re investing through a bank or other financial adviser, follow its policies and instructions.

You may be able to buy Institutional Shares:

>

from the trust or banking departments of PNC Bank, N.A. or PNC Bank, Delaware, another financial intermediary that has entered into an agreement with the funds’ distributor to sell shares; speak with your bank or financial adviser to find out how

>	directly from PNC Funds if you are investing $1 million or more with the funds

>	if you had an Institutional Shares account directly with the funds on September 30, 2002

OPENING OR ADDING TO AN ACCOUNT

FIRST INVESTMENT	ADDITIONAL INVESTMENTS
For accounts opened directly with the funds, the minimum aggregate amount to open an account is $1 million.	For accounts opened directly with the funds, you can add as little as $100 at a time to your account.
By mail or express delivery

>   Complete and sign an application (if you need an application, call 800-551-2145)

>   Send the application to us at the appropriate address at right, along with an investment check made out to “PNC Funds, Inc.”

>   Make out an investment check to “PNC Funds, Inc.”

>   Write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

>   Sign the letter, enclose the check, and mail it to the appropriate address at right

By wire
> Call 800-551-2145 for instructions before wiring any money > After wiring, follow up promptly by sending a completed application to us at the appropriate address at right

>   Request your bank to wire Federal funds to: Huntington Bank, Columbus, OH, 43219 Account # 01899622436 Routing # 044000024

>   Specify the fund name and share class, your name, your account number, and the fact that this is not a first investment in your account

>   Be aware that your bank may charge a fee to wire money

By phone

>   Call 800-551-2145 to verify that the service is in place, then follow the voice prompts to place your order

>   If the service is not in place, you can set it up1: first, verify that your bank is a member of the Automated Clearing House (ACH) system; second, call 800-551-2145 and ask for a Service Options Form to be mailed to you; third, complete the “Invest by Phone” and “Bank Information” sections and return the form

With an automatic investment plan
> To set up regular investments from a bank checking account, call 800-551-2145
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

When buying fund shares, make sure your request is in “good order,” meaning that it includes:

•	The name of the fund

•	The dollar amount you want to invest

•	A purchase application

•	Proper payment, such as a check payable to PNC Funds, Inc., or arrangements to pay by wire

18	|	How to Buy, Sell and Exchange Fund Shares

EXCHANGING OR SELLING SHARES

EXCHANGING INTO ANOTHER FUND	SELLING SHARES
Exchanges can be as little as $500 if opening a new account; there is no minimum if adding to an existing account. Be sure to obtain and read a current prospectus for the fund into which you are exchanging.	Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see “Policies About Transactions”).
By mail, express delivery or fax

>   Write a letter that includes your account number, the fund and share class you’re exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund into which you are exchanging

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account.

>   Mail or fax the letter to the appropriate address or fax number at right

>   Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold

>   Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account

>   Mail or fax the letter to the appropriate address or fax number at right

By phone, wire, or ACH
> Call 800-551-2145 to request an exchange

>   Call 800-551-2145 to confirm which transaction options you have in place (see “Shareholder Services” for more details on these options):

-  telephone redemption (with proceeds sent to the address of record) is available unless you declined it on your application

-  wire and ACH require additional information and need to be set up in advance[1]

-  minimum sell order for wire is $1,000, for ACH transfer $100

With an automatic plan
> Call 800-551-2145 to set up an automatic exchange plan	> Call 800-551-2145 to set up an automatic withdrawal plan
[1]	A signature guarantee is required in order to add bank account instructions to your account. See “Policies About Transactions” for more information about signature guarantee.

REGULAR MAIL

PNC Funds, Inc.

P.O. Box 9770

Providence, RI 02940-9770

EXPRESS, REGISTERED, OR CERTIFIED

PNC Funds, Inc.

101 Sabin Street

Pawtucket, RI 02860

FAX:

508-599-7799

When selling fund shares, make sure your request is in “good order,” meaning that it includes:

•	Your account number

•	The name of the fund

•	The dollar amount or number of shares you want to sell

•	Signatures of all account owners, exactly as their names are registered on the account

•	Any required signature guarantees (see “Policies About Transactions”)

•	Any supporting legal documentation that may be required

How to Buy, Sell and Exchange Fund Shares	|	19

Shareholder Services

As a PNC Funds’ shareholder, you have access to a variety of services and privileges that can be tailored to your particular investment needs. Many of these are described below. There are also a number of policies affecting the ways you do business with the funds that you may find helpful to know about.

How much of this shareholder service and policy information applies to you will depend on the type of account in which your PNC Fund shares are held. For instance, the information on dividends and taxes applies to all shareholders, while information on telephone transactions applies only to those shareholders that selected this option when opening their accounts.

If you’re investing through a bank or other financial institution, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial institution may charge fees in addition to those charged by the PNC Funds.

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, call 800-551-2145. These options are available only to shareholders investing directly with the PNC Funds.

Tax-advantaged investment plans  A full range of retirement and other tax-advantaged investment plans may be available directly from the PNC Funds or from your financial institution, including IRA, SEP, 401(k) and pension plans. All PNC Funds (except the tax-exempt funds) and all share classes are eligible for investment in tax-advantaged accounts.

For information about these plans, including their features, fees, and limitations, call 800-551-2145 or speak with a representative of your financial institution. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

Exchange privilege  As a shareholder of the PNC Funds, you can exchange some or all of your Institutional Shares of one PNC Fund for Institutional Shares of any other PNC Fund, as long as those shares may legally be sold in your state.

OUR “ONE COPY PER HOUSEHOLD” POLICY

The funds typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial institution or call 800-551-2145.

20	|	Shareholder Services

Automatic Investment Plan  Investing money regularly is one of the easiest ways to stay on track with your financial goals. The Automatic Investment Plan lets you set up regular automatic monthly transfers of $100 or more from your bank account into your fund account. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, call 800-551-2145. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer is not made because of a low bank balance or for any other reason.

Systematic Withdrawal Plan  The Systematic Withdrawal Plan lets you set up regular withdrawals from your fund account. Withdrawals can be set up for one, two, four or twelve times a year, and the withdrawals can be for as little as $100 each. Transfers occur on the 15th of each month (or the next business day, when the 15th is not a business day), and are either distributed to you in cash or reinvested in shares of another fund. To set up your Systematic Withdrawal Plan, call 800-551-2145.

Checkwriting  Many shareholders are eligible for checkwriting on their money market fund balances. There’s no limit to the number of checks you may write, although each check must be for at least $500. To apply for this feature, complete the appropriate section of your new account application or call 800-551-2145.

When you write a check, you’ll continue to receive the daily dividends on the money up to the day your check is presented to the funds for payment. The funds may charge a fee for checkwriting, and on 30 days’ written notice to shareholders the funds may change or terminate the checkwriting privilege. You cannot write a check to close an account. Your account will be charged a $50 penalty for each check returned due to insufficient funds.

Directed reinvestments  If you like, you can choose to have your dividends and distributions automatically invested in shares of a different PNC Fund. Simply complete the appropriate section on your new account application or call 800-551-2145.

Shareholder Services	|	21

Policies About Transactions

Business hours  The funds are open for business each day the New York Stock Exchange (NYSE) is open. With respect to the Tax-Exempt Money Market Fund, the price of each share class is calculated every business day at 11:00 a.m. Eastern time, and, with respect to the Prime Money Market Fund and Government Money Market Fund, at 3:00 p.m. Eastern time. The funds observe Columbus Day and Veterans Day holidays. If the bond market closes early due to a holiday, a scheduled half-day or an unscheduled suspension of trading, the Prime Money Market Fund and Government Money Market Fund will stop taking purchase orders after 11:00 a.m. Eastern time, but will continue to honor redemption requests up to the normal closing time of 3:00 p.m. Eastern time.

Determining when your order will be processed  If the funds’ transfer agent receives your order to buy or sell shares before the close of a fund’s business hours (as described above) and it is in good order, it will be processed at the share price calculated that day. Orders received after the close of a fund’s business hours will be processed at the next business day’s share price. A representative of your financial institution should be able to tell you when your order will be processed. It is the responsibility of your financial institution to promptly forward your order to the funds before the close of a fund’s business hours on the day that you place your order.

In order for our shareholders to be able to place orders with financial institutions up to the close of a fund’s business hours and still receive that day’s share price, the funds permit certain institutions to transmit their orders to the funds after the close of a fund’s business hours. However, the funds will only accept such an order from an institution if the institution has entered into an agreement with the funds that permits later transmissions of timely orders for the funds, and the order must carry a time- stamp indicating that the institution received the order from the shareholder before the close of a fund’s business hours. Shareholders should inquire whether their financial institution has entered into such an agreement. Without such an agreement, a shareholder may not receive that day’s net asset value, regardless of the time that the investor submits the order to the institution.

Paying for shares you buy  Fund shares can only be paid for with US dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that the funds do not accept cash, starter checks, money orders, credit card checks or third party checks (checks made out to you and signed over to the funds).

Exchanging securities for shares  You may contact the fund to request a purchase of shares in exchange for securities you own. The fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Wire transaction policies  Wire transactions are generally completed within 24 hours of when you place your order. The PNC Funds will only accept wires of $100 or more and send wires of $1,000 or more.

Although the PNC Funds do not charge a fee to send or receive wires, your bank might, and you should check in advance with your bank about any wire fees and policies they may have.

Note that when you open an account by wire, you won’t be able to sell the shares in that account until the funds have received and processed your account application.

Our Customer Identification Program  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the PNC Funds, to obtain, verify and record information that identifies each person who opens an account. When you open an account, you

IF YOU CANNOT REACH THE FUNDS BY PHONE

Although the PNC Funds strive to provide a high level of service to our shareholders, during times of extraordinary market activity or other unusual circumstances, it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described in “How to Buy, Sell and Exchange Fund Shares”.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 800-551-2145 or, if applicable, contact your financial adviser for more information.

22	|	Policies About Transactions

will be asked for your name, address, date of birth and other information (your tax identification number or other government-issued identification number, for example) that will allow the funds to identify you. The funds may also ask to see other identifying documents such as a driver’s license (for individuals) or Articles of Incorporation or other formation documents (for institutions). Additional information may be required in certain circumstances. The funds may use a third party to obtain and verify this information.

The funds may not be able to establish an account if you do not provide the necessary information. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. The funds may limit transactions in your account until your identity is verified.

For your protection, when the funds receive an order, the funds take security precautions such as recording calls or requesting personalized security codes or other information. It’s important to understand that as long as the funds take reasonable steps to ensure that an order to buy or sell shares is genuine, the funds are not responsible for any losses that may occur.

Your account may have telephone transaction privileges. If you don’t plan on using these privileges, you can ensure that no one will be able to misuse them by declining the telephone privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from the funds immediately after you receive them.

Orders that require a signature guarantee  There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

>	when you want to sell more than $100,000 worth of shares

>	when you want to send the proceeds to a third party

>	when the address of record on the account has changed in the past 30 days

You do not need a signature guarantee if you want money wired or sent via ACH transfer to a bank account that is already on file with the funds. Also, you do not generally need a signature guarantee for an exchange, although the funds may require one in certain other circumstances.

A signature guarantee is a certification of your signature and is a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. You cannot get a signature guarantee from a notary public.

Timing of payment for shares you sell  Ordinarily, when you sell shares, the funds normally send out money within one business day of when your order is processed (which may or may not be the same day it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

>	when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

>	when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

OTHER RIGHTS RESERVED BY THE FUNDS

You should be aware that the funds may do any of the following:

>

withhold a percentage of your distributions as required by federal tax law if the funds have been notified by the Internal Revenue Service that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

>

close your account and send you the proceeds if the value of your account falls below $500 as a result of withdrawals (as opposed to market activity); however, before the funds close your account, the funds will give you 30 days’ notice so you can either increase your balance or close your account

>

pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell them, you may pay brokerage charges

>

change, add or withdraw various services, fees and account policies at any time (for example, the funds may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

>	withdraw or suspend the offering of shares at any time

>	reject any order the funds believe may be fraudulent or unauthorized

>	reject any telephone redemption if the funds believe it is advisable to do so

>	reject or limit purchases of shares for any reason

Policies About Transactions	|	23

Organization and Management of the Funds

About PNC Funds

>	Each fund is a member of PNC Funds, Inc., 11 distinct investment portfolios. The Board of Directors of the PNC Funds has overall responsibility for the management of the funds.

The Investment Adviser

>

On September 29, 2009, PNC Capital Advisors, Inc. (“PCA”), the investment adviser to the funds, merged with its affiliate, Allegiant Asset Management Company, into a newly formed Delaware limited liability company named PNC Capital Advisors LLC (“PNC Capital”). Each fund has an interim advisory agreement with PNC Capital. The funds expect to convene a special meeting of their shareholders on, or about, December 15, 2009 to seek approval of a new investment advisory agreement with PNC Capital. Beginning September 30, 2009, PNC Capital will be providing investment advice to the funds pursuant to an interim investment advisory agreement that was approved by the Board on August 12, 2009. As investment adviser, PNC Capital is responsible for supervising and managing each fund’s operations, including overseeing the activities of a fund’s sub-adviser, subject to the supervision of the funds’ Board of Directors.

>

PNC Capital is a wholly-owned subsidiary of The PNC Financial Services Group, Inc., a financial holding company. The firm and its predecessors have been providing asset management and other financial services since 1864.

>	PNC Capital principal office is Two Hopkins Plaza, Baltimore, Maryland, 21201.

>	As of June 30, 2009, PCA managed $13.6 billion in assets.

Each fund pays a management fee to PNC Capital. For the fiscal year ended May 31, 2009, PCA was paid the following management fees, after waivers and reimbursements, as a percentage of average daily net assets:

Management Fee Paid (%)

Prime Money Market Fund	0.18%

Government Money Market Fund	0.18%

Tax-Exempt Money Market Fund	0.16%

The advisory agreement with PNC Capital was last approved by the Board of Directors on August 12, 2009.

Administrative Services

Under an Administration Agreement, the PNC Funds also pay PNC Capital an annual fee accrued daily and paid monthly, at the annual rate of 0.125% based on the aggregate average daily net assets of each fund.

24	|	Organization and Management of the Funds

Additional Information

Fund Classes

Currently, each of the funds offer Class A, C, and Institutional Shares. At some future date, each of the funds may offer additional classes of shares. Each PNC Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

Performance

The PNC Funds may advertise the performance of a fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and effective yield of a fund, and the average annual total return of a fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the “Investment Performance” section in the Prospectus for the fund in which you would like to invest.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, a fund may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the funds send these documents to each shareholder individually by calling the funds at 1-800-551-2145

Additional Information	|	25

Financial Highlights

This section offers further details about the recent financial history of each share class. Total return figures show the percentage a shareholder would have gained or lost during the period, assuming reinvestment of all dividends and distributions. The information for the years ended May 31, 2009, May 31, 2008, May 31, 2007 and May 31, 2006 have been audited by Deloitte & Touche LLP, whose report, along with these funds’ financial statements, is included in the annual report (see back cover). The financial highlights presented for years prior to May 31, 2006 were audited by other auditors whose report, dated July 26, 2005, expressed an unqualified opinion on such financial highlights.

	Net Asset Value, Beginning of Year	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments		Change in Net Assets Value Resulting from Operations	Dividends from Net Investment Income	Total Dividends	Net Assets Value, End of Year
Prime Money Market Fund
Institutional Class – Shares
Year ended 05/31/09	$1.00	$0.01	–	(a)	$0.01	$(0.01)	$(0.01)	$1.00
Year ended 05/31/08	1.00	0.04	–	(a)	0.04	(0.04)	(0.04)	1.00
Year ended 05/31/07	1.00	0.04	–		0.04	(0.04)	(0.04)	1.00
Year ended 05/31/06	1.00	0.03	–		0.03	(0.03)	(0.03)	1.00
Year ended 05/31/05	1.00	0.01	–		0.01	(0.01)	(0.01)	1.00
Government Money Market Fund
Institutional Class – Shares
Year ended 05/31/09(g)	1.00	0.01	–	(a)	0.01	(0.01)	(0.01)	1.00
Year ended 05/31/08	1.00	0.03	–	(a)	0.03	(0.03)	(0.03)	1.00
Year ended 05/31/07	1.00	0.04	–		0.04	(0.04)	(0.04)	1.00
Year ended 05/31/06	1.00	0.03	–		0.03	(0.03)	(0.03)	1.00
Year ended 05/31/05	1.00	0.01	–		0.01	(0.01)	(0.01)	1.00
Tax-Exempt Money Market Fund
Institutional Class – Shares
Year ended 05/31/09(g)	1.00	0.01	–	(a)	0.01	(0.01)	(0.01)	1.00
Year ended 05/31/08	1.00	0.02	–	(a)	0.02	(0.02)	(0.02)	1.00
Year ended 05/31/07	1.00	0.03	–		0.03	(0.03)	(0.03)	1.00
Year ended 05/31/06	1.00	0.02	–		0.02	(0.02)	(0.02)	1.00
Year ended 05/31/05	1.00	0.01	–		0.01	(0.01)	(0.01)	1.00

26	|	Financial Highlights

Total Return (%)	Net Assets at End of Year (000’s)	Ratio of Expenses to Average Net Assets After Waiver (%)(d)		Ratio of Net Investment Income to Average Net Assets (%)	Ratio of Expenses to Average Net Assets Before Waiver (%)(b)(d)

1.44	$485,344	0.43	(c)(e)	1.47	0.47	(c)(e)
4.16	663,953	0.40	(c)	4.11	0.43	(c)
4.98	856,336	0.40	(c)	4.86	0.43	(c)
3.69	769,106	0.40		3.66	0.44
1.64	711,485	0.40		1.64	0.44

1.12	488,455	0.42	(c)(f)	1.07	0.47	(c)(f)
3.85	465,262	0.40	(c)	3.80	0.44	(c)
4.92	489,517	0.40	(c)	4.82	0.43	(c)
3.63	387,391	0.40		3.56	0.45
1.61	383,751	0.40		1.61	0.44

0.95	226,163	0.43	(c)(e)	0.91	0.49	(c)(e)
2.74	241,646	0.40	(c)	2.67	0.47	(c)
3.19	240,138	0.40	(c)	3.18	0.44	(c)
2.46	213,923	0.40		2.38	0.46
1.25	210,168	0.40		1.21	0.46

(a)	Amount rounds to less than $0.005 or $(0.005).
(b)	During the year certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	The effect of any custody credit on the ratio is less than 0.01%.
(d)	In certain years, the effect of any interest expenses as a result of using the line of credit is less than 0.01%.
(e)	The effect of participating in the Money Market Government Insurance Program on expenses for the year ended 05/31/09 was 0.03%.
(f)	The effect of participating in the Money Market Government Insurance Program on expenses for the year ended 05/31/09 was 0.02%.
(g)	Net investment income per share is based on average shares outstanding for the year.

Financial Highlights	|	27

PNC Funds, Inc.

Notice of Privacy Policy & Practices

The funds recognize and respect the privacy concerns and expectations of our customers1.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

>	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

>	Account History, including information about the transactions and balances in a customer’s accounts; and

>	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information2

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

>	As Authorized — if you request or authorize the disclosure of the information.

>

As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

>

Under Joint Agreements — The funds may also share information with companies that perform marketing services on their behalf or to other financial institutions with whom the funds have joint marketing agreements.

Security of Customer Information

The funds require service providers to the funds:

>	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

>	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds.

Please call 1-800-551-2145 if you have any questions concerning this Notice, or about the funds in general.

[1]	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds shares.
[2]	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Not a part of this Prospectus

For more information

You will find more information about the funds in the following documents:

Annual and Semi-Annual Reports  The funds’ annual and semi-annual reports contain more information about the funds. The funds’ annual report contains a discussion about the market conditions and investment strategies that had a significant effect on the funds’ performance during the last fiscal year.

Statement of Additional Information (SAI)  The SAI contains detailed information about the funds and their policies. It is incorporated by reference into and legally considered to be part of this prospectus.

You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 800-551-2145 or writing to:

PNC Funds

Mutual Fund Administration

Two Hopkins Plaza

Baltimore, MD 21201

800-551-2145

www.pncfunds.com

If you buy your shares through a financial adviser, you may contact your adviser for more information.

You may review and obtain copies of the funds’ documents by visiting the SEC’s Public Reference Room in Washington, DC. You may also obtain copies of the funds’ documents after paying a duplicating fee by writing the SEC’s Public Reference Section, 100 F Street, N.E. Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330.

Reports and other information about the funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

SEC File Number: 811-05782

Distributor: PNC Fund Distributor, LLC

© 2009 PNC Mutual Funds	INST 09

PNC FUNDS, INC.

Class A Shares, Class C Shares and Institutional Shares

Statement of Additional Information

September 30, 2009

Money Market Funds	Bond Funds	Equity Funds
Prime Money Market Fund Government Money Market Fund Tax-Exempt Money Market Fund	Limited Maturity Bond Fund Total Return Bond Fund Maryland Tax-Exempt Bond Fund Tax-Exempt Limited Maturity Bond Fund National Tax-Exempt Bond Fund	Capital Opportunities Fund International Equity Fund Diversified Real Estate Fund

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectuses dated September 30, 2009, as supplemented (each a “Prospectus”), for Class A, Class C and Institutional Shares of the mutual funds listed above (each a “Fund”), each of which is a series of PNC Funds, Inc. (the “Company”). This SAI is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of any Fund should be made solely upon the information contained herein.

Copies of the Prospectuses, as well as the Company’s Annual Report to Shareholders dated May 31, 2009 (the “Annual Report”), may be obtained without charge by calling 1-800-551-2145 or by writing PNC Funds, Inc., c/o PNC Global Investment Servicing (U.S.) Inc., P.O. Box 9770 Providence, RI 02860. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

The audited financial statements and financial highlights included in the Annual Report and the related report of the independent registered public accounting firm of the Company, contained in the Annual Report, are incorporated herein by reference in the section “Financial Statements.” No other portions of the Annual Report are incorporated herein by reference.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by, The PNC Financial Services Group, Inc. or its affiliates, and such shares are not federally insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Investment in the Funds involves investment risks, including possible loss of principal. While each Money Market Fund will attempt to maintain its net asset value per share at $1.00, it is possible to lose money by investing in these Funds. You could also lose money by investing in one of the other Funds. In addition, the dividends paid by a Fund will go up and down.

PNC Capital Advisors, LLC, a wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and administrator to the PNC Funds, is paid fees for its services, and is not affiliated with PNC Fund Distributor, LLC, the Funds’ distributor.

PNC FUNDS, INC.

PNC Funds, Inc. is a Maryland corporation that commenced operations on July 21, 1989 as an open-end management investment company.

INVESTMENT POLICIES AND RISKS

Classification

This SAI refers at times to the Equity Funds and Bond Funds as the “Non-Money Market Funds.” The Maryland Tax-Exempt Bond Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”) and all of the other Funds are classified as diversified under the 1940 Act.

Investment Strategies and Risks

The investment objective, principal investment strategies and principal risks of each Fund are described in the Prospectuses. The following paragraphs provide a brief description of some of the types of securities in which the Funds may invest in accordance with their investment objective, policies and limitations, including certain transactions the Funds may make and strategies they may adopt. The Funds’ investments in the following securities and other financial instruments are subject to the investment policies and limitations described in the Prospectuses and this SAI. The following also contains a brief description of the risk factors related to these securities. The Funds may take advantage of other investment practices that presently are not contemplated for use by the Funds or that currently are not available but that may be developed, to the extent such investment practices are both consistent with a Fund’s investment objective and are legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described in a Fund’s Prospectus and this SAI.

PNC Capital Advisors, LLC, each Fund’s investment adviser (“PNC Capital” or “Adviser”), and, with respect to the International Equity Fund, this Fund’s sub-advisers (each a “Sub-Adviser”) use a range of investments and investment techniques in seeking to achieve a Fund’s investment objective. (In this SAI, the term “Adviser” refers to PCA or any Sub-Adviser, as applicable.) All Funds do not use all of the investments and investment techniques and related risks that are described in the Prospectuses and this SAI.

Equity Securities

The Capital Opportunities Fund, International Equity Fund and Diversified Real Estate Fund invest in equity securities. An equity security represents ownership interest in a company in the form of common stock or preferred stock, or with respect to the Capital Opportunities Fund, securities convertible into common stock. It is the risk-bearing part of the company’s capital and contrasts with debt capital, which is usually secured and has priority over shareholders if the company becomes insolvent and its assets are distributed. To the extent that a Fund invests in equity securities, the Fund is subject to equity market risk. That is, the possibility exists that common stocks will decline over short or even extended periods of time. Both the U.S. and foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. Therefore, the net asset value per share (“NAV”) of each Equity Fund may fluctuate with movements in the equity markets.

Debt Securities

Each of the Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

The Prime Money Market Fund may invest in obligations issued by state and local governmental bodies.

Under normal circumstances, the Capital Opportunities Fund may invest up to 25% of its net assets in debt securities. These securities will either be issued or guaranteed by the U.S. government, its agencies or instrumentalities or will be debt obligations that at the time of purchase carry one of the three highest ratings assigned by a nationally recognized statistical rating agency (each a “Rating Agency”). Investments may also be made in unrated debt obligations that the Adviser has determined to be of comparable quality. Up to 10% of such Fund’s total assets may be invested in convertible securities that are rated at the time of purchase in the fourth highest rating category or lower by one or more Rating Agencies.

To the extent that a Fund invests in fixed income securities, its holdings of such securities are sensitive to changes in interest rates and the interest rate-environment. Generally, the market value of fixed income securities (including municipal obligations) can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and in periods of rising interest rates the market value will tend to decrease. In periods of declining interest rates, the yields of investment portfolios comprised primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower.

Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund’s NAV.

Foreign Securities

The International Equity Fund may invest in the securities of issuers located in any foreign country. Although the Fund will invest primarily in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the Fund’s NAV will fluctuate with U.S. dollar exchange rates, as well as with price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the prices of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s securities in their local markets. In addition to favorable and unfavorable currency exchange-rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in developing countries and fledgling democracies. The risks of expropriation, nationalism and social, political and economic instability are greater in those countries than in more developed capital markets.

The International Equity Fund may invest in a wide variety of international equity securities issued anywhere in the world, normally excluding the United States.

Although the International Equity Fund normally invests primarily in equity securities, it may increase its cash or non-equity position when the Adviser is unable to locate investment opportunities with desirable risk/reward characteristics. The International Equity Fund may invest in preferred stocks that are not convertible into common stock, government securities, corporate bonds and debentures, including high-risk and high-yield debt instruments (but in no event will an amount exceeding 10% of the Fund’s total assets be invested in such high-risk/high-yield securities), high-grade commercial paper, certificates of deposit or other debt securities when the Adviser perceives an opportunity for capital growth from such securities or so that the International Equity Fund may receive a return on idle cash. The International Equity Fund intends to limit its investments in debt securities to securities of U.S. companies, the U.S. government, foreign governments, domestic or foreign governmental entities and supranational organizations such as the European Economic Community and the World Bank. When the International Equity Fund invests in such securities, investment income may increase and may constitute a large portion of the return of the Fund but, under these certain circumstances, the International Equity Fund would not expect to participate in market advances or declines to the extent that it would if it remained fully invested in equity securities.

The Total Return Bond Fund may invest in Brady Bonds, which are securities issued in various currencies (primarily the U.S. dollar) that have been created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructurings under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market for Latin American debt instruments. Brady Bonds are neither issued nor guaranteed by the U.S. government. Investments by the Fund in Brady Bonds are subject to the Fund’s limitation on foreign investments.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”).

As a non-principal investment strategy, the Capital Opportunities Fund may invest up to 25% of its total assets in foreign debt securities. In addition, the Capital Opportunities Fund’s investment in Depositary Receipts denominated in U.S. dollars and traded in the U.S. is not counted against its limitation with respect to investing in foreign securities.

There are risks and costs involved in investing in securities of foreign issuers (including foreign governments), which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may involve risks associated with the level of currency exchange rates, less complete financial information about the issuer, less market liquidity and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible difficulty in taking appropriate legal action in a foreign court, the possible establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of dividends or principal and interest on foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

This change may significantly impact the European capital markets in which the International Equity Fund invests and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund’s NAV.

REITs

The Diversified Real Estate Fund invests in real estate investment trusts (“REITs”). REITs are corporations or business trusts that invest in real estate, mortgages or real estate-related securities. REITs are often grouped into three investment structures: equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest in and own real estate properties. Their revenues come principally from rental income of their properties. Equity REITs provide occasional capital gains or losses from the sale of properties in their portfolio. Mortgage REITs deal in investment and ownership of property mortgages. These REITs typically loan money for mortgages to owners of real estate, or invest in existing mortgages or mortgage backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.

Although the Diversified Real Estate Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT’s performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws.

Changes in interest rates could affect the performance of REITs. In general, during periods of high interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT’s performance.

Such factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Under certain circumstances the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See “Additional Information Concerning Taxes” below.

Although the Fund expects to invest primarily in the common stocks of companies principally engaged in the real estate business, it may also invest in preferred stocks, investment grade debt obligations, convertible securities (including investment grade bonds and preferred stocks) and warrants. Debt obligations that carry one of the four highest ratings assigned by a Rating Agency are considered to be investment grade.

Quality and Maturity – Money Market Funds

All securities acquired by the Money Market Funds will be determined at the time of purchase by the Adviser, pursuant to guidelines approved by the Company’s Board of Directors (the “Board”), to present minimal credit risks and will be “Eligible Securities” as defined by the Securities and Exchange Commission (“SEC”). Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in one of the two highest rating categories assigned by at least two Rating Agencies (or one Rating Agency if the security is rated by only one Rating Agency), or (ii) are comparable in priority and security with short-term debt of the issuer that has been rated in one of the two highest rating categories by two Rating Agencies, and (b) securities that are unrated (including securities of issuers that have no short-term debt ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board. Certain Money Market Funds may have higher credit requirements for certain types of Eligible Securities which are described with the discussion of the security. In accordance with current SEC regulations, the Prime Money Market Fund intends to invest no more than 5% of its total assets in securities, other than U.S. Government securities, that are rated at the time of purchase within the second highest rating category assigned by one or more Rating Agencies (including securities that are unrated but determined by the Adviser to be of comparable quality). See Appendix A for a description of the Rating Agencies’ various rating categories.

Each Money Market Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 90 days. In no event will a Money Market Fund purchase securities that mature more than 397 days from the date of purchase (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements). Securities in which the Money Market Funds invest may not earn as high a level of income as longer-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

Government Obligations and Money Market Instruments

Each Fund may invest in securities issued or guaranteed by the U.S. government, including but not limited to direct U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. government agencies and instrumentalities. Examples of the types of U.S. government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the “World Bank”), and Resolution Trust Corporation.

Obligations of certain agencies and instrumentalities, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer’s right to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the entity’s obligations; still others, such as those of FHLMC, are backed solely by the issuer’s credit. There is no assurance that the U.S. government would provide support to a U.S. government-sponsored entity were it not required to do so by law.

Certain U.S. government obligations held by the Money Market Funds may be variable or floating rate instruments. Others may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par value.

Each Fund except the Government Money Market Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). Each Fund except the International Equity Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund’s total assets at the time of purchase. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts in excess of 5% of its net assets.

Taxable commercial paper purchased by each Fund will be rated at the time of purchase within the highest rating category assigned by a Rating Agency (tier one with respect to the Capital Opportunities Fund). Corporate bonds purchased by the Funds, except the Limited Maturity Bond Fund and Total Return Bond Fund, with remaining maturities of thirteen months or less will be rated at the time of purchase within the highest rating category (two highest rating categories with respect to the Prime Money Market Fund and four highest rating categories with respect to the Capital Opportunities Fund) assigned by a Rating Agency. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments. The Prime Money Market Fund may also invest in short-term, high quality, U.S. dollar-denominated corporate debt obligations of foreign issuers where the Adviser deems the investments to present minimal credit risks.

Investing in U.S. government obligations and money market instruments is a non-principal investment strategy for the Bond Funds and the Equity Funds.

Variable and Floating Rate Instruments

Each Fund may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rates. Unless guaranteed by the U.S. government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by a Money Market Fund must permit the Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days’ notice. Because of the absence of a market in which to resell a variable or floating rate instrument, a Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

The Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining weighted average portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. government or any agency thereof that has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

Variable and floating rate demand instruments acquired by the Tax-Exempt Money Market, Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds (the “Tax-Exempt Funds”) may include participations in municipal obligations purchased from financial institutions, primarily banks. Participation interests provide a Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days’ notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund involved. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit, and issuing the repurchase commitment.

Investing in variable and floating rate instruments is a non-principal investment strategy for every Fund other than the Tax-Exempt Bond Funds.

Municipal Obligations

The Tax-Exempt Funds will invest primarily in municipal obligations. The Capital Opportunities, Prime Money Market, Limited Maturity Bond and Total Return Bond Funds (each a “taxable Fund”) also may invest from time to time in municipal obligations. Municipal obligations may be advantageous for a taxable Fund when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid by a taxable Fund that come from interest on municipal obligations will be taxable to shareholders.

Municipal Obligations include bonds and other debt obligations issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states. In most cases, the interest attributable to a municipal obligation is excluded from gross income for Federal income tax purposes and any applicable state and local taxes. Municipal obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of municipal obligations are issued by or on behalf of public authorities to finance various privately owned or operated industrial or commercial facilities, although the current Federal tax laws place substantial limitations on the issuance of private activity bonds. The interest on Municipal Bonds may bear a fixed rate or be payable at a variable or floating rate. The two main types of Municipal Bonds are “tax-backed” and “revenue” or “special obligation” bonds, which latter category includes private activity bonds (or “industrial development bonds” under pre-1986 law). Tax-backed bonds, including general obligation bonds, dedicated tax bonds and municipal leases, are repaid by tax revenues of a municipality. Revenue bonds are repaid by revenues generated from a municipal enterprise or a specified privately owned or operated facility.

Taxable Obligations. While the Tax-Exempt Funds have no intention of investing in securities whose interest is taxable, each Fund may, for temporary purposes or otherwise, invest a portion of its assets in fixed-income obligations whose interest is subject to either federal income taxes or, for the Maryland Tax-Exempt Bond Fund, state income taxes. Should a Tax-Exempt Fund invest in taxable obligations, it would do so subject to the credit quality standards for that Fund described in the prospectus.

Tax-Backed Bonds

General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Dedicated tax bonds are tax-backed municipal obligations that are secured by a limited pledge of a specified tax such as property, sales, income or motor vehicle taxes or fees. Unlike general obligation bonds, dedicated tax bonds do not contain provisions for the utilization of an issuer’s unlimited taxing power. Municipal leases, also referred as certificates of participation (“COPs”), are tax-backed obligations issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations may be secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. To the extent that these securities are illiquid, they will be subject to each Fund’s limitation on investments in illiquid securities described below. The ability to re-pay tax-backed debt of any governmental entity may be limited by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on Federal or state aid, access to capital markets or other factors beyond the municipality’s control. Accordingly, the capacity of the issuer of a tax-backed bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base.

Revenue Bonds

Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source such as payments from the user of the facility being financed; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue bond is a function of the economic viability of such facility or such revenue source.

Private activity bonds, a category of revenue bonds, are, in most cases, tax-exempt securities issued by states, municipalities or public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, an investor should understand that repayment of such bonds generally depends on the revenues of a private entity and be aware of the risks that such an investment may entail. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed. Each of the Tax-Exempt Funds may invest in municipal obligations that are private activity bonds the interest on which is subject to the federal alternative minimum tax. Investments in such securities will be subject to each Tax-Exempt Fund’s 20% net asset limitation on taxable investments. When a Tax-Exempt Fund’s assets are concentrated in obligations payable from revenues on similar projects or in industrial development bonds, the Tax-Exempt Fund will be subject to the particular risks (including legal and economic conditions) presented by such securities to a greater extent than it would be if its assets were not so concentrated. Payment of municipal obligations held by a Tax-Exempt Fund relating to certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of a mortgage or deed of trust may be delayed and the amount of the proceeds received may not be enough to pay the principal and accrued interest on the defaulted municipal obligations. The Tax-Exempt Money Market Fund will not invest in such bonds where the payment of principal and interest are the responsibility of a company (including predecessors) with less than three years of continuous operation.

Conduit Obligations

Conduit obligations are bonds issued by a municipality or instrumentality of a municipality, which are secured by an entity other than the issuer. Proceeds of these bonds are loaned by the issuer to another municipality or a private corporation, and the issuer’s obligation to repay is limited to the revenue it receives from the borrower. Common types of conduit bonds include hospital and other healthcare, college and university revenue bonds. Adverse developments affecting the borrower with respect to a conduit bond held by a Fund could have an adverse effect on the Fund’s portfolio and the value of its shares.

Municipal Credit Enhancement

The credit quality of a municipal obligation may be enhanced by an agreement by a financial institution or another municipality to either guarantee or support the repayment of debt service is the municipal issuer is unable to fulfill its obligation to pay principal or interest. The most common type of credit enhancement is provided by a municipal bond insurance policy. The policy guarantees the bond’s scheduled payment of interest and repayment of principal. The municipal bond insurance policy may be obtained either by the issuer at the time of sale or by the owner of the bonds after the bond has been issued.

As municipal bond insurance guarantees only the par amount of principal and scheduled interest payments, it does not guarantee the price of a bond nor the prepayment of a bond, the share price of a fund holding insured municipal securities may fluctuate. As a significant portion of outstanding obligations in the municipal bond market is insured by a small number of insurance companies, an event impacting the credit quality of one or more bond insurers could have an adverse impact on the value of municipal obligations that are insured.

There are a number of state programs that have been created to increase the credit quality of municipal obligations issued by local governments or state agencies. Under the state credit enhancement programs, a state may pledge its general obligation authority or a specified revenue source to pay all or a portion of principal and interest if the local issuer is unable to fulfill its obligation to pay principal and interest on the bonds. As credit enhancement does not guarantee the price of a bond nor does it guarantee prepayment of a bond, the share price of a fund holding credit enhanced municipal securities may fluctuate.

Another type of credit enhancement is provided by a moral obligation pledge from a state or municipality. If an issuer of a moral obligation bond is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality that has provided moral obligation support for the bonds.

Prerefunded Bonds

Prerefunded bonds are bonds that have been refunded prior to the maturity of principal and remain outstanding in the municipal market. The payment of principal and interest is funded from securities in a designated escrow account that holds securities issued by the United States Treasury or agencies of federal government, or other high-grade securities. As the payment of principal and interest is generated from securities held in an escrow account, the pledge of the municipality has been fulfilled and the original pledge of revenue is no longer in place. As securities held in the escrow fund pledged to pay the principal and interest of the prerefunded bond does not guarantee the price of a bond, the share price of a fund holding prerefunded municipal securities may fluctuate.

Municipal Notes and Commercial Paper

Municipal notes and municipal commercial paper are issued to provide interim financing in anticipation of tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated taxes or proceeds, repayment on the note or commercial paper may be delayed or the note may not be fully repaid, and a Fund may lose money. Municipal commercial paper may be unsecured and issued to meet short-term financing needs. The lack of security presents some risk of loss to a Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

The Tax-Exempt Funds may also make privately arranged loans to municipal borrowers. Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by these Funds. Such loans may be secured or unsecured and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. To the extent these securities are illiquid, they will be subject to each such Fund’s limitation on investments in illiquid securities.

Municipal obligations purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions that are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by a Fund could have an adverse effect on the Fund’s portfolio and the value of its shares. As described above under “Government Obligations and Money Market Instruments,” foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

The payment of principal and interest on most municipal obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate “issuer” as that term is used in the Prospectus and this SAI. The non-governmental user of facilities financed by private activity bonds is also considered to be an “issuer.”

An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

In most cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Company and the Adviser rely on these opinions and do not intend to review the bases for them. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor’s federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see “Additional Information Concerning Taxes”). Moreover, with respect to Maryland municipal obligations, the Maryland Tax-Exempt Bond Fund cannot predict what legislation, if any, may be proposed in the Maryland legislature concerning the Maryland income tax status of interest on such obligations, or what proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally, or Maryland municipal obligations specifically, for investment by a Fund and the liquidity and value of a Fund’s portfolio. In such an event, the Company would reevaluate the investment objectives and policies of such Funds.

Maryland Municipal Obligations

The Maryland Tax-Exempt Bond Fund is classified as a “non-diversified” portfolio. The investment return on a non-diversified portfolio is typically dependent upon the performance of a smaller number of securities than a diversified portfolio and the change in value of any one security may have a greater impact on the value of a non-diversified portfolio. A non-diversified portfolio may therefore be subject to greater fluctuations in NAV. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with a similar objective.

The Maryland Tax-Exempt Bond Fund usually invests at least 80% of its net assets (which includes any borrowings for investment purposes) among the principal types of investment grade municipal obligations issued by the State of Maryland, its agencies, counties, municipalities, taxing districts and other political subdivisions. Risks associated with such municipal obligations vary by type. For example, factors affecting the local economy of a particular county or city may affect the investment quality of that county’s or city’s general obligation bonds without necessarily affecting the investment quality of the general obligation bonds of the State of Maryland. Limited obligation revenue bonds may fluctuate in investment quality due to economic factors affecting only the particular revenue stream. For example, a downturn in the Maryland healthcare sector or a downturn for a specific healthcare borrower might affect the investment quality of Maryland hospital revenue bonds generally or might only affect a specific healthcare revenue bond issue. For another example, a sharp change in prevailing mortgage interest rates could affect the investment quality of housing mortgage revenue bonds. Risks associated with any type of municipal obligations may be significantly reduced when such bonds have been pre-refunded, or if such bonds are insured. Following is a general overview of the types of municipal bonds held by the Maryland Tax-Exempt Bond Fund, together with a discussion of some economic risks affecting such bonds.

As of May 31, 2009, the Maryland Tax-Exempt Bond Fund had significant holdings in:

•	General obligation bonds issued by the State of Maryland, its counties, its cities and certain other agencies;

•	Revenue bonds backed by certain public facility, transportation or special tax revenue;

•	Revenue bonds issued on behalf of private charitable hospital or healthcare corporations;

•	Revenue bonds issued by or on behalf of state and private colleges and universities; and

•	Housing revenue bonds.

State and local economic conditions may affect the investment quality and value of bonds held by the Maryland Tax-Exempt Bond Fund. Following is a brief description of state-wide economic conditions derived from information released on August 5, 2009, relating to issues of State of Maryland general obligations and does not purport to be a complete description.

The State of Maryland has a population of approximately 5.6 million, with employment based largely in services, trade, and government. Those sectors, along with finance, insurance, and real estate, are the largest contributors to the gross state product, according to the U.S. Department of Commerce, Bureau of Economic Analysis. Population is concentrated around the Baltimore and Washington, D.C. primary metropolitan statistical areas and proximity to Washington D.C. influences the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole. Annual unemployment rates have been below those of the national average for each of the last 20 years. The unemployment figure for 2008 was 4.4% compared to a national rate for the same period of 5.8%. In June 2009 the rates had increased to 7.3% in Maryland and 9.5% in the United States. Total employment increased by 6.7% between 1999 and 2008. The State’s per capita personal income was the sixth highest of the 50 states in 2008, according to the U.S. Department of Commerce, Bureau of Economic Analysis, at 121% of the national average.

Industry specific conditions may affect the investment quality and value of revenue bonds. This paragraph discusses some of the major economic factors affecting the principal types of revenue bonds currently held by the Maryland Tax-Exempt Bond Fund. Water and sewer revenues are affected by trends in population, new construction and weather. Transportation facility revenues are affected by economic conditions generally and by special factors such as rising energy prices. Revenues from private healthcare corporations and hospitals are subject to federal and state regulatory restrictions, Maryland State rate regulation and fluctuations in federal and state reimbursement rates for Medicare and Medicaid. The revenues of private colleges and universities are affected by enrollment demand and cost pressures. Enrollment demand fluctuates with changes in the population of college bound persons and with the state of the economy. Housing revenue bonds are affected by the pace of housing starts, sales and refinancings, and by the levels of mortgage rates generally and local housing demand.

To reduce risk, the Maryland Tax-Exempt Bond Fund allocates its investments among the various types of Maryland state and municipal obligations, evaluates the potential risks and rewards of all securities purchased, does not invest in below-investment grade bonds, and includes some insured and pre-refunded bonds in its portfolio.

Stand-By Commitments

Investing in stand-by commitments is a non-principal strategy for all Funds other than the Tax-Exempt Funds. Stand-by commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to that Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund.

There can be no assurance that the securities subject to a stand-by commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period. The purchase of a security subject to a stand-by commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the stand-by commitment.

Under a stand-by commitment for a Municipal Obligation, a dealer agrees to purchase at the Fund’s option a specified Municipal Obligation at a specified price. Stand-by commitments for Municipal Obligations may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved. It is expected that such stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for such a stand-by commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment for Municipal Obligations (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments for Municipal Obligations held by a Fund will not exceed ½ of 1% of the value of such Fund’s total assets calculated immediately after each stand-by commitment is acquired.

Stand-by commitments will only be entered into with dealers, banks and broker-dealers which, in the Adviser’s or a Sub-Adviser’s opinion, present minimal credit risks. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and not to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments will be valued at zero in determining net asset value. Accordingly, where a Portfolio pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Portfolio and will be reflected as a realized gain or loss when the commitment is exercised or expires.

Investing in stand-by commitments is a non-principal strategy for all Funds other than the Tax-Exempt Funds.

Convertible Securities

The Capital Opportunities, International Equity, Diversified Real Estate and Total Return Bond Funds may purchase convertible securities. These securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of a Fund’s portfolio as to issuers; and the ratings of the securities. Since Rating Agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

Investing in convertible securities is a non-principal strategy for the International Equity, Diversified Real Estate and Total Return Bond Funds.

Asset-Backed Securities

The Prime Money Market, Limited Maturity Bond and Total Return Bond Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. Mortgage debt is a type of asset-backed security. The Prime Money Market Fund may invest in asset-backed securities that are rated at the time of purchase within the highest rating category assigned by one or more Rating Agencies and that have remaining maturities of 397 days or less. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

The secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. For this reason, under certain circumstances, such instruments may be considered illiquid securities subject to each Fund’s limitation on illiquid investments described below under “Fundamental Limitations.”

Non-mortgage asset-backed securities, such as home equity loans, involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Mortgage-Related Securities

The Diversified Real Estate, Limited Maturity Bond and Total Return Bond Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies and private issuers. Investing in mortgage-backed securities is a non-principal strategy for the Diversified Real Estate Fund. Such securities may include collateralized mortgage obligations (“CMOs”) and U.S. government stripped mortgage-backed securities (“SMBS”).

CMOs are a type of bond issued by non-governmental entities that provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

SMBS represent beneficial ownership interests in either periodic principal distributions (“principal-only”) or interest distributions (“interest-only”) on mortgage-backed certificates issued by a U.S. government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificate.

The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of rising interest rates, the rate of prepayment tends to decrease. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund’s principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBS may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders. FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “Pcs”). Freddie Mac is a government-sponsored organization owned entirely by private shareholders. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

A Fund may purchase in the secondary market (i) certain mortgage pass-through securities packaged by National City Bank and PNC Bank (collectively, “PNC Bank”) or Midland Loan Services, Inc. (“Midland”) a wholly-owned subsidiary of PNC Bank, National Association (“PNC Bank”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, Midland, PNC Bank or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Bank, Midland, PNC Bank or their affiliates. PNC Bank or its affiliates may make certain representations and warranties relating to the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is inaccurate, then the holders of the mortgage-backed securities could trigger an obligation of PNC Bank or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Bank or its affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

Below-Investment Grade Debt Securities (“Junk Bonds”).

The ratings assigned by each Rating Agency are representations of their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The International Equity, Limited Maturity Bond, Total Return Bond, Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may invest in below-investment grade debt securities. Issuers of below-investment grade or non-rated securities that Adviser deems to be below-investment grade (“high yield” securities, commonly known as “junk bonds”) may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of below-investment grade securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Below-investment grade securities frequently have call or redemption features that would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

A Fund may have difficulty disposing of certain below-investment grade securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for investment grade securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular issues when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

Repurchase Agreements

Each Fund except the Tax-Exempt Funds may buy portfolio securities subject to the seller’s agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations. The Funds will enter into repurchase agreements only with financial institutions the Adviser deems creditworthy, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller.

Reverse Repurchase Agreements

Each Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, a Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Funds would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

When-Issued Purchases and Forward Commitments

Each Fund may purchase securities on a “when-issued” basis and may enter into a “forward commitment” to purchase or sell securities. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Funds do not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When a Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund’s custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account as instructed by the Adviser. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund’s liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Funds expect that their commitments to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of their total assets. In the case of a forward commitment to sell portfolio securities, the Fund’s custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When a Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Fund’s NAV starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets, and fluctuations in the value of the underlying securities are not reflected in such Fund’s NAV as long as the commitment remains in effect.

Other Investment Companies

In connection with the management of its daily cash position, each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities, whether taxable or tax-exempt, and that seek to maintain a $1.00 NAV, i.e., “money market” funds. In addition, each Non-Money Market Fund may invest in securities issued by other non-money market investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations.

The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. Pursuant to the limits prescribed by the 1940 Act, for investments in money market funds, the Funds may exceed the above-stated 5% and 10% investment restrictions.

Investing in other investment companies is a non-principal strategy for all the Funds. The funds may invest in other registered investment companies such as exchange-traded funds, mutual funds and closed-end funds. Investment companies include “closed-end funds,” which are funds that issue a fixed number of shares to the public in an initial public offering, after which time shares in the fund are bought and sold on a stock exchange. The fund is not obligated to issue new shares or redeem outstanding shares. Because investments in closed-end funds represent interests in another investment company, such investments are subject to the 1940 Act’s limitations on investments in other investment companies.

Exchange-Traded Funds (“ETFs”).

The Capital Opportunities Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”), Standard & Poor’s MidCap 400 Depositary Receipts (“MidCap SPDRs”) and The Dow Industrials DIAMONDS (“DIAMONDS”), all of which are ETFs. SPDRs represent ownership in the SPDR Trust, a long-term unit investment trust that holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a long-term unit investment trust that holds a portfolio of common stocks that is intended to tract the performance and dividend yield of the Standard & Poor’s MidCap 400 Index. DIAMONDS represent ownership in the DIAMONDS Trust, a long-term unit investment trust that holds a portfolio of common stocks that is intended to track the performance and yield of the Dow Jones Industrial Average. Because investments in SPDRs, MidCap SPDRs and DIAMONDS represent investments in unit investment trusts, such investments are subject to the 1940 Act’s limitations on investments in other investment companies.

The Capital Opportunities Fund also may invest in another type of ETF known as Russell 2000 ® Growth Index iSharessm, which are shares of an investment company that is intended to track the performance and dividend yield of the Russell 2000 ® Growth Index. Because investments in iSharessm represent interests in another investment company, such investments are subject to the 1940 Act’s limitations on investments in other investment companies.

Lending Portfolio Securities

Each Fund except the Tax-Exempt Funds may lend its portfolio securities to broker-dealers and other institutions as a means of earning additional income. Although securities loans will be fully collateralized, such loans present risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the judgment of the Adviser, the income to be earned from the loans justifies the attendant risks. The return on invested cash collateral will result in gains or losses for the funds.

When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and also earns income on the loans. Any cash collateral received by a Fund in connection with such loans will be invested in short-term money market obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted if a material event affecting the investment occurs. Each Fund listed above will limit its securities lending to 33 1/3% of the Fund’s total assets. Fees attributable to securities lending activities are subject to special rules under the Internal Revenue Code of 1986, as amended (the “Code”).

Depositary Receipts

The International Equity Fund may invest up to 100% of its total assets, the Capital Opportunities, Limited Maturity Bond and Total Return Bond Funds each may invest up to 25% of its total assets, and the Equity Income and Equity Growth Funds each may invest up to 20% of its net assets in sponsored ADRs, EDRs, GDRs and similar securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign issuer. EDRs, which are sometimes referred to as Continental Depositary Receipts or CDRs, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of underlying foreign or U.S. securities. GDRs are depository receipts structured similarly to EDRs and are issued and traded in several international financial markets. GDRs are designed for trading in non-U.S. securities markets. These instruments may not be denominated in the same currency as the securities they represent. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Derivative Instruments

Certain of the Funds may purchase “derivative” instruments as described below under various headings.

Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, “stripped” securities and various floating rate instruments).

Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Adviser will evaluate the risks presented by the derivative instruments purchased by a Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund’s investment objective. It is possible, however, that the evaluations of the Adviser will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

Participation Certificates

The International Equity Fund may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Fund purchases the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

Foreign Currency Exchange Contracts

The Capital Opportunities, International Equity, Limited Maturity Bond and Total Return Bond Funds may from time to time enter into forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies relating to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund involved to establish a rate of exchange for a future point in time. A Fund may enter into forward foreign currency exchange contracts when deemed advisable by the Adviser under three circumstances.

First, when entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S. dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received. This is sometimes referred to as “transaction hedging”.

Second, when the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. This is sometimes referred to as “position hedging”. The Funds do not intend to enter into forward contracts for position hedging purposes on a regular or continuing basis.

Third, when the Adviser selects to move closer to its “benchmark” weighting in a particular currency, the Adviser may select to sell US dollars forward for a particular foreign currency. Such a transaction is conducted to reduce or eliminate an underweighted position in a currency relative to a “benchmark” when purchasing underlying equities denominated in that currency is not advisable by the Adviser.

None of the Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains that might result from increases in the value of such currency. In addition, the Funds will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A Fund’s custodian will place in a separate account cash or liquid portfolio securities in an amount equal to the value of such Fund’s assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. For a discussion of the federal tax treatment of forward contracts, see “Additional Information Concerning Taxes.”

Investing in foreign currency exchange contracts is a non-principal strategy for the Capital Opportunities, Limited Maturity Bond and Total Return Bond Funds.

Options

The Capital Opportunities, Limited Maturity Bond, Total Return Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may write covered call options, buy put options, buy call options and sell, or “write,” secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

A listed call option for a particular security gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

When a Fund writes a call option on a security, the option is “covered” if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or liquid securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

A Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series that will permit the Fund to make a closing purchase transaction in order to close out its position.

When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by a Fund will not exceed 5%, and options written by a Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of any Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Currency-Related Options

From time to time the International Equity Fund may use the investment techniques identified below. It is the Fund’s current intention that no more than 5% of its net assets will be at risk in the use of any one of such investment techniques, except that a different limitation applies to writing foreign currency call options.

•    Foreign Currency Put Options. The International Equity Fund may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. A put option gives the Fund, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency.

•    Foreign Currency Call Options. A call option written by the International Equity Fund gives the purchaser, upon payment of a premium, the right to purchase from the Fund a currency at the exercise price until the expiration of the option. The Fund may write a call option on a foreign currency only in conjunction with a purchase of a put option on that currency. Such a strategy is designed to reduce the cost of downside currency protection by limiting currency appreciation potential. The face value of such writing may not exceed 90% of the value of the securities denominated in such currency invested in by the Fund to cover such call writing.

•    Unlisted Foreign Currency Put and Call Options. A number of major investment firms trade unlisted currency options that are more flexible than exchange-listed options with respect to strike price and maturity date. These unlisted options generally are available on a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the International Equity Fund’s limitation on investments in illiquid securities.

Futures and Related Options on Futures Contracts

The Capital Opportunities, International Equity, Total Return Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. The Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may enter into interest rate swaps futures contracts for hedging purposes. Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index.

The International Equity Fund may also enter into interest rate futures contracts, other types of financial futures contracts (such as foreign currency futures contracts, which are similar to forward foreign currency contracts described above) and related futures options, as well as any index or foreign market futures that are available in recognized exchanges or in other established financial markets. The International Equity Fund may engage in these transactions in order to gain fuller exposure to movements of securities prices or indices pending investment, for hedging purposes, to maintain liquidity or for speculative purposes.

Each of these Funds may also purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that that Fund intends to purchase. Similarly, if the value of a Fund’s portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to earmarking cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of the contract. Such liquid assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

A Fund may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.

Interest Rate Swaps

The Bond Funds may enter into interest rate swap transactions for hedging purposes. Interest rate swaps involve an exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that a Fund’s potential exposure in a transaction involving an interest rate swap is covered by the segregation of cash or liquid portfolio securities, the Fund and the Adviser believe that the transaction does not constitute a senior security under the 1940 Act and, accordingly, will not treat the transaction as being subject to the Fund’s borrowing restrictions.

The Funds will not enter into interest rate swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated A or A-1 or better by Standard and Poor’s or A or P-1 or better by Moody’s Investors Service or, if unrated, is determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the market for other similar instruments that are traded in the interbank market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in interest rate swaps.

The use of interest rate swaps is a highly specialized activity that involves an investment technique and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of interest rates, the investment performance of a Fund would be less favorable than it would have been if this investment techniques were not used.

Rights and Warrants

The Capital Opportunities, International Equity, Diversified Real Estate and Total Return Bond Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security. No Fund intends to invest more than 5% of its net assets in rights and warrants during the current fiscal year.

Custodial Receipts

Custodial receipts may be purchased by the Tax-Exempt Funds. Custodial receipts evidence the right to receive either specific future interest payments, principal payments or both on certain municipal obligations. Such obligations are held in custody by a bank on behalf of holders of the receipts. These custodial receipts are known by various names, including “Municipal Receipts,” “Municipal Certificates of Accrual on Tax-Exempt Securities” or “MCATS,” and “Municipal Zero-Coupon Receipts.”

Illiquid Securities

Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible to dispose of such investments promptly at an acceptable price. Additionally, the absence of a trading market can make it difficult to value a security. For these and other reasons the Funds will not invest more than 15% (10% with respect to each Money Market Fund) of the value of their respective net assets in illiquid securities. Illiquid securities include repurchase agreements and time deposits that do not permit a Fund to terminate them after seven days’ notice, restricted securities (including PIPES), unlisted foreign currency options and other securities, for which market quotations are not readily available. Certain securities that might otherwise be considered illiquid, however, such as some issues of commercial paper and variable amount master demand notes with maturities of nine months or less and securities for which the Adviser has determined pursuant to guidelines adopted by the Board that a liquid trading market exists (including certain securities that may be purchased by institutional investors under SEC Rule 144A) are not subject to this limitation. Investments in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers were no longer interested in purchasing these restricted securities.

Fundamental Limitations

Unless otherwise noted, each Fund’s investment policies are not fundamental and may be changed by the Board at any time without shareholder approval. Each Fund is subject to the following fundamental limitations, which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund’s outstanding shares (as defined below under “Miscellaneous”).

No Fund may:

1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, or, with respect to each Fund other than the International Equity Fund, more than 10% of the issuer’s outstanding voting securities would be owned by the Fund, except that (i) up to 25% of the value of the total assets of each Fund other than the Maryland Tax-Exempt Bond Fund may be invested without regard to these limitations; and (ii) up to 50% of the value of the Maryland Tax-Exempt Bond Fund’s total assets may be invested without regard to these limitations, provided that no more than 25% of the Maryland Tax-Exempt Bond Fund’s total assets may be invested in the securities of any one issuer. For purposes of these limitations, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security will not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund’s total assets.

2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Diversified Real Estate Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, and provided further that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; (ii) with respect to the Money Market Funds only, obligations issued by domestic branches of U.S. banks; and (iii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

3. Borrow money or, with respect to the Non-Money Market Funds, issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% (5% in the case of the International Equity Fund) of the value of its total assets at the time of such borrowing. A Fund (other than the Tax-Exempt Money Market Fund) will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of such Fund’s total assets are outstanding. The Tax-Exempt Money Market Fund will not purchase portfolio securities while any borrowings (including reverse repurchase agreements and borrowings from banks) are outstanding. Securities held by a Non-Money Market Fund in escrow or separate accounts in connection with the Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

4. Purchase or sell real estate, except that (a) each Fund may purchase securities of issuers which deal in real estate; (b) the Tax-Exempt Money Market, Capital Opportunities, Limited Maturity Bond, Total Return Bond, Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may invest in municipal obligations secured by real estate or interests therein; (c) the Non-Money Market Funds may purchase securities which are secured by real estate or interests therein; (d) the Limited Maturity Bond, Total Return Bond and Diversified Real Estate Funds may invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities; and (e) the Diversified Real Estate Fund may sell any real estate it acquires as a result of a default on debt securities held by the Fund.

5. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund’s investment objective, policies, and limitations may be deemed to be underwriting.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that (a) the Tax-Exempt Money Market Fund may purchase put options on municipal obligations; and (b) the Non-Money Market Funds may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

7. Purchase securities of companies for the purpose of exercising control.

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options, if any; and (b) each Non-Money Market Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that (a) each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) each Non-Money Market Fund may enter into futures contracts and related options.

10. Make loans, except that (a) each Fund may purchase and hold debt instruments in accordance with its investment objective and policies; (b) each Fund except the Tax-Exempt Money Market Fund may enter into repurchase agreements with respect to portfolio securities; (c) each Fund except the Tax-Exempt Money Market Fund may lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund’s permitted investments and is equal at all times to at least 100% of the value of the securities loaned; and (d) the Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds may invest in privately arranged loans in accordance with their investment objectives and policies.

In addition, no Money Market Fund may:

1. Knowingly invest more than 10% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons.

2. Issue senior securities, except that, subject to the percentage limitations set forth in Investment Limitation No. 3 above, each Fund may borrow money from banks and enter into reverse repurchase agreements for temporary purposes and pledge assets in connection with any such borrowing.

Except as stated otherwise, if a percentage limitation is satisfied at the time an investment is made, a subsequent increase in that percentage resulting from a change in the value of a Fund’s portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Non-Fundamental Limitations

The following investment policies are not fundamental and may be changed by the Board at any time without shareholder approval. As a matter of non-fundamental policy and in accordance with current regulations of the SEC, the Prime Money Market and Tax-Exempt Money Market Funds intend to subject their entire investment portfolios, other than U.S. government securities, to the 5% limitation described in Investment Limitation No. 1 above. However, in accordance with such regulations, a Fund may invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days, provided the securities are rated at the time of purchase in the highest rating category assigned by one or more Rating Agencies or are determined by the Adviser to be of comparable quality. A Fund may not hold more than one such investment at any one time.

Temporary Defensive Investments

Each Fund may from time to time invest a portion of its assets on a temporary basis (for example, when appropriate municipal obligations are unavailable) or for temporary defensive purposes during periods of unusual market conditions in short-term taxable money market instruments, securities issued by other investment companies which invest in taxable or tax-exempt money market instruments, U.S. government obligations, and other securities as described below under “Principal Risks.” Investments by a Fund in any such taxable instruments will not exceed 20% of the net assets of the Fund, except when made for temporary defensive purposes during periods of unusual market conditions, when up to 100% of the Fund’s assets may be invested in such instruments. Each Fund may also hold uninvested cash reserves pending investment, to meet anticipated redemption requests, or during temporary defensive periods. There is no percentage limitation on the amount of assets, which may be held uninvested by each Fund.

Portfolio Turnover

The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

Under certain market conditions, the Non-Money Market Funds may experience high portfolio turnover rates as a result of their investment strategies. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs that must be borne by the Fund involved and ultimately by its shareholders.

Portfolio turnover rates for the Non-Money Market Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for the Non-Money Market Funds, and each of those Funds may engage in short-term trading to achieve its investment objective.

The significant variance in the portfolio turnover rate in the International Equity Fund for the fiscal year ended May 31, 2009 was due to the addition of another subadvisor. The significant variance in the portfolio turnover rate in the Total Return Bond Fund for the fiscal year ended May 31, 2009 was due to changes in the portfolio management team which occurred in January 2009. The significant variances in the portfolio turnover rates in the National Tax-Exempt Bond Fund and Tax-Exempt Limited Maturity Bond Fund for fiscal year ended May 31, 2008 and May 31, 2007 were due to changes to the portfolio management team which occurred during fiscal year ended May 31, 2008. The significant variances in the portfolio turnover rates in the Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds for the fiscal years ended May 31, 2006 and May 31, 2007 were due to the changes in the Funds’ benchmark during fiscal year end May 31, 2006 and that the Funds were managed to the new benchmarks.

The Money Market Funds do not intend to seek profits through short-term trading. The Money Market Funds’ annual portfolio turnover rates will be relatively high but portfolio turnover is not expected to have a material effect on their net income. The Money Market Funds’ portfolio turnover rates are expected to be zero for regulatory reporting purposes.

Disclosure of Portfolio Holdings

Each Fund views material non-public holdings information as sensitive and limits the dissemination of such information to circumstances in which the recipient has a duty of confidentiality and duty not to trade, in accordance with policies and procedures established by the Board of Directors, as described below. The officers of the Funds will review the adequacy and effectiveness of the policy annually and recommend changes, if any, to the Board of Directors.

1. Each Fund will provide a full list of its holdings as of the end of the Fund’s fiscal quarter in its semiannual and annual reports to shareholders as well as the Form N-Q which is filed with the SEC not later than 60 days after the Fund’s first and third fiscal quarter-end.

2. Each Equity Fund will provide its top ten holdings as of the end of the calendar quarter on the Funds’ web site www.pncfunds.com not later than 30 days after the calendar quarter-end.

3. Each Fund will provide a full list of its holdings as of the end of the calendar quarter on the Funds’ web site www.pncfunds.com not later than 60 days after the calendar quarter end.

Ongoing Arrangements to Disclose Portfolio Holdings

In addition, material non-public holdings information may be provided as part of the normal investment activities of each Fund to the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed: the Adviser, the respective Sub-Advisers, distributor, administrator, sub-administrator, independent auditors; proxy voting agent, fund accountant, pricing agents custodian; securities lending agents; counsel to the Funds or the non-interested Directors; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation. The Funds’ recourse against inappropriate disclosure by certain fiduciaries is limited to a claim that a fiduciary duty to maintain the confidentiality of portfolio information has been breached. The following lists the entities that currently receive material non-public holdings information provided as part of the normal investment activities of each Fund:

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information

Adviser	PNC Capital Advisors, LLC	Daily

Sub-Adviser	Morgan Stanley Investment Management Limited	Daily (International Equity Fund only)

Sub-Adviser	GE Asset Management Inc.	Daily (International Equity Fund only)

Administrator	PNC Capital Advisors, LLC	Daily

Sub-Administrator	PNC Global Investment Servicing (U.S.) Inc.	Daily

Distributor	PNC Fund Distributor, LLC	Daily

Custodian	Fifth Third Bank	Daily

Securities Lending Agent	Credit Suisse First Boston	Daily

Fund Accountant	PNC Global Investment Servicing (U.S.) Inc.	Daily

Independent Registered Public Accounting Firm	Deloitte & Touche LLP	Upon request (as needed for auditing purposes)

Proxy Agent	Institutional Shareholder Services	Monthly

Typesetting Firm and printer for Financial Reports	RR Donnelley	Up to 30 days before distribution to shareholders.

Legal Counsel, for EDGAR filings on Forms N-CSR and Form N-Q	Kramer Levin Naftalis & Frankel LLP	Up to 30 days before filing with the SEC.

Independent Counsel to the Directors, for EDGAR filings on Form N-CSR	K&L Gates LLP	Up to 30 days before filing with the SEC.

Tax Services Specific to International Equity Fund	Ernst & Young LLP	Upon request

Each Fund may provide material non-public holdings information to third parties that are not the service providers listed above under certain limited circumstances. The Funds’ policies provide that non-public disclosures of a Fund’s holdings may only be made if: (i) the Fund has a “legitimate business purpose” for making such disclosure; and (ii) enter into written agreements that specify that, (a) holdings information will be kept confidential and, (b) no employee of the service provider shall use the information to effect trading or for their personal benefit.

The President or Vice President of the Funds may authorize the disclosure of non-public portfolio holdings information. In addition, the President or Vice President will determine whether a “non-fiduciary” service provider (that is, a third party other than the Funds’ regular service providers) has a legitimate business reason for selective disclosure of portfolio information. In doing so, they will consider any actual or potential conflicts of interest between the Adviser, the respective Sub-Adviser and a Fund’s shareholders and will act in the best interest of the Fund’s shareholders with respect to any such disclosure of holdings information. If a potential conflict can be resolved in a manner that does not present detrimental effects to Fund shareholders, the officers may authorize release of holdings information. Conversely, if the potential conflict cannot be resolved in a manner that does not present detrimental effects to Fund shareholders, the information will not be released.

The Funds periodically disclose non-public portfolio holdings on a confidential basis to various service providers that require such information in order to assist each Fund in its day-to-day operations, as well as public information to certain ratings organizations. These entities are described in the following table. The table also includes information as to the timing of these entities receiving the portfolio holdings information from a Fund. In none of these arrangements does a Fund or any “affiliated person” of the Adviser receive any compensation, including any arrangement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or by any “affiliated person” of the Adviser.

Type of Service Provider	Name of Service Provider	Timing of Release of Portfolio Holdings Information
Portfolio Analytics Service	Thompson Financial/Vestek	Daily
Investment Consultant	Marco Consulting Group	Monthly
Affiliate	Allegiant Asset Management Company	As Requested

There is no guarantee that a Fund’s policies on use and dissemination of holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of such information.

MANAGEMENT OF THE COMPANY

Directors and Officers

The business and affairs of the Company are managed under the general supervision of the Board in accordance with the laws of the State of Maryland and the Company’s Charter and Bylaws. Information pertaining to the directors and officers of the Company is set forth below. A Director who is deemed to be an “interested person” (as defined in the 1940 Act) of the Company is referred to as an “Interested Director.” A Director who is not deemed to be an “interested person” of the Company is referred to as an “Independent Director.”

Each Director and Officer may be contacted by writing to the Director or Officer, c/o PNC Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration. Each Director holds office until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Company’s shareholders in accordance with the Company’s Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified.

Name and Age of Director	Position with the Company and Length of Time Served (1)	Principal Occupation(s) in the Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Director	Other Directorship Held by Director

INDEPENDENT DIRECTORS

L. White Matthews, III - 63	Director Since 2003	Retired since 2001; Chairman, Ceridian Corporation, 2006 to present.	10 registered investment companies consisting of 14 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Imation Corp. (data storage products)

Edward D. Miller - 66	Director Since 1998	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	10 registered investment companies consisting of 14 portfolios	Director, Bradmer Pharmaceuticals Inc. (pharmaceuticals).

John R. Murphy(3) - 75	Director and Chairman of the Board Since 1994	Vice Chairman, National Geographic Society, March 1998 to present.	10 registered investment companies consisting of 14 portfolios	Director, Omnicom Group, Inc.(4) (media and marketing services); Director, Sirsi Dynix (technology).

Thomas L. Owsley - 68(5)	Director Since 2005	Retired since August 2004; President, Chief Executive Officer and Chief Operating Officer, Crown Central Petroleum Corporation, 2003 to August 2004; Senior Vice President, General Counsel and Corporate Secretary, Crown Petroleum Corporation, 2001 to 2003.	10 registered investment companies consisting of 14 portfolios	None.

George R. Packard, III - 77	Director Since 1989	President, U.S. Japan Foundation, July 1998 to present.	10 registered investment companies consisting of 14 portfolios	None.

“INTERESTED DIRECTORS”(6)

Decatur H. Miller - 76	Director Since 1989	Retired.	10 registered investment companies consisting of 17 portfolios	None.

OFFICERS WHO ARE NOT DIRECTORS

Kevin A. McCreadie - 49	President Since 2004	President, Chief Investment Officer and Chief Executive Officer, PNC Capital, since September 2009; President and Chief Executive Officer, PNC Capital Advisors, Inc. (“PCA”), March 2004-September 2009; Chief Investment Officer of PCA 2002-September 2009; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company from 1999 to 2002.

Jennifer E. Spratley - 40	Vice President and Treasurer Since 2008 and September 2007, respectively	Managing Director, PNC Capital since September 2009; Treasurer and Vice President, PCA, September 2007-September 2009. Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Global Fund Services 1999 to 2007.

George L. Stevens - 58	Assistant Vice President and Chief Compliance Officer Since 2008	Director — CCO Services, Beacon Hill Fund Services, Inc. (distributor services, chief compliance officer services and/or chief financial officer services) since 2008; Vice President, Citi Fund Services Ohio, Inc. from 1995 to 2008.

Jennifer E. Vollmer - 37	Secretary Since 2002	Senior Counsel, The PNC Financial Services Group, Inc. since March 2007; Secretary, PCA since 2001; Vice President, PCA, 2001 to 2007.

Savonne L. Ferguson - 35	Assistant Secretary Since 2004	Regulatory Fund Administration Lead, PNC Capital since September 2009; Vice President, PCA September 2007-September 2009; Assistant Vice President, PCA, 2002 to 2007.

(1)	The term of office for a Director is indefinite, until he or she resigns, is removed or a successor is elected and qualified.
(2)	The Fund Complex consists of registered investment companies that have a common investment adviser with the Company.
(3)	From August 1, 2007 through September 28, 2007, Citigroup, Inc. became a “controlling person”, for 1940 Act purposes, of the Company’s Distributor. Because Mr. Murphy owns shares of stock in Citigroup, Inc. he was an interested Director of the Company during that limited period.
(4)	PNC Bank is one of thirty-three banks that together provide a $2.5 billion credit facility to affiliates of Omnicom Group, Inc. (“Omnicom”), a company for which Mr. Murphy serves as a Director. PNC Bank is responsible for $50 million under the credit facility, which will expire on June 23, 2011. Omnicom uses the credit facility, together with uncommitted lines of credit and certain commercial paper programs, to manage its short-term cash requirements and to provide back-up liquidity on its outstanding notes and commercial paper. The highest amount outstanding on the PNC Bank pro rata share of the credit facility during the period January 1, 2007 through December 31, 2008, based on month-end balances, was $18 million. As of December 31, 2008, Omnicom had an outstanding borrowing from PNC Bank under the credit facility of $18 million. Interest is charged quarterly in arrears at an adjustable rate of LIBOR plus an additional margin. A utilization fee is charged if the usage exceeds 50% of the total line. An annual facility fee also is charged. The interest rate, utilization fee and annual facility fee are adjustable quarterly based on the rating established by S&P and Moody’s of Omnicom’s senior unsecured public debt. As of June 30, 2009, the total interest charged was LIBOR plus 17 basis points.
(5)	Mr. Owsley technically fell within the statutory definition of Interested Director of the Company for a brief period beginning when Lincoln National Corporation, in which he had owned shares, became a “controlling person” for 1940 Act purposes of Delaware Management Company, the sub-adviser to the Capital Opportunities Fund. Since December 4, 2006, Mr. Owsley has no longer held shares of Lincoln National Corporation and ceased being considered an Interested Director.
(6)	The Interested Director is considered to be an interested person, as defined by the 1940 Act, because of his relationship with an affiliate of PCA. Mr. Miller may be deemed an “Interested Director” because he is a co-trustee of a trust for which an affiliate of PCA also acts as co-trustee.

Standing Board Committees

The Board has established two committees: the Audit and Nominating and Compensation Committees.

The Audit Committee annually considers the engagement and compensation of the Company’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Company’s financial statements. The Audit Committee met four times during the fiscal year ended May 31, 2009. The Audit Committee consists of the five Independent Directors (Messrs. Matthews, Owsley, Edward D. Miller, Murphy and Packard).

The Nominating and Compensation Committee is responsible for the selection and nomination of candidates for appointment or election to serve as directors. The Nominating and Compensation Committee consists of five Independent Directors (Messrs. Owsley, Matthews, Edward D. Miller, Murphy and Packard). There were three meetings of the Nominating and Compensation Committee during the fiscal year ended May 31, 2009. The Nominating and Compensation Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Company’s Secretary.

Director Ownership of Fund Shares

The following table shows the dollar range of Class A, Class C and Institutional Shares of the Funds beneficially owned by each Director as of December 31, 2008.

Name of Director	Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds in the PNC Funds Complex
INDEPENDENT DIRECTORS
L. White Matthews, III	N/A
Edward D. Miller, M.D.	Diversified Real Estate Fund	$10,001-$50,000	$10,001-50,000

John R. Murphy	N/A
George R. Packard, III	N/A

Name of Director	Fund	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds in the PNC Funds Complex
Thomas L. Owsley	Capital Opportunities Fund International Equity Fund	$10,001–$50,000 $10,001–$50,000	$50,001–$100,000

INTERESTED DIRECTOR

Decatur H. Miller	International Equity Fund Prime Money Market Fund	$10,001–$50,000 $1–$10,000	$10,001–50,000

As of August 31, 2009, the Directors and officers of the Company, as a group, owned less than 1% of its outstanding shares.

Board Compensation

Each Director of the Company receives an annual fee of $20,000 plus $2,000 for each regular Board meeting attended, $1,000 each special or telephonic Board meeting attended and reimbursement of expenses incurred as a Director. The Chairman of the Board of Directors receives an additional annual fee of $10,000 for his services in such capacity. For the fiscal year ended May 31, 2009, the Company paid or accrued for the account of its Directors as a group, for services in all capacities, a total of $483,990.

The following table provides certain information about the fees received by the Directors for their services as members of the Board for the fiscal year ended May 31, 2009:

Director	Total Compensation from the Company Paid to Directors	Total Compensation from the Company and Fund Complex Paid to Directors
Decatur H. Miller	$43,000	$77,890
Edward D. Miller, M.D.	$42,000	$77,520
John R. Murphy	$53,000	$98,520
L. White Matthews, III	$42,000	$77,520
George R. Packard, III	$40,000	$74,020
Thomas L. Owsley	$43,000	$78,520

Codes of Ethics

The Company, the Adviser and each Sub-Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds, for their own accounts. The Codes of Ethics are on public file with, and are available from, the SEC’s Reference Room in Washington, D.C.

Proxy Voting Policy and Procedures

The Company has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by a Fund to the Adviser or, if the Adviser has delegated portfolio management responsibilities to one or more Sub-Advisers, to the Fund’s respective Sub-Advisers. The Company has delegated proxy voting to the Adviser and the Sub-Advisers, as appropriate, with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. The Adviser and each Sub-Adviser has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and an Adviser and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Company’s website at http://www.pncmutualfunds.com and (ii) on the SEC’s website at http://www.sec.gov.

ADVISORY AND OTHER SERVICES

Investment Adviser

PNC Capital, with offices at Two Hopkins Plaza, Baltimore, MD, 21201, serves as investment adviser to the Funds. PNC Capital is a wholly owned subsidiary of The PNC Financial Services Group, Inc., a bank holding company. Prior to September 30, 2009, PNC Capital Advisors, Inc. (“PCA”) served as investment adviser to the Funds.

Subject to the general supervision and approval of the Board, the Adviser is responsible for, makes decisions with respect to, and places orders for purchases and sales of portfolio securities for the Funds. The International Equity Fund is also managed by Sub-Advisers, each of whom is responsible for, makes decisions with respect to, and places orders for purchases and sales of portfolio securities for this Fund in accordance with investment policies and requirements established by the Adviser. The Adviser is responsible for supervising the activities of each Sub-Adviser.

In its capacity as investment adviser, the Adviser is entitled to advisory fees from the Funds that are calculated daily and paid monthly at annual rates, as shown in the following table.

Fund	Advisory Fee
Prime Money Market Government Money Market Tax-Exempt Money Market	0.25% of the first $1 billion of each Fund’s average daily net assets plus 0.20% of each Fund’s average daily net assets in excess of $1 billion

Limited Maturity Bond Total Return Bond	0.35% of the first $1 billion of each Fund’s average daily net assets plus 0.20% of each Fund’s average daily net assets in excess of $1 billion

Maryland Tax-Exempt Bond Tax-Exempt Limited Maturity Bond National Tax-Exempt Bond	0.50% of the first $1 billion of each Fund’s average daily net assets plus 0.25% of each Fund’s average daily net assets in excess of $1 billion

Capital Opportunities	1.30% of the first $1 billion of the Fund’s average daily net assets plus 1.20% of the Fund’s average daily net assets in excess of $1 billion

International Equity	1.22% of the first $1 billion of the Fund’s average daily net assets plus 0.90% of the Fund’s average daily net assets in excess of $1 billion

Diversified Real Estate	0.80% of the first $1 billion of the Fund’s average daily net assets plus 0.60% of the Fund’s average daily net assets in excess of $1 billion

For the fiscal years ended May 31, 2009, May 31, 2008 and May 31, 2007, the Funds paid advisory fees, net of waivers, to PCA as follows:

Fund	2009	2008	2007
Prime Money Market	$1,469,806	$2,039,657	$2,124,943
Government Money Market	$922,238	$1,298,159	$930,213
Tax-Exempt Money Market	$554,546	$498,775	$488,275
Limited Maturity Bond	$143,480	$255,873	$343,903
Total Return Bond	$227,851	$361,859	$426,429
Maryland Tax-Exempt Bond	$62,651	$35,057	$89,050
Tax-Exempt Limited Maturity Bond	$111,139	$77,118	$167,598
National Tax-Exempt Bond	$168,157	$152,533	$233,256
Capital Opportunities	$419,806	$1,730,335	$2,376,350
International Equity	$2,391,652	$7,377,883	$7,381,197

Fund	2009	2008	2007
Diversified Real Estate	$241,185	$1,272,642	$1,836,902

For the fiscal years ended May 31, 2009, May 31, 2008 and May 31, 2007, PCA waived advisory fees as follows:

Fund	2009	2008	2007
Prime Money Market	$277,657	$276,670	$248,420
Government Money Market	$229,988	$204,544	$140,547
Tax-Exempt Money Market	$192,582	$176,019	$103,292
Limited Maturity Bond	$198,411	$142,591	$108,220
Total Return Bond	$176,484	$149,737	$100,740
Maryland Tax-Exempt Bond	$234,457	$217,852	$163,073
Tax-Exempt Limited Maturity Bond	$232,423	$217,963	$193,296
National Tax-Exempt Bond	$252,999	$252,675	$223,139
Capital Opportunities	$298,096	$482,332	$598,363
International Equity	$939,414	$1,176,418	$1,881,326
Diversified Real Estate	$179,733	$35,057	None

Sub-Advisers

The following table shows the Sub-Adviser for each relevant Fund.

Fund	Sub-Adviser	Principal Office
International Equity	Morgan Stanley Investment Management Limited (“MS Investment Management”)	25 Cabot Square, Canary Wharf, London E14 4QA England

International Equity	GE Asset Management Inc. (“GEAM”)	3001 Summer Street, Stamford, Connecticut 06904

The Adviser has agreed to pay each Sub-Adviser fees, computed daily and paid quarterly, at the annual rates described in the following table. The Adviser pays these sub-advisory fees from its own assets; the fees are not an additional expense of the respective Funds. The Adviser and each Sub-Adviser have agreed to pay all expenses that they incur in connection with their respective activities.

Fund	Sub-Adviser	Sub-Advisory Fee

International Equity	MS Investment Management	0.80% of the first $25 million of the average daily net assets of the Fund managed by MS Investment Management; 0.60% of the next $25 million of such assets; 0.50% of the next $25 million of such; 0.40% of such assets in excess of $75 million

International Equity	GEAM	0.60% of the first $50 million of the Fund’s average daily net assets managed by GEAM; 0.55% of the next $50 million of such assets; 0.45% of the next $50 million of such assets; 0.40% of such assets in excess of $150 million

The following table shows the amounts that PCA has paid the Sub-Advisers for the fiscal years ended May 31, 2009, May 31, 2008 and May 31, 2007.

		2009		2008		2007
Fund	Sub-Adviser	Paid	Waived	Paid	Waived	Paid	Waived
International Equity	MS Investment Management	$840,459	None	$2,044,353	None	$2,243,048	None
International Equity	GEAM	$86,716	None	N/A	N/A	N/A	N/A

General Information about the Investment Advisory and Sub-Advisory Agreements

PNC Capital provides investment advice to the Funds pursuant to an interim investment advisory agreement dated September 30, 2009 that was approved by the Board of Directors on August 12, 2009. On September 29, 2009, PCA merged with its affiliate, Allegiant Asset Management Company, into a newly formed Delaware limited liability company named PNC Capital Advisors, LLC (“PNC Capital”). The Funds expect to convene a special meeting of their shareholders on, or about, December 15, 2009 to seek approval of a new investment advisory agreement with PNC Capital.

MS Investment Management provides sub-advisory services to the International Equity Fund pursuant to Sub-Advisory Agreements with the Adviser dated April 27, 2001.

GEAM provides sub-advisory services to the International Equity Fund pursuant to a Sub-Advisory Agreement with the Adviser dated February 2, 2009.

The Advisory Agreement and each Sub-Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement’s continuance also is approved by a majority of the Directors who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. On September 29, 2009, PCA merged with its affiliate, Allegiant Asset Management Company, into a newly formed Delaware limited liability company named PNC Capital Advisors, LLC (“PNC Capital”). The Funds have an interim advisory agreement with PNC Capital. The Funds expect to convene a special meeting of their shareholders on, or about, December 15, 2009 to seek approval of a new investment advisory agreement with PNC Capital. The interim investment advisory agreement will be effective for 150 days or until the shareholders of the Funds approve the new investment advisory agreement, whichever is earlier, and contain the same terms and conditions as the previous contract. Beginning September 30, 2009, PNC Capital will be providing investment advice to the Funds pursuant to an interim investment advisory agreement that was approved by the Board of Directors on August 12, 2009. Unless sooner terminated, the MS Investment Management Sub-Advisory Agreement with respect to the International Equity Fund will continue in effect until July 31, 2010 and the GEAM Sub-Advisory Agreement with respect to the International Equity Fund will continue in effect until February 2, 2011. The Advisory Agreement and each Sub-Advisory Agreement may be terminated by the Company or the Adviser (or a Sub-Adviser in the case of a Sub-Advisory Agreement) on 60 days’ written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Company would be required, at the request of PNC Capital, to change its name to a name not including “PNC.”

At a meeting held on May 15, 2009, the Board, including the Independent Directors, approved the continuation of the Company’s Sub-Advisory Agreement for the International Equity

Fund with MS Investment Management for an additional one-year period. The Company’s annual report for the fiscal year ended May 31, 2009 includes a detailed discussion of the Board’s considerations in approving the continuation of this Agreement.

Portfolio Managers

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, how they are compensated and the dollar range of shares they own in the Fund(s) they manage.

Other Accounts Managed by Portfolio Managers. In addition to managing the Funds, each portfolio manager may have responsibility for managing other client accounts of the respective investment adviser or the investment adviser’s affiliates. For each Fund, the following table shows, the number and total asset size, rounded to the nearest million or billion, all of the other investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager as of May 31, 2009.

Diversified Real Estate Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. David E. Ferguson
Other Investment Companies	None	N/A
Other Pooled Investment Vehicles	None	N/A
Other Accounts	11 ($14.9 million)	None

Capital Opportunities Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Gordon Johnson, Mr. James Mineman, Ms. Lisa Teter, Mr. Peter Roy and Mr. Jed Ellerbroek
Other Investment Companies	1 ($145 million)	None
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	179 ($210 million)	None

International Equity Fund (Morgan Stanley)	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. William Lock*, Mr. Peter Wright*, Mr. Walter Riddell*, Mr. Christian Derold** and Mr. John Goodacre**
Other Investment Companies	2 ($3.6 billion)	None
Other Pooled Investment Vehicles	4 ($5 billion)	None
Other Accounts	23 ($7.9 billion)	1 ($3.7 billion)
* Joint responsibility for two SEC registered mutual funds, four pooled vehicles and separate accounts. ** Joint responsibility for registered mutual funds and pooled vehicles.

International Equity Fund (PCA)	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Martin C. Schulz
Other Investment Companies	3 ($244 million)	2 ($234 million)
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	N/A	N/A

International Equity Fund (GEAM)	Number of Accounts*	Number of Accounts Subject to a Performance Fee*
Mr. Ralph Layman
Other Investment Companies	8 ($546.7 million)	None
Other Pooled Investment Vehicles	11 ($74.2 million)	None
Other Accounts	24 ($1.82 billion)	2 ($52.1 million)
Mr. Brian Hopkinson
Other Investment Companies	8 ($546.7 million)	None
Other Pooled Investment Vehicles	11 ($74.2 million)	None
Other Accounts	22 ($1.25 billion)	2 ($52.1 million)
Mr. Jonathan Passmore
Other Investment Companies	8 ($546.7 million)	None
Other Pooled Investment Vehicles	11 ($74.2 million)	None
Other Accounts	21 ($1.19 billion)	2 ($52.1 million)
Mr. Michael Solecki
Other Investment Companies	8 ($541.5 million)	None
Other Pooled Investment Vehicles	11 ($74.2 million)	None
Other Accounts	30 ($2.19 billion)	2 ($52.1 million)
Mr. Paul Nestro
Other Investment Companies	8 ($273.3 million)	None
Other Pooled Investment Vehicles	11 ($74.2 million)	None
Other Accounts	32 ($2.25 billion)	2 ($52.1 million)
Mr. Makoto Sumino
Other Investment Companies	8 ($273.3 million)	None
Other Pooled Investment Vehicles	11 ($74.2 million)	None
Other Accounts	25 ($1.56 billion)	2 ($52.1 million)

* Information as of June 30, 2009

Maryland Tax-Exempt Bond Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Stephen Winterstein
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	None	N/A
Mr. Adam Mackey
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	125 ($1.57 billion)	None
Ms. Rebecca Rogers
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	91 ($781 million)	None

National Tax-Exempt Bond Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Stephen Winterstein
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	None	N/A
Ms. Rebecca Rogers
Other Investment Companies	3 ($237 million)	N/A
Other Pooled Investment Vehicles	None	N/A
Other Accounts	91 ($781 million)	None
Mr. Adam Mackey
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	125 ($1.57 billion)	None

Tax-Exempt Limited Maturity Bond Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Stephen Winterstein
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	None	N/A
Mr. Adam Mackey
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	None	N/A
Other Accounts	125 ($1.57 billion)	None
Ms. Rebecca Rogers
Other Investment Companies	3 ($237 million)	None
Other Pooled Investment Vehicles	N/A	N/A
Other Accounts	91 ($781 million)	None

Limited Maturity Bond Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Joshua Kakel
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	32 ($1053 million)	None
Mr. Sean Rhoderick
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	46 ($590 million)	None
Ms. Donna Ennis
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	2 ($57 million)	None
Mr. Adam Hynes
Other Investment Companies	None	None
Other Pooled Investment Vehicles	2 ($476 million)	None
Other Accounts	15 ($104 million)	None

Total Return Bond Fund	Number of Accounts	Number of Accounts Subject to a Performance Fee
Mr. Brendan Burke
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	52 ($606 million)	None
Mr. Sean Rhoderick
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	46 ($590 million)	None
Ms. Donna Ennis
Other Investment Companies	None	None
Other Pooled Investment Vehicles	None	None
Other Accounts	2 ($57 million)	None

In managing other investment companies, other pooled investment vehicles and other accounts, each Adviser may employ strategies similar to those employed by the Funds. As a result, portfolio managers may manage these other accounts applying the same investment strategy that may invest in the same securities as the Funds. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement with the Adviser. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible, due to varying investment restrictions among accounts or other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts i.e., the portfolio manager could purchase a security for an account while selling it for another account. Each Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. To this end, each Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Funds have adopted policies and procedures limiting the circumstances under which cross-trades may be effected between a Fund and another Adviser client account and each Adviser is responsible for complying with the Funds’ procedures.

All Funds. The investment activities of the Adviser and its affiliates (including, for these purposes, The PNC Financial Services Group, Inc. and its affiliates, directors, partners, trustees, managing members, officers and employees (collectively with PNC Capital, the Affiliates)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Adviser provides investment management services to other discretionary managed accounts that follow an investment program similar to that of the Funds. The affiliates are involved in a broad spectrum of financial services and asset management activities and, in the ordinary course of business, may engage in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in the fixed income, equity and other markets in which the Funds directly and indirectly invest. Thus, it is possible that the Funds may have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform services.

One or more Affiliates may engage in proprietary trading and advise accounts that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. The trading activities of these Affiliates may result in an Affiliate having positions that are adverse to those of the Funds. In addition, an Affiliate may compete with the Funds for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the funds. In addition, the funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the funds or who engage in transactions with or for the Funds. The Funds may also make brokerage and other payments to an Affiliate in connection with the Funds’ portfolio investment transactions.

In addition, certain officers and directors of the Adviser are also officers or employees of PNC Bank, NA or another Affiliate. As a result, the performance by these directors and officers of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

Diversified Real Estate Fund, Capital Opportunities Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Fund, National Tax-Exempt Fund and Tax-Exempt Limited Maturity Bond Fund. The Adviser may place a combined order of two or more accounts, including the Funds, in the purchase or sale of the same security if it is believed that joint execution is in the best interest of each participant and will result in best execution. These are called “blocked transactions.” The ability of the accounts to participate in block transactions benefits client accounts by providing receiving reduced commission rates and certain other efficiencies. Block transactions are allocated to client accounts in a fair and equitable manner and are primarily allocated based on the number of shares ordered for each account participating in the order relative to the total size of the order. In addition, when a combined order is executed in a series of transactions at different prices on the same day, each account participating in the order may be allocated an average price obtained tram the executing broker. At times, a purchases or sales may be randomly allocated among participating accounts when the amounts involved are too small to be evenly allocated in a cast efficient manner. However, due to the limited supply of certain securities and the differing portfolio characteristics among accounts, the Adviser may allocate securities using a method other than pro rata, based upon pre-determined criteria. These allocations are made in the good faith judgment of the Adviser with a goal of ensuring that fair and equitable allocation will occur over time.

The Adviser may select brokers (including, without limitation, Affiliates of PNC Capital) that furnish The Adviser, the Funds, other PNC Capital client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in The Adviser’s view, appropriate assistance to the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; and research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other PNC Capital client accounts, other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other PNC Capital client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other PNC Capital client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other PNC Capital client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other PNC Capital client accounts. To the extent that The Adviser uses soft dollars, it will not have to pay for those products and services itself. The Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that The Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by The Adviser.

The Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services The Adviser believes are useful in its investment decision-making process. PCA may from time to time choose not to engage in the above described arrangements to varying degrees.

The Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with PNC Capital’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Adviser may have the effect of favoring the interests of other clients or businesses of other divisions or units of The Adviser and/or other Affiliates, provided that the Adviser believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures” and Appendix B to this SAI.

International Equity Fund. With respect to the portion of the portfolio managed by MS Investment Management, block trades are allocated to eligible client accounts in a fair and equitable manner. In general, accounts that participate in a block transaction will participate on a pro rata or other objective basis. Pro rata allocation of equity securities will generally consist of allocation based on the order size of a participating client account in proportion to the size of the orders placed for other accounts participating in the block trade.

Generally, with respect to fixed income securities, MS Investment Management seeks to allocate partial fills on a pro rata basis.

However, due to the limited supply of certain securities and the differing portfolio characteristics among accounts, MS Investment Management may allocate fixed income securities using a method other than pro rata, based upon pre-determined criteria. These allocations are made in the good faith judgment of the MS Investment Management with a goal of ensuring that fair and equitable allocation will occur over time.

Notwithstanding the foregoing, MS Investment Management may increase or decrease the amount of securities allocated to each account participating in a block trade if necessary to avoid holding odd-lot or small numbers of shares for particular clients. Additionally, if MS Investment Management is unable to fully execute a blocked transaction and MS Investment Management determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro rata basis, MS Investment Management may allocate such securities in a manner determined in good faith to be a fair allocation.

With respect to the portion of the portfolio managed by GEAM, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one of the funds it advises or other client accounts, the portion of the portfolio managed by GEAM may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, GEAM aggregates orders of the funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

Compensation

Capital Opportunities Fund Limited Maturity Bond Fund Total Return Bond Fund, Diversified Real Estate Fund, Maryland Tax-Exempt Fund, National Tax-Exempt Fund and Tax-Exempt Limited Maturity Bond Fund. PNC Capital compensates its portfolio managers with a combination of a fixed cash base salary and variable incentive compensation, which may be comprised of a cash bonus and a stock compensation award.

A portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. The variable incentive compensation for the portfolio managers is determined on a fully discretionary basis as described below, except in specific cases where a contractual agreement would dictate otherwise, for the calendar year ended December 31, 2009. The incentive compensation is awarded based on combination of a performance and discretionary factors. The performance component is linked to the pre-tax one- and three- year period investment performance of the fund and other accounts managed by the portfolio manager measured against a primary peer group. The discretionary component is based on several factors, which primarily include the overall annual profits of the Adviser and management’s subjective assessment of the portfolio manager, including but not limited to his or her contribution to the investment team-oriented process; and the portfolio manager’s overall performance, client feedback, contributions to the business objectives of the firm, leadership, teamwork and management skills.

In addition to the compensation described above, portfolio managers may receive compensation in the form of stock of The PNC Financial Services Group, Inc. (“PNC”) under its stock plan which is a program that awards a portion of discretionary year-end compensation in restricted stock or stock option awards of PNC that are subject to vesting and other conditions. Eligibility for participation in this incentive program depends on the portfolio manager’s performance and seniority.

International Equity Fund. MS Investment Management’s portfolio manager compensation is a combination of base salary in cash and discretionary compensation comprising a cash bonus and several deferred compensation programs described below. Portfolio managers are compensated based on the overall performance of all the Funds and other accounts that they manage rather than on the basis of the individual performance of particular Funds or other accounts.

A portfolio manager’s base salary is fixed and is based on the level of his or her position with MS Investment Management. In addition to base compensation, the portfolio managers may receive discretionary compensation which can include:

•	a cash bonus;

•

the Equity Incentive Compensation Program (EICP) which is a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

•	the Investment Management Deferred Compensation Plan (IMDCP) which is a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by Morgan Stanley or its affiliates that is subject to vesting and other conditions. A portfolio manager must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated funds he or she manages that are included in the IMDCP fund menu, which does not include the International Equity Fund;

•

the Select Employee’s Capital Accumulation Program (SECAP) which is a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, which does not include the International Equity Fund; and

•

the Voluntary Equity Incentive Compensation Program (VEICP) which is a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three-, and five-year periods measured against a fund’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

•	Contribution to the business objectives of the firm;

•	The dollar amount of assets managed by the portfolio manager;

•	Market compensation survey research by independent third parties;

•	Other qualitative factors, such as contributions to client objectives; and

•

Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

International Equity Fund. The compensation for the GEAM portfolio managers (except for Mr. Layman and Mr. Solecki) includes both fixed (“Base Compensation”) and variable (“Incentive Compensation”) components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager’s Base Compensation on his/her professional experience and responsibilities relative to similar situated GEAM portfolio managers.

Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager’s investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

•	Teamwork/Leadership (Inclusive) – effectively collaborating, cooperating and managing within the investment team and/or the department;

•

Marketing Support (External Focus) – in tune with industry dynamics, defining success through the customers eyes by devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;

•	Effective Communication (Clear Thinker) – driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and

•	Domain Expertise – leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

With respect to the GEAM portfolio managers Ralph R. Layman and Michael J. Solecki, the following compensation structure applies:

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (“Stock Options and Restricted Stock Units”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentive Stock Options and Restricted Stock Units are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

•

Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business.

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values.

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities.

•

Extraordinary Skills - In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

In addition to the forgoing compensation GE periodically grants restricted stock units and options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, with a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

Ownership of Fund Securities by the Portfolio Managers.

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of May 31, 2009
Mr. David Ferguson	Diversified Real Estate	$10,001-$50,000
Mr. Gordon Johnson	Capital Opportunities	None
Ms. Lisa Teter	Capital Opportunities	None
Mr. James Mineman	Capital Opportunities	None
Mr. Peter Roy	Capital Opportunities	None
Mr. Jed Ellerborek	Capital Opportunities	None
Mr. William Lock	International Equity	None
Mr. Peter Wright	International Equity	None
Mr. Walter Riddell	International Equity	None
Mr. Christian Derold	International Equity	None
Mr. John Goodacre	International Equity	None
Mr. Martin C. Schulz	International Equity	None
Mr. Brian Hopkinson	International Equity	None
Mr. Ralph Layman	International Equity	None
Mr. Paul Nestro	International Equity	None
Mr. Jonathan Passmore	International Equity	None
Mr. Makoto Sumino	International Equity	None
Mr. Mike Solecki	International Equity	None
Mr. Stephen Winterstein	Maryland Tax-Exempt Bond	None
Mr. Adam Mackey	Maryland Tax-Exempt Bond	None
Ms. Rebecca Rogers	Maryland Tax-Exempt Bond	None
Mr. Stephen Winterstein	National Tax-Exempt Bond	None
Ms. Rebecca Rogers	National Tax-Exempt Bond	None
Mr. Adam Mackey	National Tax-Exempt Bond	None
Mr. Stephen Winterstein	Tax-Exempt Limited Maturity Bond	None
Ms. Rebecca Rogers	Tax-Exempt Limited Maturity Bond	None
Mr. Adam Mackey	Tax-Exempt Limited Maturity Bond	None
Mr. Brendan Burke	Total Return Bond Fund	None
Mr. Sean Rhoderick	Total Return Bond Fund	None
Ms. Donna Ennis	Total Return Bond Fund	None
Mr. Joshua Kakel	Limited Maturity Bond Fund	None
Mr. Sean Rhoderick	Limited Maturity Bond Fund	None
Mr. Adam Hynes	Limited Maturity Bond Fund	None
Ms. Donna Ennis	Limited Maturity Bond Fund	None

Administrator

Effective May 11, 2001, PNC Capital, as assignee, serves as the Company’s administrator pursuant to an Administration Agreement dated as of May 28, 1993 and amended March 2, 2007, May 13, 2008 and September 29, 2009 between the Company and a predecessor of PNC Capital (the “Administration Agreement”) and generally assists in all aspects of the Company’s operation and administration. PNC Capital has agreed to maintain office facilities for the Company, prepare reports to shareholders, coordinate federal and state returns, furnish the Company with statistical and research data, clerical and certain other services required by the Company, assist in updating the Company’s Registration Statement for filing with the SEC, and perform other administrative functions.

Pursuant to the Administration Agreement, PNC Capital may delegate some or all of its obligations under the Agreement to another party, in which case PNC Capital will be responsible for all compensation payable to such party and will remain liable to the Company for such party’s performance of such delegated obligations. PNC Capital has entered into a Sub-Administration Agreement with PNC Global Investment Servicing (U.S.) Inc., to serve as the sub-administrator for the Funds. PNC Global Investment Servicing (U.S.) (“PGIS”) is located at P.O. Box 9770, Providence, RI 02860.

The Administration Agreement provides that PNC Capital shall not be liable for acts or omissions that do not constitute willful misfeasance, bad faith or gross negligence on the part of PNC Capital, or reckless disregard by PNC Capital of its duties under the Administration Agreement.

In its capacity as administrator, PNC Capital is also entitled to an administration fee, computed daily and paid monthly, at the annual rate of 0.125% of the average daily net assets of each Fund.

Custodian

The Fifth Third Bank (“Fifth Third”) serves as custodian of the assets of each Fund. Pursuant to the custody agreement (the “Custody Agreement”), Fifth Third has agreed, among other things, to (i) maintain a separate account in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund’s portfolio investments; and (iv) make periodic reports to the Company concerning each Fund’s operations. The custodian is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that the custodian shall remain liable for the performance of all of its duties under the Custody Agreement and will hold the Fund or Funds harmless from losses caused by the negligence or willful misconduct of any bank or trust company serving as sub-custodian. Fifth Third is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

The Company has established a line of credit with Fifth Third with respect to all Funds. The line of credit, which is in an uncommitted aggregate amount of $40 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund’s borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional securities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus 0.50% per annum.

Distributor, Transfer and Dividend Disbursing Agent and Fund Accountant

Class A, Class C and Institutional Shares of the Funds are distributed continuously by PNC Fund Distributor, LLC (the “Distributor”). The Distributor, an indirect wholly-owned subsidiary of Foreside Financial Group, LLC, is located at 100 Summer Street, Boston, Massachusetts 02110. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of Class A, Class C and Institutional Shares. The Distributor is entitled to the payment of a front-end sales charge on the sale of Class A Shares of the Fund and a CDSC upon the redemption of Class C Shares of the Fund, in each case, as described in the Prospectus and this SAI. With respect to the Institutional Shares, no compensation is payable by the Funds to the Distributor for distribution services provided.

Unless otherwise terminated, the Distribution Agreement will remain in effect until March 31, 2010, and thereafter will continue automatically with respect to each Fund from year to year if approved at least annually by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, and by the vote of a majority of the Directors of the Company who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of its assignment, as defined in the 1940 Act.

PGIS serves as transfer and dividend disbursing agent for the Funds. Under its Transfer Agency Agreement, PGIS has agreed, among other things, to (i) receive purchase orders and redemption requests for shares of the Funds; (ii) issue and redeem shares of the Funds; (iii) effect transfers of shares of the Funds; (iv) prepare and transmit payments for dividends and distributions declared by the Funds; (v) maintain records of account for the Funds and shareholders and advise each as to the foregoing; (vi) record the issuance of shares of each Fund and maintain a record of and provide the Fund on a regular basis with the total number of shares of each Fund that are authorized, issued and outstanding; (vii) perform the customary services of a transfer agent, dividend disbursing agent and custodian of certain retirement plans and, as relevant, agent in connection with accumulation, open account or similar plans; and (viii) provide a system enabling the Funds to monitor the total number of shares sold in each state.

PGIS also provides fund accounting services for the Company, including the computation of each Fund’s NAV, net income and realized capital gains, if any, and is responsible for all filings with state securities commissions in connection with the registration or qualification of the Funds’ shares (“blue sky services”).

Compensation of Administrator, Custodians, Transfer and Dividend Disbursing Agent, Fund Accountant and Blue Sky Agent

PNC Capital, the custodian and PGIS (in its capacity as fund accountant and blue sky agent) are entitled to receive fees based on the aggregate average daily net assets per Fund of the Company. As compensation for transfer agency services provided, PGIS is entitled to receive an annual fee based on the number of Funds of the Company, plus out-of-pocket expenses. As compensation for blue sky services provided, PGIS is entitled to receive an annual fee per state permit and a per check fee, plus out-of-pocket expenses.

For the fiscal years ended May 31, 2009, May 31, 2008 and May 31, 2007: (i) the Company paid fees of $2,847,498, $4,621,057, and $4,910,884, respectively, to PCA for administrative services provided to the Funds.

Expenses

Except as noted below, the Adviser bears all expenses in connection with the performance of its advisory and administrative services and each Sub-Adviser bears all expenses in connection with the performance of its sub-advisory services. The Company bears its own expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its directors and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders’ reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Company also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

Fee Waivers

Expenses may be reduced by voluntary fee waivers of the advisory fees and expense reimbursements by PNC Capital. The amount of the fee waivers may be changed at any time at the sole discretion of PNC Capital. As to any amounts voluntarily waived or reimbursed, PNC Capital retains the ability to be reimbursed by a Fund for such amounts prior to the fiscal year end. Such waivers and reimbursements would increase the return to investors when made but would decrease the return if a Fund were required to reimburse a service provider.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois, 60606, served as the independent registered public accounting firm for the Company for the fiscal year ended May 31, 2009. The financial statements that are incorporated by reference into this SAI have been audited by Deloitte & Touche LLP, whose report thereon is also incorporated by reference into this SAI, and have been incorporated by reference herein in reliance on the report of such firm given upon their authority as experts in accounting and auditing.

Counsel

Kramer Levin Naftalis & Frankel LLC, 1177 Avenue of the Americas, New York, New York, 10036, serves as counsel to the Company.

BROKERAGE TRANSACTIONS

Portfolio securities for the Money Market Funds are generally purchased and sold either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually effected as principal transactions and therefore do not involve the payment of brokerage commissions. The Money Market Funds paid no brokerage commissions during the fiscal years ended May 31, 2007, May 31, 2008 and May 31, 2009.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment of brokerage commissions that are generally fixed. The following table shows the brokerage commissions that were paid by the Equity Funds during the fiscal years ended May 31, 2007, May 31, 2008 and May 31, 2009.

Fund	2007	2008	2009
International Equity	$940,237	$1,080,574	$631,708
Diversified Real Estate	$88,677	$150,003	$88,600
Capital Opportunities	$446,539	$496,790	$235,844

The following tables show information regarding brokerage commissions paid to affiliated persons of the Company during the fiscal years ended May 31, 2007, May 31, 2008 and May 31, 2009.

2007

Fund	Affiliated Broker(s)	Aggregate Amount	% of Aggregate Commissions	% of Aggregate Commission Transactions
International Equity	Morgan Stanley	$26,392	2.81%	2.06%

2008

Fund	Affiliated Broker(s)	Aggregate Amount	% of Aggregate Commissions	% of Aggregate Commission Transactions
International Equity	Morgan Stanley	$34,052	3.15%	2.91%

2009

Fund	Affiliated Broker(s)	Aggregate Amount	% of Aggregate Commissions	% of Aggregate Commission Transactions
International Equity	Morgan Stanley	$28,371.40	4.49%	3.12%

Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances in which better prices and execution are available elsewhere.

Securities purchased and sold by the Bond Funds are generally traded on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. No Bond Fund paid any brokerage commissions during the fiscal years ended May 31, 2007, May 31, 2008 and May 31, 2009.

The Tax-Exempt Money Market Fund and each of the Non-Money Market Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

In making portfolio investments, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Funds or the Adviser. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for any Fund that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities to the particular Fund and to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Funds or the sub-advisory fees payable by PCA. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company. The following table shows the aggregate amount of transactions and related commissions that the various Funds paid during the fiscal year ended May 31, 2009 related to research services provided.

Fund	Aggregate Transactions	Research Services Related Commissions
Capital Opportunities	$297,426,747.69	$141,633
International Equity Fund (portion sub-advised by Artio*)	$1,366,938,009.07	$ 1137
International Equity Fund (portion sub-advised by GEAM)	$64,120,279.49	$ 3511

*	Artio Global Management LLC served as a sub-adviser to the International Equity Fund until September 29, 2009.

With respect to the Money Market Funds, the Adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Money Market Funds prior to their maturity at their original cost plus interest (interest may sometimes be adjusted to reflect the actual maturity of the securities) if it believes that the Funds’ anticipated need for liquidity makes such action desirable. Certain dealers (but not issuers) have charged, and may in the future charge, a higher price for commercial paper where they undertake to repurchase it prior to maturity. The payment of a higher price in order to obtain such an undertaking reduces the yield that might otherwise be received by the Funds on the commercial paper. The Adviser may pay a higher price for commercial paper where it secures such an undertaking if the Adviser believes that the prepayment privilege is desirable to assure the Funds’ liquidity and such an undertaking cannot otherwise be obtained.

Investment decisions for the Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser believes to be equitable to the Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Adviser, any Sub-Adviser, the Distributor or any of their “affiliated persons” (as such term is defined in the 1940 Act), except to the extent permitted by the 1940 Act or the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Funds may from time to time purchase securities issued by the Company’s “regular broker-dealers” (as defined in the 1940 Act). The following table shows the Funds’ holdings of the securities issued by their regular broker-dealers as of May 31, 2009.

Fund	Regular Broker-Dealer	Amount of Securities	Type of Security (Debt or Equity)
Government Money Market	Wells Fargo	$42,000,000	debt
Government Money Market	Bank of America	$40,000,000	debt
Government Money Market	J.P. Morgan Securities	$59,346,000	debt
Government Money Market	Citigroup	$9,998,000	debt
Government Money Market	Goldman Sachs	$20,003,000	debt
Government Money Market	Morgan Stanley	$40,000,000	debt
International Equity	Bank of America	$342,000	debt
International Equity	Deutsche Bank AG	$337,000	equity
International Equity	Barclays	$257,000	equity
International Equity	Wells Fargo Brokerage Services	$3,833,000	equity
Limited Maturity Bond	Bank of America	$3,994,000	debt
Limited Maturity Bond	Citigroup	$2,802,000	debt
Limited Maturity Bond	Goldman Sachs	$1,583,000	debt
Limited Maturity Bond	Morgan Stanley	$992,000	debt
Limited Maturity Bond	J.P. Morgan Securities	$1,167,000	debt
Limited Maturity Bond	Wells Fargo Brokerage Services	$892,000	debt
Prime Money Market	J.P. Morgan Securities	$53,330,000	debt
Prime Money Market	Morgan Stanley	$14,050,000	debt
Prime Money Market	Barclay	$7,000,000	debt
Prime Money Market	Bank of America	$14,000,000	debt
Prime Money Market	UBS LLC	$13,989,000	debt
Prime Money Market	Deutsche Bank AG	$7,003,000	debt
Prime Money Market	Goldman Sachs	$28,470,000	debt
Prime Money Market	Citigroup	$17,495,000	debt
Total Return Bond	Citigroup	$2,949,000	debt
Total Return Bond	J.P. Morgan	$2,274,000	debt
Total Return Bond	Wells Fargo Brokerage Services	$3,835,000	debt
Total Return Bond	Bank of America	$3,844,000	debt
Total Return Bond	Morgan Stanley	$1,359,000	debt
Total Return Bond	Credit Suisse First Boston Corp.	$1,384,000	debt

The ratings assigned by each Rating Agency represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board or the Adviser, when authorized, will consider such an event in determining whether the Fund should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

ADDITIONAL INFORMATION CONCERNING THE COMPANY’S SHARES

The Company was incorporated in Maryland on March 7, 1989 and is a mutual fund of the type known as an “open-end management investment company.” The Company’s Articles of Incorporation authorize the Board to issue up to 30,000,000,000 full and fractional shares of capital stock, $.001 par value per share. The Company’s Articles of Incorporation further authorize the Board to classify and reclassify any unissued shares into any number of additional classes or series of shares. The following describes the classification of the shares of the Funds that are described in this SAI:

(i) 4,500,000,000 shares are classified as Class A Common Stock (Institutional Shares), 500,000,000 shares are classified as Class A - Special Series 1 Common Stock (Class A Shares) and 500,000,000 shares are classified as Class A - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Prime Money Market Fund;

(ii) 3,500,000,000 shares are classified as Class B Common Stock (Institutional Shares), 500,000,000 shares are classified as Class B - Special Series 1 Common Stock (Class A Shares) and 500,000,000 shares are classified as Class B - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Government Money Market Fund;

(iii) 1,600,000,000 shares are classified as Class C Common Stock (Institutional Shares), 500,000,000 shares are classified as Class C - Special Series 1 Common Stock (Class A Shares) and 500,000,000 share are classified as Class C - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Tax-Exempt Money Market Fund;

(iv) 500,000,000 shares are classified as Class F Common Stock (Institutional Shares), 100,000,000 shares are classified as Class F - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class F - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Limited Maturity Bond Fund;

(v) 400,000,000 shares are classified as Class G Common Stock (Institutional Shares)and 100,000,000 shares are classified as Class G - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class G - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Maryland Tax-Exempt Bond Fund;

(vi) 400,000,000 shares are classified as Class H Common Stock (Institutional Shares), 100,000,000 shares are classified as Class H - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class H - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the International Equity Fund;

(vii) 400,000,000 shares are classified as Class J Common Stock (Institutional Shares), 100,000,000 shares are classified as Class J - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class J - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Diversified Real Estate Fund;

(viii) 400,000,000 shares are classified as Class K Common Stock (Institutional Shares), 100,000,000 shares are classified as Class K - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class K - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the National Tax-Exempt Bond Fund;

(ix) 400,000,000 shares are classified as Class L Common Stock (Institutional Shares), 100,000,000 shares are classified as Class L - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class L - Special Series 3 Common Stock (Class C Shares), all such shares representing interests in the Total Return Bond Fund;

(x) 400,000,000 shares are classified as Class O Common Stock (Institutional Shares), 100,000,000 shares are classified as Class O - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class O - Special Series 3 Common Stock, all such shares representing interests in the Tax-Exempt Limited Maturity Bond Fund; and

(xi) 400,000,000 shares are classified as Class P Common Stock (Institutional Shares), 100,000,000 shares are classified as Class P - Special Series 1 Common Stock (Class A Shares) and 100,000,000 shares are classified as Class P - Special Series 3 Common Stock (Class C Shares), all of such shares representing interests in the Capital Opportunities Fund.

Each series of shares in a Fund (i.e., Class A, Class C and Institutional Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. For example, as described below, holders of Class A Shares and holders of Class C Shares will bear the expenses of each Class’ respective Distribution and Services Plan. In addition, each series may have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance. See “Distribution and Services Plans” below.

In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative NAVs of the Company’s respective investment portfolios, of any general assets not belonging to any particular portfolio that are available for distribution. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder, except that each series of a Fund would be solely responsible for the Fund’s payments under any distribution and/or shareholder services plan applicable to such series.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Shares of all portfolios of the Company vote together and not by class or series, unless otherwise required by law or permitted by the Board. The Company does not currently intend to hold annual shareholder meetings unless it is required to do so by the 1940 Act or other applicable law.

Shareholders of the Funds, as well as those of any other investment portfolio offered by the Company in the future, will vote in the aggregate and not by class or series on all matters, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular class or series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of all Funds voting together in the aggregate without regard to particular Funds.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Company’s Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of common stock voting without regard to class (or portfolio). The Company’s Bylaws enable shareholders to call for a meeting to vote on the removal of one or more directors. The affirmative vote of a majority of the Company’s outstanding shares is required to remove a director. Meetings of the Company’s shareholders shall be called by the Board upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Company’s Articles of Incorporation authorize the Board, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey a Fund’s assets to another management investment company for consideration that may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at a price equal to their net asset value that may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund’s assets into money and, in connection therewith, to cause all outstanding shares of such Fund to be redeemed at their net asset value; or (c) combine a Fund’s assets with the assets belonging to one or more other Funds if the Board reasonably determines that such combination will not have a material adverse effect on the shareholders of any Fund participating in such combination and, in connection therewith, to cause all outstanding shares of any such Fund to be redeemed or converted into shares of another Fund at their net asset value. The exercise of such authority may be subject to certain restrictions under the 1940 Act.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem a Fund’s Shares is included in the Prospectuses. The Distributor sells the shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to promote the Company and to solicit orders for the purchase of the Funds’ Shares.

Purchases and Redemptions of Institutional Shares

If any portion of the Institutional Shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Funds’ transfer agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to Institutional Shares purchased by money order or wire payment. During the period prior to the time the Institutional Shares are redeemed, dividends on such Institutional Shares will accrue and be payable.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said

Exchange is restricted, or during which an emergency (as determined by the SEC) exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Funds may also suspend or postpone the recordation of the transfer of their Institutional Shares upon the occurrence of any of the foregoing conditions.)

In addition to the situations described in the Prospectus, the Company may redeem Institutional Shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Institutional Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund Institutional Shares as provided in the Prospectus from time to time.

Purchases of Class A Shares and Class C Shares

General

Investments in Class A Shares of the Funds are subject to a front-end sales charge. Investments in Class C Shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a “contingent deferred sales charge” or “CDSC.”

Investors should read “Characteristics of Class A Shares and Class C Shares” and “Factors to Consider When Selecting Class A Shares or Class C Shares” below before deciding which class to purchase.

The Company has established several procedures to enable different types of investors to purchase Class A Shares and Class C Shares (collectively, “Retail Shares”) of the Funds. Retail Shares may be purchased by customers of broker-dealers or other financial institutions, by individuals, corporations or other entities directly through the Company. Retail shares also may be purchased by tax-sheltered retirement plans. Purchases may take place only on days on that the New York Stock Exchange (the “NYSE”) is open for business (“Business Days”). If an institution accepts a purchase order from a customer on a non-Business Day, the order will not be executed until it is received and accepted by the Distributor on a Business Day in accordance with the Distributor’s procedures.

The Company may authorize certain brokers to accept purchase, exchange and redemption orders on behalf of the Company with respect to Class A Shares and Class C Shares of the Funds. Such brokers may be authorized to designate other intermediaries to accept purchase, exchange and redemption orders on behalf of the Company. In such event, the Company will be deemed to have received a purchase, exchange or redemption order when such authorized broker or designated intermediary accepts the order. Orders for the purchase, exchange or redemption of Class A Shares and Class C Shares of the Funds accepted by any such authorized broker or designated intermediary will be effected at the Funds’ respective NAVs next determined after acceptance of such order, subject to the applicable sales charge.

Customers of Institutions

Retail Shares purchased by institutions on behalf of their customers will normally be held of record by the institution and beneficial ownership of such shares will be recorded by the institution and reflected in the account statements provided to its customers. The Company’s transfer agent may establish an account of record for each customer of an institution reflecting beneficial ownership of such shares. Depending on the terms of the arrangement between a particular institution and the Company’s transfer agent, confirmations of purchases and redemptions and pertinent account statements will either be sent by the Company’s transfer agent directly to a customer with a copy to the institution, or will be furnished directly to the customer by the institution. Other procedures for the purchase of Retail Shares established by institutions in connection with the requirements of their customer accounts may apply. Customers wishing to purchase Retail Shares through their institution should contact such entity directly for appropriate purchase instructions.

Applicable Sales Charge – Class A Shares

The public offering price for Class A Shares of each Fund is the sum of the NAV of the Class A Shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. A portion of the front-end sales charge may be reallowed to broker-dealers as described in the Prospectus. The appropriate reallowance to dealers will be paid by the Distributor to broker-dealer organizations that have entered into agreements with the Distributor. The reallowance to dealers may be changed from time to time.

As described in the Prospectus, the Class A Shares front-end sales charge may be waived in certain situations or for certain individuals, either because of the nature of the investor or the reduced sales effort required to attract such investments. In order to receive the sales charge waiver, an investor must explain the status of his or her investment at the time of purchase.

Computation of Offering Price – Class A Shares

The following table shows the computation of the offering price per share of each Bond and Equity Fund’s Class A Shares, using each such Fund’s Class A Share NAV as of May 31, 2009 and the maximum front-end sales charge (4.25% for the Bond Funds and 4.75% with respect to the Equity Funds).

	Limited Maturity Bond Fund	Total Return Bond Fund	Maryland Tax-Exempt Bond Fund
NAV	$10.48	$9.92	$11.05
Sales Charge (4.25%)	$0.47	$0.44	$0.49
Offering Price	$10.95	$10.36	$11.54

	Tax-Exempt Limited Maturity Bond Fund	National Tax-Exempt Bond Fund
NAV	$10.27	$9.68
Sales Charge (4.25%)	$0.46	$0.43
Offering Price	$10.73	$10.11

	Capital Opportunities Fund
NAV	$5.42
Sales Charge (4.75%)	$0.27
Offering Price	$5.69

	International Equity Fund	Diversified Real Estate Fund
NAV	$8.61	$4.11
Sales Charge (4.75%)	$0.43	$0.20
Offering Price	$9.04	$4.31

Quantity Discounts

Investors may be entitled to reduced sales charges through Rights of Accumulation, a Letter of Intent or a combination of investments, as described below, even if the investor does not wish to make an investment of a size that would normally qualify for a quantity discount.

In order to obtain quantity discount benefits, an investor must notify the Distributor at the time of purchase that he or she would like to take advantage of any of the discount plans described below. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time and are subject to confirmation of an investor’s holdings through a check of appropriate records. For more information about quantity discounts, please contact the Distributor or your financial institution.

Rights of Accumulation. A reduced sales charge applies to any purchase of Class A Shares of any Funds where an investor’s then current aggregate investment in Class A Shares on which a sales charge has been paid is $100,000 or more. “Aggregate investment” means the total of: (a) the dollar amount of the then current purchase of Class A Shares of a Fund; and (b) the value (based on current NAV) of previously purchased and beneficially owned Class A Shares of a Fund on which a sales charge has been paid. If, for example, an investor beneficially owns Class A Shares of one or more portfolios of the Company with an aggregate current value of $99,000 on which a sales charge has been paid and subsequently purchases shares of the Fund having a current value of $1,000, the sales charge applicable to the subsequent purchase would be reduced to 3.50% of the offering price with respect to the Equity Funds and 3.00% of the offering price with respect to the Bond Funds and Money Market Funds. Similarly, with respect to each subsequent investment, all Class A Shares of Funds that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

Letter of Intent. By completing the Letter of Intent included as part of the New Account Application, an investor becomes eligible for the reduced sales charge applicable to the total number of Class A Shares purchased in a 13-month period pursuant to the terms and under the conditions set forth below and in the Letter of Intent. To compute the applicable sales charge, the offering price of Class A Shares of the Funds on which a sales charge has been paid and that are beneficially owned by an investor on the date of submission of the Letter of Intent may be used as a credit toward completion of the Letter of Intent. However, the reduced sales charge will be applied only to new purchases.

The Company’s transfer agent will hold in escrow Class A Shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect the investor’s total purchases. If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, the Company’s transfer agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated at the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase.

Qualification for Discounts. For purposes of applying the Rights of Accumulation and Letter of Intent privileges described above, the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or the aggregate investments of a trustee or custodian of any qualified pension or profit-sharing plan established (or the aggregate investment of a trustee or other fiduciary) for the benefit of the persons listed above.

Reinvestment Privilege. Investors may reinvest all or any portion of their Class A Share redemption proceeds in Class A Shares of the Funds within 60 days of the redemption trade date without paying a sales load. Class A Shares so reinvested will be purchased at a price equal to the NAV next determined after the Company’s transfer agent receives a reinvestment request and payment in proper form.

Investors wishing to exercise this Privilege must submit a written reinvestment request to the Company’s transfer agent stating that the investor is eligible to use the Privilege. The reinvestment request and payment must be received within 60 days of the trade date of the redemption. Currently, there are no restrictions on the number of times an investor may use this Privilege.

Generally, exercising the Reinvestment Privilege will not affect the character of any gain or loss realized on redemptions for federal income tax purposes. However, if a redemption results in a loss, the reinvestment may result in the loss being disallowed under the “wash sale” rules of the Code.

Applicable Sales Charge - Class C Shares

The public offering price for Class C Shares is the NAV of the Class C Shares purchased. Although investors pay no front-end sales charge on purchases of Class C Shares, such shares are subject to a 1.00% CDSC if they are redeemed within one year of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from the Distributor in connection with sales of Class C Shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class A Shares. The CDSC on Class C Shares is based on the lesser of the NAV of the Class C Shares on the redemption date or the original cost of the Class C Shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor’s Class C Shares. In addition, a CDSC will not be assessed on Class C Shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to the Distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class C Shares.

Exemptions from Class C CDSCs

As described in the Prospectus, certain types of redemptions may also qualify for an exemption from the CDSCs imposed on Class C Shares. In order to obtain this waiver, an investor must explain the status of his or her redemption at the time the Class C Shares are sold.

Characteristics of Retail Shares

The primary difference among Class A Shares and Class C Shares lies in their sales charge structures and distribution/servicing expenses. An investor should understand that the purpose and function of the sales charge structures and distribution/servicing arrangements for Class A Shares and Class C Shares are the same.

Class A Shares are sold at their NAV plus a front-end sales charge of up to 4.75% with respect to the Equity Funds, and up to 4.25% with respect to the Bond Funds. This front-end sales charge may be reduced or waived in some cases. See the Prospectus and “Applicable Sales Charges — Class A Shares” and “Quantity Discounts” above. Class A Shares are currently subject to ongoing distribution and servicing fees at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to its Class A Shares, comprised of up to 0.25% for distribution expenses and up to 0.25% for services, as defined by NASD.

Class C Shares of the Funds are sold at NAV without an initial sales charge. Normally, however, a 1.00% CDSC is paid if the shares are redeemed within one year of purchase. See the Prospectus and “Applicable Sales Charges - Class C Shares” above. Class C Shares of the Funds are currently subject to ongoing distribution and servicing fees at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to its Class C Shares, comprised of up to 0.75% for distribution expenses and up to 0.25% for services, as defined by NASD. These ongoing fees, which are higher than those charged on Class A Shares, will cause Class C Shares to have a higher expense ratio and pay lower dividends than Class A Shares.

Class C Shares will have a higher expense ratio and pay lower dividends than Class A Shares for an indefinite period beginning from the date of purchase.

Factors to Consider When Selecting a Retail Share Class

Investors deciding whether to purchase Retail Shares of the Funds should consider whether, during the anticipated periods of their investments in a Fund, the accumulated distribution and shareholder servicing fees and potential CDSC on Class C Shares would be less than the initial sales charge (Non-Money Market Funds only) and accumulated distribution and shareholder servicing fees on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, to the extent that the sales charge for Class A Shares of the Non-Money Market Funds is waived or reduced by one of the methods described above, investments in Class A Shares of these Funds become more desirable.

Although Class A Shares are subject to distribution and servicing fees as described above, they are not subject to the higher distribution and servicing fees applicable to Class C Shares. For this reason, Class A Shares can be expected to pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A Shares (that do not qualify for exemptions from or reductions in the initial sales charge) would have less of their purchase price initially invested in the Funds than purchasers of Class C Shares.

As described above, purchasers of Class C Shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Class C Shares. Because a Fund’s future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Class C Shares, however, would own shares that are subject to a CDSC of up to 1.00%, respectively, upon redemption, depending upon the year of redemption. Investors expecting to redeem during the applicable period should compare the cost of the CDSC plus the aggregate distribution and servicing fees on Class C Shares to the cost of the initial sales charge and servicing and distribution fees on Class A Shares. Over time, the expense of the annual distribution and servicing fees on the Class C Shares may equal or exceed the initial sales charge and annual servicing and distribution fees applicable to Class A Shares. For example, if NAV remains constant, the aggregate distribution and servicing fees with respect to Class C Shares of the Funds would equal or exceed the initial sales charge and aggregate servicing and distribution fees of Class A Shares approximately eight years after the purchase. Because Class C Shares are subject to higher distribution and servicing fees for an indefinite period, a holder of Class C Shares may end up paying more over time than holders of Class A Shares.

Additional Information About Redemptions

If any portion of Fund Shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the Funds’ transfer agent is reasonably satisfied that the check has been collected, which could take up to fifteen days from the purchase date. This procedure does not apply to Shares purchased by money order or wire payment. During the period prior to the time Fund Shares are redeemed, dividends on such Shares will accrue and be payable.

In addition to the situations described in the Prospectuses, the Company may redeem Fund Shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Fund Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to Fund Shares as provided in the Prospectuses from time to time.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which an emergency (as determined by the SEC) exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Funds may also suspend or postpone the recordation of the transfer of their Shares upon the occurrence of any of the foregoing conditions.)

The Company reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of Shares by making payment in whole or in part in readily marketable securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund’s NAV (a “redemption in-kind”). If payment is made in securities, a shareholder may incur transaction costs in converting the securities into cash. The Company has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Company is obligated to redeem Shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

NET ASSET VALUE

All Funds

The NAV of a particular Class of Shares is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such Class, less the liabilities of the Fund allocable to such Class, by the number of outstanding shares of such Class. “Assets belonging to” a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to a particular Fund are reduced by the direct liabilities of that Fund and by a share of the general liabilities of the Company allocated daily in proportion to the relative NAVs of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a series of a Fund are charged to that series. Subject to the provisions of the Company’s Articles of Incorporation, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund or series thereof are conclusive.

Money Market Funds — Use of Amortized Cost Method

The Company uses the amortized cost method of valuation to value each Money Market Fund’s portfolio securities. Pursuant to this method, an instrument is initially valued at cost and, thereafter, a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund would receive if it sold the instrument. The market value of portfolio securities held by a Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

In connection with its use of amortized cost valuation, the Company limits the dollar-weighted average maturity of each Money Market Fund’s portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 397 days (with certain exceptions). The Board has also established procedures that are intended to stabilize the NAV of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Directors deem appropriate, of the extent, if any, to which the NAV of each Money Market Fund, calculated by using available market quotations, deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a NAV determined by using available market quotations.

Non-Money Market Funds

The Equity Funds’ investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. A security that is primarily traded on a domestic securities exchange (including securities traded through the Nasdaq National Market System) is valued at the last price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations (“Nasdaq”) National Market System are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values. When an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board. The Board has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations no longer represent the fair value of the foreign securities held by the International Equity Fund and may require fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining such fair value prices, the International Equity Fund utilizes data furnished by an independent pricing service. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the closing price of the primary exchange for which the security is traded. Prices of foreign securities denominated in foreign currency shall be converted into U.S.-dollar equivalents using the daily rate of exchange as of the close of the NYSE.

The Bond Funds’ investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. Portfolio securities for which market quotations are readily available (other than securities with remaining maturities of 60 days or less) are valued at the mean of the most recent bid and asked prices.

For each Non-Money Market Fund, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board determines that this does not constitute fair value.

ADDITIONAL INFORMATION CONCERNING TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds.

The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund’s prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carryforwards are subject to limitations on availability. Under Code Sections 382 and 383, if a Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs (the rate for September 2006 is 4.52%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below. The following table summarizes the approximate capital loss carryforwards for the applicable Funds as of May 31, 2009.

Fund	Approximate Capital Loss Carryforward	Year of Expiration
Prime Money Market	$(33,297)	2016 through 2017
Tax-Exempt Money Market	$(76,534)	2012 through 2017
Maryland Tax-Exempt Bond	$(477,855)	2012 through 2014
Tax-Exempt Limited Maturity Bond	$(1,346,646)	2014 through 2015
Limited Maturity Bond	$(1,913,779)	2014 through 2015
Government Money Market Fund	$(66,861)	2017
International Equity Fund	$(10,071,327)	2017
Diversified Real Estate	$(10,592,281)	2017

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company’s principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the “Income Requirement”).

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of such gain that is treated as ordinary income generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the applicable federal rate, reduced by the sum of: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g), among other amounts. However, if a Fund has a built-in loss with respect to a position that becomes a part of a conversion transaction, the character of such loss will be preserved upon a subsequent disposition or termination of the position. No authority exists that indicates that the character of the income treated as ordinary under this rule will not pass through to the Funds’ shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 Contracts.” Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 Contracts.

A Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Treasury Regulations provide, in general, that the net income or net deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor, or collar is recognized over the term of the contract by allocating it in accordance with the values of a series of cash-settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based (or under an alternative method provided in Treasury Regulations).

A Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, a Fund that invests in stock of a PFIC may make a mark-to-market election with respect to such stock. Pursuant to such election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over the Fund’s adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of the stock at the end of a given taxable year, such excess will be deductible as ordinary loss in an amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Under Treasury Regulations, solely for purposes of Code Sections 1291 — 1298, the Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon the sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period of its interest in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to its shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as an ordinary income dividend.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government, such as the Federal Agricultural Mortgage Corporation, the Federal Farm Credit System Financial Assistance Corporation, FHLB, FHLMC, FNMA, GNMA and SLMA, are treated as U.S. government securities.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for: (i) the dividends-received deduction, in the case of corporate shareholders; or (ii) treatment as “qualified dividend income,” in the case of noncorporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of calculating the excise tax, a regulated investment company: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon the actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, includes such gains and losses in determining the company’s ordinary taxable income for the succeeding calendar year).

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days, in the case of certain preferred stock) during the 121-day period (181-day period, in the case of certain preferred stock) beginning on the date that is 60 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by a Fund from a foreign corporation will be qualified dividends if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S. or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid of the preceeding taxable year, is a passive foreign investment company, will not constitute qualified dividends.

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction (“DRD”) for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Funds’ share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund’s disposition of domestic qualified “small business” stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Each of the Tax-Exempt Funds intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax-Exempt Fund’s taxable year at least 50% of its total assets consists of tax-exempt municipal obligations. Distributions from a Tax-Exempt Fund will constitute exempt-interest dividends to the extent of such Fund’s tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax-Exempt Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax-Exempt Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

AMT is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer’s alternative minimum taxable income (“AMTI”) over an exemption amount. Exempt-interest dividends derived from certain “private activity” municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer’s adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. For purposes of the corporate AMT, the corporate DRD is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation’s AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a DRD) in determining their adjusted current earnings.

Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income and subject to federal income tax. Further, a shareholder of a Tax-Exempt Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of a Tax-Exempt Fund. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by a Tax-Exempt Fund will likely be subject to tax on dividends paid by the Tax-Exempt Fund that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own advisers as to such consequences.

Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to pass through to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credit rules.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or is an “exempt recipient” (such as a corporation).

Sale or Redemption of Shares

The Money Market Funds seek to maintain a stable NAV of $1.00 per share; however, there can be no assurance that the Money Market Funds will do this. If the NAV of a Money Market Fund varies from $1.00 per share and, for all the Funds other than the Money Market Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund (including an exchange of shares of a Fund for shares of another Fund) in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non corporate taxpayer, $3,000 of ordinary income.

If a shareholder (1) incurs a sales load in acquiring shares of a Fund, (2) disposes of such shares less than 91 days after they are acquired and (3) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on such shares but shall be treated as incurred on the acquisition of the subsequently acquired shares.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, subject to the discussion below with respect to “interest related dividends” and “short-term capital gain dividends,” ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

U.S. withholding tax generally would not apply to amounts designated by a Fund as an “interest related dividend” or a “short-term capital gain dividend.” The aggregate amount treated as an interest related dividend with respect to a Fund for a year is limited to the Fund’s qualified net interest income for the year, which is the excess of the sum of the Fund’s qualified interest income (generally, its U.S. source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a “short-term capital gain dividend” is limited to the excess of the Fund’s net short-term capital gain over its net long-term capital loss (determined without regard to any net capital loss or net short-term capital loss attributable to transactions occurring after October 31; any such loss is treated as arising on the first day of the next tax year.)

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Effect of Future Legislation, Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

DISTRIBUTION AND SERVICE PLANS

The Company has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act (each a “Plan”) with respect to Class A Shares and Class C Shares of the Funds. Under each Plan, the Company (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions (“Service Organizations”) for services, as defined by the Financial Industry Regulatory Authority (“FINRA”).

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the relevant Plan.

The Company intends to enter into servicing agreements under each Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by FINRA.

Under the Class A Shares Plan, payments by the Company for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and payments for services, as defined by FINRA, may not exceed 0.25% (annualized) of the average daily NAV of a Fund’s outstanding Class A Shares that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Under the Class C Shares Plan, payments by the Company for distribution expenses may not exceed 0.75% (annualized) of the average daily net assets of Class C Shares, as applicable, of a Fund and payments for services, as defined by FINRA, may not exceed 0.25% (annualized) of the average daily NAV of a Fund’s outstanding Class C Shares, as applicable, that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Effective February 4, 2009, the Money Market Funds no longer participate in the distribution services portion of the Distribution and Services Plan.

Under the Plan, investors in the Class A and C Shares may pay distribution fees and service fees to affiliates of The PNC Financial Services Group, Inc., including PNC Investments for distribution and sales support services.

Payments for distribution expenses under the Plans are subject to the Rule. The Rule defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by” the Company. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plans provide that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plans provide that they may not be amended to increase materially the costs that Class A Shares or Class C Shares of a Fund may bear for distribution pursuant to the respective Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the directors who are neither “interested persons” (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plans or in any related agreements (the “12b-1 Directors”), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plans will benefit the Funds and holders of Retail Shares. The Plans are subject to annual reapproval by a majority of the 12b-1 Directors and are terminable at any time with respect to any Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Class A Shares or Class C Shares, as applicable, of the Fund involved. Any agreement entered into pursuant to the Plans with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Class A Shares or Class C Shares, as applicable, of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plans are in effect, the nomination of candidates to serve as Independent Directors must be committed to the discretion of the 12b-1 Directors.

The following tables show the payments that the Funds made pursuant to the Plans, and the purposes of these payments, for the fiscal year ended May 31, 2009. All such payments consisted of compensation to the distributor.

Class A Plan

Fund	Aggregate Payment
Prime Money Market	$619,464
Government Money Market	$13,734
Tax-Exempt Money Market	$7,167
Limited Maturity Bond	$13,542
Total Return Bond	$2,912
Maryland Tax-Exempt Bond	$3,004
Tax-Exempt Limited Maturity Bond	$4,326
National Tax-Exempt Bond	$3,228
Capital Opportunities	$3,284
International Equity	$9,006
Diversified Real Estate	$4,282

Class C Plan

Fund	Aggregate Payment
Prime Money Market	$1,094
Government Money Market	$8
Tax-Exempt Money Market	$11
Limited Maturity Bond	$4,392
Total Return Bond	$1,534
Maryland Tax-Exempt Bond	$333
Tax-Exempt Limited Maturity Bond	$482
National Tax-Exempt Bond	$260
Capital Opportunities	$1,130
International Equity	$1,609
Diversified Real Estate	$1,731

PERFORMANCE INFORMATION

Each series of shares in a Fund (i.e., Retail and Institutional Shares) bear pro rata the same expenses and are entitled equally to the Fund’s dividends and distributions except that each series will bear the expenses of any distribution and/or shareholder services plans applicable to such series. In addition, each series will have differing sales charges. Standardized yield and total return quotations are computed separately for each series of shares. The differences in expenses paid by the respective series will affect their performance.

Money Market Funds

The “yield” and “effective yield” of each Money Market Fund are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for each Money Market Fund is computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for each Fund is computed by compounding a particular Fund’s unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

In addition, the Tax-Exempt Money Market Fund may quote its standardized “tax-equivalent yield,” which is computed by: (a) dividing the portion of the Tax-Exempt Money Market Fund’s yield (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund’s yield that is not exempt from federal income tax.

The “monthly yield” of each Money Market Fund is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/number of days in the month). The annualized effective monthly yield for each Fund is computed by compounding a particular Fund’s unannualized monthly base period return (calculated as just described) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by the number of days in the month, and subtracting one from the result.

The Money Market Funds may from time to time quote yields relating to time periods other than those described above. Such yields will be computed in a manner that is similar to those computations described.

A Money Market Fund’s quoted yield is not indicative of future yields and will depend upon factors such as portfolio maturity, its expenses and the types of instruments it holds.

Non-Money Market Funds

Yield Calculations. From time to time the Non-Money Market Funds may quote their yields in advertisements, sales literature or in reports to shareholders. The yield for a Fund is calculated by dividing the net investment income per share (as described below) earned during a 30-day period by its NAV on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund’s net investment income per share earned during the period in the Fund is based on the average daily number of shares outstanding in the Fund during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

Where:	a = dividends and interest earned during the period.

  b =   expenses accrued for the period (net of reimbursements).

  c =   the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d =   net asset value per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Maryland Tax-Exempt Bond, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds calculate interest earned on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations that are expected to be subject to monthly payments of principal and interest (“pay downs”), (a) gain or loss attributable to actual monthly pay downs is accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize discount or premium on the remaining security.

Undeclared earned income may be subtracted from the NAV (variable “d” in the formula). Undeclared earned income is the net investment income that, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

The Tax-Exempt Limited Maturity Bond Fund’s and National Tax-Exempt Bond Fund’s “tax-equivalent” yield is computed by (a) dividing the portion of a Fund’s yield that is exempt from federal income taxes by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of such yield that is not exempt from federal income tax. The Maryland Tax-Exempt Bond Fund’s “tax-equivalent” yield is computed by (a) dividing the portion of the Fund’s yield that is exempt from both federal and Maryland state income taxes by one minus a stated combined federal and Maryland state income tax rate; (b) dividing the portion of the Fund’s yield that is exempt from federal income tax only by one minus a stated federal income tax rate, and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of such yield that is not exempt from federal income tax.

Total Return Calculations. The Non-Money Market Funds compute their average annual total returns (before taxes) by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

	P(1+T)[n] =	ERV
Where:	T =	average annual total return.

	ERV =	ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

	P =	hypothetical initial payment of $1,000.

	n =	period covered by the computation, expressed in terms of years.

The Non-Money Market Funds compute their aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular Fund to the ending redeemable value of such investment in the Fund. The formula for calculating aggregate total return is as follows:

The calculations of average annual total return (before taxes) and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The “average annual total return (after taxes on distributions)” and “average annual total return (after taxes on distributions and redemptions)” for each Fund are provided below and are also included in the Prospectus.

Average annual total return (after taxes on distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income taxes rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) that would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at NAV on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax, and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit that increases returns.

Since performance will fluctuate, performance data for the Funds cannot necessarily be used to compare an investment in the Funds’ shares with bank deposits, savings accounts and similar investment alternatives that often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Any fees charged by a Bank directly to your account in connection with an investment in a Fund will not be included in the Fund’s calculations of yield and/or total return.

Hypothetical Performance Information

In addition to providing performance information that demonstrates the actual yield or return of a particular Fund over a particular period of time, the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund or National Tax Exempt Bond Fund may provide certain other information demonstrating hypothetical yields or returns. For example, the table below illustrates the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 1.00% to 3.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund or National Tax-Exempt Bond Fund, which may be higher or lower than those shown. A

Fund’s yield will fluctuate as market conditions change. For investors in a low tax bracket, investing in a tax-exempt investment may not be beneficial if a higher yield after taxes could be received from a taxable investment. Investors should be aware that tax brackets may change over time and they should consult their own tax adviser with specific reference to their own tax situation.

For the Tax-Exempt Money Market, Tax-Exempt Limited Maturity Bond and National Tax-Exempt Bond Funds:

		Federal Marginal Tax Rate	Table-Exempt Yields
Taxable Income	Joint Return		1.00%	1.50%	2.00%	2.50%	3.00%	3.50%
Single Return	Joint Return		Equivalent Taxable Yields
$0-$8,025	$0-$16,050	10%	1.11%	1.67%	2.22%	2.78%	3.33%	3.89%
$8,026-$32,550	$16,051-$65,100	15%	1.18%	1.76%	2.35%	2.94%	3.53%	4.12%
$32,551-$78,850	$65,101-$131,450	25%	1.33%	2.00%	2.67%	3.33%	4.00%	4.67%
$78,851-164,550	$131,451-$200,300	28%	1.39%	2.08%	2.78%	3.47%	4.17%	4.86%
$164,551-$357,700	$200,301-$357,700	33%	1.49%	2.24%	2.99%	3.73%	4.48%	5.22%
$357,700 and over	$357,701 and over	35%	1.54%	2.31%	3.08%	3.85%	4.62%	5.38%

The tax-exempt yields used here are hypothetical and no assurance can be made that the Funds will obtain any particular yields. A Fund’s yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 2008 federal marginal tax rates indicated in the table. The table does not reflect the phase out of personal exemptions and itemized deductions that will apply to certain higher income taxpayers.

For the Maryland Tax-Exempt Bond Fund:

Taxable Income		Combined Federal and Maryland Marginal Tax Rates	Equivalent Taxable Yields
Single Return	Joint Return		1.00%	1.50%	2.00%	2.50%	3.00%	3.50%
$0-$8,025	$0-$16,050	16.81%	1.20%	1.80%	2.40%	3.01%	3.61%	4.21%
$8,026-$32,550	$16,051-$65,100	21.43%	1.27%	1.91%	2.55%	3.18%	3.82%	4.45%
$32,551-$78,850	$65,101-$131,450	30.68%	1.44%	2.16%	2.89%	3.61%	4.33%	5.05%
$78,851-$150,000	$131,451-$200,000	33.45%	1.50%	2.25%	3.01%	3.76%	4.51%	5.26%
$150,001-$164,550	$200,001-$200,300	33.63%	1.51%	2.26%	3.01%	3.77%	4.52%	5.27%
$164,551-$300,000	$200,301-$350,000	38.24%	1.62%	2.43%	3.24%	4.05%	4.86%	5.67%
$300,001-$357,700	$350,001-$357,700	38.41%	1.62%	2.44%	3.25%	4.06%	4.87%	5.68%
$357,701-$500,000	$357,701-$500,000	40.25%	1.67%	2.51%	3.35%	4.18%	5.02%	5.86%
$500,001-$1,000,000	$500,001-$1,000,000	40.41%	1.68%	2.52%	3.36%	4.20%	5.03%	5.87%
Over $1,000,000	Over $1,000,000	40.90%	1.69%	2.54%	3.38%	4.23%	5.08%	5.92%

The tax-exempt yields used here are hypothetical and no assurance can be made that the Maryland Tax Exempt Bond Fund will obtain any particular yield. The Maryland Tax Exempt Bond Fund’s yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 2008 federal marginal tax rates, and assume a federal tax benefit for state and local taxes. For 2008, the Maryland maximum state tax rate is 6.25%. The 2008 tax rates for Maryland counties vary from 1.25% to 3.20%. In the rate table, the tax rate for all Maryland counties is assumed to be 2.82% (the average of all county tax rates). The Maryland state income tax brackets below $3,000 of taxable income are ignored for purposes of the table. The table does not reflect the phase out of personal exemptions and itemized deductions that will apply to certain higher income taxpayers.

Distribution Rates

The Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund may also quote from time to time distribution rates in reports to shareholders and in sales literature. The distribution rate for a specified period is calculated by annualizing the daily distributions of net investment income and dividing this amount by the daily ending NAV, and then adding all the daily numbers and dividing by the number of days in the specified period. Distribution rates do not reflect realized and unrealized capital gains and losses.

Performance Comparisons

From time to time, in advertisements or in reports to shareholders, a Fund’s yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Money Market Fund’s yield may be compared to the iMoneyNet Money Fund Average, which is an average compiled by iMoneyNet’s MONEY FUND REPORT®, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. total return and yield data as reported in national financial publications or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc. The following table shows the particular indices with which the Funds may be compared.

Fund	Index
Non-Money Market Funds	Consumer Price Index

Growth & Income, Equity Income, Equity Growth and Capital Opportunities Funds

Standard & Poor’s 500 Index, an index of unmanaged groups of common stocks

Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE

Russell 1000® Value Index

Russell 1000® Growth Index

Russell 2000® Index

Fund	Index
Limited Maturity Bond and Total Return Bond Funds	Salomon Brothers Broad Investment Grade Bond Index Lehman Brothers Government/Credit Bond Index Lehman Brothers Aggregate Bond Index Merrill Lynch 1-5 Year Government/Corporate Index

Tax-Exempt Funds	Lehman Brothers Municipal Bond Index Lehman Brothers Mutual Fund Short-Term Index Lehman Brothers Quality Intermediate Index

International Equity Fund	Morgan Stanley Capital International (“MSCI”) All Country World Free ex-U.S. Index

Diversified Real Estate Fund

FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REIT Index, an unmanaged index of all tax-qualified REITs listed on the NYSE, the American Stock Exchange and the Nasdaq system, that have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate

Morgan Stanley REIT Index, an unmanaged index of all publicly traded equity REITs (except health care REITs) that have total market capitalizations of at least $100 million and are considered liquid

From time to time, the Company may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Company may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

Information concerning the current yield and performance of the Funds may be obtained by calling 1-800-551-2145.

MISCELLANEOUS

As used in this SAI, a “majority of the outstanding shares” of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

Shareholder Ownership.

On September 18, 2009, PNC Bank, N.A., which has its principal offices at 1600 Market Street, Philadelphia, Pennsylvania 19103, owned a majority of the outstanding shares of each of the Company’s funds (as set forth in the chart below). PNC Bank is a national bank organized under the laws of the United States. PNC Bank is a wholly-owned subsidiary The PNC Financial Services Group, Inc., a publicly-held financial holding company.

The name, address and percentage ownership of each person that on September 18, 2009, owned of record or beneficially 5% or more of the outstanding shares of a Fund is set forth below:

Fund	Name and Address	Percentage Owned Beneficially	Percent Owned of Fund Record
CAPITAL OPPORTUNITIES FUND	SAXON CO PO PHILADELPHIA PA		93.4183%
DIVERSIFIED REAL ESTATE FUND	SAXON CO PO PHILADELPHIA PA		84.5622%
GOVERNMENT MONEY MARKET FUND	SAXON CO PO PHILADELPHIA PA		98.3075%
INTERNATIONAL EQUITY FUND	SAXON CO PO PHILADELPHIA PA		89.3679%
LIMITED MATURITY BOND FUND	SAXON CO PO PHILADELPHIA PA		92.4210%
MARYLAND TAX-EXEMPT BOND	SAXON CO PO PHILADELPHIA PA		88.1135%
NATIONAL TAX-EXEMPT BOND	SAXON CO PO PHILADELPHIA PA		94.9285%
PRIME MONEY MARKET FUND	PERSHING LLC FOR EXCLUSIVE BENEFIT JERSEY CITY NJ		18.8815%
PRIME MONEY MARKET FUND	SAXON CO PO PHILADELPHIA PA		79.5786%
TAX-EXEMPT LIMITED MATURITY BOND	SAXON CO PO PHILADELPHIA PA		98.2968%
TAX-EXEMPT MONEY MARKET FUND	SAXON CO PO PHILADELPHIA PA		97.3504%
TOTAL RETURN BOND FUND	SAXON CO PO PHILADELPHIA PA		98.6841%
INTERNATIONAL EQUITY FUND	SEI PRIVATE TRUST CO OAKS PA		6.0741%

If you have any questions concerning the Company or any of the Funds, please call 1-800-551-2145.

FINANCIAL STATEMENTS

The audited financial statements, financial highlights, and related report of Deloitte & Touche LLP, independent registered public accounting firm, contained in the Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2009 (the “Annual Report”), are hereby incorporated herein by reference. No other parts of the Annual Report are incorporated by reference. Copies of the Annual Report may be obtained by calling 1-800-551-2145 or by writing PNC Funds, Inc., c/o PNC Global Investment Servicing (U.S.) Inc., P.O. Box 9770, Providence, RI 02860.

APPENDIX A

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“Prime-1” - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” - Issuers do not fall within any of the Prime rating categories.

Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments that is solely reliant upon a sustained, favorable business and economic environment.

“D” - Securities are in actual or imminent payment default.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - A subordinated debt obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

- PLUS (+) OR MINUS (-) - The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” - Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” - Bonds represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category or to categories below “CCC”.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action, or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	Positive means that a rating may be raised.

•	Negative means that a rating may be lowered.

•	Stable means that a rating is not likely to change.

•	Developing means a rating may be raised or lowered.

•	N.M. means not meaningful.

Moody’s

Watchlist: Watchlists list the names of credits whose ratings have a likelihood of changing. These names are actively under review because of developing trends or events that, in Moody’s opinion, warrant a more extensive examination. Inclusion on this Watchlist is made solely at the discretion of Moody’s Investors Service, and not all borrowers with ratings presently under review for possible downgrade or upgrade are included on any one Watchlist. In certain cases, names may be removed from this Watchlist without a change in rating.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlooks does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated Moody’s Investment Grade (“MIG”) and are divided into three levels – MIG 1 through MIG 3. In the case of variable rate demand obligations, a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature is designated as VMIG. MIG ratings expire at note maturity. By contrast, VMIG ratings expirations will be a function of each issue’s specific structural or credit features. The following summarizes the ratings by Moody’s for these short-term obligations:

“MIG-1”/”VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2”/”VMIG-2” - This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/”VMIG-3” - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

APPENDIX B

PNC Funds, Inc.

Proxy Voting Policy and Procedures

The Board of Directors of PNC Funds, Inc. (the “Company”) hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the “Securities”) held by certain of the Company’s investment portfolios (“Funds”):

Policy

It is the policy of the Board of Directors of the Company (the “Board”) to delegate the responsibility for voting proxies relating to Securities held by the Funds to PNC Capital Advisors, Inc. (the “Adviser”) as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight.1 The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract.2

The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a “Sub-Adviser”) retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

Fiduciary Duty

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

[1]	This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
[2]

As the Adviser and PNC Fund Distributor, Inc. (the “Distributor”) , the Funds’ principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between the Distributor and the Funds’ shareholders from the proxy voting process.

Procedures

The following are the procedures adopted by the Board for the administration of this policy:

Review of Adviser Proxy Voting Procedures. The Adviser and respective Sub-Adviser(s) with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

Reporting. With respect to those proxies that the Adviser or Sub-Adviser have identified as involving a conflict of interest,3 the Adviser or Sub-Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved.

Revocation

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Annual Filing

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

Disclosures

The Company shall include in its registration statement:

A description of this policy and of the policies and procedures used by the Adviser or by a Sub-Adviser to determine how to vote proxies relating to Securities;4 and

[3]

As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or Sub-Adviser or affiliated persons of the Adviser or Sub-Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser’s or Sub-Adviser’s independence of judgement and action with respect to the voting of the proxy.

[4]	This disclosure shall be included in the amendment to the Funds’ registration statement next filed after July 1, 2003.

A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.5

– The Company shall include in its Annual and Semi-Annual Reports to shareholders:

A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; and on the SEC website.6

A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.7

Review of Policy

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

Adopted: May 9, 2003

Revised: August 12, 2009

PNC Capital Advisors, LLC

SECTION 407: PROXY VOTING POLICY AND PROCEDURES

September 30, 2009

The purpose of these proxy voting policy and procedures is to ensure that PNC Capital Advisors, LLC (“PCA”) fulfills its responsibility to clients in connection with the voting of proxies. PCA views the voting of proxies as an integral part of its investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in securities prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors, and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

New Account Procedures

When the client has delegated proxy-voting authority to PCA under the investment agreement (or other written agreement), PCA will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that PCA vote in accordance with such client’s proxy voting policy and provides this proxy voting policy to PCA, PCA will vote as instructed. In the event a contract is silent on the matter, PCA should get written confirmation from such client as to its preference, where possible. PCA will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.

Proxy Handling Procedures

With respect to proxies for which PCA has authority to vote, such votes will be determined by a proxy voting committee (the “Committee”). This Committee shall include representatives from {client service?}, investment, credit and compliance teams. The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a majority of the voting members are present, such meetings may take place in person and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.

The Committee will appoint one or more Proxy Administrators to assist in the administration of proxy material and record the minutes of the Committee meeting. PCA is authorized to engage the services of a proxy voting service (the “Service”) to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.

The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service’s recommendations with respect to such issues. “Routine Matters” are

SECTION 407	1

those issues in the proxy statement that are addressed in the proxy voting guidelines attached hereto as Exhibit A (the “Guidelines”) with a specific recommendation as to how to vote (e.g., “for”, “against” or as “recommended by management”). “Refer Items” are those issues in the proxy statement for which the Guidelines are silent, or for where the Guidelines state that the item is to be decided on a case-by-case basis.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee’s monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee’s instructions.

(1) Authority to Vote Proxies

The Committee adopts the Guidelines, attached hereto as Exhibit A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Refer Items will be voted in accordance with the instructions of the Committee. The Committee will decide Refer Items by majority vote of the Committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.

In the event that PCA has agreed in writing to vote proxies on behalf of a client in accordance with the client’s proxy voting guidelines, the client guidelines will be followed.

The Committee will document the rationale for its vote in its minutes for all Refer Items. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Refer Items, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:

•	Publicly available information

•	Research and recommendation provided by the Service

•	Industry practices

•	Any special circumstances relating to the company

•	Advice from portfolio managers or investment professionals

•	Advice from legal counsel

•	Market conditions

•	Industry trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the issuer’s shareholders. In the event that the cost of

SECTION 407	2

voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:

•	the proxy is written in a language other than English and no translation has been provided;

•	the proxy require overseas travel in order to vote; or

•

securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are de minimus when compared to the company’s total outstanding shares.

(2) Conflicts of Interest

A conflict of interest occurs when the interests of PCA, its affiliates and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee seeks to avoid all situations that might lead to a real or apparent material conflict between (i) the interests of PCA, its affiliates and the interest of their employees, officers and directors; and (ii) the Committee’s proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the PCA, including Committee members, responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee’s independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. PCA and the Committee members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies. Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of PCA provides services, the affiliate’s relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate’s annual revenue.

Identification of Conflicts of Interest: Proxies required to be voted with respect to PCA’s publicly-traded affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to PCA’s investment company clients, conflicts may arise involving the investment adviser. In such cases PCA will follow the Guidelines described herein, including the procedures for handling conflicts of interest.

In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Refer Item, the Committee may vote such matter in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of PCA or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of

SECTION 407	3

PCA Code of Ethics and shall be reported by the Committee to The PNC Financial Services Group, Inc. Corporate Ethics Office.

In the event that a Committee member has a conflict of interest that would impair his or her independence or judgment in deciding how to vote, such member should recuse himself or herself from the Committee’s consideration of a particular proxy issue. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether Committee members may have conflicts of interests that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of PCA, its affiliates and the interest of their employees, officers and directors; and (ii) the Committee’s proxy-voting responsibilities. This may include requesting that employees and officers of PCA and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.

(3) Review of Policy

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with PCA’s fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission.

(4) Procedure for Verifying Independence of Proxy Voting Service

1. The Committee shall annually review the services provided by the Service and any other proxy voting and recording service providers (“proxy service providers”) retained by PCA. The Committee shall conduct such review with a view to determining whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of PCA’s clients. Among the actions which the Committee may undertake in making such an assessment are:

a. Review of a proxy service provider’s conflict management procedures and assessment of the effectiveness of the implementation of such procedures;

b. Review of a proxy service provider’s Form ADV, if applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and,

c. Inquiries to, and discussions with, representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.

SECTION 407	4

On an annual basis, the Proxy Voting Administrators shall request from the proxy voting service engaged by PCA (the “Service”) the following items:

•	A copy of the Service’s written policies and procedures in place to guard against any conflicts of interest;

•	A copy of the SAS 70[1] prepared by an independent public accounting firm regarding the Service.

In cases where the Committee has concerns that a proxy service provider’s relationship with an issuer may engender conflicts of interests with respect to the proxy voting recommendations made by the proxy service provider, the Committee may request from the proxy service provider information concerning the proxy service provider’s relationship with the issuer.

(5) Recordkeeping

PCA shall retain records relating to the voting of proxies, including:

a. A copy of this Proxy Voting Policy and Procedures.

b. A copy of each proxy statement received by PCA regarding portfolio securities in PCA client accounts.

c. A record of each vote cast by PCA on behalf of a client.

d. A copy of each written client request for information on how PCA voted proxies on behalf of the client account, and

e. a copy of any written response by PCA to the client account.

f. All minutes of the Committee setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of the Committee material to a proxy voting decision.

PCA shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies of proxy statements. PCA shall also maintain at the Service records of proxy votes cast on behalf of PCA’s clients provided that the Service provides an undertaking to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of PCA.

[1]	A SAS 70 examination signifies that a service organization has had its controls and security procedures objectives and control activities examined by an independent accounting and auditing firm.

SECTION 407	5

Exhibit A

PNC Capital Advisors, LLC

Summary Proxy Voting Guidelines

Amended September 30, 2009

1. OPERATIONAL ISSUES

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

•	Election of Directors in a non-contested election

•	Ratifying Auditors

•	Increasing or decreasing amounts of authorized stock

•	Changing terms of authorized stock

•	Company name changes

•	Stock splits

•	Changing size of board

•	Opting into or out of optional provisions of state corporation laws

•	Changing annual meeting date or location

•	Changing state of incorporation

•	Changing bylaws or charter that are of a housekeeping nature (updates or corrections)

•	Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible

The Committee recommends generally voting AGAINST matters such as the following:

•	Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason

•	Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

•	Approving “other business” when it appears as voting item, when no further details are provided

2. BOARD OF DIRECTORS

Voting, Board Composition and Control Issues

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or (iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:

•	Confidential voting

•	Independent Audit Committees

•	Independent Nominating Committees

•	Independent Compensation Committees

•	Auditors at annual meetings

•	Requiring information on proponents of shareholder resolutions

•	Fixing the board size or designating a range for the board size

SECTION 407	6

•	Repealing classified boards and electing all directors annually

•	Creation of “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•	Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

•

Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

•	Reduction of the par value of common stock

•	Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

•	Implementing a reverse stock split to avoid delisting

•	Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

•

Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

•	Proposals requiring shareholder approval before extinguishing poison pills

•	Shareholder proposals asking that any future poison pill be put to a shareholder vote*

•	Proposals to lower supermajority voting requirements

•	Management proposals requiring a majority for election of directors**

*	Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.
**	Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.

The Committee recommends a vote AGAINST:

•	Blank check preferred stock

•	Classifying the board

•	“Fair Price” provisions requiring greater than a majority vote of all shares

•	Greenmail

•	Preemptive rights

•	Proposals requiring supermajority voting

•	Proposals to eliminate cumulative voting*

•

Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (Placing blocks of securities with friendly third parties)

•	Limiting shareholders’ right to act by written consent

•	Proposals giving shareholders the right to call special meetings

•	Requiring inclusion of abstentions in voting results

•	Repricing of “underwater” options

•	Shareholder proposals to impose a mandatory retirement age for outside directors

*	The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

SECTION 407	7

The Committee recommends voting as recommended by management on:

•	Required representation of specific gender, race, or interest groups on board

•	Age or term limits for directors

•	Proposals for the same person to hold both Chairman and CEO positions and proposals to separate the Chairman and CEO positions

•	Shareholder requests for changes in voting requirements not otherwise covered in these guidelines

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:

The Committee recommends voting FOR

•	Restoring shareholder ability to remove directors with or without cause

•	Permitting shareholders to elect directors to fill board vacancies

•	Requiring that a majority or more of directors be independent

The Committee recommends voting AGAINST:

•	Eliminating entirely directors’ and officers’ liability for monetary damages for violating the duty of care

•	Shareholder proposals requiring two candidates per board seat

•	Allowing only continuing directors may elect replacements to fill board vacancies

•	Proposals that directors may be removed only for cause

•	Shareholder proposals to limit the tenure of outside directors

•	Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

3. MERGERS AND CORPORATE RESTRUCTURINGS

Appraisal Rights

The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

Control Share Acquisition Provisions

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

SECTION 407	8

Control Share Cashout Provisions

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

Disgorgement Provisions

The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

Stakeholder Provisions

The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting as recommended by management on:

•	Stock option plans

•	Restricted stock bonus plans

•	Director stock ownership proposals

•	Executive compensation proposals

Claw-back Provision (Compensation Recovery Policies)

The Committee generally favors voting AGAINST shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.

SECTION 407	9

Stock Plans in Lieu of Cash

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

Director Retirement Plans

The Committee recommends voting AGAINST retirement plans for nonemployee directors.

The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Employee Stock Purchase Plans

The Committee recommends voting FOR employee stock purchase plans where all of the following apply:

1. Purchase price is at least 85 percent of fair market value

2. Offering period is 27 months or less, and

3. Potential voting power dilution (VPD) is ten percent or less.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.

The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

SECTION 407	10

The Committee recommends voting AGAINST shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.

The Committee recommends voting AGAINST shareholder proposals seeking to add specific performance goals for executives.

Golden and Tin Parachutes

The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

The Committee recommends voting FOR executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive’s annual compensation (salary and bonus), and the benefit has been approved by the company’s compensation committee.

6. SOCIAL AND ENVIRONMENTAL ISSUES

Consumer Issues and Public Safety

As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:

•	Requiring reports that go beyond standard industry practice

•	Restricting the company’s ability to do business in any location or with any particular group

•	Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7. ENVIRONMENTAL AND ENERGY

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•	The company’s level of disclosure lags that of its competitors, or

•	The company has a poor environmental track record, such as violations of federal and state regulations.

8. GENERAL CORPORATE ISSUES

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

SECTION 407	11

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws have reporting requirements.

The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.

The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.

The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company

9. LABOR STANDARDS AND HUMAN RIGHTS

China Principles

The Committee recommends voting AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

10. MILITARY BUSINESS

Foreign Military Sales/Offsets

The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Nuclear Weapons

The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

11. WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

SECTION 407	12

1.	The board composition is reasonably inclusive in relation to companies of similar size and business or

2.	The board already reports on its nominating procedures and diversity initiatives.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

1.	The company has well-documented equal opportunity programs

2.	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

3.	The company has no recent EEO-related violations or litigation.

The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

1.	The composition of senior management and the board is fairly inclusive

2.	The company has well-documented programs addressing diversity initiatives and leadership development

3.	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

4.	The company has had no recent, significant EEO-related violations or litigation.

Sexual Orientation

The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

12. MUTUAL FUND PROXIES

Approve New Classes or Series of Shares

The Committee recommends voting FOR the establishment of new classes or series of shares.

Change Fundamental Investment Objective to Nonfundamental

The Committee recommends voting AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

The Committee recommends voting AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•	Removal of shareholder approval requirement for amendments to the new declaration of trust

•

Removal of shareholder approval requirement to make material changes to the fund’s management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative

SECTION 407	13

responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract

•	Removal of shareholder approval requirement to change the domicile of the fund

Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval

The Committee recommends voting FOR proposals authorizing the board of a registered investment company to hire/terminate subadvisers without shareholder approval when the registered investment company has applied for or received exemptive relief from the SEC.

SECTION 407	14

GE Asset Management Policies and Procedures

Proxy Voting Policy

General

GE Asset Management Incorporated (GE Asset Management) exercises its fiduciary responsibilities by carefully reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interest of its clients. Each proxy is reviewed individually, managed in accordance with this Proxy Voting Policy and voted consistent with the proxy guidelines (Proxy Guidelines) adopted by the Proxy Committee (as defined below) from time to time. In all cases the ultimate objective in voting proxies is to enhance shareholder value. The Proxy Voting Policy and Proxy Guidelines are provided to GE Asset Management personnel who have responsibility for managing the proxy voting process in an effort to maintain consistency and ensure compliance. Additionally, the Proxy Voting Policy has been adopted by the Board of Directors of GE Asset Management.

Certain clients expressly retain proxy voting responsibility or have entered into a relationship with another party who has been given authority to vote their proxies. Such clients are not subject to this Proxy Voting Policy or the Proxy Guidelines. Additionally, certain other clients have instructed GE Asset Management to vote proxies in accordance with each such client’s proxy voting guidelines. In such cases GE Asset Management will still follow the procedure set forth in the Proxy Voting Policy though the Proxy Guidelines will not be applicable.

For purposes of clarification, with respect to GEAM sponsored mutual funds, the Fund’s Boards of Trustees have delegated the responsibility for voting proxies to GEAM for all Funds (or allocation of Fund assets) that are managed by GEAM. For those Funds (or allocation of Fund assets) that are managed by a sub-adviser, the Fund’s Board of Trustees has delegated proxy voting responsibilities to that sub-adviser.

Proxy Committee

The Proxy Committee is comprised of between five (5) and ten (10) individuals, including both the Chief Executive Officer and General Counsel of GE Asset Management. Members of the Proxy Committee are appointed by the Board of Directors of GE Asset Management (Board) and will be evidenced by a resolution adopted by the Board. The Proxy Committee participates in the proxy voting process as detailed below and may amend the Proxy Guidelines at any time by unanimous written consent.

Proxies and Corporate Actions Analyst

The Proxies and Corporate Actions Analyst (Proxy Analyst) is an employee of GE Asset Management and has responsibility for facilitating the processing of all proxy votes for any annual or special meeting for all voting securities held in the various GE Asset Management portfolios and monitoring such process.

GE Asset Management Policies and Procedures

Proxy Voting Policy

Annual Review of Proxy Voting Policy and Proxy Guidelines

The Proxy Committee will meet at least annually to review and analyze current issues and update, if necessary, the Proxy Guidelines and Proxy Voting Policy. Appropriate GE Asset Management personnel may also be requested to participate in this meeting.

Third Party Services

GE Asset Management currently utilizes the services of Institutional Shareholder Services, Inc. (ISS) for proxy research, voting, administrative and reporting functions and Investor Responsibility Research Center (IRRC) for research material.

Voting Procedure

1.	ISS receives proxy material from custodial banks, Automatic Data Processing (ADP) and directly from companies.

2.	For every proxy ISS receives, ISS reviews all proxy material and provides the Proxy Analyst with an analysis of such material, including management’s recommendation of how to vote the proxy, and a vote recommendation based on the Proxy Guidelines or specific client guidelines.

3.	The Proxy Analyst reviews each vote recommendation given by ISS and does the following:

a.	Domestic and International Routine Corporate Governance Issues and Routine Social Issues: The Proxy Analyst votes in accordance with the ISS recommendation on routine issues.

b.	Domestic and International Non-Routine Corporate Governance Issues and Non-Routine Social Issues; Vote with Management: If the issue is determined to be non-routine by the Proxy Analyst, an analyst for the relevant asset class and a Proxy Committee member will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and not inconsistent with the Proxy Guidelines, the process will continue as provided in section (4) below.

c.	Domestic and International Non-Routine Corporate Governance Issues and Non-Routine Social Issues; Voting Against Management: If (a) the issue is determined to be non-routine by the Proxy Analyst and either

GE Asset Management Policies and Procedures

Proxy Voting Policy

the analyst for the relevant asset class or the Proxy Committee member recommends a vote against management or (b) an analyst seeks in any case to vote contrary to the Proxy Guidelines, then at least two (2) Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (See Material Conflict of Interest below).

4.	The vote decision is communicated to ISS. GE Asset Management may abstain from voting a proxy in a limited number of circumstances.

5.	ISS votes the proxy through ADP, the solicitors, or the custodian banks, as the case may be.

6.	Comprehensive reports of all proxy votes are reviewed semi-annually by the Proxy Analyst and annually by the Proxy Committee.

Issues Involving a Material Conflict of Interest

A material conflict of interest may arise in a situation where the Proxy Analyst or analyst or Proxy Committee member, if voting the proxy, has knowledge of a situation where either GE Asset Management or one of its affiliates would enjoy a substantial or significant benefit from casting its vote in a particular way. Examples of where a material conflict of interest may occur include, but are not limited to, the following examples:

•

General Electric Company, the parent of GE Asset Management, is soliciting proxies in connection with a transaction involving an issuer of securities that GE Asset Management holds in its client accounts.

•

A plan sponsor of a benefit plan to which GE Asset Management provides services is also the issuer of securities that GE Asset Management holds in its client accounts. However, absent extraordinary circumstances, this situation should not present a material conflict of interest and in no case would a material conflict of interest exist unless the assets of such benefit plan managed by GE Asset Management constituted more than 1% of GE Asset Management’s assets under management.

•	An officer or employee of GE Asset Management or one of its affiliates serves as a director of a company during a time when GE Asset Management has an opportunity to vote securities of that company.

GE Asset Management Policies and Procedures

Proxy Voting Policy

If a material conflict of interest does arise, ISS will be solely responsible for determining how to vote the proxy based upon the Proxy Guidelines or specific client guidelines. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. Additionally, a material conflict of interest form in the form attached hereto (Material Conflict of Interest Form) will be completed and signed by the Proxy Analyst and at least one member of the Proxy Committee. Material Conflict of Interest Form(s), if any, will be provided to the Proxy Committee on an annual basis and, in the case of a mutual fund that holds the portfolio security in question, to the board of such mutual fund at its next regularly scheduled meeting.

Securities Lending Programs

Securities held by a client may be lent out to a borrower. In such an instance, the securities are typically transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where an asset class leader or primary analyst determines that a proxy vote is materially important to a client’s interest and where it is feasible to recall the security on a timely basis, GE Asset Management may use its reasonable efforts to recall the security. GE Asset Management disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the security before the record date and/or the deadline for voting, as applicable.

Record Retention Policy

GE Asset Management will maintain the following for a period of five (5) years:

•	Proxy Voting Policy.
•	Proxy Guidelines.
•	Written request for proxy voting records and a written response to such request.
•	Any document prepared by an analyst or Proxy Committee member that was material to the voting of a proxy.

GE Asset Management has hired ISS to maintain the following for a period of five (5) years:

•	Proxy statements received regarding client securities (unless available through the Securities and Exchange Commission’s EDGAR system).
•	Records of votes cast on behalf of clients.

Such records will be made available to GE Asset Management via a website hosted and maintained by ISS or upon request.

GE Asset Management Policies and Procedures

Proxy Voting Policy

GE Lifestyle Funds

GE Asset Management is the adviser to the GE LifeStyle Funds that invest in underlying GE Funds and money market instruments. GE Asset Management is also the adviser to the GE Funds. The same Board of Trustees serves both the GE Funds and the GE LifeStyle Funds. GE LifeStyle Funds do not have the ability to vote proxies with respect to the portfolio securities held by the GE Funds. GE LifeStyle Funds may have the opportunity to vote the shares issued by the GE Funds. In this case, GE Asset Management will use the shadow or mirror voting technique described below to the extent permitted by applicable fund documents.

Shadow or Mirror Voting Technique: GE Asset Management will cast the proxies received by the GE LifeStyle Funds from the GE Funds in the same proportion as the vote cast by the other shareholders of the GE Funds that are not affiliated with GE Asset Management, to the extent that GE Asset Management has available information from the issuer or its agent to permit this form of voting.

Other GE Advisory Businesses

Each GE advisory business is individually responsible for developing a proxy voting policy and for voting its proxies accordingly. GE Asset Management will not knowingly share any information regarding its voting decisions directly with any of the other GE advisory businesses, nor will it seek to obtain any information from them regarding their voting decisions.

Form N-PX

GE Asset Management will file a Form N-PX in accordance with the law.

Obtaining Proxy Policy, Proxy Guidelines and Voting Records

GE Fund Shareholders

If a GE Fund shareholder wants to obtain a summary of the Proxy Policy and Proxy Guidelines or a Form N-PX (after August 31, 2004), such shareholder can (a) call a designated toll-free number during business hours, (b) view the GE Fund’s website, or (c) view the SEC’s website at www.sec.gov. If a request is received telephonically, the summary must be sent out within three (3) business days of receipt of the request by first-class mail or other means designed to ensure equally prompt delivery.

Advisory Clients

Non-mutual fund clients (Advisory Clients) are provided a summary of the Proxy Policy and Proxy Guidelines in Form ADV, Part II. Should an Advisory Client wish to obtain the Proxy Policy and/or Proxy Guidelines in full or information

GE Asset Management Policies and Procedures

Proxy Voting Policy

regarding how GE Asset Management voted proxies for their account, the Advisory Client can contact their account representative or the Proxy Analyst.

February 27, 2009

MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.     POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.     GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A.    Routine Matters.    We generally support routine management proposals. The following are examples of routine management proposals:

•	Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.

•	General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.

•

Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.    Board of Directors.

1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:

a.	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i.	At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii.	We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b.	Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c.	We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d.	We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e.	In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f.	We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g.	We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h.	We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.	Discharge of directors’ duties: In markets where an annual discharge of directors’ responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.

3.	Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.

4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.

5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.

7.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.

8.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.

9.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.

10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.

11.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

C.    Statutory auditor boards.    The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D.    Corporate transactions and proxy fights.    We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E.    Changes in capital structure.

1.	We generally support the following:

•	Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.

•

Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)

•

Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.

•	Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.

•	Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

•	Management proposals to effect stock splits.

•

Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

•	Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.

2.	We generally oppose the following (notwithstanding management support):

•	Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.

•

Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.

•

Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).

•	Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.    Takeover Defenses and Shareholder Rights.

1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.

2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.

3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.

4.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.

5.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.

G.    Auditors.    We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

H.    Executive and Director Remuneration.

1.	We generally support the following:

•

Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.

•

Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

•	Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

•	Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2.	We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3.	Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4.	Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5.	We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6.	We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7.	We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8.	Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I.    Social, Political and Environmental Issues.    We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J.    Fund of Funds.    Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.    ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies (“Index Strategies”) will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A.    Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B.    Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.

2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.

3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.

3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C.    Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP (“AIP”).

Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

APPENDIX B

The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund (“VK Fund”) sub advised by Avenue Europe International Management, L.P. (“Avenue”). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM’s Policy.)

1.	Generally: With respect to Avenue’s portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser’s involvement in the voting process of Avenue’s portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue’s portion of the Fund.

2.	Voting Guidelines: All proxies, with respect to Avenue’s portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM’s Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board’s authority.

3.	Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)(1) Articles of Incorporation of Registrant dated February 23, 1989 and recorded in the State of Maryland on March 7, 1989 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Notice of Change of Resident Agent and Principal Office Address of Registrant is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on September 28, 2006.

(3) Articles Supplementary dated October 15, 1990 and recorded in the State of Maryland on October 30, 1990 are incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(4) Articles Supplementary dated January 16, 1992 and recorded in the State of Maryland on January 28, 1992 are incorporated herein by reference to Exhibit (1)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(5) Articles Supplementary dated June 23, 1993 and recorded in the State of Maryland on June 25, 1993 are incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(6) Articles Supplementary dated May 31, 1994 and recorded in the State of Maryland on June 23, 1994 are incorporated herein by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(7) Articles Supplementary dated November 22, 1995 and recorded in the State of Maryland on November 27, 1995 are incorporated herein by reference to Exhibit (1)(g) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(8) Articles Supplementary dated June 8, 1997 and recorded in the State of Maryland on June 19, 1997 are incorporated herein by reference to Exhibit (1)(h) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(9) Articles Supplementary dated February 13, 1998 and recorded in the State of Maryland on February 23, 1998 relating to the Equity Income, Equity Growth, Total Return Bond, National Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds is incorporated herein by reference to Exhibit (1)(i) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(10) Articles Supplementary dated March 23, 2000 and recorded in the State of Maryland on March 27, 2000 are incorporated herein by reference to Exhibit (a)(10) of Post-Effective Amendment No. 25 to the Registrant’s Registration Statement filed on April 14, 2000.

(11) Articles Supplementary dated July 6, 2001 and recorded in the State of Maryland on July 11, 2001 are incorporated herein by reference to exhibit (a)(11) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(12) Articles Supplementary dated August 13, 2002 and recorded in the State of Maryland on August 15, 2002 are incorporated herein by reference to Exhibit (a)(12) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(13) Articles Supplementary dated and recorded in the State of Maryland on August 26, 2003 are incorporated herein by reference to Exhibit (a)(13) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(14) Articles Supplementary dated and recorded in the State of Maryland on May 28, 2004 are incorporated herein by reference to Exhibit (a)(15) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement filed on September 30, 2004.

(15) Amendment to Articles of Incorporation of Registrant effective September 28, 2007 and recorded in the State of Maryland on September 27, 2007 is incorporated herein by reference to Exhibit a(15) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on September 28, 2007.

(16) Articles Supplementary dated and recorded in the State of Maryland on December 6, 2007 is incorporated herein by reference to Exhibit a(16) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on July 30, 2008.

(17) Articles Supplementary dated and recorded in the state of Maryland on February 15, 2008 is incorporated herein by reference to Exhibit a(17) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on July 30, 2008.

(18) Articles Supplementary dated May 13, 2008 and recorded in the state of Maryland on May 14, 2008 is incorporated herein by reference to Exhibit a(18) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on July 30, 2008.

(b)(1) Amended and Restated Bylaws of Registrant are incorporated herein by reference to Exhibit (b)(1) of Post-Efeective Amendment No. 42 to the Registrant’s Registration Statement filed on September 28, 2006.

(c)(1) See Article VI, Section 7.2 of Article VII, Article VIII and Section 10.2 and 10.4 of Article X of the Registrant’s Articles of Incorporation incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) See Article I, Section 2.1 and 2.11 of Article II, Article IV and Section 6.1 of Article VI of the Registrant’s Bylaws, as amended, incorporated herein by reference to Exhibits (2)(a), (2)(b), (2)(c) and (2)(d) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(d) (1) Interim Advisory Agreement dated September 30, 2009 between the Registrant and PNC Capital Advisors, LLC, filed1 herewith.

(2) Sub-Advisory Agreement dated April 27, 2001 between Mercantile-Safe Deposit and Trust Company and Morgan Stanley Investment Management Limited with respect to the International Equity Fund is incorporated herein by reference to exhibit (d) (7) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(3) Sub-Advisory Agreement dated February 2, 2009 between PNC Capital Advisors, Inc. and GE Asset Management, Inc., filed herewith.

(e) (1) Distribution Agreement between the Registrant and PNC Fund Distributor, LLC dated March 31, 2009, filed herewith.

(f) None.

(g)(1) Custody Agreement between Registrant and Fifth Third Bank, dated April 1, 2003, is incorporated herein by reference to exhibit (g)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Global Custody Addendum dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(3) Foreign Custody Manager Agreement dated April 1, 2003 to Custody Agreement between Registrant and Fifth Third Bank, is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(4) Addendum dated August 21, 2006 to Custody Service Agreements between Registrant and Fifth Third Bank is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement filed on September 28, 2006.

(h)(1) Transfer Agency Agreement dated February 11, 2008 between Registrant and PFPC, Inc., now known as PNC Global Investment Servicing (U.S.) Inc., incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed on September 30, 2008.

(2) Administration Agreement between Registrant and Mercantile-Safe Deposit & Trust Company dated May 28, 1993 is incorporated herein by reference to Exhibit (9)(e) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Amendment dated February 27, 1998 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company is incorporated herein by reference to Exhibit (9)(h) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(4) Amendment dated July 5, 2000 to Schedule A of Administration Agreement between Registrant and Mercantile-Safe Deposit and Trust Company with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (h) (5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(5) Assignment, Assumption and Guarantee dated as of May 11, 2001 between Mercantile-Safe Deposit & Trust Company and Mercantile Capital Advisors, Inc. relating to the Administration Agreement dated May 28, 1993 between Registrant and Mercantile-Safe Deposit & Trust Company is incorporated herein by reference to Exhibit (h) (6) of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed on July 27, 2001.

(6) Addendum to Administration Agreement dated March 2, 2007, incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement filed on July 31, 2007.

(7) Addendum to Administration Agreement dated May 13, 2008 is incorporated herein by reference to Exhibit h(7) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement filed on July 30, 2008.

(8) Addendum to Administration Agreement dated September 29, 2009 between Registrant and PNC Capital Advisors, Inc., filed herewith.

(8) Fund Accounting and Blue Sky Services Agreement between Registrant and PFPC, Inc., now known as PNC Global Investment Servicing (U.S.) Inc., dated February 11, 2008, incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed on September 30, 2008.

(9) Amendment to the Registrant’s Fund Accounting and Blue Sky Services Agreement and Sub-Administration Agreement, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 36 to the Registrant’s Registration Statement filed on February 6, 2004.

(10) Renewal of Terms to Revolving Credit Agreement dated August 11, 2003 between Registrant and The Fifth Third Bank is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement filed on September 30, 2003.

(11) Sub-Administration Agreement dated February 11, 2008 between PNC Capital Advisors, Inc. and PFPC, Inc., now known as PNC Global Investment Servicing (U.S.) Inc., incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement filed on September 30, 2008.

(i)(1) Opinion and Consent of Counsel dated October 31, 2003 is incorporated herein by reference to Exhibit (i)(4) of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement filed on October 31, 2003.

(2) Consent of Kramer Levin Naftalis & Frankel LLP, filed herewith.

(j) Consent of Deloitte & Touche LLP, filed herewith.

(k) None.

(l)(1) Purchase Agreement between Registrant and The Winsbury Company dated May 28, 1993 is incorporated herein by reference to Exhibit (13)(a) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(2) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated July 31, 1997 is incorporated herein by reference to Exhibit (13)(b) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement filed on September 26, 1997.

(3) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Income Fund is incorporated herein by reference to Exhibit (13)(c) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(4) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Equity Growth Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(5) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Total Return Bond Fund is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the National Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(7) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1998 with respect to the Intermediate Tax-Exempt Bond Fund is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 22 to the Registrant’s Registration Statement filed on July 31, 1998.

(8) Purchase Agreement dated July 3, 2000 between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Capital Opportunities Fund is incorporated herein by reference to Exhibit (l) (8) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement filed on September 1, 2000.

(m)(1) Distribution and Services Plan for Class A Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(1) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(2) Distribution and Services Plan for Class C Shares Pursuant to Rule 12b-1 and Related Servicing Agreement, is incorporated herein by reference to exhibit (m)(3) of Post-Effective Amendment No. 30 to Registrant’s Registration statement filed on June 24, 2003.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed as September 28, 2007.

(o) None.

(p)(1) Code of Ethics of the Registrant, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement filed on July 29, 2005.

(2) Code of Ethics of PNC Capital Advisors, LLC, filed herewith.

(3) Code of Ethics of GE Asset Management, Inc., filed herewith.

(q)(1) Conformed copies of Power of Attorneys, filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

Inapplicable.

Item 25. Indemnification.

Indemnification of Registrant’s Advisor against certain losses is provided for in Section 11 of the Advisory Agreement, filed herewith. Indemnification of the Registrant’s Administrator is provided for in Section 4 of the Administration Agreement incorporated herein by reference as Exhibit (h)(2); and indemnification of Registrant’s principal underwriter is provided for in Section 3 of the Distribution Agreement, filed herewith. Section 7.3 of the Registrant’s Articles of Incorporation incorporated herein by reference as Exhibit (a)(1) provides as follows:

(a) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution, or agreement make further provision for indemnification of directors, officers, employees, and agents to the fullest extent permitted by the Maryland General Corporation Law.

(c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission, or proceeding prior to such amendment.

Section 5.2 of the Registrant’s Bylaws incorporated herein by reference as Exhibit (b)(1) provides further as follows:

Indemnification of Directors and Officers.

(a) Indemnification. The Company shall indemnify its directors to the fullest extent permitted by applicable law. The Company shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Company shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Company as a director, officer, partner, trustee, employee, agent, or fiduciary of another corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. This Section shall not protect any such person against any liability to the Company or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office or otherwise, as prescribed by applicable law.

(b) Advances. Any current or former director or officer of the Company claiming indemnification within the scope of this Section 5.2 shall be entitled to advances from the Company for payment of the reasonable expenses incurred by such director or officer in connection with the proceedings to which such director or officer is a party in the manner and to the full extent permissible under applicable law.

(c) Procedures. On the request of any current or former director or officer requesting indemnification or an advance under this Section 5.2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with applicable law, whether the standards required by this Section 5.2 have been met.

(d) Other Rights. The indemnification provided by this Section 6.2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor.

(a) On September 29, 2009 PNC Capital Advisors, Inc., the investment adviser to the Registrant, will merge with its affiliate, Allegiant Asset Management Company, into a newly formed Delaware limited liability company named PNC Capital Advisors, LLC (“PNC Capital”). Beginning on September 30, 2009 PNC Capital serves as advisor to the Funds. PNC Capital also provides investment advisory services to other investment companies. PNC Capital is an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly-held bank holding company, and is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of PNC Capital is incorporated herein by reference to Form ADV and Schedules A and B filed by PNC Capital with the Securities and Exchange Commission.

(c) Morgan Stanley Investment Management Limited (“MS Investment Management”) serves as a sub-advisor to the International Equity Fund. MS Investment Management, a wholly-owned subsidiary of Morgan Stanley is registered as an investment advisor under the Investment Advisers Act of 1940 and is regulated by the Investment Management Regulatory Organization (“IMRO”) in the United Kingdom. The information required by this Item 26 with respect to each director and officer of MS Investment Management is incorporated herein by reference to Form ADV and Schedules A and B filed by MS Investment Management with the Securities and Exchange Commission (File No. 801-26847).

(d) GE Asset Management, Inc. (“GEAM”), serves as sub-advisor to the International Equity Fund. GEAM offers discretionary and non-discretionary account management for institutional clients. GEAM, a wholly owned subsidiary of GE, is registered as an investment advisor under the Investment Advisers Act of 1940. The information required by this Item 26 with respect to each director and officer of GEAM is incorporated herein by reference to Form ADV and Schedules A and B filed by GEAM with the Securities and Exchange Commission (File No. 801-31947).

Item 27. Principal Underwriters.

(a)	None.

(b)	PNC Fund Distributor, LLC (the “Distributor”) serves as distributor for the Registrant. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is an indirect wholly-owned subsidiary of Foreside Financial Group, LLC.

Information about the Directors and Officers is as follows:

Officers	Title
Mark S. Redman	President
Jennifer Hoopes	Secretary
Linda C. Carley	Chief Compliance Officer
James E. (Ed) Pike	Financial and Operations Principal
Richard J. Berthy	Treasurer, Vice President & Manager

Each person holds no position with the Registrant. The main office of the Distributor is located at 10 High Street, Boston, Massachusetts 02110.

(c)	Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of:

PNC Capital Advisors, LLC

Two Hopkins Plaza

Baltimore, Maryland 21201

(records relating to its functions as investment advisor and as administrator)

Morgan Stanley Investment Management Limited

25 Cabot Square

Canary Wharf

London E14 4QA England

(records relating to its functions as sub-advisor with respect to the International Equity Fund)

GE Asset Management, Inc.

3001 Summer Street

Stamford, Connecticut 06904

(records relating to its functions as sub-advisor with respect to the International Equity Fund)

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

(records relating to its functions as custodian)

PNC Global Investment Servicing (U.S.) Inc.

P.O. Box 9770

Providence, RI 02680

(records relating to its functions as fund accounting agent to all funds and transfer agent to all funds.

PNC Fund Distributor, LLC

10 High Street

Boston, MA 02110

(records relating to its functions as distributor)

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of Americas

New York, NY 10036

(records relating to its function as fund counsel)

Item 29. Management Services.

None.

Item 30. Undertakings.

Registrant hereby undertakes to provide its Annual Report to Shareholders upon request and without charge to any person to whom a Prospectus for any of its Funds is delivered.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and the State of Maryland, on the 28th day of September, 2009.

PNC FUNDS, INC.
(Registrant)

*/s/ Kevin A. McCreadie
Kevin A. McCreadie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 48 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE
*/s/ Kevin A. McCreadie	President (Chief Executive Officer)	September 28, 2009
Kevin A. McCreadie

* /s/ John R. Murphy	Chairman of the Board	September 28, 2009
John R. Murphy

* /s/ Decatur H. Miller	Director	September 28, 2009
Decatur H. Miller

*/s/ Edward D. Miller	Director	September 28, 2009
Edward D. Miller

* /s/ George R. Packard, III	Director	September 28, 2009
George R. Packard, III

* /s/ L. White Matthews, III	Director	September 28, 2009
L. White Matthews, III

* /s/ Thomas L. Owsley
Thomas L. Owsley	Director	September 28, 2009

* /s/ Jennifer E. Spratley	Vice President & Treasurer	September 28, 2009
Jennifer E. Spratley	(Principal Financial and Accounting Officer)

* By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson**
Attorney-in-fact

**	Attorney-in-fact pursuant to Powers of Attorney filed herewith.

Exhibit No.	Description
(d)(1)	Interim Advisory Agreement dated September 30, 2009 between the Registrant and PNC Capital Advisors, LLC.

(d)(3)	Sub-advisory agreement dated February 2, 2009 between PNC Capital Advisors, Inc. and GE Asset Management, Inc.

(e)(1)	Distribution Agreement between the Registrant and PNC Fund Distributor, LLC dated March 31, 2009.

(h)(8)	Addendum to Administration Agreement dated September 29, 2009 between Registrant and PNC Capital Advisors, Inc.

(i)(2)	Consent of Kramer Levin Naftalis & Frankel LLP

(j)	Consent of Deloitte & Touche LLP

(p)(1)	Code of Ethics of PNC Capital Advisors, LLC.

(p)(3)	Code of Ethics of GE Asset Management, Inc.

(q)(1)	Conformed Copies of Powers of Attorney.